UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	February 29, 2008

Date of reporting period:	August 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Management®

Stock Funds

Semiannual Report – August 31, 2007

■  Columbia Convertible Securities Fund

■  Columbia Large Cap Value Fund

■  Columbia Mid Cap Value Fund

■  Columbia Small Cap Value Fund II

■  Columbia Marsico 21st Century Fund

NOT FDIC INSURED

NOT BANK ISSUED

May Lose Value

No Bank Guarantee

Table of Contents

Columbia Convertible Securities Fund	1

Columbia Large Cap Value Fund	4

Columbia Mid Cap Value Fund	7

Columbia Small Cap Value Fund II	10

Columbia Marsico 21st Century Fund	13

Investment Portfolios	16

Statements of Assets and Liabilities	38

Statements of Operations	40

Statements of Changes in Net Assets	42

Financial Highlights	50

Notes to Financial Statements	74

Board Consideration and Approval of New Investment Sub-Advisory Agreement with Marsico Capital Management, LLC	86

Important Information About This Report	89

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Every six months, you receive a shareholder report for your Columbia Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format.

We know that for many investors the information contained in shareholder reports can seem very technical, so we would like to take this opportunity to walk you through some of the sections in the beginning of your shareholder report, explain their purpose and point out some of the highlights we think you'll find useful. In future reports, we will discuss how to use the financial statements in your shareholder reports.

Performance Information

One of the first sections in your shareholder report is the Performance Information section, which contains several tables that illustrate how your fund has performed over time. These tables can be very useful for evaluating how your fund has performed, though it's important to remember that past performance is not an indicator of future results.

Understanding Your Expenses

This section explains the ongoing costs associated with your Columbia Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your fund.

You can use the information to estimate the expenses you paid over the reporting period. You will need your account balance at the end of the period, which can be found by checking your most recent account statement, logging onto your account at www.columbiafunds.com, calling our service center at 800.345.6611 or contacting your financial advisor. Once you have your balance, the section explains how to calculate your estimated expenses step by step.

Other Information

Every shareholder report includes a page containing "Important Information About This Report," which includes instructions for requesting additional copies of the shareholder report, as well as contact information for the fund's Transfer Agent, Distributor and Investment Advisor.

Annual reports contain additional information, such as an independent registered public accounting firm's report and biographies of the fund's trustees and officers. This information is not included in semiannual reports.

Shareholder reports can be delivered to you electronically through our eDelivery service. Using eDelivery can help your fund save money while at the same time preserve precious natural resources. For even more information about your fund, visit our web site at www.columbiafunds.com. There you will find prospectuses, shareholder reports and fund fact sheets for the funds in the Columbia Funds family.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Fund Profile – Columbia Convertible Securities Fund

Summary

■   For the six-month period that ended August 31, 2007, the fund's Class A shares returned 3.20% without sales charge. The fund's benchmark, the Merrill Lynch All Convertibles All Qualities Index, returned 2.04%.1 The fund's return was lower than the 4.08% average return of its peer group, the Morningstar Convertibles Category.2

■   Concern that conditions in the housing and credit markets would undercut consumer confidence led us to underweight the consumer discretionary, financial and transportation sectors. Those sectors were among the period's weakest performers over the past six months, validating our strategy and boosting fund results compared to its benchmark. Limited exposure to subprime and speculative credits also aided but returns suffered when rising interest rates pushed yields up and prices down on many convertible issues.

■   Successful security selection also added to returns. In materials, Freeport-McMoRan Copper & Gold (2.2% of net assets) moved sharply higher. Health care holdings recorded sizeable gains included drug maker Schering-Plough, Cytyc, which makes diagnostic products, and instrument maker Fisher Scientific International (1.6%, 0.6% and 2.0% of net assets, respectively). Hilton Hotels (1.5% of net assets) moved higher despite weakness in the consumer discretionary sector. Our decision to scale back an overweight in energy hurt relative performance. By maintaining larger commitments to energy, many peer funds benefited more from rising prices in the sector. At this point, energy securities have risen sharply and appear vulnerable to decline. Nevertheless, long-term supply and demand projections favor energy companies, and we plan on adding to holdings as opportunities allow.

■   We expect no letup in market volatility over the upcoming months. External factors, including Federal Reserve Board policy and developments in the housing and credit arenas, are likely to set market direction. Under these uncertain conditions, consumer outlays, which are central to economic activity, could flag. In addition, investors may become more risk-averse. It is our longstanding policy to seek attractive values among companies with good growth potential and strong positions in their marketplaces. We believe this approach could help the fund withstand temporary market stress while seeking to provide solid long-term returns.

Portfolio Management

Yanfang (Emma) Yan has co-managed the fund since July 2001 and has been associated with Columbia Management Advisors, LLC, or its predecessors or affiliate organizations since 2001.

Richard Dahlberg has co-managed the fund since May 2004 and has been associated with Columbia Management Advisors, LLC, or its predecessors or affiliate organizations since 2003.

Yan Jin has co-managed the fund since March 2006 and has been associated with Columbia Management Advisors, LLC, or its predecessors or affiliate organizations since 2002.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds.

Most convertible securities are below investment grade and tend to be more speculative than higher-rated securities. International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks.

1The Merrill Lynch All Convertibles All Qualities Index measures the performance of US dollar-denominated convertible securities of issuers not currently in bankruptcy. Securities in the index have a total market value greater than $50 million at issuance. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for non-commercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/07

+3.20%

Class A shares (without sales charge)

+2.04%

Merrill Lynch All Convertibles All Qualities Index

Morningstar Style Box

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows a fund's investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 08/31/2007.

Performance Information – Columbia Convertible Securities Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.20
Class B	1.95
Class C	1.95
Class Z	0.95

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/07 ($)

Class A	16.65
Class B	16.40
Class C	16.61
Class Z	16.65

Distributions declared per share

03/01/07 – 08/31/07 ($)

Class A	0.50
Class B	0.44
Class C	0.44
Class Z	0.52

Performance of a $10,000 investment 09/01/97 – 08/31/07 ($)

Sales charge	without	with
Class A	21,512	20,271
Class B	20,129	20,129
Class C	20,095	20,095
Class Z	22,172	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Convertible Securities Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Average annual total return as of 08/31/07 (%)

Share class	A		B		C		Z
Inception	09/25/87		07/15/98		10/21/96		05/21/99
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	3.20	–2.71	2.86	–2.14	2.82	1.82	3.33
1-year	9.79	3.48	9.04	4.06	8.99	7.99	10.06
5-year	10.68	9.37	9.85	9.58	9.85	9.85	10.93
10-year	7.96	7.32	7.25	7.25	7.23	7.23	8.29

Average annual total return as of 09/30/07 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	5.82	–0.28	5.32	0.32	5.37	4.37	5.89
1-year	12.25	5.77	11.38	6.38	11.37	10.37	12.46
5-year	12.36	11.03	11.50	11.24	11.50	11.50	12.60
10-year	7.88	7.25	7.15	7.15	7.14	7.14	8.21

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Class Z shares commenced operations on May 21, 1999 and have no performance prior to that date. Performance prior to May 21, 1999 is that of Class A shares at net asset value, which reflect Rule 12b-1 fees of 0.25%. These Rule 12b-1 fees are not applicable to Class Z shares.

Class B shares commenced operations on July 15, 1998 and have no performance prior to that date. The performance shown for Class B shares prior to their inception date is that of Class A shares. If Class B shares fees and expenses were included, performance would be lower.

Understanding Your Expenses – Columbia Convertible Securities Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

A minimum account balance fee of $20 that is charged once per year may be assessed if the value of your account falls below the minimum initial investment applicable to you. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/07 – 08/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,031.92	1,019.30	5.92	5.89	1.16
Class B	1,000.00	1,000.00	1,028.50	1,015.53	9.74	9.68	1.91
Class C	1,000.00	1,000.00	1,028.10	1,015.53	9.74	9.68	1.91
Class Z	1,000.00	1,000.00	1,033.23	1,020.56	4.65	4.62	0.91

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Large Cap Value Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/07

+3.15%

Class A shares (without sales charge)

+2.76%

Russell 1000 Value Index

Morningstar Style Box

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows a fund's investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data are gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 08/31/2007.

Summary

■   For the six-month period that ended August 31, 2007, the fund's Class A shares returned 3.15% without sales charge. That was higher than the 2.76% return of the Russell 1000 Value Index1, its benchmark, and lower than the 3.81% average return of the Morningstar Large Value Funds Category over the same time period.2 Stock selection within technology, utilities and industrials helped the fund's return, while performance within the consumer discretionary and materials sectors was disappointing. Our bottom-up stock picking targeted companies with the potential to expand their profit margins by increasing revenues and leveraging operations. In particular, we looked for companies with attractive stock valuations, compressed operating margins and the potential for higher operating margins through revenue growth.

■   In the technology sector, some of the biggest gains came from semiconductor companies, including Intersil and NVIDIA (0.6% and 0.9% of net assets, respectively). Intersil benefited from shifting toward higher margin businesses, while NVIDIA saw increased sales of its high-end graphic chips, which are used in various applications, including Microsoft's new VISTA operating system. Elsewhere, winners included PPL (0.5% of net assets), an electric utility profiting from higher rates, and United Technologies (2.0% of net assets), an industrial fueled by strong worldwide growth in commercial construction and aerospace.

  An overweight in household durables, especially home builders Lennar and Centex, hurt returns, as the subprime mortgage crisis further pressured new home sales. We exited both names. Returns within materials trailed the sector's returns in the index, largely because we did not own some better performing metals and mining stocks.

■   We believe that market volatility has created buying opportunities for managers such as ourselves who focus on individual stock selection. We seek to invest in companies whose shares are not only undervalued, but whose operating margins have been compressed and where we believe that future performance will lead to an expansion of those margins.

Portfolio Management

Lori Ensinger has co-managed the fund since August 2001 and has been associated with Columbia Management Advisors, LLC, or its predecessors or affiliate organizations since 2001.

Diane Sobin has co-managed the fund since August 2001 and has been associated with Columbia Management Advisors, LLC, or its predecessors or affiliate organizations since 2001.

David Hoffman has co-managed the fund since April 2004 and has been associated with Columbia Management Advisors, LLC, or its predecessors or affiliate organizations since 2001.

Noah Petrucci has co-managed the fund since February 2002 and has been associated with Columbia Management Advisors, LLC, or its predecessors or affiliate organizations since 2002.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments. Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the manager's assessment of a company's prospects is wrong, the price of its stock may not approach the value the manager has placed on it.

1The Russell 1000 Value Index measures the performance of those securities in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth rates. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for non-commercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

Performance Information – Columbia Large Cap Value Fund

Performance of a $10,000 investment 09/01/97 – 08/31/07 ($)

Sales charge	without	with
Class A	18,611	17,539
Class B	17,228	17,228
Class C	17,309	17,309
Class R	18,534	n/a
Class Z	19,085	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Large Cap Value Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Average annual total return as of 08/31/07 (%)

Share class	A		B		C		R	Z
Inception	12/06/89		06/07/93		06/17/92		01/23/06	09/19/89
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	3.15	–2.75	2.71	–2.16	2.71	1.74	3.02	3.28
1-year	12.51	6.02	11.64	6.64	11.64	10.64	12.25	12.83
5-year	13.40	12.05	12.53	12.28	12.51	12.51	13.30	13.68
10-year	6.41	5.78	5.59	5.59	5.64	5.64	6.36	6.68

Average annual total return as of 09/30/07 (%)

Share class	A		B		C		R	Z
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	6.34	0.23	5.86	0.86	5.93	4.93	6.15	6.47
1-year	15.91	9.27	14.97	9.97	14.96	13.96	15.56	16.16
5-year	17.11	15.73	16.19	15.97	16.22	16.22	17.00	17.39
10-year	6.32	5.69	5.49	5.49	5.55	5.55	6.27	6.58

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class R shares are sold at net asset value with Rule 12b-1 fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

The returns for Class R shares include the returns of Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns would have been lower, since Class R shares are subject to higher Rule 12b-1 fees.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.07
Class B	1.82
Class C	1.82
Class R	1.32
Class Z	0.82

Annual operating expense ratio

after contractual waivers (%)*

Class A	1.06
Class B	1.81
Class C	1.81
Class R	1.31
Class Z	0.81

*The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund's prospectus that is current as of the date of this report. The contractual waiver expires 06/30/2008. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/07 ($)

Class A	14.82
Class B	14.33
Class C	14.33
Class R	14.81
Class Z	14.85

Distributions declared per share

03/01/07 – 08/31/07 ($)

Class A	0.83
Class B	0.78
Class C	0.78
Class R	0.82
Class Z	0.85

Understanding Your Expenses – Columbia Large Cap Value Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

A minimum account balance fee of $20 that is charged once per year may be assessed if the value of your account falls below the minimum initial investment applicable to you. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/07 – 08/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,031.42	1,020.26	4.95	4.93	0.97
Class B	1,000.00	1,000.00	1,027.05	1,016.49	8.76	8.72	1.72
Class C	1,000.00	1,000.00	1,027.05	1,016.49	8.76	8.72	1.72
Class R	1,000.00	1,000.00	1,030.11	1,019.00	6.23	6.19	1.22
Class Z	1,000.00	1,000.00	1,032.73	1,021.52	3.68	3.66	0.72

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Mid Cap Value Fund

Summary

■   For the six-month period that ended August 31, 2007, the fund's Class A shares returned 3.12% without sales charge, compared with a return of negative 1.34% for its benchmark, the Russell MidCap Value Index.1 The Morningstar Mid-Cap Value Funds Category returned 1.02% over that same time period.2 Stock selection drove the fund's solid results, with added gains from sector allocation.

■   The fund had more exposure than the index to industrial stocks, which aided performance during the period, as did stock selection, especially among machinery and shipping companies. Among the winners were Barnes Group and Kennametal (1.0% and 1.2% of net assets, respectively), machinery companies that benefited from strong global demand from the aerospace industry. Solid gains from segments of its business that serve the energy and mining industries also aided Kennametal's results. Canadian Pacific Railway (0.8% of net assets) rallied sharply on takeover speculation.

■   An underweight in financials relative to the index and favorable stock selection also aided results. We avoided areas hard hit by the subprime mortgage crisis. Stock selection was positive within energy, technology and utilities, but modestly disappointing within materials, in part, because the fund did not own some top-performing metals and mining stocks.

■   We remain optimistic about the longer-term prospects for mid-cap value stocks. The market's recent volatility has depressed valuations across the sector, providing an opportunity to buy stocks that fit our investment criteria at a significant discount to historical levels.

Portfolio Management

Lori Ensinger has co-managed the fund since November 2001 and has been associated with Columbia Management Advisors, LLC, or its predecessors or affiliate organizations since 2001.

Diane Sobin has co-managed the fund since November 2001 and has been associated with Columbia Management Advisors, LLC, or its predecessors or affiliate organizations since 2001.

David Hoffman has co-managed the fund since April 2004 and has been associated with Columbia Management Advisors, LLC, or its predecessors or affiliate organizations since 2001.

Noah Petrucci has co-managed the fund since February 2002 and has been associated with Columbia Management Advisors, LLC, or its predecessors or affiliate organizations since 2002.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments. Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the manager's assessment of a company's prospects is wrong, the price of its stock may not approach the value the manager has placed on it.

Investing in mid-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

1The Russell Midcap Value Index measures the performance of those securities in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth rates. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for non-commercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/07

+3.12%

Class A shares (without sales charge)

–1.34%

Russell MidCap Value Index

Morningstar Style Box

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows a fund's investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data are gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 08/31/2007.

Performance Information – Columbia Mid Cap Value Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.14
Class B	1.89
Class C	1.89
Class R	1.39
Class Z	0.89

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/07 ($)

Class A	14.97
Class B	14.68
Class C	14.73
Class R	14.96
Class Z	14.99

Distributions declared per share

03/01/07 – 08/31/07 ($)

Class A	0.74
Class B	0.68
Class C	0.68
Class R	0.72
Class Z	0.76

Performance of a $10,000 investment 11/20/01 – 08/31/07 ($)

Sales charge	without	with
Class A	21,873	20,616
Class B	20,931	20,831
Class C	20,937	20,937
Class R	21,774	n/a
Class Z	22,179	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Mid Cap Value Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Average annual total return as of 08/31/07 (%)

Share class	A		B		C		R	Z
Inception	11/20/01		11/20/01		11/20/01		01/23/06	11/20/01
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	3.12	–2.82	2.66	–2.25	2.65	1.67	2.93	3.25
1-year	17.10	10.40	16.23	11.23	16.17	15.17	16.81	17.37
5-year	18.13	16.74	17.25	17.04	17.23	17.23	18.03	18.40
Life	14.51	13.34	13.64	13.54	13.64	13.64	14.42	14.78

Average annual total return as of 09/30/07 (%)

Share class	A		B		C		R	Z
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	4.55	–1.46	4.14	–0.85	4.19	3.19	4.35	4.68
1-year	19.18	12.35	18.26	13.26	18.27	17.27	18.87	19.45
5-year	20.96	19.53	20.04	19.85	20.06	20.06	20.85	21.25
Life	14.86	13.70	13.99	13.90	14.01	14.01	14.77	15.14

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class R shares are sold at net asset value with Rule 12b-1 fees. Class R and Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

The returns for Class R shares include the returns for Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns would have been lower, since Class R shares are subject to higher Rule 12b-1 fees.

Understanding Your Expenses – Columbia Mid Cap Value Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

A minimum account balance fee of $20 that is charged once per year may be assessed if the value of your account falls below the minimum initial investment applicable to you. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/07 – 08/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,015.69	1,019.71	5.47	5.48	1.08
Class B	1,000.00	1,000.00	1,013.37	1,015.94	9.26	9.27	1.83
Class C	1,000.00	1,000.00	1,013.32	1,015.94	9.26	9.27	1.83
Class R	1,000.00	1,000.00	1,014.73	1,018.45	6.74	6.75	1.33
Class Z	1,000.00	1,000.00	1,016.34	1,020.96	4.21	4.22	0.83

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Small Cap Value Fund II

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/07

+3.71%

Class A shares (without sales charge)

–3.38%

Russell 2000 Value Index

Morningstar Style Box

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows a fund's investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data are gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 08/31/2007.

Summary

■   For the six-month period that ended August 31, 2007, the fund's Class A shares returned 3.71% without sales charge. It outperformed its benchmark, the Russell 2000 Value Index, which returned negative 3.38%.1 The Morningstar Small Value Category average returned negative 1.16% over the same period.2 Stock selection in the industrials, consumer discretionary, financials, energy and technology sectors accounted for the fund's strong results.

■   The fund had more exposure than the index to the industrials sector, which aided performance. Individual positions that were standouts in the sector included Barnes Group, JA Solar Holdings and FTI Consulting (1.1%, 0.9% and 1.0% of net assets, respectively). Barnes, which makes aircraft and automotive parts, benefited from a strong aerospace cycle, while JA Solar, a Chinese solar cell company, rallied in recognition of its commanding supply of silicon. FTI climbed amid increased demand for its bankruptcy consulting services. The fund also did well by avoiding weaker performers within the beleaguered consumer discretionary and financials sectors.

■   Materials and health care positions modestly hampered returns, partly because the fund did not own some of the period's best performers. However, the biggest individual detractors were retailers Pacific Sunwear of California and Brown Shoe (0.6% and 0.9% of net assets, respectively), which declined sharply amid weak year-over-year same store sales comparisons.

■   We believe that the current environment offers opportunity for our stock selection strategy to identify attractively priced small-cap stocks with the potential to outperform.

Portfolio Management

Dr. Christian Stadlinger has co-managed the fund since April 2002 and has been associated with Columbia Management Advisors, LLC, or its predecessors or affiliate organizations since 2002.

Jarl Ginsberg has co-managed the fund since February 2003 and has been associated with Columbia Management Advisors, LLC, or its predecessors or affiliate organizations since 2001.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments. Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the portfolio manager's assessment of a company's prospects is wrong, the price of its stock may not approach the value the portfolio manager has placed on it.

Investing in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

1The Russell 2000 Value Index measures the performance of those securities in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth rates. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for non-commercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

Performance Information – Columbia Small Cap Value Fund II

Performance of a $10,000 investment 05/01/02 – 08/31/07 ($)

Sales charge	without	with
Class A	19,424	18,307
Class B	18,656	18,556
Class C	18,649	18,649
Class R	19,320	n/a
Class Z	19,682	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Small Cap Value Fund II during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Average annual total return as of 08/31/07 (%)

Share class	A		B		C		R	Z
Inception	05/01/02		05/01/02		05/01/02		01/23/06	05/01/02
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	3.71	–2.28	3.24	–1.76	3.24	2.24	3.50	3.76
1-year	14.74	8.11	13.72	8.72	13.82	12.82	14.29	14.90
5-year	18.34	16.95	17.44	17.23	17.43	17.43	18.21	18.62
Life	13.25	12.00	12.39	12.28	12.39	12.39	13.13	13.53

Average annual total return as of 09/30/07 (%)

Share class	A		B		C		R	Z
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	3.89	–2.10	3.51	–1.49	3.51	2.51	3.69	4.01
1-year	14.72	8.12	13.82	8.82	13.92	12.92	14.37	14.97
5-year	20.16	18.75	19.25	19.05	19.24	19.24	20.03	20.46
Life	13.37	12.14	12.53	12.42	12.52	12.52	13.26	13.66

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class R shares are sold at net asset value with Rule 12b-1 fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

The returns for Class R shares include the returns of Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns would have been lower, since Class R shares are subject to higher Rule 12b-1 fees.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.30
Class B	2.05
Class C	2.05
Class R	1.55
Class Z	1.05

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/07 ($)

Class A	14.21
Class B	13.68
Class C	13.67
Class R	14.15
Class Z	14.31

Distributions declared per share

03/01/07 – 08/31/07 ($)

Class A	0.17
Class B	0.17
Class C	0.17
Class R	0.17
Class Z	0.17

Understanding Your Expenses – Columbia Small Cap Value Fund II

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

A minimum account balance fee of $20 that is charged once per year may be assessed if the value of your account falls below the minimum initial investment applicable to you. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/07 – 08/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,018.65	1,019.00	6.19	6.19	1.22
Class B	1,000.00	1,000.00	1,016.29	1,015.23	9.98	9.98	1.97
Class C	1,000.00	1,000.00	1,016.29	1,015.23	9.98	9.98	1.97
Class R	1,000.00	1,000.00	1,017.60	1,017.75	7.46	7.46	1.47
Class Z	1,000.00	1,000.00	1,018.90	1,020.26	4.92	4.93	0.97

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Marsico 21st Century Fund

Summary

■   For the six-month period that ended August 31, 2007, the fund's Class A shares returned 9.03% without sales charge. Its benchmark, the Russell 3000 Index, returned 4.70%.1 The fund's return was higher than the average return of its peer group, the Morningstar Large Growth Category, which was 7.77%.2 The fund's strong performance was primarily the result of strong stock selection in the consumer discretionary, consumer staples and information technology sectors.

■   Hotel/casino operators Las Vegas Sands and Wynn Resorts (4.9% and 2.3% of net assets, respectively) were among the fund's best performers for the period. Both companies benefited from strong growth in the Macau casino market. Beverage company Heineken Holding (4.0% of net assets) also appreciated sharply during the period. Within the information technology sector, MasterCard and Apple (5.8% and 3.6% of net assets, respectively) posted solid gains.

■   Although stock selection in energy was also positive, the fund had little exposure to the sector, which gained more than 20% for the index during the period. A few individual positions also detracted from the fund's otherwise strong performance. Moody's and St. Joe (0.9% of net assets) declined sharply, and Moody's was sold from the fund. Also, the fund's position in cash equivalents was approximately 11% for the period, which detracted from performance as cash significantly underperformed stocks.

■   At the end of the period, the fund emphasized investments in consumer discretionary, financials and information technology sectors. It had little or no exposure to telecommunications and utilities.

Portfolio Management

Corydon J. Gilchrist has managed the fund since February 2003. He is with Marsico Capital Management, LLC, investment sub-advisor to the fund.

Marsico Capital Management, LLC (Marsico) is an SEC-registered advisor and an indirect, wholly-owned subsidiary of Bank of America Corporation. Marsico is under common control with Columbia Management Advisors, LLC, but is not part of Columbia Management Group, LLC.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

The fund may invest without limit in foreign securities. International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Investing in emerging markets may involve greater risks than investing in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

1The Russell 3000 Index tracks the performance of 3000 of the largest U.S. companies, based on market capitalization. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for non-commercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/07

+9.03%

Class A shares (without sales charge)

+4.70%

Russell 3000 Index

Morningstar Style Box

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows a fund's investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data are gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 08/31/2007.

Performance Information – Columbia Marsico 21st Century Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.29
Class B	2.04
Class C	2.04
Class R	1.54
Class Z	1.04

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/07 ($)

Class A	15.37
Class B	14.71
Class C	14.71
Class R	15.39
Class Z	15.57

Distributions declared per share

03/01/07 – 08/31/07 ($)

Class A	0.20
Class B	0.20
Class C	0.20
Class R	0.20
Class Z	0.20

Performance of a $10,000 investment 04/10/00 – 08/31/07 ($)

Sales charge	without	with
Class A	15,936	15,020
Class B	15,077	15,077
Class C	15,077	15,077
Class R	15,869	n/a
Class Z	16,237	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Marsico 21st Century Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Average annual total return as of 08/31/07 (%)

Share class	A		B		C		R	Z
Inception	04/10/00		04/10/00		04/10/00		01/23/06	04/10/00
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	9.03	2.77	8.59	3.59	8.59	7.59	8.87	9.13
1-year	23.40	16.35	22.48	17.48	22.48	21.48	23.06	23.64
5-year	19.76	18.36	18.84	18.64	18.84	18.84	19.65	20.02
Life	6.51	5.66	5.71	5.71	5.71	5.71	6.45	6.78

Average annual total returns as of 09/30/07 (%)

Share class	A		B		C		R	Z
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	16.75	10.01	16.35	11.35	16.28	15.28	16.57	16.90
1-year	30.82	23.27	29.89	24.89	29.80	28.80	30.46	31.13
5-year	22.70	21.24	21.77	21.59	21.76	21.76	22.58	23.01
Life	7.49	6.64	6.69	6.69	6.68	6.68	7.42	7.77

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class R shares are sold at net asset value with Rule 12b-1 fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

The returns for Class R shares include the returns of Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns would have been lower, since Class R shares are subject to higher Rule 12b-1 fees.

Understanding Your Expenses – Columbia Marsico 21st Century Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

A minimum account balance fee of $20 that is charged once per year may be assessed if the value of your account falls below the minimum initial investment applicable to you. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/07 – 08/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,045.40	1,019.20	6.07	5.99	1.18
Class B	1,000.00	1,000.00	1,043.18	1,015.43	9.91	9.78	1.93
Class C	1,000.00	1,000.00	1,043.18	1,015.43	9.91	9.78	1.93
Class R	1,000.00	1,000.00	1,044.59	1,017.95	7.35	7.25	1.43
Class Z	1,000.00	1,000.00	1,045.90	1,020.46	4.78	4.72	0.93

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Investment Portfolio – Columbia Convertible Securities Fund, August 31, 2007 (Unaudited)

Convertible Bonds – 74.4%

	Par ($)	Value ($)
Consumer Discretionary – 8.5%
Casinos & Gaming – 0.1%
Shuffle Master, Inc.
1.250% 04/15/24	840,000	767,550
Casinos & Gaming Total		767,550
Hotels, Restaurants & Leisure – 3.3%
Carnival Corp.
(a) 1.132% 04/29/33
(0.000% 04/29/08)	5,792,000	3,880,640
Hilton Hotels Corp.
3.375% 04/15/23	6,972,000	14,231,595
International Game Technology
2.600% 12/15/36	2,002,000	1,929,427
2.600% 12/15/36 (b)	1,648,000	1,588,260
Scientific Games Corp.
(a) 0.750% 12/01/24
(0.500% 06/01/10)	800,000	1,008,000
(a) 0.750% 12/01/24
(0.500% 06/01/10) (b)	7,158,000	9,019,080
Hotels, Restaurants & Leisure Total		31,657,002
Media – 3.7%
Lions Gate Entertainment Corp.
2.938% 10/15/24 (b)	3,856,000	3,913,840
2.938% 10/15/24	1,630,000	1,654,450
(a) 3.625% 03/15/25
(3.125% 03/15/12) (b)	2,960,000	2,819,400
(a) 3.625% 03/15/25
(3.125% 03/15/12)	2,905,000	2,767,013
Sirius Satellite Radio, Inc.
2.500% 02/15/09	3,760,000	3,717,700
Walt Disney Co.
2.125% 04/15/23	12,865,000	15,389,756
XM Satellite Radio Holdings, Inc.
1.750% 12/01/09	6,498,000	5,474,565
Media Total		35,736,724
Specialty Retail – 1.4%
Iconix Brand Group, Inc.
1.875% 06/30/12 (b)	3,000,000	2,936,250
United Auto Group, Inc.
3.500% 04/01/26	700,000	714,875
3.500% 04/01/26 (b)	9,950,000	10,161,438
Specialty Retail Total		13,812,563
Consumer Discretionary Total		81,973,839

	Par ($)	Value ($)
Consumer Staples – 1.9%
Agriculture – 1.0%
Archer-Daniels-Midland Co.
0.875% 02/15/14 (b)	10,000,000	9,662,500
Agriculture Total		9,662,500
Beverages – 0.5%
Molson Coors Brewing Co.
2.500% 07/30/13	4,375,000	4,582,813
Beverages Total		4,582,813
Household Products – 0.4%
Church & Dwight
5.250% 08/15/33 (b)	2,712,000	4,023,930
Household Products Total		4,023,930
Consumer Staples Total		18,269,243
Energy – 5.2%
Energy Equipment & Services – 1.3%
Nabors Industries, Inc.
0.940% 05/15/11	4,870,000	4,602,150
Pride International, Inc.
3.250% 05/01/33 (b)	1,560,000	2,197,650
3.250% 05/01/33	3,830,000	5,395,513
Energy Equipment & Services Total		12,195,313
Oil & Gas Services – 2.1%
Global Industries Ltd.
2.750% 08/01/27 (b)	5,000,000	4,698,000
Hanover Compressor Co.
4.750% 03/15/08	4,750,000	4,690,625
Hornbeck Offshore Services, Inc.
(a) 1.625% 11/15/26
(1.375% 11/15/13)	880,000	885,016
(a) 1.625% 11/15/26
(1.375% 11/15/13) (b)	6,000,000	6,034,200
SESI LLC
(a) 1.500% 12/15/26
(1.250% 12/15/11)	3,895,000	4,118,962
Oil & Gas Services Total		20,426,803
Oil, Gas & Consumable Fuels – 1.8%
Cheniere Energy, Inc.
2.250% 08/01/12 (b)	1,987,000	2,294,985
2.250% 08/01/12	964,000	1,113,420
Chesapeake Energy Corp.
2.750% 11/15/35 (b)	3,231,000	3,319,853
2.750% 11/15/35	10,115,000	10,393,162
Oil, Gas & Consumable Fuels Total		17,121,420
Energy Total		49,743,536

See Accompanying Notes to Financial Statements.

Columbia Convertible Securities Fund, August 31, 2007 (Unaudited)

Convertible Bonds (continued)

	Par ($)	Value ($)
Financials – 4.3%
Commercial Banks – 1.7%
Boston Private Financial Holdings, Inc.
3.000% 07/15/27 (b)	2,000,000	1,957,800
PrivateBancorp, Inc.
3.625% 03/15/27 (b)	2,000,000	1,947,602
Wells Fargo & Co.
5.106% 05/01/33 (c)	13,183,000	13,095,992
Commercial Banks Total		17,001,394
Insurance – 1.2%
American Equity Investment Life Insurance Co.
5.250% 12/06/24 (b)	3,488,000	3,509,800
Conseco, Inc.
(a) 3.500% 09/30/35
(3.500% 09/30/10) (b)	2,765,000	2,426,287
(a) 3.500% 09/30/35
(3.500% 09/30/10)	3,976,000	3,488,940
Prudential Financial, Inc.
2.960% 12/12/36 (c)	1,950,000	1,955,597
Insurance Total		11,380,624
Real Estate Investment Trusts (REITs) – 1.4%
Boston Properties, Inc.
3.750% 05/15/36	3,893,000	4,267,701
Digital Realty Trust LP
4.125% 08/15/26 (b)	2,730,000	3,449,355
Prologis
2.250% 04/01/37 (b)	6,000,000	5,737,500
Real Estate Investment Trusts (REITs) Total		13,454,556
Financials Total		41,836,574
Health Care – 21.7%
Biotechnology – 5.6%
Amgen, Inc.
0.125% 02/01/11 (b)	2,982,000	2,646,525
0.375% 02/01/13	2,864,000	2,452,300
0.375% 02/01/13 (b)	3,030,000	2,594,438
BioMarin Pharmaceuticals, Inc.
1.875% 04/23/17	980,000	1,182,125
2.500% 03/29/13	2,987,000	4,297,546
Genzyme Corp.
1.250% 12/01/23	2,895,000	3,050,606
Integra LifeSciences Holdings Corp.
2.750% 06/01/10 (b)	3,000,000	2,917,500
Invitrogen Corp.
2.000% 08/01/23	2,876,000	3,566,240
3.250% 06/15/25	4,886,000	5,069,225
Isis Pharmaceuticals, Inc.
2.625% 02/15/27 (b)	4,000,000	4,285,000

	Par ($)	Value ($)
Millipore Corp.
3.750% 06/01/26	7,375,000	7,568,594
OSI Pharmaceuticals, Inc.
3.250% 09/08/23	980,000	961,625
PDL BioPharma, Inc.
2.000% 02/15/12 (b)	3,210,000	3,222,037
2.000% 02/15/12	5,572,000	5,592,895
Vertex Pharmaceuticals
5.000% 09/19/07	4,400,000	4,400,000
Biotechnology Total		53,806,656
Health Care Equipment & Supplies – 6.3%
Advanced Medical Optics, Inc.
2.500% 07/15/24 (b)	5,200,000	4,706,000
American Medical Systems Holdings, Inc.
3.250% 07/01/36	1,750,000	1,966,563
Beckman Coulter, Inc.
2.500% 12/15/36 (b)	220,000	250,800
Cytyc Corp.
2.250% 03/15/24	4,298,000	6,189,120
Edwards Lifesciences Corp.
3.875% 05/15/33	7,955,000	8,193,650
Fisher Scientific International, Inc.
3.250% 03/01/24	13,077,000	19,353,960
Inverness Medical Innovations, Inc.
3.000% 05/15/16 (b)	7,000,000	8,303,750
Medtronic, Inc.
1.500% 04/15/11 (b)	10,938,000	11,621,625
SonoSite, Inc.
3.750% 07/15/14	480,000	470,400
Health Care Equipment & Supplies Total		61,055,868
Health Care Providers & Services – 3.6%
Apria Healthcare Group, Inc.
3.375% 09/01/33	1,830,000	1,887,188
Chemed Corp.
1.875% 05/15/14 (b)	2,250,000	2,199,375
Emdeon Corp.
3.125% 09/01/25	1,925,000	2,088,625
Henry Schein, Inc.
3.000% 08/15/34 (b)	3,980,000	5,412,800
LifePoint Hospitals, Inc.
3.500% 05/15/14	7,827,000	6,643,166
Lincare Holdings, Inc.
3.000% 06/15/33 (b)	5,180,000	5,095,825
Manor Care, Inc.
2.000% 06/01/36 (b)	2,990,000	3,887,000
(a) 2.125% 08/01/35
(1.875% 08/01/10)	3,482,000	5,144,655
Omnicare, Inc.
3.250% 12/15/35	3,916,000	3,069,165
Health Care Providers & Services Total		35,427,799

See Accompanying Notes to Financial Statements.

Columbia Convertible Securities Fund, August 31, 2007 (Unaudited)

Convertible Bonds (continued)

	Par ($)	Value ($)
Life Sciences Tool & Services – 0.6%
Nektar Therapeutics
3.250% 09/28/12	3,305,000	2,747,281
Stewart Enterprises, Inc.
3.125% 07/15/14 (b)	3,000,000	2,799,300
Life Sciences Tool & Services Total		5,546,581
Pharmaceuticals – 5.6%
Allergan, Inc.
1.500% 04/01/26 (b)	9,100,000	10,089,625
1.500% 04/01/26	2,035,000	2,256,306
Amylin Pharmaceuticals, Inc.
3.000% 06/15/14 (b)	10,000,000	10,700,000
3.000% 06/15/14	3,900,000	4,153,851
Bristol-Myers Squibb Co.
4.860% 09/15/23 (c)	8,808,000	8,841,470
Mylan Laboratories, Inc.
1.250% 03/15/12	3,413,000	3,063,168
Teva Pharmaceutical Finance LLC
0.250% 02/01/26	2,935,000	2,982,694
Wyeth
4.886% 01/15/24 (c)	6,142,000	6,529,560
4.886% 01/15/24 (b)(c)	5,060,000	5,379,286
Pharmaceuticals Total		53,995,960
Health Care Total		209,832,864
Industrials – 9.4%
Aerospace & Defense – 4.0%
Ceradyne, Inc.
2.875% 12/15/35	2,944,000	4,014,880
DRS Technologies, Inc.
2.000% 02/01/26 (b)	7,450,000	7,701,438
L-3 Communications Corp.
3.000% 08/01/35 (b)	4,756,000	5,415,895
3.000% 08/01/35	11,130,000	12,674,287
Lockheed Martin Corp.
5.308% 08/15/33 (c)	6,695,000	9,382,373
Aerospace & Defense Total		39,188,873
Airlines – 0.5%
UAL Corp.
5.000% 02/01/21	3,705,000	4,446,000
Airlines Total		4,446,000
Commercial Services & Supplies – 0.3%
Waste Connections, Inc.
3.750% 04/01/26	2,918,000	3,180,620
Commercial Services & Supplies Total		3,180,620
Electrical Components & Equipment – 0.3%
General Cable Corp.
0.875% 11/15/13	1,900,000	2,481,875
Electrical Components & Equipment Total		2,481,875

	Par ($)	Value ($)
Electrical Equipment – 0.9%
Roper Industries, Inc.
(a) 1.481% 01/15/34
(0.000% 01/15/09)	10,590,000	8,432,288
Electrical Equipment Total		8,432,288
Environmental Control – 1.0%
Covanta Holding Corp.
1.000% 02/01/27	10,500,000	10,080,000
Environmental Control Total		10,080,000
Machinery – 1.6%
Barnes Group, Inc.
3.750% 08/01/25	3,637,000	5,719,182
Trinity Industries, Inc.
3.875% 06/01/36	9,644,000	9,788,660
Machinery Total		15,507,842
Trading Companies & Distributors – 0.8%
WESCO International, Inc.
1.750% 11/15/26 (b)	5,000,000	4,300,000
1.750% 11/15/26	3,600,000	3,096,000
Trading Companies & Distributors Total		7,396,000
Industrials Total		90,713,498
Information Technology – 19.9%
Communications Equipment – 2.1%
Arris Group, Inc.
2.000% 11/15/26	2,435,000	2,830,882
Liberty Media Corp.
3.500% 01/15/31	7,218,754	6,830,746
3.500% 01/15/31 (b)	2,023,755	1,914,978
Lucent Technologies, Inc.
2.875% 06/15/23	5,792,000	5,560,320
2.875% 06/15/25	2,870,000	2,744,437
Communications Equipment Total		19,881,363
Computers & Peripherals – 2.2%
Cadence Design Systems, Inc.
1.375% 12/15/11	6,810,000	7,780,425
EMC Corp.
1.750% 12/01/11	6,570,000	8,951,625
1.750% 12/01/11 (b)	3,500,000	4,768,750
Computers & Peripherals Total		21,500,800
Electronic Equipment & Instruments – 1.7%
FLIR Systems, Inc.
3.000% 06/01/23	1,447,000	3,235,854
L-1 Identity Solutions, Inc.
3.750% 05/15/27 (b)	5,000,000	4,550,000
Vishay Intertechnology, Inc.
3.625% 08/01/23 (b)	7,450,000	7,375,500
3.625% 08/01/23	1,800,000	1,782,000
Electronic Equipment & Instruments Total		16,943,354

See Accompanying Notes to Financial Statements.

Columbia Convertible Securities Fund, August 31, 2007 (Unaudited)

Convertible Bonds (continued)

	Par ($)	Value ($)
Electronic Equipment Manufacturers – 0.0%
Newport Corp.
2.500% 02/15/12 (b)	500,000	435,625
Electronic Equipment Manufacturers Total		435,625
Internet Software & Services – 0.4%
Equinix, Inc.
2.500% 04/15/12	3,490,000	3,555,437
Internet Software & Services Total		3,555,437
IT Services – 4.3%
Ciber, Inc.
2.875% 12/15/23 (b)	7,288,000	6,960,040
CSG Systems International, Inc.
2.500% 06/15/24 (b)	9,920,000	10,155,600
DST Systems, Inc.
4.125% 08/15/23 (b)	5,925,000	9,672,562
Electronic Data Systems Corp.
3.875% 07/15/23 (b)	12,940,000	12,956,175
3.875% 07/15/23	1,850,000	1,852,313
IT Services Total		41,596,690
Semiconductors – 0.2%
Cypress Semiconductor Corp.
1.000% 09/15/09 (b)	2,000,000	2,342,500
Semiconductors Total		2,342,500
Semiconductors & Semiconductor Equipment – 4.8%
Agere Systems, Inc.
6.500% 12/15/09	8,190,000	8,190,000
Amkor Technology, Inc.
2.500% 05/15/11	970,000	990,613
ASM International NV
4.250% 12/06/11 (b)	2,990,000	4,051,450
4.250% 12/06/11	738,000	999,990
Intel Corp.
2.950% 12/15/35 (b)	8,028,000	8,208,630
2.950% 12/15/35	9,775,000	9,994,937
Linear Technology Corp.
3.000% 05/01/27	1,865,000	1,795,063
3.000% 05/01/27 (b)	2,500,000	2,406,250
3.125% 05/01/27	1,865,000	1,823,038
3.125% 05/01/27 (b)	2,500,000	2,443,750
Spansion, Inc.
2.250% 06/15/16 (b)	1,985,000	1,530,931
Xilinx, Inc.
3.125% 03/15/37	3,890,000	3,700,362
Semiconductors & Semiconductor Equipment Total		46,135,014
Software – 4.2%
Amdocs Ltd.
0.500% 03/15/24	8,829,000	9,071,797
Fair Isaac Corp.
1.500% 08/15/23	4,900,000	4,912,250
Lawson Software, Inc.
2.500% 04/15/12 (b)	5,000,000	5,200,000

	Par ($)	Value ($)
Mentor Graphics Corp.
6.250% 03/01/26	1,919,000	2,134,888
Sybase, Inc.
1.750% 02/22/25 (b)	10,620,000	11,403,225
Symantec Corp.
0.750% 06/15/11 (b)	4,000,000	4,475,000
VeriFone Holdings, Inc.
1.375% 06/15/12 (b)	3,000,000	3,045,000
Software Total		40,242,160
Information Technology Total		192,632,943
Materials – 0.4%
Containers & Packaging – 0.4%
Sealed Air Corp.
3.000% 06/30/33 (b)	3,900,000	3,783,000
Containers & Packaging Total		3,783,000
Materials Total		3,783,000
Telecommunication Services – 2.0%
Diversified Telecommunication Services – 0.7%
Liberty Media Corp.
4.000% 11/15/29	2,338,000	1,508,010
Time Warner Telecom, Inc.
2.375% 04/01/26	3,896,000	5,147,590
Diversified Telecommunication Services Total		6,655,600
Wireless Telecommunication Services – 1.3%
American Tower Corp.
3.000% 08/15/12	933,000	1,847,340
Nextel Communications, Inc.
5.250% 01/15/10	2,862,000	2,840,535
NII Holdings, Inc.
3.125% 06/15/12 (b)	8,000,000	7,852,880
Wireless Telecommunication Services Total		12,540,755
Telecommunication Services Total		19,196,355
Utilities – 1.1%
Electric Utilities – 0.6%
Centerpoint Energy, Inc.
3.750% 05/15/23	3,592,000	5,248,810
Electric Utilities Total		5,248,810
Multi-Utilities – 0.5%
CMS Energy Corp.
2.875% 12/01/24	3,940,000	4,944,700
Multi-Utilities Total		4,944,700
Utilities Total		10,193,510
Total Convertible Bonds (Cost of $668,994,411)		718,175,362

See Accompanying Notes to Financial Statements.

Columbia Convertible Securities Fund, August 31, 2007 (Unaudited)

Convertible Preferred Stocks – 16.2%

	Shares	Value ($)
Consumer Discretionary – 1.0%
Auto Manufacturers – 0.8%
General Motors Corp.,
Series B, 5.250%	292,900	5,601,712
Series C, 6.250%	97,500	2,071,875
Auto Manufacturers Total		7,673,587
Specialty Retail – 0.2%
Retail Ventures, Inc., 6.625%	26,350	1,541,475
Specialty Retail Total		1,541,475
Consumer Discretionary Total		9,215,062
Consumer Staples – 1.1%
Food Products – 1.1%
Lehman Brothers Holdings, Inc., 6.250%	402,500	10,465,000
Food Products Total		10,465,000
Consumer Staples Total		10,465,000
Energy – 0.6%
Oil, Gas & Consumable Fuels – 0.6%
Chesapeake Energy Corp., 5.000% (b)	15,000	2,055,000
Goodrich Petroleum Corp., 5.375% (b)	39,760	2,301,110
Goodrich Petroleum Corp., 5.375%	19,300	1,116,988
Oil, Gas & Consumable Fuels Total		5,473,098
Energy Total		5,473,098
Financials – 6.7%
Capital Markets – 0.6%
E*Trade Financial Corp., 6.125%	63,630	1,328,276
Lazard Ltd., 6.625%	125,018	4,331,874
Capital Markets Total		5,660,150
Insurance – 2.6%
Alleghany Corp., 5.750%	23,025	8,683,303
Citigroup Funding, Inc., 5.020%	184,800	5,080,152
Fortis Insurance, 7.750% (b)	1,490	1,935,659
Metlife, Inc., 6.375%	311,370	9,963,840
Insurance Total		25,662,954
Real Estate Investment Trusts (REITs) – 1.6%
Entertainment Properties Trust, 5.750%	147,000	3,031,875
FelCor Lodging Trust, Inc., 7.800%	168,167	4,183,154

	Shares	Value ($)
Simon Property Group, Inc., 6.000%	39,900	3,052,350
Thornburg Mortgage, Inc., 10.000%	195,000	5,118,750
Real Estate Investment Trusts (REITs) Total		15,386,129
Thrifts & Mortgage Finance – 1.9%
Fannie Mae, 5.375%	38	3,773,771
Sovereign Capital Trust IV, 4.375%	139,250	6,005,156
Washington Mutual, 5.375%	76,800	3,714,816
Washington Mutual, 5.375% (b)	101,200	4,895,044
Thrifts & Mortgage Finance Total		18,388,787
Financials Total		65,098,020
Health Care – 0.4%
Health Care Services – 0.4%
Omnicare Capital Trust II, 4.000%	85,430	3,940,459
Health Care Services Total		3,940,459
Health Care Total		3,940,459
Industrials – 1.1%
Aerospace & Defense – 0.3%
Northrop Grumman Corp., 7.000%	20,000	2,905,000
Aerospace & Defense Total		2,905,000
Road & Rail – 0.4%
Kansas City Southern, 5.125%	3,191	3,944,475
Road & Rail Total		3,944,475
Trading Companies & Distributors – 0.4%
United Rentals Trust I, 6.500%	85,871	4,111,074
Trading Companies & Distributors Total		4,111,074
Industrials Total		10,960,549
Materials – 3.4%
Chemicals – 0.9%
Celanese Corp., 4.250%	81,740	3,811,127
Huntsman Corp., 5.000%	103,538	5,060,420
Chemicals Total		8,871,547
Containers & Packaging – 0.3%
Smurfit-Stone Container Corp., PIK, 7.000%	144,500	3,034,500
Containers & Packaging Total		3,034,500
Metals & Mining – 2.2%
Freeport-McMoRan Copper & Gold, Inc., 5.500% 6.750%	5,961 73,125	11,430,218 9,652,500
Metals & Mining Total		21,082,718
Materials Total		32,988,765

See Accompanying Notes to Financial Statements.

Columbia Convertible Securities Fund, August 31, 2007 (Unaudited)

Convertible Preferred Stocks (continued)

	Shares	Value ($)
Telecommunication Services – 1.1%
Wireless Telecommunication Services – 1.1%
Crown Castle International Corp., 6.250%	187,085	10,476,760
Wireless Telecommunication Services Total		10,476,760
Telecommunication Services Total		10,476,760
Utilities – 0.8%
Electric Utilities – 0.2%
Entergy Corp., 7.625%	33,285	2,131,239
Electric Utilities Total		2,131,239
Electrical Components & Equipment – 0.1%
Medis Technologies Ltd., 7.250% (b)	150	976,237
Electrical Components & Equipment Total		976,237
Gas Utilities – 0.5%
Southern Union Co., 5.000%	92,920	5,075,755
Gas Utilities Total		5,075,755
Utilities Total		8,183,231
Total Convertible Preferred Stocks (Cost of $143,216,790)		156,800,944

Common Stocks – 5.7%

Consumer Discretionary – 0.9%
Media – 0.7%
CBS Corp., Class B	80,000	2,520,800
Time Warner, Inc.	220,000	4,175,600
Media Total		6,696,400
Specialty Retail – 0.2%
Lowe's Companies, Inc.	50,000	1,553,000
Specialty Retail Total		1,553,000
Consumer Discretionary Total		8,249,400
Consumer Staples – 1.2%
Household Products – 1.1%
Procter & Gamble Co.	160,000	10,449,600
Household Products Total		10,449,600
Tobacco – 0.1%
Vector Group Ltd.	36,300	834,174
Tobacco Total		834,174
Consumer Staples Total		11,283,774

	Shares	Value ($)
Energy – 0.5%
Oil, Gas & Consumable Fuels – 0.5%
PetroChina Co. Ltd., ADR	30,000	4,329,900
Oil, Gas & Consumable Fuels Total		4,329,900
Energy Total		4,329,900
Financials – 1.4%
Insurance – 1.1%
American International Group, Inc.	105,000	6,930,000
Hartford Financial Services Group, Inc.	24,421	2,171,271
Prudential Financial, Inc.	20,000	1,795,600
Insurance Total		10,896,871
Real Estate Investment Trusts (REITs) – 0.1%
CapitaMall Trust	300,000	669,138
Real Estate Investment Trusts (REITs) Total		669,138
Thrifts & Mortgage Finance – 0.2%
Fannie Mae	30,000	1,968,300
Thrifts & Mortgage Finance Total		1,968,300
Financials Total		13,534,309
Health Care – 0.5%
Health Care Providers & Services – 0.1%
CIGNA Corp.	30,000	1,550,400
Health Care Providers & Services Total		1,550,400
Pharmaceuticals – 0.4%
Johnson & Johnson	60,000	3,707,400
Pharmaceuticals Total		3,707,400
Health Care Total		5,257,800
Industrials – 0.5%
Electrical Equipment – 0.1%
Medis Technologies Ltd. (d)(e)	133,450	1,407,897
Electrical Equipment Total		1,407,897
Industrial Conglomerates – 0.3%
General Electric Co.	72,000	2,798,640
Industrial Conglomerates Total		2,798,640
Road & Rail – 0.1%
Canadian National Railway Co.	20,000	1,053,000
Road & Rail Total		1,053,000
Industrials Total		5,259,537

See Accompanying Notes to Financial Statements.

Columbia Convertible Securities Fund, August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Information Technology – 0.6%
Communications Equipment – 0.1%
Tellabs, Inc. (d)	100,000	1,055,000
Communications Equipment Total		1,055,000
Computers & Peripherals – 0.2%
Hewlett-Packard Co.	40,000	1,974,000
Computers & Peripherals Total		1,974,000
Electronic Equipment & Instruments – 0.3%
FLIR Systems, Inc. (d)	50,000	2,462,000
Electronic Equipment & Instruments Total		2,462,000
Information Technology Total		5,491,000
Materials – 0.1%
Chemicals – 0.1%
Huntsman Corp.	50,000	1,297,500
Chemicals Total		1,297,500
Materials Total		1,297,500
Total Common Stocks (Cost of $54,043,804)		54,703,220

Preferred Stock – 1.6%

Health Care – 1.6%
Pharmaceuticals – 1.6%
Schering-Plough Corp.	58,300	15,484,480
Pharmaceuticals Total		15,484,480
Health Care Total		15,484,480
Total Preferred Stock (Cost of $15,274,625)		15,484,480
	Par ($)
Short-Term Obligation – 1.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/07, due 09/04/07 at 5.110%, collateralized by a U.S. Government Agency Obligation maturing 10/18/21, market value of $19,074,738 (repurchase proceeds $18,707,616)	18,697,000	18,697,000
Total Short-Term Obligation (Cost of $18,697,000)		18,697,000
Total Investments – 99.8% (Cost of $900,226,630) (f)		963,861,006
Other Assets & Liabilities, Net – 0.2%		2,177,388
Net Assets – 100.0%		$966,038,394

Notes to Investment Portfolio:

(a)  Step bond. The coupon on these bonds will change to the coupon shown in parenthesis on the date indicated.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, these securities, which are not illiquid, amounted to $312,920,845, which represents 32.4% of net assets.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2007.

(d)  Non-income producing security.

(e)  All or portion of this security is pledged as collateral for written option contracts.

(f)  Cost for federal income tax purposes is $900,226,630.

At August 31, 2007, the asset allocation of the Fund was as follows:

Asset Allocation	% of Net Assets
Convertible Bonds	74.4
Convertible Preferred Stocks	16.2
Common Stocks	5.7
Preferred Stock	1.6
97.9
Short-Term Obligation	1.9
Other Assets & Liabilities, Net	0.2
100.0

For the six months ended August 31, 2007, transactions in written option contracts were as follows:

	Number of contracts	Premium amount
Options outstanding at February 28, 2007	—	—
Options written	1,100	$178,163
Options exercised	(300)	(29,166)
Options expired	(200)	(36,799)
Options outstanding at August 31, 2007	600	$112,198

At August 31, 2007, the Fund held the following written call options:

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Value
Medis Technologies Ltd.	$10	600	Sept-2007	$54,000
Total written call options (proceeds $112,198)

Acronym	Name
PIK	Payment-In-Kind

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Large Cap Value Fund, August 31, 2007 (Unaudited)

Common Stocks – 96.2%

	Shares	Value ($)
Consumer Discretionary – 5.8%
Hotels, Restaurants & Leisure – 0.8%
McDonald's Corp.	687,319	33,850,461
Hotels, Restaurants & Leisure Total		33,850,461
Household Durables – 2.0%
Newell Rubbermaid, Inc.	1,733,700	44,712,123
Sony Corp., ADR	850,100	40,617,778
Household Durables Total		85,329,901
Multiline Retail – 2.2%
J.C. Penney Co., Inc. (a)	946,800	65,101,968
Macy's, Inc.	945,700	29,997,604
Multiline Retail Total		95,099,572
Specialty Retail – 0.8%
Home Depot, Inc.	845,900	32,406,429
Specialty Retail Total		32,406,429
Consumer Discretionary Total		246,686,363
Consumer Staples – 9.2%
Beverages – 1.1%
Diageo PLC, ADR	534,198	45,631,193
Beverages Total		45,631,193
Food & Staples Retailing – 0.8%
Sysco Corp.	1,038,500	34,665,130
Food & Staples Retailing Total		34,665,130
Food Products – 2.0%
ConAgra Foods, Inc.	2,301,800	59,179,278
Tyson Foods, Inc., Class A (a)	1,072,200	23,105,910
Food Products Total		82,285,188
Household Products – 0.5%
Colgate-Palmolive Co.	338,400	22,442,688
Household Products Total		22,442,688
Personal Products – 0.8%
Avon Products, Inc.	987,800	33,930,930
Personal Products Total		33,930,930
Tobacco – 4.0%
Altria Group, Inc.	1,231,377	85,469,878
Loews Corp. - Carolina Group	1,110,800	84,554,096
Tobacco Total		170,023,974
Consumer Staples Total		388,979,103

	Shares	Value ($)
Energy – 13.3%
Energy Equipment & Services – 2.1%
Halliburton Co.	1,371,598	47,443,575
National-Oilwell Varco, Inc. (a)(b)	139,100	17,804,800
Weatherford International Ltd. (a)(b)	379,400	22,149,372
Energy Equipment & Services Total		87,397,747
Oil, Gas & Consumable Fuels – 11.2%
ConocoPhillips	1,033,580	84,639,866
Exxon Mobil Corp.	2,437,028	208,926,410
Hess Corp.	1,018,700	62,517,619
Newfield Exploration Co. (a)(b)	515,400	22,414,746
Occidental Petroleum Corp.	1,671,200	94,740,328
Oil, Gas & Consumable Fuels Total		473,238,969
Energy Total		560,636,716
Financials – 29.9%
Capital Markets – 3.3%
Goldman Sachs Group, Inc.	118,600	20,874,786
Morgan Stanley	771,400	48,112,218
State Street Corp.	1,147,200	70,392,192
Capital Markets Total		139,379,196
Commercial Banks – 9.0%
Marshall & Ilsley Corp.	972,703	42,516,848
PNC Financial Services Group, Inc. (a)	757,779	53,324,908
U.S. Bancorp (a)	2,784,482	90,077,993
Wachovia Corp. (a)	1,691,332	82,841,441
Wells Fargo & Co.	3,030,414	110,731,328
Commercial Banks Total		379,492,518
Consumer Finance – 0.2%
Discover Financial Services (b)	385,700	8,925,098
Consumer Finance Total		8,925,098
Diversified Financial Services – 3.6%
Citigroup, Inc.	2,309,710	108,279,205
JPMorgan Chase & Co.	999,910	44,515,993
Diversified Financial Services Total		152,795,198
Insurance – 9.1%
ACE Ltd.	1,527,300	88,216,848
Ambac Financial Group, Inc. (a)	1,295,373	81,375,332
American International Group, Inc.	645,847	42,625,902
Genworth Financial, Inc., Class A	1,460,887	42,336,505
Hartford Financial Services Group, Inc.	502,060	44,638,155
Loews Corp. (a)	868,800	40,842,288
Prudential Financial, Inc. (a)	484,300	43,480,454
Insurance Total		383,515,484

See Accompanying Notes to Financial Statements.

Columbia Large Cap Value Fund, August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Real Estate Investment Trusts (REITs) – 2.2%
General Growth Properties, Inc. (a)	595,600	29,607,276
Plum Creek Timber Co., Inc. (a)	1,044,000	43,774,920
Rayonier, Inc. (a)	461,100	19,707,414
Real Estate Investment Trusts (REITs) Total		93,089,610
Thrifts & Mortgage Finance – 2.5%
Fannie Mae (a)	1,002,900	65,800,269
Washington Mutual, Inc. (a)	1,021,900	37,524,168
Thrifts & Mortgage Finance Total		103,324,437
Financials Total		1,260,521,541
Health Care – 6.2%
Health Care Providers & Services – 2.1%
CIGNA Corp.	654,358	33,817,221
McKesson Corp.	546,900	31,288,149
Medco Health Solutions, Inc. (b)	288,700	24,669,415
Health Care Providers & Services Total		89,774,785
Life Sciences Tools & Services – 0.8%
Thermo Fisher Scientific, Inc. (a)(b)	644,800	34,967,504
Life Sciences Tools & Services Total		34,967,504
Pharmaceuticals – 3.3%
Johnson & Johnson	799,600	49,407,284
Merck & Co., Inc.	1,324,900	66,470,233
Schering-Plough Corp.	707,300	21,233,146
Pharmaceuticals Total		137,110,663
Health Care Total		261,852,952
Industrials – 10.0%
Aerospace & Defense – 4.6%
Goodrich Corp.	781,900	49,384,804
L-3 Communications Holdings, Inc.	593,300	58,445,983
United Technologies Corp.	1,141,780	85,211,041
Aerospace & Defense Total		193,041,828
Electrical Equipment – 0.7%
ABB Ltd., ADR	1,157,700	28,548,882
Electrical Equipment Total		28,548,882
Industrial Conglomerates – 4.7%
General Electric Co.	5,125,116	199,213,259
Industrial Conglomerates Total		199,213,259
Industrials Total		420,803,969

	Shares	Value ($)
Information Technology – 6.6%
Computers & Peripherals – 2.6%
EMC Corp. (b)	1,096,900	21,565,054
Hewlett-Packard Co.	1,739,380	85,838,403
Computers & Peripherals Total		107,403,457
Electronic Equipment & Instruments – 0.9%
Agilent Technologies, Inc. (b)	1,080,800	39,341,120
Electronic Equipment & Instruments Total		39,341,120
Semiconductors & Semiconductor Equipment – 3.1%
Fairchild Semiconductor International, Inc. (a)(b)	1,482,900	27,819,204
Intersil Corp., Class A (a)	734,200	24,463,544
Microchip Technology, Inc. (a)	270,200	10,408,104
NVIDIA Corp. (a)(b)	741,600	37,940,256
Texas Instruments, Inc.	921,200	31,541,888
Semiconductors & Semiconductor Equipment Total		132,172,996
Information Technology Total		278,917,573
Materials – 3.7%
Chemicals – 1.1%
Dow Chemical Co.	1,085,700	46,283,391
Chemicals Total		46,283,391
Metals & Mining – 1.6%
Alcoa, Inc. (a)	1,262,600	46,122,778
Freeport-McMoRan Copper & Gold, Inc.	110,600	9,668,652
Nucor Corp.	237,100	12,542,590
Metals & Mining Total		68,334,020
Paper & Forest Products – 1.0%
Weyerhaeuser Co.	628,900	42,872,113
Paper & Forest Products Total		42,872,113
Materials Total		157,489,524
Telecommunication Services – 5.8%
Diversified Telecommunication Services – 5.8%
AT&T, Inc.	4,171,751	166,327,712
Qwest Communications International, Inc. (a)(b)	3,422,200	30,628,690
Verizon Communications, Inc.	1,093,302	45,787,488
Diversified Telecommunication Services Total		242,743,890
Telecommunication Services Total		242,743,890

See Accompanying Notes to Financial Statements.

Columbia Large Cap Value Fund, August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Utilities – 5.7%
Electric Utilities – 3.0%
Entergy Corp.	233,793	24,225,631
Exelon Corp.	298,700	21,109,129
FPL Group, Inc.	911,000	53,603,240
PPL Corp.	432,100	20,853,146
Reliant Energy, Inc. (b)	371,200	9,469,312
Electric Utilities Total		129,260,458
Independent Power Producers & Energy Traders – 0.8%
Mirant Corp. (b)	825,200	32,158,044
Independent Power Producers & Energy Traders Total		32,158,044
Multi-Utilities – 1.9%
PG&E Corp.	740,443	32,949,713
Public Service Enterprise Group, Inc.	555,845	47,241,267
Multi-Utilities Total		80,190,980
Utilities Total		241,609,482
Total Common Stocks (Cost of $3,475,574,612)		4,060,241,113

Convertible Bond – 1.2%

	Par ($)
Consumer Discretionary – 1.2%
Media – 1.2%
Liberty Media Corp.
0.750% 03/30/23	45,700,000	51,698,125
Media Total		51,698,125
Consumer Discretionary Total		51,698,125
Total Convertible Bond (Cost of $49,839,078)		51,698,125

Preferred Stock – 0.5%

	Shares
Health Care – 0.5%
Pharmaceutical – 0.5%
Schering-Plough Corp.	79,800	21,194,880
Pharmaceutical Total		21,194,880
Health Care Total		21,194,880
Total Preferred Stock (Cost of $21,162,162)		21,194,880

	Shares	Value ($)
Securities Lending Collateral – 5.5%
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 5.290%) (c)	231,049,830	231,049,830
Total Securities Lending Collateral (Cost of $231,049,830)		231,049,830
	Par ($)

Short-Term Obligation – 1.1%

Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/07, due on 09/04/07, at 5.110%, collateralized by a U.S. Government Agency Obligation maturing 10/18/21, market value of $47,479,788 (repurchase proceeds $46,572,428)	46,546,000	46,546,000
Total Short-Term Obligation (Cost of $46,546,000)		46,546,000
Total Investments 104.5% (Cost of $3,824,171,682) (d)		4,410,729,948
Other Assets & Liabilities, Net – (4.5)%		(188,678,549)
Net Assets – 100.0%		$4,222,051,399

Notes to Investment Portfolio:

(a)  All or a portion of this security was on loan at August 31, 2007. The total market value of securities on loan at August 31,2007 is $229,354,607.

(b)  Non-income producing security.

(c)  Investment made with cash collateral received from securities lending activity.

(d)  Cost for federal income tax purposes is $3,824,171,682.

At August 31, 2007, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	29.9
Energy	13.3
Industrials	10.0
Consumer Staples	9.2
Consumer Discretionary	7.0
Health Care	6.7
Information Technology	6.6
Telecommunication Services	5.8
Utilities	5.7
Materials	3.7
97.9
Securities Lending Collateral	5.5
Short-Term Obligation	1.1
Other Assets & Liabilities, Net	(4.5)
100.0

See Accompanying Notes to Financial Statements.

Columbia Large Cap Value Fund, August 31, 2007 (Unaudited)

For the six months ended August 31, 2007, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at February 28, 2007	-	-
Options written	1,657	$210,436
Options exercised	(1,656)	(210,309)
Options expired	(1)	(127)
Options outstanding at August 31, 2007	-	$-

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Mid Cap Value Fund, August 31, 2007 (Unaudited)

Common Stocks – 97.0%

	Shares	Value ($)
Consumer Discretionary – 6.4%
Auto Components – 1.7%
BorgWarner, Inc.	451,800	38,177,100
Johnson Controls, Inc.	298,100	33,715,110
Auto Components Total		71,892,210
Automobiles – 0.6%
Ford Motor Co. (a)	3,106,600	24,262,546
Automobiles Total		24,262,546
Hotels, Restaurants & Leisure – 0.8%
Royal Caribbean Cruises Ltd.	271,000	10,306,130
Starwood Hotels & Resorts Worldwide, Inc.	379,600	23,201,152
Hotels, Restaurants & Leisure Total		33,507,282
Leisure Equipment & Products – 0.4%
Hasbro, Inc.	606,600	17,112,186
Leisure Equipment & Products Total		17,112,186
Media – 0.7%
Regal Entertainment Group, Class A	1,325,600	29,879,024
Media Total		29,879,024
Multiline Retail – 1.6%
Macy's, Inc.	1,115,910	35,396,665
Saks, Inc. (a)	1,898,400	30,697,128
Multiline Retail Total		66,093,793
Textiles, Apparel & Luxury Goods – 0.6%
Polo Ralph Lauren Corp.	368,700	27,851,598
Textiles, Apparel & Luxury Goods Total		27,851,598
Consumer Discretionary Total		270,598,639
Consumer Staples – 8.1%
Beverages – 1.8%
Fomento Economico Mexicano SAB de CV, ADR	834,300	29,067,012
Pepsi Bottling Group, Inc.	1,317,600	45,575,784
Beverages Total		74,642,796
Food & Staples Retailing – 0.8%
Kroger Co.	1,347,600	35,819,208
Food & Staples Retailing Total		35,819,208
Food Products – 3.1%
Dean Foods Co.	1,223,400	32,860,524
Hershey Co.	1,132,100	52,642,650
Smithfield Foods, Inc. (a)	729,200	23,866,716
Tyson Foods, Inc., Class A	928,800	20,015,640
Food Products Total		129,385,530

	Shares	Value ($)
Household Products – 1.0%
Clorox Co.	731,300	43,731,740
Household Products Total		43,731,740
Personal Products – 1.4%
Avon Products, Inc.	941,600	32,343,960
Estee Lauder Companies, Inc., Class A	680,700	28,310,313
Personal Products Total		60,654,273
Consumer Staples Total		344,233,547
Energy – 6.4%
Energy Equipment & Services – 2.4%
National-Oilwell Varco, Inc. (a)	299,508	38,337,024
Rowan Companies, Inc.	541,900	20,342,926
Technip SA, ADR	318,500	25,304,825
Tidewater, Inc.	314,300	20,570,935
Energy Equipment & Services Total		104,555,710
Oil, Gas & Consumable Fuels – 4.0%
Hess Corp.	1,003,400	61,578,658
Newfield Exploration Co. (a)	545,100	23,706,399
Peabody Energy Corp.	622,900	26,479,479
Tesoro Corp.	438,700	21,641,071
Williams Companies, Inc.	1,148,100	35,591,100
Oil, Gas & Consumable Fuels Total		168,996,707
Energy Total		273,552,417
Financials – 26.2%
Commercial Banks – 10.2%
Bank of Hawaii Corp.	1,029,100	52,906,031
City National Corp.	699,500	49,937,305
Comerica, Inc.	1,052,500	58,708,450
Cullen/Frost Bankers, Inc.	787,350	40,611,513
KeyCorp	1,421,300	47,329,290
Marshall & Ilsley Corp.	1,065,200	46,559,892
SVB Financial Group (a)	803,100	39,962,256
TCF Financial Corp.	1,712,100	43,264,767
Zions Bancorporation	771,550	54,471,430
Commercial Banks Total		433,750,934
Diversified Financial Services – 0.6%
CIT Group, Inc.	673,700	25,310,909
Diversified Financial Services Total		25,310,909
Insurance – 7.3%
ACE Ltd.	422,700	24,415,152
Ambac Financial Group, Inc.	949,350	59,638,167
Assurant, Inc.	844,600	43,530,684

See Accompanying Notes to Financial Statements.

Columbia Mid Cap Value Fund, August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Axis Capital Holdings Ltd.	832,822	30,064,874
Genworth Financial, Inc., Class A	1,437,100	41,647,158
Loews Corp.	914,200	42,976,542
Old Republic International Corp.	1,397,437	25,419,379
Platinum Underwriters Holdings Ltd.	1,163,200	40,339,776
Insurance Total		308,031,732
Real Estate Investment Trusts (REITs) – 7.2%
Alexandria Real Estate Equities, Inc.	354,300	33,066,819
Boston Properties, Inc.	209,400	20,954,658
Equity Residential Property Trust	532,400	21,423,776
General Growth Properties, Inc.	852,200	42,362,862
iStar Financial, Inc.	1,172,525	42,914,415
Plum Creek Timber Co., Inc.	1,492,100	62,563,753
ProLogis	634,100	38,147,456
Rayonier, Inc.	1,045,000	44,663,300
Real Estate Investment Trusts (REITs) Total		306,097,039
Thrifts & Mortgage Finance – 0.9%
PMI Group, Inc.	1,220,300	38,659,104
Thrifts & Mortgage Finance Total		38,659,104
Financials Total		1,111,849,718
Health Care – 5.8%
Health Care Equipment & Supplies – 2.0%
Beckman Coulter, Inc.	653,500	47,019,325
Hospira, Inc. (a)	1,027,700	39,720,605
Health Care Equipment & Supplies Total		86,739,930
Health Care Providers & Services – 2.1%
CIGNA Corp.	844,400	43,638,592
Community Health Systems, Inc. (a)	785,600	27,283,888
Universal Health Services, Inc., Class B	352,400	18,606,720
Health Care Providers & Services Total		89,529,200
Life Sciences Tools & Services – 1.7%
Millipore Corp. (a)	333,100	23,210,408
Varian, Inc. (a)	786,300	47,193,726
Life Sciences Tools & Services Total		70,404,134
Health Care Total		246,673,264

	Shares	Value ($)
Industrials – 13.6%
Aerospace & Defense – 1.9%
L-3 Communications Holdings, Inc.	511,000	50,338,610
Spirit Aerosystems Holdings, Inc., Class A (a)	863,523	30,870,947
Aerospace & Defense Total		81,209,557
Building Products – 0.7%
Masco Corp.	1,139,800	29,657,596
Building Products Total		29,657,596
Commercial Services & Supplies – 0.8%
Equifax, Inc.	901,500	34,725,780
Commercial Services & Supplies Total		34,725,780
Construction & Engineering – 0.8%
Jacobs Engineering Group, Inc. (a)	512,100	33,844,689
Construction & Engineering Total		33,844,689
Electrical Equipment – 0.8%
Cooper Industries Ltd., Class A	710,200	36,340,934
Electrical Equipment Total		36,340,934
Industrial Conglomerates – 2.5%
McDermott International, Inc. (a)	616,800	59,206,632
Textron, Inc.	802,200	46,800,348
Industrial Conglomerates Total		106,006,980
Machinery – 4.3%
Barnes Group, Inc.	1,355,706	42,650,511
Harsco Corp.	471,000	26,211,150
Kennametal, Inc.	628,900	50,727,074
Parker Hannifin Corp.	584,400	62,805,468
Machinery Total		182,394,203
Marine – 1.0%
Alexander & Baldwin, Inc.	786,500	40,827,215
Marine Total		40,827,215
Road & Rail – 0.8%
Canadian Pacific Railway Ltd.	476,000	33,548,480
Road & Rail Total		33,548,480
Industrials Total		578,555,434
Information Technology – 9.3%
Computers & Peripherals – 0.9%
Diebold, Inc.	457,500	20,070,525
NCR Corp. (a)	350,500	17,444,385

See Accompanying Notes to Financial Statements.

Columbia Mid Cap Value Fund, August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Seagate Technology, Inc., Escrow Shares (b)	105,800	1,058
Computers & Peripherals Total		37,515,968
Electronic Equipment & Instruments – 2.8%
Agilent Technologies, Inc. (a)	840,400	30,590,560
Arrow Electronics, Inc. (a)	1,027,400	43,109,704
Mettler-Toledo International, Inc. (a)	309,100	29,151,221
Tektronix, Inc.	582,036	18,712,458
Electronic Equipment & Instruments Total		121,563,943
Semiconductors & Semiconductor Equipment – 3.3%
Fairchild Semiconductor International, Inc. (a)	1,210,000	22,699,600
Intersil Corp., Class A	763,100	25,426,492
KLA-Tencor Corp.	381,100	21,901,817
NVIDIA Corp. (a)	725,800	37,131,928
Spansion, Inc., Class A (a)	2,274,400	20,697,040
Verigy Ltd. (a)	440,169	11,629,265
Semiconductors & Semiconductor Equipment Total		139,486,142
Software – 2.3%
Activision, Inc. (a)	1,907,533	37,177,818
Cadence Design Systems, Inc. (a)	875,900	19,024,548
Electronic Arts, Inc. (a)	540,700	28,624,658
Synopsys, Inc. (a)	457,900	12,509,828
Software Total		97,336,852
Information Technology Total		395,902,905
Materials – 6.8%
Chemicals – 2.8%
Air Products & Chemicals, Inc.	781,900	70,378,819
PPG Industries, Inc.	686,400	50,347,440
Chemicals Total		120,726,259
Construction Materials – 1.0%
Martin Marietta Materials, Inc.	174,700	23,584,500
Vulcan Materials Co.	184,200	16,579,842
Construction Materials Total		40,164,342
Containers & Packaging – 1.7%
Crown Holdings, Inc. (a)	1,161,400	27,896,828
Packaging Corp. of America	1,696,100	44,183,405
Containers & Packaging Total		72,080,233
Metals & Mining – 0.3%
Allegheny Technologies, Inc.	119,400	11,867,166
Metals & Mining Total		11,867,166

	Shares	Value ($)
Paper & Forest Products – 1.0%
Weyerhaeuser Co.	612,200	41,733,674
Paper & Forest Products Total		41,733,674
Materials Total		286,571,674
Telecommunication Services – 1.0%
Diversified Telecommunication Services – 1.0%
Qwest Communications International, Inc. (a)	4,527,100	40,517,545
Diversified Telecommunication Services Total		40,517,545
Telecommunication Services Total		40,517,545
Utilities – 13.4%
Electric Utilities – 7.5%
American Electric Power Co., Inc.	1,423,300	63,308,384
Edison International	1,031,300	54,359,823
Entergy Corp.	604,800	62,669,376
FPL Group, Inc.	653,200	38,434,288
PPL Corp.	1,463,000	70,604,380
Reliant Energy, Inc. (a)	1,141,000	29,106,910
Electric Utilities Total		318,483,161
Gas Utilities – 1.0%
AGL Resources, Inc.	1,040,000	41,298,400
Gas Utilities Total		41,298,400
Independent Power Producers & Energy Traders – 0.7%
Mirant Corp. (a)	810,800	31,596,876
Independent Power Producers & Energy Traders Total		31,596,876
Multi-Utilities – 4.2%
PG&E Corp.	1,325,900	59,002,550
Public Service Enterprise Group, Inc.	377,200	32,058,228
Sempra Energy	863,200	47,501,896
Wisconsin Energy Corp.	869,400	38,523,114
Multi-Utilities Total		177,085,788
Utilities Total		568,464,225
Total Common Stocks (Cost of $3,440,823,172)		4,116,919,368

See Accompanying Notes to Financial Statements.

Columbia Mid Cap Value Fund, August 31, 2007 (Unaudited)

Convertible Bond – 0.2%

	Par ($)	Value ($)
Consumer Discretionary – 0.2%
Automobiles
Ford Motor Co.
4.250% 12/15/36	7,704,000	8,281,800
Automobiles Total		8,281,800
Consumer Discretionary Total		8,281,800
Total Convertible Bond (Cost of $8,108,310)		8,281,800

Short-Term Obligation – 2.9%

Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/07, due 09/04/07 at 5.110%, collateralized by a U.S. Government Agency Obligations with various maturities to 07/15/32, market value of $125,505,158 (repurchase proceeds $123,111,861)	123,042,000	123,042,000
Total Short-Term Obligation (Cost of $123,042,000)		123,042,000
Total Investments – 100.1% (Cost of $3,571,973,482) (c)		4,248,243,168
Other Assets & Liabilities, Net – (0.1)%		(4,060,932)
Net Assets – 100.0%		$4,244,182,236

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)  Cost for federal income tax purposes is $3,571,973,482.

At August 31, 2007, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	26.2
Industrials	13.6
Utilities	13.4
Information Technology	9.3
Consumer Staples	8.1
Materials	6.8
Energy	6.6
Consumer Discretionary	6.4
Health Care	5.8
Telecommunication Services	1.0
97.2
Short-Term Obligation	2.9
Other Assets & Liabilities, Net	(0.1)
100.0

For the six months ended August 31, 2007, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at February 28, 2007	–	–
Options written	1,960	$218,733
Options expired	(1,960)	(218,733)
Options outstanding at August 31, 2007	–	$–

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Small Cap Value Fund II, August 31, 2007 (Unaudited)

Common Stocks – 97.7%

	Shares	Value ($)
Consumer Discretionary – 14.5%
Auto Components – 2.0%
Cooper Tire & Rubber Co.	285,000	6,965,400
Tenneco Automotive, Inc. (a)	225,000	7,143,750
Visteon Corp. (a)	330,000	1,775,400
Auto Components Total		15,884,550
Diversified Consumer Services – 0.7%
Stewart Enterprises, Inc., Class A	800,000	5,736,000
Diversified Consumer Services Total		5,736,000
Hotels, Restaurants & Leisure – 2.4%
Bally Technologies, Inc. (a)	265,000	8,790,050
Morton's Restaurant Group, Inc. (a)	355,000	6,290,600
Ruby Tuesday, Inc.	167,500	3,710,125
Hotels, Restaurants & Leisure Total		18,790,775
Household Durables – 1.9%
Helen of Troy Ltd. (a)	325,000	7,361,250
Tupperware Brands Corp.	260,000	8,005,400
Household Durables Total		15,366,650
Leisure Equipment & Products – 0.8%
Callaway Golf Co.	375,000	6,120,000
Leisure Equipment & Products Total		6,120,000
Media – 2.3%
Carmike Cinemas, Inc.	290,000	4,651,600
Cinemark Holdings, Inc.	410,736	7,385,033
World Wrestling Entertainment, Inc.	425,000	6,438,750
Media Total		18,475,383
Specialty Retail – 2.9%
Blockbuster, Inc., Class A (a)	1,065,000	5,282,400
Brown Shoe Co., Inc.	300,000	6,852,000
Pacific Sunwear of California, Inc. (a)	315,000	4,413,150
Sonic Automotive, Inc.	230,000	6,118,000
Specialty Retail Total		22,665,550
Textiles, Apparel & Luxury Goods – 1.5%
Unifirst Corp.	118,400	4,899,392
Warnaco Group, Inc. (a)	205,000	7,154,500
Textiles, Apparel & Luxury Goods Total		12,053,892
Consumer Discretionary Total		115,092,800
Consumer Staples – 3.0%
Food Products – 0.7%
Sanderson Farms, Inc.	138,700	5,817,078
Food Products Total		5,817,078

	Shares	Value ($)
Personal Products – 1.6%
Chattem, Inc. (a)	95,000	5,862,450
Inter Parfums, Inc.	230,000	4,774,800
Nu Skin Enterprises, Inc., Class A	111,626	1,736,901
Personal Products Total		12,374,151
Tobacco – 0.7%
Universal Corp.	110,600	5,433,778
Tobacco Total		5,433,778
Consumer Staples Total		23,625,007
Energy – 4.4%
Energy Equipment & Services – 2.8%
Dawson Geophysical Co. (a)	27,119	1,840,295
Dresser-Rand Group, Inc. (a)	187,000	6,894,690
Exterran Holdings, Inc. (a)	74,800	5,797,000
Oil States International, Inc. (a)	190,000	8,018,000
Energy Equipment & Services Total		22,549,985
Oil, Gas & Consumable Fuels – 1.6%
Arlington Tankers	285,000	7,056,600
EXCO Resources, Inc. (a)	315,000	5,292,000
Oil, Gas & Consumable Fuels Total		12,348,600
Energy Total		34,898,585
Financials – 27.1%
Capital Markets – 2.0%
Affiliated Managers Group, Inc. (a)	66,000	7,474,500
Apollo Investment Corp.	153,477	3,351,938
Lazard Ltd., Class A	128,000	5,131,520
Capital Markets Total		15,957,958
Commercial Banks – 10.4%
AmericanWest Bancorporation	305,000	5,721,800
Bancorpsouth, Inc.	325,000	8,121,750
Colonial BancGroup, Inc.	272,000	5,771,840
Community Bank System, Inc.	263,000	5,288,930
First Midwest Bancorp, Inc.	198,000	6,789,420
First State Bancorporation	268,000	5,175,080
Frontier Financial Corp.	255,300	6,275,274
Independent Bank Corp.	230,000	6,773,500
Pacific Capital Bancorp	235,000	5,926,700
Prosperity Bancshares, Inc.	235,000	7,935,950
SVB Financial Group (a)	138,000	6,866,880
UCBH Holdings, Inc.	280,000	4,653,600
Umpqua Holdings Corp.	330,000	7,161,000
Commercial Banks Total		82,461,724

See Accompanying Notes to Financial Statements.

Columbia Small Cap Value Fund II, August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Insurance – 6.6%
Argo Group International Holdings Ltd. (a)	132,922	5,420,559
Aspen Insurance Holdings Ltd.	310,000	7,777,900
Assured Guaranty Ltd.	240,000	6,256,800
Delphi Financial Group, Inc., Class A	192,000	7,737,600
National Financial Partners Corp.	140,000	6,844,600
NYMAGIC, Inc.	90,000	2,705,400
Platinum Underwriters Holdings Ltd.	250,000	8,670,000
Zenith National Insurance Corp.	155,000	6,682,050
Insurance Total		52,094,909
Real Estate Investment Trusts (REITs) – 7.3%
Alexandria Real Estate Equities, Inc.	83,575	7,800,055
Digital Realty Trust, Inc.	200,000	7,800,000
Equity Inns, Inc.	380,000	8,557,600
LaSalle Hotel Properties	136,000	5,663,040
LTC Properties, Inc.	257,000	5,803,060
Mid-America Apartment Communities, Inc.	161,000	7,983,990
OMEGA Healthcare Investors, Inc.	510,000	7,593,900
Tanger Factory Outlet Centers, Inc.	180,000	6,852,600
Real Estate Investment Trusts (REITs) Total		58,054,245
Thrifts & Mortgage Finance – 0.8%
First Niagara Financial Group, Inc.	425,000	6,005,250
Thrifts & Mortgage Finance Total		6,005,250
Financials Total		214,574,086
Health Care – 4.9%
Health Care Equipment & Supplies – 1.6%
Datascope Corp.	125,000	4,170,000
Medical Action Industries, Inc. (a)	365,000	8,281,850
Health Care Equipment & Supplies Total		12,451,850
Health Care Providers & Services – 3.3%
Kindred Healthcare, Inc. (a)	265,000	5,252,300
Magellan Health Services, Inc. (a)	180,000	7,308,000
Owens & Minor, Inc.	222,000	8,857,800
PharMerica Corp. (a)	265,167	4,701,411
Health Care Providers & Services Total		26,119,511
Health Care Total		38,571,361

	Shares	Value ($)
Industrials – 22.6%
Aerospace & Defense – 4.6%
AAR Corp. (a)	190,000	5,966,000
BE Aerospace, Inc. (a)	175,000	6,819,750
DRS Technologies, Inc.	150,000	7,872,000
EDO Corp.	175,900	7,570,736
Esterline Technologies Corp. (a)	160,000	8,078,400
Aerospace & Defense Total		36,306,886
Airlines – 0.7%
Alaska Air Group, Inc. (a)	240,000	5,956,800
Airlines Total		5,956,800
Commercial Services & Supplies – 7.4%
ABM Industries, Inc.	288,000	6,733,440
Bowne & Co., Inc.	360,000	6,102,000
CBIZ, Inc. (a)	435,000	3,262,500
Comfort Systems USA, Inc.	455,000	6,620,250
Consolidated Graphics, Inc. (a)	125,000	8,285,000
Cornell Companies, Inc. (a)	315,000	7,588,350
Deluxe Corp.	141,000	5,360,820
FTI Consulting, Inc. (a)	145,000	7,615,400
Watson Wyatt Worldwide, Inc., Class A	155,000	7,333,050
Commercial Services & Supplies Total		58,900,810
Construction & Engineering – 1.2%
Integrated Electrical Services, Inc. (a)	150,000	3,504,000
Washington Group International, Inc. (a)	76,000	6,437,200
Construction & Engineering Total		9,941,200
Electrical Equipment – 2.8%
Baldor Electric Co.	170,000	7,078,800
JA Solar Holdings Co., Ltd., ADR (a)	190,000	6,967,300
LSI Industries, Inc.	385,000	7,807,800
Electrical Equipment Total		21,853,900
Machinery – 4.0%
Actuant Corp., Class A	117,000	7,135,830
AGCO Corp. (a)	195,000	8,424,000
Barnes Group, Inc.	285,000	8,966,100
Gardner Denver, Inc. (a)	175,000	6,984,250
Machinery Total		31,510,180
Marine – 1.1%
Eagle Bulk Shipping, Inc.	329,602	8,688,309
Marine Total		8,688,309
Trading Companies & Distributors – 0.8%
GATX Corp.	140,000	6,104,000
Trading Companies & Distributors Total		6,104,000
Industrials Total		179,262,085

See Accompanying Notes to Financial Statements.

Columbia Small Cap Value Fund II, August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Information Technology – 11.0%
Communications Equipment – 1.1%
CommScope, Inc. (a)	50,000	2,830,000
Powerwave Technologies, Inc. (a)	850,000	5,822,500
Communications Equipment Total		8,652,500
Computers & Peripherals – 1.2%
Brocade Communications Systems, Inc. (a)	559,600	3,917,200
Electronics for Imaging, Inc. (a)	230,000	5,998,400
Computers & Peripherals Total		9,915,600
Electronic Equipment & Instruments – 5.3%
Benchmark Electronics, Inc. (a)	260,000	6,520,800
Electro Scientific Industries, Inc. (a)	295,000	6,988,550
Gerber Scientific, Inc. (a)	465,000	4,756,950
Insight Enterprises, Inc. (a)	163,000	3,866,360
MTS Systems Corp.	145,000	6,107,400
Rofin-Sinar Technologies, Inc. (a)	93,800	6,535,046
X-Rite, Inc. (a)	481,000	6,878,300
Electronic Equipment & Instruments Total		41,653,406
Internet Software & Services – 0.9%
Ariba, Inc. (a)	770,000	6,776,000
Internet Software & Services Total		6,776,000
Semiconductors & Semiconductor Equipment – 1.8%
Cypress Semiconductor Corp. (a)	270,000	6,760,800
IXYS Corp. (a)	102,616	1,046,683
Ultra Clean Holdings (a)	412,200	6,158,268
Semiconductors & Semiconductor Equipment Total		13,965,751
Software – 0.7%
Lawson Software, Inc. (a)	600,000	5,886,000
Software Total		5,886,000
Information Technology Total		86,849,257
Materials – 6.7%
Chemicals – 1.8%
Olin Corp.	330,000	7,075,200
Rockwood Holdings, Inc. (a)	230,000	7,371,500
Chemicals Total		14,446,700
Construction Materials – 0.6%
US Concrete, Inc. (a)	620,000	4,929,000
Construction Materials Total		4,929,000
Containers & Packaging – 1.7%
Crown Holdings, Inc. (a)	300,000	7,206,000
Rock-Tenn Co., Class A	220,000	6,377,800
Containers & Packaging Total		13,583,800

	Shares	Value ($)
Metals & Mining – 2.2%
AMCOL International Corp.	240,000	7,730,400
Carpenter Technology Corp.	58,000	6,776,720
Ryerson Tull, Inc.	87,000	2,900,580
Metals & Mining Total		17,407,700
Paper & Forest Products – 0.4%
Schweitzer-Mauduit International, Inc.	122,000	2,780,380
Paper & Forest Products Total		2,780,380
Materials Total		53,147,580
Telecommunication Services – 0.8%
Diversified Telecommunication Services – 0.8%
Cincinnati Bell, Inc. (a)	1,300,000	6,344,000
Diversified Telecommunication Services Total		6,344,000
Telecommunication Services Total		6,344,000
Utilities – 2.7%
Gas Utilities – 1.8%
Atmos Energy Corp.	260,000	7,308,600
New Jersey Resources Corp.	140,000	6,857,200
Gas Utilities Total		14,165,800
Multi-Utilities – 0.9%
Integrys Energy Group, Inc.	135,000	6,772,950
Multi-Utilities Total		6,772,950
Utilities Total		20,938,750
Total Common Stocks (Cost of $701,557,229)		773,303,511
	Par ($)
Short-Term Obligation – 3.0%
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/07, due 09/04/07, at 5.110%, collateralized by a U.S. Government Agency Obligation maturing 06/27/17, market value of $24,135,100 (repurchase proceeds $23,674,434)	23,661,000	23,661,000
Total Short-Term Obligation (Cost of $23,661,000)		23,661,000
Total Investments – 100.7% (Cost of $725,218,229) (b)		796,964,511
Other Assets & Liabilities, Net – (0.7)%		(5,153,872)
Net Assets – 100.0%		$791,810,639

See Accompanying Notes to Financial Statements.

Columbia Small Cap Value Fund II, August 31, 2007 (Unaudited)

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $725,218,229.

At August 31, 2007, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	27.1
Industrials	22.6
Consumer Discretionary	14.5
Information Technology	11.0
Materials	6.7
Health Care	4.9
Energy	4.4
Consumer Staples	3.0
Utilities	2.7
Telecommunication Services	0.8
97.7
Short-Term Obligation	3.0
Other Assets & Liabilities, Net	(0.7)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Marsico 21st Century Fund, August 31, 2007 (Unaudited)

Common Stocks – 87.9%

	Shares	Value ($)
Consumer Discretionary – 22.3%
Hotels, Restaurants & Leisure – 15.8%
Chipotle Mexican Grill, Inc., Class A (a)	633,255	65,852,187
Las Vegas Sands Corp. (a)	3,345,704	333,566,689
McDonald's Corp.	2,707,043	133,321,868
MGM Mirage (a)	2,413,999	202,703,496
Station Casinos, Inc.	582,695	51,172,275
Vail Resorts, Inc. (a)	2,546,748	145,623,051
Wynn Resorts Ltd.	1,256,257	155,436,678
Hotels, Restaurants & Leisure Total		1,087,676,244
Household Durables – 0.5%
Cyrela Brazil Realty SA	3,246,235	30,691,977
Household Durables Total		30,691,977
Internet & Catalog Retail – 0.7%
Blue Nile, Inc. (a)	573,422	48,408,285
Internet & Catalog Retail Total		48,408,285
Media – 2.5%
Comcast Corp., Class A (a)	6,499,709	169,577,408
Media Total		169,577,408
Multiline Retail – 2.4%
Saks, Inc.	10,265,534	165,993,685
Multiline Retail Total		165,993,685
Textiles, Apparel & Luxury Goods – 0.4%
Lululemon Athletica, Inc. (a)	818,192	27,875,801
Textiles, Apparel & Luxury Goods Total		27,875,801
Consumer Discretionary Total		1,530,223,400
Consumer Staples – 9.2%
Beverages – 4.0%
Heineken Holding NV	5,050,938	276,808,026
Beverages Total		276,808,026
Food & Staples Retailing – 5.2%
Costco Wholesale Corp.	5,750,088	355,067,934
Food & Staples Retailing Total		355,067,934
Consumer Staples Total		631,875,960
Energy – 4.1%
Energy Equipment & Services – 2.5%
National-Oilwell Varco, Inc. (a)	262,326	33,577,728
Schlumberger Ltd.	1,448,742	139,803,603
Energy Equipment & Services Total		173,381,331

	Shares	Value ($)
Oil, Gas & Consumable Fuels – 1.6%
Petroleo Brasileiro SA, ADR	1,732,738	107,152,518
Oil, Gas & Consumable Fuels Total		107,152,518
Energy Total		280,533,849
Financials – 15.9%
Capital Markets – 6.3%
BlackRock, Inc., Class A	621,536	96,400,234
Goldman Sachs Group, Inc.	1,336,191	235,182,978
Jefferies Group, Inc.	3,925,844	101,365,292
Capital Markets Total		432,948,504
Commercial Banks – 6.1%
Industrial & Commercial Bank of China, Class H	158,573,000	103,713,593
Wells Fargo & Co.	8,659,148	316,405,268
Commercial Banks Total		420,118,861
Diversified Financial Services – 0.5%
Oaktree Capital Group LLC, Class A (b)(c)	1,031,000	35,054,000
Diversified Financial Services Total		35,054,000
Real Estate Investment Trusts (REITs) – 1.6%
ProLogis Trust	1,323,693	79,633,371
Redwood Trust, Inc.	837,788	31,274,626
Real Estate Investment Trusts (REITs) Total		110,907,997
Real Estate Management & Development – 1.4%
CB Richard Ellis Group, Inc., Class A (a)	1,176,409	34,727,593
St. Joe Co.	1,865,682	58,992,865
Real Estate Management & Development Total		93,720,458
Financials Total		1,092,749,820
Health Care – 8.5%
Biotechnology – 5.5%
Amylin Pharmaceuticals, Inc. (a)	4,008,862	196,554,504
Arena Pharmaceuticals, Inc. (a)	766,656	10,273,191
Genentech, Inc. (a)	2,331,093	174,389,067
Biotechnology Total		381,216,762
Health Care Providers & Services – 3.0%
UnitedHealth Group, Inc.	4,066,817	203,381,518
Health Care Providers & Services Total		203,381,518
Health Care Total		584,598,280

See Accompanying Notes to Financial Statements.

Columbia Marsico 21st Century Fund, August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Industrials – 7.1%
Aerospace & Defense – 5.8%
DRS Technologies, Inc. (d)	2,565,041	134,613,352
Precision Castparts Corp.	506,133	65,954,191
Raytheon Co.	3,205,355	196,616,476
Aerospace & Defense Total		397,184,019
Construction & Engineering – 0.2%
Aecom Technology Corp. (a)	484,685	13,023,486
Construction & Engineering Total		13,023,486
Machinery – 0.6%
American Railcar Industries, Inc.	516,947	13,564,689
Cummins, Inc.	229,029	27,121,614
Machinery Total		40,686,303
Road & Rail – 0.5%
All America Latina Logistica SA	2,995,904	34,662,090
Road & Rail Total		34,662,090
Industrials Total		485,555,898
Information Technology – 14.8%
Communications Equipment – 0.3%
Infinera Corp. (a)	1,268,025	24,422,162
Communications Equipment Total		24,422,162
Computers & Peripherals – 4.0%
Apple, Inc. (a)	1,765,135	244,435,895
Palm, Inc. (a)	1,975,441	29,651,369
Computers & Peripherals Total		274,087,264
Internet Software & Services – 2.9%
Google, Inc., Class A (a)	388,721	200,288,495
Internet Software & Services Total		200,288,495
IT Services – 5.8%
MasterCard, Inc., Class A	2,904,907	397,943,210
IT Services Total		397,943,210
Semiconductors & Semiconductor Equipment – 1.8%
NVIDIA Corp. (a)	2,389,784	122,261,349
Semiconductors & Semiconductor Equipment Total		122,261,349
Information Technology Total		1,019,002,480
Materials – 6.0%
Chemicals – 1.1%
Monsanto Co.	1,066,416	74,371,852
Chemicals Total		74,371,852

	Shares	Value ($)
Construction Materials – 3.8%
Holcim Ltd., Registered Shares	2,392,009	258,413,744
Construction Materials Total		258,413,744
Metals & Mining – 1.1%
Grupo Mexico SAB de CV	11,957,507	75,432,112
Metals & Mining Total		75,432,112
Materials Total		408,217,708
Total Common Stocks (Cost of $5,426,826,822)		6,032,757,395
Short-Term Obligations – 12.4%
	Par ($)
Repurchase Agreement – 1.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/07, due on 09/04/07, at 5.110%, collateralized by U.S. Government Agency Obligations with various maturities to 03/05/19, market value of $75,075,463 (repurchase proceeds $73,641,788)	73,600,000	73,600,000
U.S. Government Agency – 3.5%
Federal Home Loan Bank Discount Notes
4.260% 09/04/07	242,600,000	242,515,090
U.S. Government Obligations – 7.8%
United States Treasury Bill
3.900% 02/14/08	432,400,000	424,624,007
4.281% 02/07/08	34,760,000	34,176,611
8.555% 09/20/07	79,947,000	79,822,527
U.S. Government Obligations Total		538,623,145
Total Short-Term Obligations (Cost of $854,684,222)		854,738,235
Total Investments – 100.3% (Cost of $6,281,211,044) (e)		6,887,495,630
Other Assets & Liabilities, Net – (0.3)%		(22,859,434)
Net Assets – 100.0%		6,864,636,196

See Accompanying Notes to Financial Statements.

Columbia Marsico 21st Century Fund, August 31, 2007 (Unaudited)

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the value of this security, which is not illiquid, represents 0.5% of net assets.

(c)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(d)  Investments in affiliates during the six months ended August 31, 2007: Security name: DRS Technologies, Inc.

Shares as of 2/28/07:	2,131,420
Shares purchased:	615,249
Shares sold:	181,628
Shares as of 8/31/07:	2,565,041
Net realized gain/loss:	$(571,887)
Dividend income earned:	$134,716
Value at end of period:	$134,613,352

(e)  Cost for federal income tax purposes is $6,281,211,044.

At August 31, 2007, the Fund held investments in the following sectors:

Sector	% of Net Assets
Consumer Discretionary	22.3
Financials	15.9
Information Technology	14.8
Consumer Staples	9.2
Health Care	8.5
Industrials	7.1
Materials	6.0
Energy	4.1
87.9
Short-Term Obligation	12.4
Other Assets & Liabilities, Net	(0.3)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities – Stock Funds, August 31, 2007 (Unaudited)

	($)	($)	($)	($)	($)
	Columbia Convertible Securities Fund	Columbia Large Cap Value Fund	Columbia Mid Cap Value Fund	Columbia Small Cap Value Fund II	Columbia Marsico 21st Century Fund
Assets
Unaffiliated investments, at identified cost	900,226,630	3,824,171,682	3,571,973,482	725,218,229	6,158,036,113
Affiliated investments, at identified cost	—	—	—	—	123,174,931
Total investments, at identified cost	900,226,630	3,824,171,682	3,571,973,482	725,218,229	6,281,211,044
Unaffiliated investments, at value	963,861,006	4,410,729,948	4,248,243,168	796,964,511	6,752,882,278
Affiliated investments, at value	—	—	—	—	134,613,352
Total investments, at value (including securities on loan of $—, $229,354,607, $—, $—, $—, respectively)	963,861,006	4,410,729,948	4,248,243,168	796,964,511	6,887,495,630
Cash	6,254,185	99	593	776	—
Foreign currency (cost of $—, $—, $—, $—, $37,008,555, respectively)	—	—	—	—	36,975,434
Receivable for:
Investments sold	4,637,306	36,967,642	—	1,577,585	276,135,288
Fund shares sold	1,351,828	11,286,393	15,212,177	4,104,408	32,736,234
Interest	4,449,088	150,371	86,587	3,359	10,447
Dividends	528,107	8,978,330	6,682,745	615,636	6,979,136
Foreign tax reclaim	—	—	—	—	1,391,227
Securities lending income	—	20,071	—	—	—
Expense reimbursement due from Investment Advisor	—	—	—	61	—
Deferred Trustees' compensation plan	—	83,551	56,540	—	—
Other assets	—	—	—	—	88,934
Total Assets	981,081,520	4,468,216,405	4,270,281,810	803,266,336	7,241,812,330
Liabilities
Payable to custodian bank	—	—	—	—	10,355,511
Collateral on securities loaned	—	231,049,830	—	—	—
Payable for:
Investments purchased	11,128,211	—	—	9,168,875	355,167,549
Fund shares repurchased	2,635,514	11,424,778	22,220,254	1,530,679	5,057,705
Written options at value (premium of $112,198, $—, $—, $—, $—, respectively)	54,000	—	—	—	—
Investment advisory fee	519,235	1,643,984	1,881,840	432,193	3,377,437
Administration fee	128,091	571,327	583,549	93,267	1,188,183
Transfer agent fee	77,554	187,565	395,620	32,589	—
Pricing and bookkeeping fees	15,797	13,354	13,529	13,365	15,025
Trustees' fees	84,171	112,790	49,882	52,905	60,207
Custody fee	—	15,128	9,105	4,503	5,137
Reports to shareholders	122,322	158,348	19,460	131	—
Distribution and service fees	184,631	776,849	789,180	81,364	1,949,380
Chief compliance officer expenses	—	—	340	288	—
Deferred Trustees' compensation plan	—	83,551	56,540	—	—
Other liabilities	93,600	127,502	80,275	45,538	—
Total Liabilities	15,043,126	246,165,006	26,099,574	11,455,697	377,176,134
Net Assets	966,038,394	4,222,051,399	4,244,182,236	791,810,639	6,864,636,196
Net Assets Consist of
Paid-in capital	848,796,316	3,342,978,235	3,513,072,867	702,531,873	6,147,309,921
Undistributed net investment income	2,626,682	12,278,161	19,698,339	2,024,021	9,288,968
Accumulated net realized gain	50,922,822	280,236,737	35,141,344	15,508,463	101,680,466
Unrealized appreciation on:
Investments	63,634,376	586,558,266	676,269,686	71,746,282	606,284,586
Foreign currency translations	—	—	—	—	72,255
Written options	58,198	—	—	—	—
Net Assets	966,038,394	4,222,051,399	4,244,182,236	791,810,639	6,864,636,196

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities – Stock Funds, August 31, 2007 (Unaudited) (continued)

	Columbia Convertible Securities Fund	Columbia Large Cap Value Fund	Columbia Mid Cap Value Fund	Columbia Small Cap Value Fund II	Columbia Marsico 21st Century Fund
Class A
Net assets	$309,157,685	$1,408,514,233	$1,617,677,906	$255,321,321	$4,288,556,063
Shares outstanding	18,570,019	95,031,675	108,088,579	17,971,379	279,014,809
Net asset value per share (a)	$16.65	$14.82	$14.97	$14.21	$15.37
Maximum sales charge	5.75%	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share (b)	$17.67	$15.72	$15.88	$15.08	$16.31
Class B
Net assets	$89,473,779	$473,232,605	$231,785,970	$4,969,110	$215,797,093
Shares outstanding	5,457,379	33,020,887	15,786,665	363,142	14,670,617
Net asset value and offering price per share (a)	$16.40	$14.33	$14.68	$13.68	$14.71
Class C
Net assets	$46,411,473	$88,751,115	$325,875,757	$33,269,582	$1,114,156,994
Shares outstanding	2,794,993	6,191,777	22,116,264	2,433,527	75,760,628
Net asset value and offering price per share (a)	$16.61	$14.33	$14.73	$13.67	$14.71
Class R
Net assets	$—	$13,741	$21,487,398	$4,638,252	$25,088,631
Shares outstanding	—	928	1,436,343	327,680	1,630,340
Net asset value, offering and redemption price per share	$—	$14.81	$14.96	$14.15	$15.39
Class Z
Net assets	$520,995,457	$2,251,539,705	$2,047,355,205	$493,612,374	$1,221,037,415
Shares outstanding	31,282,759	151,643,102	136,595,200	34,486,709	78,412,279
Net asset value, offering and redemption price per share	$16.65	$14.85	$14.99	$14.31	$15.57

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

Statements of Operations – Stock Funds (For the Six Months Ended August 31, 2007) (Unaudited)

	($)	($)	($)	($)	($)
	Columbia Convertible Securities Fund	Columbia Large Cap Value Fund	Columbia Mid Cap Value Fund	Columbia Small Cap Value Fund II	Columbia Marsico 21st Century Fund
Investment Income
Dividends	5,435,278	48,851,830	48,203,304	5,223,743	29,901,132
Dividends from affiliates	—	—	—	—	134,716
Interest	11,351,543	1,368,208	3,788,426	589,409	17,834,988
Securities lending	—	638,866	146,325	—	—
Foreign taxes withheld	(7,615)	(251,070)	(173,363)	—	(1,928,043)
Total Investment Income	16,779,206	50,607,834	51,964,692	5,813,152	45,942,793
Expenses
Investment advisory fee	3,274,491	10,574,316	10,874,498	2,372,362	17,602,232
Administration fee	817,957	3,685,234	3,363,011	510,315	6,189,717
Distribution fee:
Class B	361,594	2,000,042	948,593	16,372	740,584
Class C	188,081	356,575	1,107,757	95,034	3,404,170
Class R	—	32	31,791	7,810	27,133
Service fee:
Class A	406,456	1,785,009	1,866,685	261,844	4,530,612
Class B	120,531	666,681	312,161	5,457	246,861
Class C	62,694	118,858	364,838	31,540	1,134,724
Transfer agent fee	417,711	2,020,770	1,967,799	220,971	2,310,242
Pricing and bookkeeping fees	84,551	78,495	78,718	76,660	82,865
Trustees' fee	9,469	9,469	14,594	8,549	8,241
Custody fee	11,487	44,523	39,604	15,757	157,469
Chief compliance officer expenses	376	933	1,007	673	903
Other expenses	238,021	561,729	500,745	172,062	811,164
Expenses before interest expense	5,993,419	21,902,666	21,471,801	3,795,406	37,246,917
Interest expense	323	—	—	—	—
Total Expenses	5,993,742	21,902,666	21,471,801	3,795,406	37,246,917
Expenses waived/reimbursed by Investment Advisor/Administrator	—	(427,323)	—	—	—
Fees waived by Transfer Agent	(67,439)	(595,519)	—	—	(552,598)
Expense reductions	(10,387)	(40,725)	(32,322)	(6,275)	(12,210)
Net Expenses	5,915,916	20,839,099	21,439,479	3,789,131	36,682,109
Net Investment Income	10,863,290	29,768,735	30,525,213	2,024,021	9,260,684

See Accompanying Notes to Financial Statements.

Statements of Operations – Stock Funds (For the Six Months Ended August 31, 2007) (Unaudited) (continued)

	($)	($)	($)	($)	($)
	Columbia Convertible Securities Fund	Columbia Large Cap Value Fund	Columbia Mid Cap Value Fund	Columbia Small Cap Value Fund II	Columbia Marsico 21st Century Fund
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, and Written Options:
Net realized gain (loss) on:
Unaffiliated investments	51,050,443	289,114,879	35,482,803	15,891,820	113,802,376
Affiliated investments	—	—	—	—	(571,887)
Foreign currency transactions	483	—	3,081	—	(1,256,339)
Written options	36,799	127	218,733	—	—
Net realized gain	51,087,725	289,115,006	35,704,617	15,891,820	111,974,150
Net change in unrealized appreciation (depreciation) on:
Investments	(27,169,473)	(179,940,133)	26,057,377	2,356,174	308,716,251
Foreign currency translations	—	—	(4)	—	149,699
Written options	58,198	—	—	—	—
Net change in unrealized appreciation (depreciation)	(27,111,275)	(179,940,133)	26,057,373	2,356,174	308,865,950
Net Gain	23,976,450	109,174,873	61,761,990	18,247,994	420,840,100
Net Increase Resulting from Operations	34,839,740	138,943,608	92,287,203	20,272,015	430,100,784

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Stock Funds

Increase (Decrease) in Net Assets	Columbia Convertible Securities Fund			Columbia Large Cap Value Fund			Columbia Mid Cap Value Fund
	(Unaudited) Six Months Ended August 31, 2007 ($)	Period April 1, 2006 through February 28, 2007 (a)($)	Year Ended March 31, 2006 (b)($)	(Unaudited) Six Months Ended August 31, 2007 ($)	Period April 1, 2006 through February 28, 2007 (a)($)	Year Ended March 31, 2006 (b)(c)($)	(Unaudited) Six Months Ended August 31, 2007 ($)	Period April 1, 2006 through February 28, 2007 (a)($)	Year Ended March 31, 2006 (b)(c)($)
Operations
Net investment income	10,863,290	24,772,968	34,251,231	29,768,735	46,983,592	38,369,627	30,525,213	20,944,905	12,284,635
Net realized gain on investments, foreign currency transactions and written options	51,087,725	90,310,535	115,601,773	289,115,006	338,738,725	160,867,273	35,704,617	317,722,266	260,521,066
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and written options	(27,111,275)	(27,102,657)	(10,385,686)	(179,940,133)	43,261,643	182,250,803	26,057,373	56,406,663	63,862,074
Net Increase Resulting from Operations	34,839,740	87,980,846	139,467,318	138,943,608	428,983,960	381,487,703	92,287,203	395,073,834	336,667,775
Distributions to Shareholders
From net investment income:
Class A	(3,317,501)	(8,515,150)	(8,688,760)	(9,715,711)	(9,897,032)	(9,485,386)	(6,334,866)	(4,384,195)	(2,852,950)
Class B	(638,907)	(2,141,648)	(2,128,143)	(1,810,335)	(2,002,803)	(2,405,990)	(177,483)	(49,262)	(265,256)
Class C	(332,412)	(1,081,358)	(1,013,136)	(317,030)	(310,389)	(340,770)	(218,487)	(29,537)	(69,667)
Class R	—	—	—	(70)	(70)	(21)	(35,987)	(335)	(3)
Class Z	(6,719,498)	(18,763,412)	(22,315,767)	(19,219,354)	(21,293,865)	(24,916,361)	(10,625,326)	(10,376,729)	(8,287,772)
From net realized gains:
Class A	(6,172,682)	(34,904,121)	(22,020,904)	(65,681,728)	(69,134,646)	(7,732,585)	(65,278,935)	(102,867,185)	(28,487,870)
Class B	(1,833,580)	(11,194,593)	(8,061,541)	(24,418,902)	(36,277,855)	(5,018,515)	(10,543,180)	(28,069,015)	(11,941,687)
Class C	(941,149)	(5,680,622)	(3,839,650)	(4,417,355)	(5,687,699)	(722,636)	(13,033,454)	(18,332,983)	(3,181,374)
Class R	—	—	—	(612)	(616)	—	(573,242)	(95,370)	—
Class Z	(10,942,181)	(71,096,753)	(52,837,073)	(108,298,913)	(123,335,717)	(20,052,796)	(83,796,064)	(151,367,829)	(88,998,420)
Total Distributions to Shareholders	(30,897,910)	(153,377,657)	(120,904,974)	(233,880,010)	(267,940,692)	(70,675,060)	(190,617,024)	(315,572,440)	(144,084,999)
Net Capital Share Transactions	(129,237,617)	(144,794,569)	(225,358,123)	55,379,778	232,542,001	1,786,517,032	776,048,869	760,482,849	1,926,928,477
Total Increase (Decrease) in Net Assets	(125,295,787)	(210,191,380)	(206,795,779)	(39,556,624)	393,585,269	2,097,329,675	677,719,048	839,984,243	2,119,511,253
Net Assets
Beginning of period	1,091,334,181	1,301,525,561	1,508,321,340	4,261,608,023	3,868,022,754	1,770,693,079	3,566,463,188	2,726,478,945	606,967,692
End of period	966,038,394	1,091,334,181	1,301,525,561	4,222,051,399	4,261,608,023	3,868,022,754	4,244,182,236	3,566,463,188	2,726,478,945
Undistributed net investment income, at end of period	2,626,682	2,771,710	7,749,787	12,278,161	13,571,926	1,519,352	19,698,339	6,565,275	1,596,921

(a)  The Fund changed its fiscal year end from March 31 to February 28.

(b)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were renamed Class A, Class B, Class C and Class Z shares, respectively.

(c)  Class R shares commenced operations on January 23, 2006.

See Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Stock Funds (continued)

Increase (Decrease) in Net Assets	Columbia Small Cap Value Fund II			Columbia Marsico 21st Century Fund
	(Unaudited) Six Months Ended August 31, 2007 ($)	Period April 1, 2006 through February 28, 2007 (a)($)	Year Ended March 31, 2006 (b)(c)($)	(Unaudited) Six Months Ended August 31, 2007 ($)	Period April 1, 2006 through February 28, 2007 (a)($)	Year Ended March 31, 2006 (b)(c)($)
Operations
Net investment income (loss)	2,024,021	1,185,963	1,149,347	9,260,684	14,519,353	(2,185,957)
Net realized gain(loss) on investments and foreign currency transactions	15,891,820	20,279,546	24,199,441	111,974,150	74,544,229	40,717,169
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	2,356,174	3,999,652	25,992,620	308,865,950	113,393,961	148,656,306
Net Increase Resulting from Operations	20,272,015	25,465,161	51,341,408	430,100,784	202,457,543	187,187,518
Distributions to Shareholders
From net investment income:
Class A	—	(100,886)	(12,777)	—	(11,801,061)	(160,339)
Class B	—	—	—	—	(201,318)
Class C	—		—	—	(622,547)	—
Class R	—	—	—	—	(13,693)	—
Class Z	—	(1,325,078)	(928,935)	—	(4,370,610)	(451,952)
From net realized gains:
Class A	(2,596,559)	(2,909,084)	(607,622)	(50,146,018)	(14,081,181)	—
Class B	(53,003)	(196,869)	(175,687)	(2,767,357)	(970,476)	—
Class C	(330,810)	(413,887)	(65,938)	(13,043,900)	(2,000,811)	—
Class R	(38,685)	(8,722)	—	(131,704)	(131)	—
Class Z	(5,291,273)	(18,504,858)	(21,995,534)	(12,717,442)	(5,876,977)	—
Total Distributions to Shareholders	(8,310,330)	(23,459,384)	(23,786,493)	(78,806,421)	(39,938,805)	(612,291)
Net Capital Share Transactions	245,635,237	280,865,868	19,150,716	2,483,430,958	2,663,208,041	616,662,308
Redemption Fees	—	—	—	879	—	—
Total Increase in Net Assets	257,596,922	282,871,645	46,705,631	2,834,726,200	2,825,726,779	803,237,535
Net Assets
Beginning of period	534,213,717	251,342,072	204,636,441	4,029,909,996	1,204,183,217	400,945,682
End of period	791,810,639	534,213,717	251,342,072	6,864,636,196	4,029,909,996	1,204,183,217
Undistributed net investment income, at end of period	2,024,021	—	108,568	9,288,968	28,284	—

(a) The Fund changed its fiscal year end from March 31 to February 28.

(b) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were renamed Class A, Class B, Class C and Class Z shares, respectively.

(c) Class R shares commenced operations on January 23, 2006.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Convertible Securities Fund
	(Unaudited) Six Months Ended August 31, 2007		Period April 1, 2006 through February 28, 2007 (a)		Year Ended March 31, 2006 (b)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A
Subscriptions	642,238	10,926,398	1,378,631	23,392,691	2,694,441	46,893,441
Distributions reinvested	507,123	8,503,090	2,402,682	39,051,980	1,607,941	27,253,730
Redemptions	(2,318,243)	(39,161,148)	(4,050,388)	(68,444,878)	(5,814,342)	(100,641,686)
Net Decrease	(1,168,882)	(19,731,660)	(269,075)	(6,000,207)	(1,511,960)	(26,494,515)
Class B
Subscriptions	50,477	840,726	122,958	2,030,044	216,683	3,686,661
Distributions reinvested	127,016	2,100,971	701,778	11,251,565	513,460	8,567,036
Redemptions	(788,894)	(13,194,134)	(1,461,555)	(24,337,033)	(2,367,849)	(40,750,262)
Net Decrease	(611,401)	(10,252,437)	(636,819)	(11,055,424)	(1,637,706)	(28,496,565)
Class C
Subscriptions	130,346	2,208,532	443,915	7,412,753	511,156	8,757,026
Distributions reinvested	38,303	641,578	223,413	3,625,447	155,492	2,623,966
Redemptions	(558,432)	(9,390,944)	(736,986)	(12,412,659)	(1,267,570)	(21,832,476)
Net Decrease	(389,783)	(6,540,834)	(69,658)	(1,374,459)	(600,922)	(10,451,484)
Class Z
Subscriptions	779,449	13,200,735	3,748,103	62,388,745	3,790,394	65,433,203
Distributions reinvested	246,134	4,127,895	1,094,664	17,803,012	610,234	10,293,779
Redemptions	(6,506,957)	(110,041,316)	(12,175,067)	(206,556,236)	(13,614,941)	(235,642,541)
Net Decrease	(5,481,374)	(92,712,686)	(7,332,300)	(126,364,479)	(9,214,313)	(159,915,559)

(a)  The Fund changed its fiscal year end from March 31 to February 28.

(b)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were renamed Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity (continued)

	Columbia Large Cap Value Fund
	(Unaudited) Six Months Ended August 31, 2007		Period April 1, 2006 through February 28, 2007 (a)		Year Ended March 31, 2006 (b)(c)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A
Subscriptions	11,590,574	180,129,264	24,042,969	353,624,477	17,010,334	234,225,646
Proceeds received in connection with merger	—	—	—	—	42,999,477	590,920,619
Distributions reinvested	4,704,542	71,463,438	5,183,342	74,423,245	1,157,937	16,070,204
Redemptions	(9,123,371)	(141,641,105)	(14,414,446)	(212,301,352)	(10,409,177)	(143,540,562)
Net Increase	7,171,745	109,951,597	14,811,865	215,746,370	50,758,571	697,675,907
Class B
Subscriptions	319,747	4,819,766	740,784	10,543,617	705,988	9,465,367
Proceeds received in connection with merger	—	—	—	—	51,762,726	690,375,181
Distributions reinvested	1,634,874	24,045,467	2,520,052	34,960,714	492,802	6,697,512
Redemptions	(6,861,705)	(103,144,102)	(14,212,617)	(202,612,667)	(10,727,507)	(144,759,533)
Net Increase (Decrease)	(4,907,084)	(74,278,869)	(10,951,781)	(157,108,336)	42,234,009	561,778,527
Class C
Subscriptions	169,449	2,524,666	440,648	6,296,424	280,794	3,767,177
Proceeds received in connection with merger	—	—	—	—	6,513,119	86,890,890
Distributions reinvested	275,941	4,058,406	368,512	5,124,158	63,844	867,871
Redemptions	(693,846)	(10,458,895)	(1,336,593)	(19,148,787)	(1,240,176)	(16,644,388)
Net Increase (Decrease)	(248,456)	(3,875,823)	(527,433)	(7,728,205)	5,617,581	74,881,550
Class R
Subscriptions	133	2,107	—	—	702	10,000
Distributions reinvested	45	683	48	686	1	21
Redemptions	(1)	(15)	—	—	—	—
Net Increase	177	2,775	48	686	703	10,021
Class Z
Subscriptions	9,683,967	149,871,963	26,077,535	383,013,474	23,240,909	317,334,267
Proceeds received in connection with merger	—	—	—	—	35,754,134	491,892,503
Distributions reinvested	4,306,450	65,505,298	4,977,193	71,460,860	1,482,567	20,407,204
Redemptions	(12,299,044)	(191,797,163)	(18,575,531)	(272,842,848)	(27,938,604)	(377,462,947)
Net Increase	1,691,373	23,580,098	12,479,197	181,631,486	32,539,006	452,171,027

(a)  The Fund changed its fiscal year end from March 31 to February 28.

(b)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were renamed Class A, Class B, Class C and Class Z shares, respectively.

(c)  Class R shares commenced operations on January 23, 2006.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity (continued)

	Columbia Mid Cap Value Fund
	(Unaudited) Six Months Ended August 31, 2007		Period April 1, 2006 through February 28, 2007 (a)		Year Ended March 31, 2006 (b)(c)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A
Subscriptions	29,930,115	472,440,387	33,404,548	485,396,806	11,677,764	167,985,374
Proceeds received in connection with merger	—	—	—	—	51,325,081	711,891,123
Distributions reinvested	4,076,380	63,261,528	6,896,097	96,262,246	2,039,062	28,703,222
Redemptions	(11,168,805)	(174,458,613)	(13,318,348)	(194,050,038)	(7,505,040)	(107,012,980)
Net Increase	22,837,690	361,243,302	26,982,297	387,609,014	57,536,867	801,566,739
Class B
Subscriptions	811,009	12,596,048	1,140,816	16,379,563	781,047	11,051,935
Proceeds received in connection with merger	—	—	—	—	22,494,617	308,153,765
Distributions reinvested	643,446	9,806,121	1,886,944	25,788,857	806,458	11,198,974
Redemptions	(2,746,804)	(42,472,928)	(7,070,959)	(101,065,253)	(3,280,082)	(46,376,156)
Net Increase (Decrease)	(1,292,349)	(20,070,759)	(4,043,199)	(58,896,833)	20,802,040	284,028,234
Class C
Subscriptions	6,493,017	100,935,291	8,772,426	126,047,400	3,769,474	53,763,446
Proceeds received in connection with merger	—	—	—	—	4,970,445	68,284,285
Distributions reinvested	603,243	9,229,615	935,738	12,937,975	175,783	2,448,168
Redemptions	(1,597,553)	(24,612,046)	(1,430,392)	(20,552,725)	(643,711)	(9,093,054)
Net Increase	5,498,707	85,552,860	8,277,772	118,432,650	8,271,991	115,402,845
Class R
Subscriptions	1,139,609	17,805,193	488,123	7,192,097	693	10,000
Distributions reinvested	38,754	601,446	6,541	95,705	— (d)	2
Redemptions	(224,498)	(3,542,204)	(12,879)	(193,196)	—	—
Net Increase	953,865	14,864,435	481,785	7,094,606	693	10,002
Class Z
Subscriptions	28,239,547	445,479,804	27,654,584	402,544,676	14,450,028	203,985,452
Proceeds received in connection with merger	—	—	—	—	46,853,054	651,288,467
Distributions reinvested	3,471,538	53,908,192	6,013,184	84,001,659	2,730,443	37,582,084
Redemptions	(10,524,829)	(164,928,965)	(12,441,713)	(180,302,923)	(11,972,212)	(166,935,346)
Net Increase	21,186,256	334,459,031	21,226,055	306,243,412	52,061,313	725,920,657

(a)  The Fund changed its fiscal year end from March 31 to February 28.

(b)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were renamed Class A, Class B, Class C and Class Z shares, respectively.

(c)  Class R shares commenced operations on January 23, 2006.

(d)  Rounds to less than 1 share.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity (continued)

	Columbia Small Cap Value Fund II
	(Unaudited) Six Months Ended August 31, 2007		Period April 1, 2006 through February 28, 2007 (a)		Year Ended March 31, 2006 (b)(c)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A
Subscriptions	11,478,001	165,001,130	9,090,051	122,214,421	257,409	3,413,661
Distributions reinvested	134,274	1,983,226	161,354	2,132,161	46,655	578,526
Redemptions	(2,194,502)	(31,805,518)	(1,310,238)	(17,425,169)	(80,275)	(1,042,337)
Net Increase	9,417,773	135,178,838	7,941,167	106,921,413	223,789	2,949,850
Class B
Subscriptions	111,001	1,543,949	155,115	2,021,756	41,997	540,142
Distributions reinvested	3,445	49,094	14,705	184,561	14,176	171,747
Redemptions	(30,701)	(421,805)	(47,253)	(623,673)	(27,113)	(341,182)
Net Increase	83,745	1,171,238	122,567	1,582,644	29,060	370,707
Class C
Subscriptions	1,242,880	17,242,536	1,168,559	15,301,023	90,940	1,166,184
Distributions reinvested	10,569	150,398	21,855	277,381	4,374	53,447
Redemptions	(91,368)	(1,251,898)	(40,523)	(527,193)	(3,938)	(49,089)
Net Increase	1,162,081	16,141,036	1,149,891	15,051,211	91,376	1,170,542
Class R
Subscriptions	247,058	3,529,668	136,875	1,872,032	762	10,000
Distributions reinvested	2,339	34,428	644	8,722	—	—
Redemptions	(46,619)	(681,479)	(13,379)	(185,416)	—	—
Net Increase	202,778	2,882,617	124,140	1,695,338	762	10,000
Class Z
Subscriptions	9,004,035	129,357,775	13,536,564	185,033,545	4,732,086	61,603,472
Distributions reinvested	198,286	2,948,510	610,822	8,006,603	591,973	7,357,372
Redemptions	(2,907,896)	(42,044,777)	(2,767,628)	(37,424,886)	(4,208,074)	(54,311,227)
Net Increase	6,294,425	90,261,508	11,379,758	155,615,262	1,115,985	14,649,617

(a)  The Fund changed its fiscal year end from March 31 to February 28.

(b)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were renamed Class A, Class B, Class C and Class Z shares, respectively.

(c)  Class R shares commenced operations on January 23, 2006.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity (continued)

	Columbia Marsico 21st Century Fund
	(Unaudited) Six Months Ended August 31, 2007		Period April 1, 2006 through February 28, 2007 (a)		Year Ended March 31, 2006 (b)(c)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A
Subscriptions	123,083,463	1,845,950,991	136,614,593	1,875,974,925	37,795,430	453,366,877
Distributions reinvested	2,822,627	44,004,752	1,697,652	22,234,051	10,924	134,695
Redemptions	(20,118,471)	(304,289,057)	(14,809,419)	(200,777,863)	(5,712,757)	(66,515,504)
Net Increase	105,787,619	1,585,666,686	123,502,826	1,697,431,113	32,093,597	386,986,068
Class B
Subscriptions	3,426,077	49,741,898	5,995,378	78,297,686	2,597,049	29,599,492
Distributions reinvested	153,722	2,296,602	81,503	989,323	—	—
Redemptions	(1,084,293)	(15,723,199)	(1,369,346)	(17,664,181)	(1,047,933)	(11,588,960)
Net Increase	2,495,506	36,315,301	4,707,535	61,622,828	1,549,116	18,010,532
Class C
Subscriptions	30,623,684	444,382,371	37,441,013	495,781,681	9,052,911	104,468,105
Distributions reinvested	568,495	8,493,175	149,445	1,827,414	—	—
Redemptions	(2,905,260)	(42,170,502)	(2,227,061)	(28,976,818)	(706,113)	(8,003,132)
Net Increase	28,286,919	410,705,044	35,363,397	468,632,277	8,346,798	96,464,973
Class R
Subscriptions	1,440,708	22,145,786	410,193	5,692,389	789	10,000
Distributions reinvested	8,027	125,299	970	13,695	—	—
Redemptions	(125,264)	(1,915,053)	(105,083)	(1,500,202)	—	—
Net Increase	1,323,471	20,356,032	306,080	4,205,882	789	10,000
Class Z
Subscriptions	32,469,992	503,057,738	34,460,950	481,988,120	11,200,179	138,196,432
Distributions reinvested	472,782	7,465,237	313,565	4,168,990	2,460	30,726
Redemptions	(5,221,063)	(80,135,080)	(4,040,017)	(54,841,169)	(1,934,965)	(23,036,423)
Net Increase	27,721,711	430,387,895	30,734,498	431,315,941	9,267,674	115,190,735

(a)  The Fund changed its fiscal year end from March 31 to February 28.

(b)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were renamed Class A, Class B, Class C and Class Z shares, respectively.

(c)  Class R shares commenced operations on January 23, 2006.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Convertible Securities Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 28,		Year Ended March 31,
Class A Shares	2007		2007 (a)		2006 (b)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$16.62		$17.59		$17.35		$17.33		$13.77		$16.02	$16.04
Income from Investment Operations:
Net investment income (c)	0.17		0.35		0.41		0.43		0.47		0.47	0.59
Net realized and unrealized gain (loss) on investments, foreign currency transactions and written options	0.36		0.91		1.32		0.24		3.53		(2.25)	(0.04)
Total from Investment Operations	0.53		1.26		1.73		0.67		4.00		(1.78)	0.55
Less Distributions to Shareholders:
From net investment income	(0.17)		(0.43)		(0.42)		(0.50)		(0.44)		(0.47)	(0.52)
From net realized gains	(0.33)		(1.80)		(1.07)		(0.15)		—		—	(0.05)
Total Distributions to Shareholders	(0.50)		(2.23)		(1.49)		(0.65)		(0.44)		(0.47)	(0.57)
Net Asset Value, End of Period	$16.65		$16.62		$17.59		$17.35		$17.33		$13.77	$16.02
Total return (d)	3.20	%(e)(f)	7.96	%(e)(f)	10.54	%(e)	3.87	%(e)	29.32	%(e)	(11.18)%	3.48%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	1.16	%(h)	1.16	%(h)	1.09%		1.16%		1.19	%(i)	1.22%	1.25%
Interest expense (j)	—	%(h)	—	%(h)	—%		—%		—%		—%	—%
Net expenses (g)	1.16	%(h)	1.16	%(h)	1.09%		1.16%		1.19	%(i)	1.22%	1.25%
Waiver/Reimbursement	0.01	%(h)	0.01	%(h)	0.06	%(k)	0.03	%(k)	0.03	%(k)	—	—
Net investment income (g)	2.03	%(h)	2.25	%(h)	2.39%		2.50%		2.94%		3.34%	3.53%
Portfolio turnover rate	34	%(f)	44	%(f)	40%		37%		91%		57%	50%
Net assets, end of period (000's)	$309,158		$328,023		$352,010		$373,390		$398,485		$292,622	$321,858

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%,-% and 0.01% for the periods ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Convertible Securities Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 28,		Year Ended March 31,
Class B Shares	2007		2007 (a)		2006 (b)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$16.37		$17.38		$17.16		$17.15		$13.64		$15.88	$15.92
Income from Investment Operations:
Net investment income (c)	0.11		0.23		0.28		0.30		0.35		0.36	0.45
Net realized and unrealized gain (loss) on investments, foreign currency transactions and written options	0.36		0.90		1.30		0.23		3.48		(2.24)	(0.03)
Total from Investment Operations	0.47		1.13		1.58		0.53		3.83		(1.88)	0.42
Less Distributions to Shareholders:
From net investment income	(0.11)		(0.34)		(0.29)		(0.37)		(0.32)		(0.36)	(0.41)
From net realized gains	(0.33)		(1.80)		(1.07)		(0.15)		—		—	(0.05)
Total Distributions to Shareholders	(0.44)		(2.14)		(1.36)		(0.52)		(0.32)		(0.36)	(0.46)
Net Asset Value, End of Period	$16.40		$16.37		$17.38		$17.16		$17.15		$13.64	$15.88
Total return (d)	2.86	%(e)(f)	7.19	%(e)(f)	9.72	%(e)	3.08	%(e)	28.30	%(e)	(11.83)%	2.68%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	1.91	%(h)	1.91	%(h)	1.84%		1.91%		1.94	%(i)	1.97%	2.00%
Interest expense (j)	—	%(h)	—	%(h)	—%		—%		—%		—%	—%
Net expenses (g)	1.91	%(h)	1.91	%(h)	1.84%		1.91%		1.94	%(i)	1.97%	2.00%
Waiver/Reimbursement	0.01	%(h)	0.01	%(h)	0.06	%(k)	0.03	%(k)	0.03	%(k)	—	—
Net investment income (g)	1.28	%(h)	1.50	%(h)	1.64%		1.75%		2.19%		2.59%	2.78%
Portfolio turnover rate	34	%(f)	44	%(f)	40%		37%		91%		57%	50%
Net assets, end of period (000's)	$89,473		$99,360		$116,566		$143,194		$154,322		$111,468	$90,408

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%,-% and 0.01% for the periods ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Convertible Securities Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 28,		Year Ended March 31,
Class C Shares	2007		2007 (a)		2006 (b)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$16.58		$17.57		$17.34		$17.31		$13.77		$16.04	$16.08
Income from Investment Operations:
Net investment income (c)	0.11		0.23		0.28		0.30		0.35		0.36	0.45
Net realized and unrealized gain (loss) on investments, foreign currency transactions and written options	0.36		0.92		1.31		0.25		3.52		(2.26)	(0.03)
Total from Investment Operations	0.47		1.15		1.59		0.55		3.87		(1.90)	0.42
Less Distributions to Shareholders:
From net investment income	(0.11)		(0.34)		(0.29)		(0.37)		(0.33)		(0.37)	(0.41)
From net realized gains	(0.33)		(1.80)		(1.07)		(0.15)		—		—	(0.05)
Total Distributions to Shareholders	(0.44)		(2.14)		(1.36)		(0.52)		(0.33)		(0.37)	(0.46)
Net Asset Value, End of Period	$16.61		$16.58		$17.57		$17.34		$17.31		$13.77	$16.04
Total return (d)	2.82	%(e)(f)	7.23	%(e)(f)	9.68	%(e)	3.16	%(e)	28.31	%(e)	(11.89)%	2.66%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	1.91	%(h)	1.91	%(h)	1.84%		1.91%		1.94	%(i)	1.97%	2.00%
Interest expense (j)	—	%(h)	—	%(h)	—%		—%		—%		—%	—%
Net expenses (g)	1.91	%(h)	1.91	%(h)	1.84%		1.91%		1.94	%(i)	1.97%	2.00%
Waiver/Reimbursement	0.01	%(h)	0.01	%(h)	0.06	%(k)	0.03	%(k)	0.03	%(k)	—	—
Net investment income (g)	1.27	%(h)	1.50	%(h)	1.64%		1.75%		2.19%		2.59%	2.78%
Portfolio turnover rate	34	%(f)	44	%(f)	40%		37%		91%		57%	50%
Net assets, end of period (000's)	$46,411		$52,794		$57,193		$66,844		$71,205		$30,293	$20,370

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%,-% and 0.01% for the periods ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Convertible Securities Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 28,		Year Ended March 31,
Class Z Shares	2007		2007 (a)		2006 (b)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$16.62		$17.59		$17.35		$17.32		$13.77		$16.03	$16.05
Income from Investment Operations:
Net investment income (c)	0.19		0.39		0.46		0.48		0.51		0.51	0.59
Net realized and unrealized gain (loss) on investments, foreign currency transactions and written options	0.36		0.91		1.31		0.24		3.52		(2.27)	—
Total from Investment Operations	0.55		1.30		1.77		0.72		4.03		(1.76)	0.59
Less Distributions to Shareholders:
From net investment income	(0.19)		(0.47)		(0.46)		(0.54)		(0.48)		(0.50)	(0.56)
From net realized gains	(0.33)		(1.80)		(1.07)		(0.15)		—		—	(0.05)
Total Distributions to Shareholders	(0.52)		(2.27)		(1.53)		(0.69)		(0.48)		(0.50)	(0.61)
Net Asset Value, End of Period	$16.65		$16.62		$17.59		$17.35		$17.32		$13.77	$16.03
Total return (d)	3.33	%(e)(f)	8.16	%(e)(f)	10.81	%(e)	4.18	%(e)	29.54	%(e)	(11.01)%	3.74%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	0.91	%(h)	0.91	%(h)	0.84%		0.91%		0.94	%(i)	0.97%	1.00%
Interest expense (j)	—	%(h)	—	%(h)	—%		—%		—%		—%	—%
Net expenses (g)	0.91	%(h)	0.91	%(h)	0.84%		0.91%		0.94	%(i)	0.97%	1.00%
Waiver/Reimbursement	0.01	%(h)	0.01	%(h)	0.06	%(k)	0.03	%(k)	0.03	%(k)	—	—
Net investment income (g)	2.27	%(h)	2.50	%(h)	2.64%		2.75%		3.19%		3.59%	3.78%
Portfolio turnover rate	34	%(f)	44	%(f)	40%		37%		91%		57%	50%
Net assets, end of period (000's)	$520,995		$611,157		$775,758		$924,893		$962,284		$523,271	$236,202

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor Z shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions revinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%,-% and 0.01% for the periods ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Value Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 28,		Year Ended March 31,
Class A Shares	2007		2007 (a)		2006 (b)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$15.16		$14.60		$13.10		$11.84		$8.46		$11.94	$12.38
Income from Investment Operations:
Net investment income (c)	0.10		0.17		0.19		0.17		0.14		0.11	0.09
Net realized and unrealized gain (loss) on investments, foreign currency transactions and written options	0.39		1.37		1.64		1.26		3.36		(3.31)	0.58
Total from Investment Operations	0.49		1.54		1.83		1.43		3.50		(3.20)	0.67
Less Distributions to Shareholders:
From net investment income	(0.10)		(0.12)		(0.16)		(0.17)		(0.12)		(0.10)	(0.08)
From net realized gains	(0.73)		(0.86)		(0.17)		—		—		(0.18)	(1.03)
Total Distributions to Shareholders	(0.83)		(0.98)		(0.33)		(0.17)		(0.12)		(0.28)	(1.11)
Net Asset Value, End of Period	$14.82		$15.16		$14.60		$13.10		$11.84		$8.46	$11.94
Total return (d)	3.15	%(e)(f)	11.09	%(e)(f)	14.15	%(e)	12.16	%(e)	41.51	%(e)	(27.17)%	5.33%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	0.97	%(h)	1.01	%(h)	0.96%		1.02%		1.14	%(i)	1.22%	1.20
Interest expense	—		—		—		—		—	%(k)	—	—	%(k)
Net expenses (g)	0.97	%(h)	1.01	%(h)	0.96%		1.02%		1.14	%(i)	1.22%	1.20%
Waiver/Reimbursement	0.05	%(h)	0.05	%(h)	0.09	%(j)	0.13	%(j)	0.07	%(j)	—	—
Net investment income (g)	1.32	%(h)	1.27	%(h)	1.36%		1.41%		1.24%		1.18%	0.77%
Portfolio turnover rate	40	%(f)	66	%(f)	59%		52%		69%		75%	135%
Net assets, end of period (000's)	$1,408,514		$1,332,311		$1,066,456		$292,037		$211,227		$43,364	$58,144

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03%, 0.10% and 0.04% for the periods ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Value Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 28,		Year Ended March 31,
Class B Shares	2007		2007 (a)		2006 (b)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$14.69		$14.19		$12.75		$11.53		$8.25		$11.66	$12.13
Income from Investment Operations:
Net investment income (c)	0.04		0.07		0.08		0.08		0.05		0.03	—	(d)
Net realized and unrealized gain (loss) on investments, foreign currency transactions and written options	0.38		1.34		1.59		1.22		3.27		(3.22)	0.59
Total from Investment Operations	0.42		1.41		1.67		1.30		3.32		(3.19)	0.59
Less Distributions to Shareholders:
From net investment income	(0.05)		(0.05)		(0.06)		(0.08)		(0.04)		(0.04)	(0.03)
From net realized gains	(0.73)		(0.86)		(0.17)		—		—		(0.18)	(1.03)
Total Distributions to Shareholders	(0.78)		(0.91)		(0.23)		(0.08)		(0.04)		(0.22)	(1.06)
Net Asset Value, End of Period	$14.33		$14.69		$14.19		$12.75		$11.53		$8.25	$11.66
Total return (e)	2.71	%(f)(g)	10.38	%(f)(g)	13.22	%(f)	11.31	%(f)	40.30	%(f)	(27.72)%	4.66%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	1.72	%(i)	1.76	%(i)	1.71%		1.77%		1.89	%(j)	1.97%	1.95%
Interest expense	—		—		—		—		—	%(l)	—	—	%(l)
Net expenses (h)	1.72	%(i)	1.76	%(i)	1.71%		1.77%		1.89	%(j)	1.97%	1.95%
Waiver/Reimbursement	0.05	%(i)	0.05	%(i)	0.09	%(k)	0.13	%(k)	0.07	%(k)	—	—
Net investment income (h)	0.56	%(i)	0.52	%(i)	0.60%		0.66%		0.49%		0.43%	0.02%
Portfolio turnover rate	40	%(g)	66	%(g)	59%		52%		69%		75%	135%
Net assets, end of period (000's)	$473,233		$557,033		$693,558		$84,756		$87,314		$37,399	$80,162

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Amount represents less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03%, 0.10% and 0.04% for the periods ended March 31, 2006, March 31, 2005, and March 31, 2004, respectively.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Value Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 28,		Year Ended March 31,
Class C Shares	2007		2007 (a)		2006 (b)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$14.69		$14.19		$12.75		$11.52		$8.24		$11.65	$12.13
Income from Investment Operations:
Net investment income (c)	0.04		0.07		0.08		0.08		0.05		0.04	—	(d)
Net realized and unrealized gain (loss) on investments, foreign currency transactions and written options	0.38		1.34		1.59		1.22		3.27		(3.22)	0.58
Total from Investment Operations	0.42		1.41		1.67		1.30		3.32		(3.18)	0.58
Less Distributions to Shareholders:
From net investment income	(0.05)		(0.05)		(0.06)		(0.07)		(0.04)		(0.05)	(0.03)
From net realized gains	(0.73)		(0.86)		(0.17)		—		—		(0.18)	(1.03)
Total Distributions to Shareholders	(0.78)		(0.91)		(0.23)		(0.07)		(0.04)		(0.23)	(1.06)
Net Asset Value, End of Period	$14.33		$14.69		$14.19		$12.75		$11.52		$8.24	$11.65
Total return (e)	2.71	%(f)(g)	10.38	%(f)(g)	13.22	%(f)	11.36	%(f)	40.29	%(f)	(27.72)%	4.58%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	1.72	%(i)	1.76	%(i)	1.71%		1.77%		1.89	%(j)	1.97%	1.95%
Interest expense	—		—		—%		—		—	%(l)	—	—	%(l)
Net expenses (h)	1.72	%(i)	1.76	%(i)	1.71%		1.77%		1.89	%(j)	1.97%	1.95%
Waiver/Reimbursement	0.05	%(i)	0.05	%(i)	0.09	%(k)	0.13	%(k)	0.07	%(k)	—	—
Net investment income (h)	0.56	%(i)	0.52	%(i)	0.60%		0.66%		0.49%		0.43%	0.02%
Portfolio turnover rate	40	%(g)	66	%(g)	59%		52%		69%		75%	135%
Net assets, end of period (000's)	$88,751		$94,600		$98,884		$17,210		$28,832		$4,694	$7,496

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Amount represents less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03%, 0.10% and 0.04% for the periods ended March 31, 2006, March 31, 2005, and March 31, 2004, respectively.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Value Fund

Selected data for a fund share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended August 31, 2007	Period Ended February 28, 2007 (a)	Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$15.15	$14.59	$14.05
Income from Investment Operations:
Net investment income (c)	0.08	0.14	0.04
Net realized and unrealized gain on investments, foreign currency transactions and written options	0.40	1.38	0.53
Total from Investment Operations	0.48	1.52	0.57
Less Distributions to Shareholders:
From net investment income	(0.09)	(0.10)	(0.03)
From net realized gains	(0.73)	(0.86)	—
Total Distributions to Shareholders	(0.82)	(0.96)	(0.03)
Net Asset Value, End of Period	$14.81	$15.15	$14.59
Total return (d)(e)(f)	3.02%	10.90%	4.05%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	1.22%	1.26%	1.25%
Waiver/Reimbursement (h)	0.05%	0.05%	0.16	%(i)
Net investment income (g)(h)	1.07%	1.02%	1.33%
Portfolio turnover rate (f)	40%	66%	59%
Net assets, end of period (000's)	$14	$11	$10

(a) The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b) Class R shares commenced operations on January 23, 2006. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using the average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested.

(e) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Not annualized.

(g) The benefits derived from expense reductions had an impact of less than 0.01%.

(h) Annualized.

(i) Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.10% for the period ended March 31, 2006

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Value Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 28,		Year Ended March 31,
Class Z Shares	2007		2007 (a)		2006 (b)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$15.19		$14.61		$13.12		$11.85		$8.48		$11.96	$12.39
Income from Investment Operations:
Net investment income (c)	0.12		0.21		0.22		0.20		0.16		0.14	0.12
Net realized and unrealized gain (loss) on investments, foreign currency transactions and written options	0.39		1.38		1.63		1.27		3.36		(3.31)	0.58
Total from Investment Operations	0.51		1.59		1.85		1.47		3.52		(3.17)	0.70
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.15)		(0.19)		(0.20)		(0.15)		(0.13)	(0.10)
From net realized gains	(0.73)		(0.86)		(0.17)		—		—		(0.18)	(1.03)
Total Distributions to Shareholders	(0.85)		(1.01)		(0.36)		(0.20)		(0.15)		(0.31)	(1.13)
Net Asset Value, End of Period	$14.85		$15.19		$14.61		$13.12		$11.85		$8.48	$11.96
Total return (d)	3.28	%(e)(f)	11.42	%(e)(f)	14.33	%(e)	12.51	%(e)	41.63	%(e)	(26.95)%	5.64%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	0.72	%(h)	0.76	%(h)	0.71%		0.77%		0.89	%(i)	0.97%	0.95
Interest expense	—		—		—		—		—	%(k)	—	—	%(k)
Net expenses (g)	0.72	%(h)	0.76	%(h)	0.71%		0.77%		0.89	%(i)	0.97%	0.95%
Waiver/Reimbursement	0.05	%(h)	0.05	%(h)	0.09	%(j)	0.13	%(j)	0.07	%(j)	—	—
Net investment income (g)	1.56	%(h)	1.52	%(h)	1.60%		1.66%		1.49%		1.43%	1.02%
Portfolio turnover rate	40	%(f)	66	%(f)	59%		52%		69%		75%	135%
Net assets, end of period (000's)	$2,251,540		$2,277,652		$2,009,115		$1,376,691		$1,101,872		$451,815	$513,206

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03%, 0.10% and 0.04% for the periods ended March 31, 2006, March 31, 2005, and March 31, 2004, respectively.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Value Fund

Selected data for a fund share outstanding throughout each period as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 28,		Year Ended March 31,					Period Ended March 31,
Class A Shares	2007		2007 (a)		2006 (b)	2005		2004	2003	2002 (c)
Net Asset Value, Beginning of Period	$15.21		$15.01		$14.02	$12.77		$8.71	$11.30	$10.00
Income from Investment Operations:
Net investment income (d)	0.12		0.10		0.11	0.13		0.09	0.08	0.04
Net realized and unrealized gain (loss) on investments, foreign currency transactions and written options	0.38		1.67		2.47	2.23	(e)	4.06	(2.60)	1.30
Total from Investment Operations	0.50		1.77		2.58	2.36		4.15	(2.52)	1.34
Less Distributions to Shareholders:
From net investment income	(0.07)		(0.06)		(0.07)	(0.12)		(0.09)	(0.05)	(0.04)
From net realized gains	(0.67)		(1.51)		(1.52)	(1.00)		—	(0.02)	—
Total Distributions to Shareholders	(0.74)		(1.57)		(1.59)	(1.12)		(0.09)	(0.07)	(0.04)
Increase Due to Capital Contributions	—		—		—	0.01		—	—	—
Net Asset Value, End of Period	$14.97		$15.21		$15.01	$14.02		$12.77	$8.71	$11.30
Total return (f)	3.12	%(g)	13.09	%(g)	20.24%	19.90	%(h)	47.80%	(22.36)%	13.37	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.08	%(j)	1.12	%(j)	1.08%	1.20%		1.28%	1.41%	1.50	%(j)
Interest expense	—		—		—	—	%(k)	—	—	—
Net expenses (i)	1.08	%(j)	1.12	%(j)	1.08%	1.20%		1.28%	1.41%	1.50	%(j)
Waiver/Reimbursement	—		—		—	—		—	—	0.78	%(j)
Net investment income (i)	1.47	%(j)	0.76	%(j)	0.80%	0.99%		0.79%	0.86%	0.39	%(j)
Portfolio turnover rate	11	%(g)	53	%(g)	41%	61%		79%	98%	19	%(g)
Net assets, end of period (000's)	$1,617,678		$1,296,803		$874,429	$10,258		$8,121	$3,270	$573

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  The Fund's Investor A shares commenced operations on November 20, 2001. Per share data and total return reflect activity from that date.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h)  Without the effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 19.81%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Value Fund

Selected data for a fund share outstanding throughout each period as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 28,		Year Ended March 31,					Period Ended March 31,
Class B Shares	2007		2007 (a)		2006 (b)	2005		2004	2003	2002 (c)
Net Asset Value, Beginning of Period	$14.94		$14.80		$13.89	$12.70		$8.67	$11.29	$10.00
Income from Investment Operations:
Net investment income (loss) (d)	0.06		—	(e)	0.01	0.03		— (e)	0.01	(0.04)
Net realized and unrealized gain (loss) on investments, foreign currency transactions and written options	0.36		1.65		2.43	2.20	(f)	4.05	(2.59)	1.35
Total from Investment Operations	0.42		1.65		2.44	2.23		4.05	(2.58)	1.31
Less Distributions to Shareholders:
From net investment income	(0.01)		—	(e)	(0.01)	(0.05)		(0.02)	(0.02)	(0.02)
From net realized gains	(0.67)		(1.51)		(1.52)	(1.00)		—	(0.02)	—
Total Distributions to Shareholders	(0.68)		(1.51)		(1.53)	(1.05)		(0.02)	(0.04)	(0.02)
Increase Due to Capital Contributions	—		—		—	0.01		—	—	—
Net Asset Value, End of Period	$14.68		$14.94		$14.80	$13.89		$12.70	$8.67	$11.29
Total return (g)	2.66	%(h)	12.36	%(h)	19.32%	18.91	%(i)	46.56%	(22.93)%	13.14	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	1.83	%(k)	1.87	%(k)	1.84%	1.95%		2.03%	2.16%	2.25	%(k)
Interest expense	—		—		—	—	%(l)	—	—	—
Net expenses (j)	1.83	%(k)	1.87	%(k)	1.84%	1.95%		2.03%	2.16%	2.25	%(k)
Waiver/Reimbursement	—		—		—	—		—	—	0.78	%(k)
Net investment income (loss) (j)	0.80	%(k)	(0.02	)%(k)	0.05%	0.24%		0.04%	0.11%	(0.36	)%(k)
Portfolio turnover rate	11	%(h)	53	%(h)	41%	61%		79%	98%	19	%(h)
Net assets, end of period (000's)	$231,786		$255,123		$312,587	$4,447		$3,650	$1,961	$524

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  The Fund's Investor B shares commenced operations on November 20, 2001. Per share data and total return reflect activity from that date.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(g)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Not annualized.

(i)  Without the effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 18.82%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Value Fund

Selected data for a fund share outstanding throughout each period as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 28,		Year Ended March 31,					Period Ended March 31,
Class C Shares	2007		2007 (a)		2006 (b)	2005		2004	2003	2002 (c)
Net Asset Value, Beginning of Period	$14.99		$14.84		$13.93	$12.73		$8.69	$11.31	$10.00
Income from Investment Operations:
Net investment income (loss) (d)	0.06		—	(e)	0.01	0.05		— (e)	0.01	(0.05)
Net realized and unrealized gain (loss) on investments, foreign currency transactions and written options	0.36		1.66		2.43	2.19	(f)	4.05	(2.59)	1.36
Total from Investment Operations	0.42		1.66		2.44	2.24		4.05	(2.58)	1.31
Less Distributions to Shareholders:
From net investment income	(0.01)		—	(e)	(0.01)	(0.05)		(0.01)	(0.02)	—	(e)
From net realized gains	(0.67)		(1.51)		(1.52)	(1.00)		—	(0.02)	—
Total Distributions to Shareholders	(0.68)		(1.51)		(1.53)	(1.05)		(0.01)	(0.04)	—	(e)
Increase Due to Capital Contributions	—		—		—	0.01		—	—	—
Net Asset Value, End of Period	$14.73		$14.99		$14.84	$13.93		$12.73	$8.69	$11.31
Total return (g)	2.65	%(h)	12.40	%(h)	19.25%	18.97	%(i)	46.66%	(22.89)%	13.10	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	1.83	%(k)	1.87	%(k)	1.84%	1.95%		2.03%	2.16%	2.25	%(k)
Interest expense	—		—		—	—	%(l)	—	—	—
Net expenses (j)	1.83	%(k)	1.87	%(k)	1.84%	1.95%		2.03%	2.16%	2.25	%(k)
Waiver/Reimbursement	—		—		—	—		—	—	0.78	%(k)
Net investment income (loss) (j)	0.72	%(k)	0.03	%(k)	0.05%	0.36%		0.04%	0.11%	(0.36	)%(k)
Portfolio turnover rate	11	%(h)	53	%(h)	41%	61%		79%	98%	19	%(h)
Net assets, end of period (000's)	$325,876		$249,067		$123,789	$944		$684	$362	$93

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  The Fund's Investor C shares commenced operations on November 20, 2001. Per share data and total return reflect activity from that date.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(g)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Not annualized.

(i)  Without the effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 18.88%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Value Fund

Selected data for a fund share outstanding throughout each period as follows:

Class R Shares	(Unaudited) Six Months Ended August 31, 2007	Period Ended February 28, 2007 (a)	Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$15.21	$15.01	$14.25
Income from Investment Operations:
Net investment income (c)	0.08	0.08	0.01
Net realized and unrealized gain on investments, foreign currency transactions and written options	0.39	1.66	0.75
Total from Investment Operations	0.47	1.74	0.76
Less Distributions to Shareholders:
From net investment income	(0.05)	(0.03)	— (d)
From net realized gains	(0.67)	(1.51)	—
Total Distributions to Shareholders	(0.72)	(1.54)	— (d)
Net Asset Value, End of Period	$14.96	$15.21	$15.01
Total return (e)(f)	2.93%	12.86%	5.36%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	1.33%	1.37%	1.44%
Net investment income (g)(h)	1.06%	0.61%	0.44%
Portfolio turnover rate (f)	11%	53%	41%
Net assets, end of period (000's)	$21,487	$7,337	$10

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  The Fund's Class R shares commenced operations on January 23, 2006. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Value Fund

Selected data for a fund share outstanding throughout each period as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 28,		Year Ended March 31,					Period Ended March 31,
Class Z Shares	2007		2007 (a)		2006 (b)	2005		2004	2003	2002 (c)
Net Asset Value, Beginning of Period	$15.23		$15.03		$14.04	$12.79		$8.72	$11.32	$10.00
Income from Investment Operations:
Net investment income (d)	0.14		0.13		0.13	0.16		0.12	0.10	0.06
Net realized and unrealized gain (loss) on investments, foreign currency transactions and written options	0.38		1.68		2.49	2.23	(e)	4.07	(2.61)	1.30
Total from Investment Operations	0.52		1.81		2.62	2.39		4.19	(2.51)	1.36
Less Distributions to Shareholders:
From net investment income	(0.09)		(0.10)		(0.11)	(0.15)		(0.12)	(0.07)	(0.04)
From net realized gains	(0.67)		(1.51)		(1.52)	(1.00)		—	(0.02)	—
Total Distributions to Shareholders	(0.76)		(1.61)		(1.63)	(1.15)		(0.12)	(0.09)	(0.04)
Increase Due to Capital Contributions	—		—		—	0.01		—	—	—
Net Asset Value, End of Period	$14.99		$15.23		$15.03	$14.04		$12.79	$8.72	$11.32
Total return (f)	3.25	%(g)	13.36	%(g)	20.49%	20.16	%(h)	48.18%	(22.27)%	13.63	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	0.83	%(j)	0.87	%(j)	0.84%	0.95%		1.03%	1.16%	1.25	%(j)
Interest expense	—		—		—	—	%(k)	—	—	—
Net expenses (i)	0.83	%(j)	0.87	%(j)	0.84%	0.95%		1.03%	1.16%	1.25	%(j)
Waiver/Reimbursement	—		—		—	—		—	—	0.78	%(j)
Net investment income (i)	1.74	%(j)	1.00	%(j)	0.94%	1.24%		1.04%	1.11%	0.64	%(j)
Portfolio turnover rate	11	%(g)	53	%(g)	41%	61%		79%	98%	19	%(g)
Net assets, end of period (000's)	$2,047,355		$1,758,133		$1,415,664	$591,318		$492,327	$294,087	$98,888

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  The Fund's Primary A shares commenced operations on November 20, 2001. Per share data and total return reflect activity from that date.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  Without the effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 20.07%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Value Fund II

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 28,		Year Ended March 31,					Period Ended March 31,
Class A Shares	2007		2007 (a)		2006 (b)	2005		2004		2003 (c)
Net Asset Value, Beginning of Period	$13.86		$14.12		$12.52	$12.26		$7.71		$10.00
Income from Investment Operations:
Net investment income (loss) (d)	0.03		0.03		0.04	(0.04)		(0.01)		0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.49		0.65		2.98	1.47		4.67		(2.28)
Total from Investment Operations	0.52		0.68		3.02	1.43		4.66		(2.27)
Less Distributions to Shareholders:
From net investment income	—		(0.01)		(0.03)	—		(0.02)		(0.02)
From net realized gains	(0.17)		(0.93)		(1.39)	(1.17)		(0.09)		—
Total Distributions to Shareholders	(0.17)		(0.94)		(1.42)	(1.17)		(0.11)		(0.02)
Net Asset Value, End of Period	$14.21		$13.86		$14.12	$12.52		$12.26		$7.71
Total return (e)	3.71	%(f)	5.49	%(f)	26.14%	13.42	%(g)	60.64	%(g)	(22.75	)%(f)(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	1.22	%(i)	1.27	%(i)	1.23%	1.47%		1.55%		1.55	%(i)
Interest expense	—		—		—	—	%(j)	—		—
Net expenses (h)	1.22	%(i)	1.27	%(i)	1.23%	1.47%		1.55%		1.55	%(i)
Waiver/Reimbursement	—		—		—	0.02%		0.05%		0.27	%(i)
Net investment income (loss) (h)	0.45	%(i)	0.25	%(i)	0.33%	(0.30)%		(0.10)%		0.20	%(i)
Portfolio turnover rate	26	%(f)	61	%(f)	80%	61%		111%		89	%(f)
Net assets, end of period (000's)	$255,321		$118,549		$8,646	$4,868		$3,840		$1,122

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Class A shares commenced operations on May 1, 2002. Per share data and total return reflect activity from that date.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Value Fund II

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 28,		Year Ended March 31,					Period Ended March 31,
Class B Shares	2007		2007 (a)		2006 (b)	2005		2004		2003 (c)
Net Asset Value, Beginning of Period	$13.41		$13.76		$12.28	$12.13		$7.68		$10.00
Income from Investment Operations:
Net investment loss (d)	(0.02)		(0.06)		(0.05)	(0.12)		(0.09)		(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.46		0.64		2.90	1.44		4.63		(2.28)
Total from Investment Operations	0.44		0.58		2.85	1.32		4.54		(2.32)
Less Distributions to Shareholders:
From net investment income	—		—		—	—		—		—	(e)
From net realized gains	(0.17)		(0.93)		(1.37)	(1.17)		(0.09)		—
Total Distributions to Shareholders	(0.17)		(0.93)		(1.37)	(1.17)		(0.09)		—	(e)
Net Asset Value, End of Period	$13.68		$13.41		$13.76	$12.28		$12.13		$7.68
Total return (f)	3.24	%(h)	4.82	%(h)	25.12%	12.59	%(g)	59.34	%(g)	(23.20	)%(g)(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.97	%(j)	2.02	%(j)	1.98%	2.22%		2.30%		2.30	%(j)
Interest expense	—		—		—	—	%(k)	—		—
Net expenses (i)	1.97	%(j)	2.02	%(j)	1.98%	2.22%		2.30%		2.30	%(j)
Waiver/Reimbursement	—		—		—%	0.02%		0.05%		0.27	%(j)
Net investment loss (i)	(0.29	)%(j)	(0.53	)%(j)	(0.43)%	(1.05)%		(0.85)%		(0.55	)%(j)
Portfolio turnover rate	26	%(h)	61	%(h)	80%	61%		111%		89	%(h)
Net assets, end of period (000's)	$4,969		$3,746		$2,158	$1,569		$1,395		$341

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Class B shares commenced operations on May 1, 2002. Per share data and total return reflect activity from that date.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Amount represents less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Value Fund II

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 28,		Year Ended March 31,					Period Ended March 31,
Class C Shares	2007		2007 (a)		2006 (b)	2005		2004		2003 (c)
Net Asset Value, Beginning of Period	$13.40		$13.75		$12.27	$12.13		$7.67		$10.00
Income from Investment Operations:
Net investment loss (d)	(0.02)		(0.06)		(0.04)	(0.12)		(0.09)		(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.46		0.64		2.89	1.43		4.64		(2.29)
Total from Investment Operations	0.44		0.58		2.85	1.31		4.55		(2.33)
Less Distributions to Shareholders:
From net investment income	—		—		—	—		—		—	(e)
From net realized gains	(0.17)		(0.93)		(1.37)	(1.17)		(0.09)		—
Total Distributions to Shareholders	(0.17)		(0.93)		(1.37)	(1.17)		(0.09)		—	(e)
Net Asset Value, End of Period	$13.67		$13.40		$13.75	$12.27		$12.13		$7.67
Total return (f)	3.24	%(h)	4.83	%(h)	25.14%	12.51	%(g)	59.54	%(g)	(23.29	)%(g)(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.97	%(j)	2.02	%(j)	1.98%	2.22%		2.30%		2.30	%(j)
Interest expense	—		—		—	—	%(k)	—		—
Net expenses (i)	1.97	%(j)	2.02	%(j)	1.98%	2.22%		2.30%		2.30	%(j)
Waiver/Reimbursement	—		—		—	0.02%		0.05%		0.27	%(j)
Net investment loss (i)	(0.29	)%(j)	(0.49	)%(j)	(0.32)%	(1.05)%		(0.85)%		(0.55	)%(j)
Portfolio turnover rate	26	%(h)	61	%(h)	80%	61%		111%		89	%(h)
Net assets, end of period (000's)	$33,270		$17,032		$1,671	$370		$278		$56

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Class C shares commenced operations on May 1, 2002. Per share data and total return reflect activity from that date.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Amount represents less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Value Fund II

Selected data for a fund share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended August 31, 2007	Period Ended February 28, 2007 (a)	Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$13.83	$14.11	$12.93
Income from Investment Operations:
Net investment income (c)	0.02	— (d)	—
Net realized and unrealized gain on investments and foreign currency transactions	0.47	0.65	1.18
Total from Investment Operations	0.49	0.65	1.18
Less Distributions to Shareholders:
From net realized gains	(0.17)	(0.93)	—
Net Asset Value, End of Period	$14.15	$13.83	$14.11
Total return (e)(f)	3.50%	5.22%	9.13%
Ratios to Average Net Assets/Supplemental Data:
Expenses (g)(h)	1.47%	1.52%	1.36%
Net investment income (loss) (g)(h)	0.21%	(0.02)%	0.03%
Portfolio turnover rate (f)	26%	61%	80%
Net assets, end of period (000's)	$4,638	$1,727	$11

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  Class R shares commenced operations on January 23, 2006. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Amount represents less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Value Fund II

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 28,		Year Ended March 31,					Period Ended March 31,
Class Z Shares	2007		2007 (a)		2006 (b)	2005		2004		2003 (c)
Net Asset Value, Beginning of Period	$13.95		$14.21		$12.60	$12.30		$7.73		$10.00
Income from Investment Operations:
Net investment income (loss) (d)	0.05		0.06		0.07	(0.01)		0.02		0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.48		0.67		3.00	1.48		4.67		(2.28)
Total from Investment Operations	0.53		0.73		3.07	1.47		4.69		(2.25)
Less Distributions to Shareholders:
From net investment income	—		(0.06)		(0.06)	—	(e)	(0.03)		(0.02)
From net realized gains	(0.17)		(0.93)		(1.40)	(1.17)		(0.09)		—
Total Distributions to Shareholders	(0.17)		(0.99)		(1.46)	(1.17)		(0.12)		(0.02)
Net Asset Value, End of Period	$14.31		$13.95		$14.21	$12.60		$12.30		$7.73
Total return (f)	3.76	%(h)	5.77	%(h)	26.43%	13.72	%(g)	60.96	%(g)	(22.50	)%(g)(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	0.97	%(j)	1.02	%(j)	0.98%	1.22%		1.30%		1.30	%(j)
Interest expense	—		—		—	—	%(k)	—		—
Net expenses (i)	0.97	%(j)	1.02	%(j)	0.98%	1.22%		1.30%		1.30	%(j)
Waiver/Reimbursement	—		—		—	0.02		0.05		0.27	%(j)
Net investment income (loss) (i)	0.71	%(j)	0.47	%(j)	0.56%	(0.05)%		0.15%		0.45	%(j)
Portfolio turnover rate	26	%(h)	61	%(h)	80%	61%		111%		89	%(h)
Net assets, end of period (000's)	$493,612		$393,160		$238,856	$197,829		$151,556		$70,168

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  Class Z shares commenced operations on May 1, 2002. Per share data and total return reflect activity from that date.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Amount represents less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico 21st Century Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 28,		Year Ended March 31,
Class A Shares	2007		2007 (a)		2006 (b)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$14.28		$13.58		$10.61		$9.70		$6.19		$7.06		$6.97
Income from Investment Operations:
Net investment income (loss) (c)	0.03		0.11	(d)	(0.03)		(0.05)		(0.05)		(0.07)		(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.26		0.89		3.00		0.96		3.56		(0.80)		0.16
Total from Investment Operations	1.29		1.00		2.97		0.91		3.51		(0.87)		0.09
Less Distributions to Shareholders:
From net investment income	—		(0.10)		—	(e)	—		—		—		—
From net realized gains	(0.20)		(0.20)		—		—		—		—		—
Total Distributions to Shareholders	(0.20)		(0.30)		—	(e)	—		—		—		—
Redemption Fees:
Redemption fees added to paid-in-capital	—	(e)	—		—		—		—		—		—
Net Asset Value, End of Period	$15.37		$14.28		$13.58		$10.61		$9.70		$6.19		$7.06
Total return (f)	9.03	%(g)(h)	7.59	%(g)(h)	28.04	%(h)	9.38%		56.70%		(12.32	)%(h)	1.29%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.18	%(j)	1.26	%(j)	1.31%		1.40%		1.49%		1.70%		1.62%
Interest expense	—		—		—		—	%(k)	—	%(k)	—	%(k)	—
Net expenses (i)	1.18	%(j)	1.26	%(j)	1.31%		1.40%		1.49%		1.70%		1.62%
Waiver/Reimbursement	0.02	%(j)	0.02	%(j)	0.01%		—		—		0.01%		—
Net investment income (loss) (i)	0.41	%(j)	0.84	%(j)	(0.22)%		(0.50)%		(0.59)%		(1.06)%		(0.97)%
Portfolio turnover rate	63	%(g)	86	%(g)	141%		130%		204%		308%		419%
Net assets, end of period (000's)	$4,288,556		$2,474,268		$675,287		$187,094		$48,630		$10,853		$14,741

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(e)  Amount represents less than $0.01 per share.

(f)  Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%, except for the period ended February 28, 2007 and the year ended March 31, 2006, which had an impact of 0.07% and 0.08%, respectively.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico 21st Century Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,						Period Ended February 28,				Year Ended March 31,
Class B Shares	2007		2007 (a)		2006 (b)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$13.73		$12.99		$10.22		$9.42		$6.05		$6.96		$6.92
Income from Investment Operations:
Net investment loss (c)	(0.02)		—	(d)(e)	(0.11)		(0.12)		(0.13)		(0.12)		(0.12)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.20		0.88		2.88		0.92		3.50		(0.79)		0.16
Total from Investment Operations	1.18		0.88		2.77		0.80		3.37		(0.91)		0.04
Less Distributions to Shareholders:
From net investment income	—		(0.02)		—		—		—		—		—
From net realized gains	(0.20)		(0.12)		—		—		—		—		—
Total Distributions to Shareholders	(0.20)		(0.14)		—		—		—		—		—
Redemption Fees:
Redemption fees added to paid-in-capital	—	(d)	—		—		—		—		—		—
Net Asset Value, End of Period	$14.71		$13.73		$12.99		$10.22		$9.42		$6.05		$6.96
Total return (f)	8.59	%(g)(h)	6.88	%(g)(h)	27.10	%(g)	8.49%		55.70%		(13.07	)%(g)	0.58%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.93	%(j)	2.01	%(j)	2.06%		2.15%		2.24%		2.45%		2.37%
Interest expense	—		—		—		—	%(k)	—	%(k)	—	%(k)	—
Net expenses (i)	1.93	%(j)	2.01	%(j)	2.06%		2.15%		2.24%		2.45%		2.37%
Waiver/Reimbursement	0.02	%(j)	0.02	%(j)	0.01%		—		—		0.01%		—
Net investment loss (i)	(0.26	)%(j)	(0.02	)%(j)	(0.96)%		(1.25)%		(1.34)%		(1.81)%		(1.72)%
Portfolio turnover rate	63	%(h)	86	%(h)	141%		130%		204%		308%		419%
Net assets, end of period (000's)	$215,797		$167,144		$97,006		$60,495		$48,277		$29,562		$43,187

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Amount represents less than $0.01 per share.

(e)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(f)  Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%, except for the period ended February 28, 2007 and the year ended March 31, 2006, which had an impact of 0.07% and 0.08%, respectively.

(j)  Annualized.

(k) Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico 21st Century Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,						Period Ended February 28,				Year Ended March 31,
Class C Shares	2007		2007 (a)		2006 (b)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$13.73		$12.99		$10.22		$9.42		$6.05		$6.96		$6.92
Income from Investment Operations:
Net investment income (loss) (c)	(0.02)		0.01	(d)	(0.11)		(0.12)		(0.13)		(0.12)		(0.12)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.20		0.87		2.88		0.92		3.50		(0.79)		0.16
Total from Investment Operations	1.18		0.88		2.77		0.80		3.37		(0.91)		0.04
Less Distributions to Shareholders:
From net investment income	—		(0.02)		—		—		—		—		—
From net realized gains	(0.20)		(0.12)		—		—		—		—		—
Total Distributions to Shareholders	(0.20)		(0.14)		—		—		—		—		—
Redemption Fees:
Redemption fees added to paid-in-capital	—	(e)	—		—		—		—		—		—
Net Asset Value, End of Period	$14.71		$13.73		$12.99		$10.22		$9.42		$6.05		$6.96
Total return (f)	8.59	%(g)(h)	6.88	%(g)(h)	27.10	%(g)	8.49%		55.70%		(13.07	)%(g)	0.58%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.93	%(j)	2.01	%(j)	2.06%		2.15%		2.24%		2.45%		2.37%
Interest expense	—		—		—		—	%(k)	—	%(k)	—	%(k)	—
Net expenses (i)	1.93	%(j)	2.01	%(j)	2.06%		2.15%		2.24%		2.45%		2.37%
Waiver/Reimbursement	0.02	%(j)	0.02	%(j)	0.01%		—		—		0.01%		—
Net investment income (loss) (i)	(0.31	)%(j)	0.11	%(j)	(0.96)%		(1.25)%		(1.34)%		(1.81)%		(1.72)%
Portfolio turnover rate	63	%(h)	86	%(h)	141%		130%		204%		308%		419%
Net assets, end of period (000's)	$1,114,157		$651,596		$157,286		$38,460		$14,700		$3,517		$4,660

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(e)  Amount represents less than $0.01 per share.

(f)  Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%, except for the period ended February 28, 2007 and the year ended March 31, 2006, which had an impact of 0.07% and 0.08%, respectively.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico 21st Century Fund

Selected data for a fund share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended August 31, 2007	Period Ended February 28, 2007 (a)	Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$14.32	$13.58	$12.53
Income from Investment Operations:
Net investment income (loss) (c)	0.01	0.16 (d)	(0.02)
Net realized and unrealized gain on investments and foreign currency transactions	1.26	0.81	1.07
Total from Investment Operations	1.27	0.97	1.05
Less Distributions to Shareholders:
From net investment income	—	(0.06)	—
From net realized gains	(0.20)	(0.17)	— (e)
Total Distributions to Shareholders	(0.20)	(0.23)	— (e)
Redemption Fees:
Redemption fees added to paid-in-capital	— (e)	—	—
Net Asset Value, End of Period	$15.39	$14.32	$13.58
Total return (f)(g)(h)	8.87%	7.38%	8.38%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)(j)	1.43%	1.51%	1.63%
Waiver/Reimbursement (j)	0.04%	0.02%	0.03%
Net investment income (loss) (i)(j)	0.14%	1.25%	(0.91)%
Portfolio turnover rate (h)	63%	86%	141%
Net assets, end of period (000's)	$25,089	$4,394	$11

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  Class R shares commenced operations on January 23, 2006.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(e)  Amount represents less than $0.01 per share.

(f)  Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%, except for the period ended February 28, 2007 and for the year ended March 31, 2006, which had an impact of 0.07% and 0.08%, respectively.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico 21st Century Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,						Period Ended February 28,				Year Ended March 31,
Class Z Shares	2007		2007 (a)		2006 (b)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$14.45		$13.76		$10.75		$9.80		$6.24		$7.10		$6.99
Income from Investment Operations:
Net investment income (loss) (c)	0.05		0.13	(d)	—	(e)	(0.03)		(0.03)		(0.05)		(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.27		0.91		3.04		0.98		3.59		(0.81)		0.16
Total from Investment Operations	1.32		1.04		3.04		0.95		3.56		(0.86)		0.11
Less Distributions to Shareholders:
From net investment income	—		(0.12)		(0.03)		—		—		—		—
From net realized gains	(0.20)		(0.23)		—		—		—		—		—
Total Distributions to Shareholders	(0.20)		(0.35)		(0.03)		—		—		—		—
Redemption Fees:
Redemption fees added to paid-in-capital	—	(e)	—		—		—		—		—		—
Net Asset Value, End of Period	$15.57		$14.45		$13.76		$10.75		$9.80		$6.24		$7.10
Total return (f)	9.13	%(g)(h)	7.84	%(g)(h)	28.33	%(g)	9.69%		57.05%		(12.11	)%(g)	1.57%
Ratios to Average Net Assets/ Supplemental data:
Net expenses before interest expense (i)	0.93	%(j)	1.01	%(j)	1.06%		1.15%		1.24%		1.45%		1.37%
Interest expense	—		—		—		—	%(k)	—	%(k)	—	%(k)	—
Net expenses (i)	0.93	%(j)	1.01	%(j)	1.06%		1.15%		1.24%		1.45%		1.37%
Waiver/Reimbursement	0.02	%(j)	0.02	%(j)	0.01%		—		—		0.01%		—
Net investment income (loss) (i)	0.70	%(j)	1.03	%(j)	0.04%		(0.25)%		(0.34)%		(0.81)%		(0.72)%
Portfolio turnover rate	63	%(h)	86	%(h)	141%		130%		204%		308%		419%
Net assets, end of period (000's)	$1,221,037		$732,508		$274,594		$114,896		$37,027		$3,543		$3,356

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(e)  Amount represents less than $0.01 per share.

(f)  Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%, except for the period ended February 28, 2007 and the year ended March 31, 2006, which had an impact of 0.07% and 0.08%, respectively. .

(j)  Annualized.

(k)  Rounds to less than 0.01% per share.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Stock Funds, August 31, 2007 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains to the following series of the Trust (each a "Fund" and collectively, the "Funds"):

Columbia Convertible Securities Fund

Columbia Large Cap Value Fund

Columbia Mid Cap Value Fund

Columbia Small Cap Value Fund II

Columbia Marsico 21st Century Fund

Investment Goals

Columbia Convertible Securities Fund seeks total return, consisting of capital appreciation and current income. Columbia Large Cap Value Fund, Columbia Mid Cap Value Fund and Columbia Small Cap Value Fund II each seeks long-term capital appreciation. Columbia Marsico 21st Century Fund seeks long-term growth of capital.

Fund Shares

The Trust may issue an unlimited number of shares. Columbia Convertible Securities Fund offers four classes of shares: Class A, Class B, Class C and Class Z shares. Columbia Large Cap Value Fund, Columbia Mid Cap Value Fund, Columbia Small Cap Value Fund II and Columbia Marsico 21st Century Fund each offers five classes of shares: Class A, Class B, Class C, Class R and Class Z shares. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within twelve months after purchase. Class R and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R and Class Z shares, as described in the Funds' prospectuses.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Funds' shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U. S.) time. Events affecting the values of such foreign

Stock Funds, August 31, 2007 (Unaudited) (continued)

securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Funds' net asset values. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their "fair value" using procedures approved by the Board of Trustees. Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Funds' financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Options

Each Fund may write call and put options on securities it owns or in which it may invest. Writing put options tends to increase a Fund's exposure to the underlying instrument. Writing call options tends to decrease a Fund's exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future transaction to determine the realized gain or loss. Each Fund, as a writer of an option, has no control over whether the underlying future may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future underlying the written option. There is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market. The Funds' custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

Each Fund may also purchase put and call options. Purchasing call options tends to increase Fund's exposure to the underlying instrument. Purchasing put options tends to decrease a Fund's exposure to the underlying instrument. Each Fund may pay a premium, which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future transaction to determine the realized gain or loss.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Funds' investment advisor, has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

Stock Funds, August 31, 2007 (Unaudited) (continued)

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statements of Operations.

Income Recognition

Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gains as applicable. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of the Funds on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Distributions to Shareholders

Distributions from net investment income are declared and paid quarterly by Columbia Convertible Securities Fund, Columbia Large Cap Value Fund and Columbia Mid Cap Value Fund. Distributions from net investment income are declared and paid annually by the remaining Funds. The Funds may, however, declare and pay distributions from net investment income more frequently. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the period ended February 28, 2007 was as follows:

	Ordinary Income*	Long-Term Capital Gains
Columbia Convertible Securities Fund	$55,101,326	$98,276,331
Columbia Large Cap Value Fund	41,127,678	226,813,014
Columbia Mid Cap Value Fund	80,426,534	235,145,906
Columbia Small Cap Value Fund II	3,898,176	19,561,208
Columbia Marsico 21st Century Fund	30,268,652	9,670,153

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Stock Funds, August 31, 2007 (Unaudited) (continued)

Unrealized appreciation and depreciation at August 31, 2007, based on cost of investments for federal income tax purposes were:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Columbia Convertible Securities Fund	$88,130,099	$(24,495,723)	$63,634,376
Columbia Large Cap Value Fund	695,519,332	(109,961,066)	586,558,266
Columbia Mid Cap Value Fund	804,250,249	(127,980,563)	676,269,686
Columbia Small Cap Value Fund II	106,591,661	(34,845,379)	71,746,282
Columbia Marsico 21st Century Fund	760,769,528	(154,484,942)	606,284,586

Columbia Large Cap Value Fund has capital loss carryforwards of $7,015,854 (expiring February 28, 2011) which may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. The entire amount of the capital loss carryforwards can be attributed to the Fund's merger with Columbia Tax Managed Value Fund and the availability of these carryforwards may be limited in a given year. For the period ended February 28, 2007, the fund utilized carryforwards of $2,826,378 to offset current year gains.

The Funds adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48") effective August 31, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based in the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for each Fund. As a result of this evaluation, management believes that FIN 48 will not have any effect on the Funds' financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Funds. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of each Fund at the following annual rates:

	Average Net Assets
	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia Convertible Securities Fund	0.65%	0.60%	0.55%	0.50%	0.50%	0.50%
Columbia Large Cap Value Fund	0.60%	0.55%	0.43%	0.43%	0.43%	0.41%
Columbia Mid Cap Value Fund	0.65%	0.60%	0.55%	0.50%	0.50%	0.50%
Columbia Small Cap Value Fund II	0.70%	0.65%	0.60%	0.60%	0.60%	0.60%
Columbia Marsico 21st Century Fund	0.75%	0.70%	0.65%	0.60%	0.58%	0.56%

Stock Funds, August 31, 2007 (Unaudited) (continued)

Effective July 1, 2007, Columbia agreed to effectively reduce the advisory fees paid by the Columbia Large Cap Value Fund. The advisory fee reduction was implemented by converting a contractual fee waiver into a reduced contractual advisory fee rate. Prior to July 1, 2007, Columbia was entitled to receive an investment advisory fee from Columbia Large Cap Value Fund as follows:

Average Daily Net Assets	Advisory Fee Rate
First $500 Million	0.60%
$500 Million to $1 Billion	0.55%
$1 Billion to $1.5 Billion	0.50%
$1.5 Billion to $3 Billion	0.45%
$3 Billion to $6 Billion	0.43%
Over $6 Billion	0.41%

For the six month period ended August 31, 2007, the annualized effective investment advisory fee rates for the Funds, as a percentage of each Fund's average daily net assets, were as follows:

Effective Fee Rates
Columbia Convertible Securities Fund	0.62%
Columbia Large Cap Value Fund	0.46%
Columbia Mid Cap Value Fund	0.54%
Columbia Small Cap Value Fund II	0.69%
Columbia Marsico 21st Century Fund	0.62%

Sub-Advisory Fee

Marsico Capital Management, LLC ("Marsico") has been retained by Columbia to serve as sub-advisor to Columbia Marsico 21st Century Fund. As the sub-advisor, Marsico is responsible for daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Columbia, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee at the annual rate of 0.45% of the Fund's average daily net assets.

Marsico is an indirect, wholly owned subsidiary of Bank of America. On June 14, 2007, Thomas F. Marsico, founder and Chief Executive Officer of Marsico, announced that he and a company he controls had signed a definitive agreement to acquire Marsico from Bank of America. The transaction is expected to close during the fourth quarter of 2007, and is subject to customary client consents and other mutual fund shareholder approvals.

Administration Fee

Columbia provides administrative and other services to the Funds. Under the administration agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly, based on the Funds' average daily net assets at the annual rates listed below less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below:

Administration Fee Rate
Columbia Convertible Securities Fund	0.17%
Columbia Large Cap Value Fund	0.17%
Columbia Mid Cap Value Fund	0.17%
Columbia Small Cap Value Fund II	0.17%
Columbia Marsico 21st Century Fund	0.22%

Columbia has contractually agreed to waive a portion of its administration fee for Columbia Large Cap Value Fund through June 30, 2008, at an annual rate of 0.04% of Columbia Large Cap Value Fund's average daily net assets up to $500 million. There is no guarantee that this arrangement will continue after June 30, 2008.

Pricing and Bookkeeping Fees

The Funds have entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Funds. The Funds have also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee for each Fund will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

Stock Funds, August 31, 2007 (Unaudited) (continued)

The Funds have entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. The Funds reimburse Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight, for services performed in connection with Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six-months ended August 31, 2007, the total amounts paid and payable to affiliates by the Funds under these agreements were as follows:

	Amounts Paid to Affiliates	Amounts Payable to Affiliates
Columbia Convertible Securities Fund	$7,925	$1,414
Columbia Large Cap Value Fund	7,925	1,414
Columbia Mid Cap Value Fund	7,925	1,414
Columbia Small Cap Value Fund II	7,925	1,414
Columbia Marsico 21st Century Fund	7,925	1,414

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

The Transfer Agent has voluntarily agreed to waive a portion of its fees, for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) will not exceed 0.02% annually for Columbia Convertible Securities Fund, Columbia Large Cap Value Fund and Columbia Marsico 21st Century Fund. The Transfer Agent, at its discretion, may revise or discontinue this arrangement at any time.

An annual minimum account balance fee of $20 may apply on certain accounts with a value below the Funds' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statements of Operations. For the year ended August 31, 2007, these minimum account balance fees reduced total expenses as follows:

Minimum Account Balance Fee
Columbia Convertible Securities Fund	$3,704
Columbia Large Cap Value Fund	38,938
Columbia Mid Cap Value Fund	22,494
Columbia Small Cap Value Fund II	621
Columbia Marsico 21st Century Fund	3,302

For the six months ended August 31, 2007, the annualized effective transfer agent fee rates for the Funds, inclusive of out-of-pocket expenses, sub-transfer agent fees and net of transfer agent fees waived and minimum account balance fees as a percentage of each Fund's average daily net assets, were as follows:

Effective Rate
Columbia Convertible Securities Fund	0.07%
Columbia Large Cap Value Fund	0.06%
Columbia Mid Cap Value Fund	0.10%
Columbia Small Cap Value Fund II	0.06%
Columbia Marsico 21st Century Fund	0.06%

Stock Funds, August 31, 2007 (Unaudited) (continued)

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Funds' shares. For the six months ended August 31, 2007, the Distributor has retained net underwriting discounts and net CDSC fees as follows:

	Front End Sales Charge	CDSC
	Class A	Class A	Class B	Class C
Columbia Convertible Securities Fund	$10,796	$—	$71,854	$2,508
Columbia Large Cap Value Fund	35,621	415	286,732	3,172
Columbia Mid Cap Value Fund	237,288	7,184	138,491	25,308
Columbia Small Cap Value Fund II	26,349	4	3,098	3,840
Columbia Marsico 21st Century Fund	1,006,975	9,920	123,174	137,392

The Trust has adopted shareholder servicing plans ("Servicing Plans") and distribution plans ("Distribution Plans") for the Class B and Class C shares of each Fund and a combined distribution and shareholder servicing plan for Class A shares of each Fund. The Trust has also adopted a distribution plan for Class R shares of Columbia Large Cap Value Fund, Columbia Mid Cap Value Fund, Columbia Small Cap Value Fund II and Columbia Marsico 21st Century Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%
Class R Distribution Plan	0.50%	0.50%

Expense Limits and Fee Waivers

Columbia has contractually agreed to waive fees and/or reimburse expenses through June 30, 2008, so that the expenses incurred by the Funds (exclusive of distribution and service fees) will not exceed the following annual rates, based on each Fund's average daily net assets:

Annual Rate
Columbia Mid Cap Value Fund	1.25%
Columbia Small Cap Value Fund II	1.30%

Columbia and/or the Distributor are entitled to recover from Columbia Mid Cap Value Fund and Columbia Small Cap Value Fund II any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Funds' total operating expenses to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue after June 30, 2008.

At August 31, 2007, no amounts were potentially recoverable pursuant to this agreement.

Effective July 1, 2007, Columbia converted a contractual fee waiver into a reduced contractual advisory fee rate for Columbia Large Cap Value Fund. Prior to July 1, 2007, Columbia had waived fees for Columbia Large Cap Value Fund to the extent necessary to ensure that the combined total of the investment advisory fee and the administration fee as a

Stock Funds, August 31, 2007 (Unaudited) (continued)

percentage of average net assets did not exceed the following annual rates:

Average Daily Net Assets	Annual Rate Limitation
First $500 million	0.77%
Next $500 million	0.72%
Next $5 billion	0.60%
In excess of $6 billion	0.58%

Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses in the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. For the six month period ended August 31, 2007, these credits reduced total expenses as follows:

Custody Credits
Columbia Convertible Securities Fund	$6,683
Columbia Large Cap Value Fund	1,787
Columbia Mid Cap Value Fund	9,828
Columbia Small Cap Value Fund II	5,654
Columbia Marsico 21st Century Fund	8,908

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Funds' Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statements of Assets and Liabilities.

As a result of fund mergers, Columbia Large Cap Value Fund and Columbia Mid Cap Value Fund assumed the assets and liabilities of the deferred compensation plan of the acquired funds. The deferred compensation plan of the acquired funds may be terminated at any time. Any payments to plan participants are paid solely out of the Funds' assets.

Note 5. Portfolio Information

For the six months ended August 31, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Columbia Convertible Securities Fund	$2,045,673	$2,855,956	$339,889,159	$443,470,704
Columbia Large Cap Value Fund	—	—	1,708,113,473	1,904,447,305
Columbia Mid Cap Value Fund	—	—	1,066,191,804	439,879,464
Columbia Small Cap Value Fund II	—	—	421,631,806	170,386,991
Columbia Marsico 21st Century Fund	—	—	5,191,876,219	3,171,589,547

Stock Funds, August 31, 2007 (Unaudited) (continued)

Note 6. Redemption Fees

Columbia Marsico 21st Century Fund assesses a 2.00% redemption fee to shareholders of the Fund who redeem shares held for 60 days or less. The redemption fee is designed to offset brokerage commissions and other costs associated with short term trading of fund shares. The redemption fees, which are retained by the Fund, are accounted for as an addition to paid-in capital and are allocated to each class based on the relative net assets at the time of the redemption. For the year ended August 31, 2007, the redemption fees for the Class A Class B, Class C, Class R, and Class Z shares of the Fund amounted to $557, $30, $140, $2 and $150, respectively.

Note 7. Shares of Beneficial Interest

An unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Class B shares generally convert to Class A shares as follows:

Class B shares purchased:	Will convert to Class A shares after:
– after November 15, 1998	Eight years
– between August 1, 1997 and November 15, 1998
$0 - $249,999	Nine years
$250,000 - $499,999	Six years
$500,000 - $999,999	Five years
– before August 1, 1997	Nine years

As of August 31, 2007, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The number of such accounts and percentage of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia Convertible Securities Fund	1	43.9
Columbia Mid Cap Value Fund	1	19.4
Columbia Small Cap Value Fund II	1	25.4
Columbia Marsico 21st Century Fund	1	6.2

As of August 31, 2007, several of the Funds had shareholders that held greater than 5% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund. The number of such accounts and percentage of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia Mid Cap Value Fund	1	7.3
Columbia Small Cap Value Fund II	3	19.8
Columbia Marsico 21st Century Fund	4	36.3

Note 8. Line of Credit

The Funds and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable

Stock Funds, August 31, 2007 (Unaudited) (continued)

rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statements of Operations.

For the six months ended August 31, 2007, the Funds, with the exception of Columbia Convertible Securities Fund, did not borrow under these arrangements.

The average daily loan balance outstanding by Columbia Convertible Securities Fund during the six months ended August 31, 2007, was $2,000,000 at a weighted average interest rate of 5.8125%.

At August 31, 2007 the Funds did not have any outstanding borrowings.

Note 9. Securities Lending

Each Fund commenced a securities lending program in August 2006 and may lend their securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Funds. Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their right to dispose of the collateral, there may be a potential loss to the Funds. The Funds bear the risk of loss with respect to the investment of collateral.

Note 10. Disclosure of Significant Risks and Contingencies

Foreign Securities

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Stock Funds, August 31, 2007 (Unaudited) (continued)

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

Stock Funds, August 31, 2007 (Unaudited) (continued)

Note 11. Business Combinations and Mergers

On September 16, 2005, Columbia Growth & Income Fund and Columbia Tax Managed Value Fund merged into Nations Value Fund. Nations Value Fund received a tax-free transfer of assets from Columbia Growth & Income Fund and Columbia Tax Managed Value Fund as follows:

	Shares Issued	Net Assets Received	Unrealized Appreciation *
Columbia Growth & Income Fund	132,065,046	$1,793,463,094	$234,814,093
Columbia Tax Managed Value Fund	4,964,410	66,616,098	9,526,362
	Net Assets of Nations Value Fund Prior to Combination	Net Assets of Columbia Growth & Income Fund and Columbia Tax Managed Value Fund Immediately Prior to Combination	Net Assets of Nations Value Fund After Combination
	$1,792,217,194	$1,860,079,193	$3,652,296,387

*  Unrealized appreciation is included in the respective Net Assets Received.

Nations Value Fund was then renamed Columbia Large Cap Value Fund.

On September 23, 2005, Columbia Mid Cap Value Fund merged into Nations MidCap Value Fund. Nations MidCap Value Fund received a tax-free transfer of assets from Columbia Mid Cap Value Fund as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation *
127,643,197	$1,739,617,640	$408,097,833
Net Assets of Nations MidCap Value Fund Prior to Combination	Net Assets of Columbia Mid Cap Value Fund Immediately Prior to Combination	Net Assets of Nations MidCap Value Fund After Combination
$618,343,345	$1,739,617,640	$2,357,960,985

*  Unrealized appreciation is included in the Net Assets Received.

Nations MidCap Value Fund was then renamed Columbia Mid Cap Value Fund.

Board Consideration and Approval of New Investment Sub-Advisory Agreement with Marsico Capital Management, LLC

Columbia Marsico 21st Century Fund

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees of Columbia Funds Series Trust (the "Trust") (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements of the Trust and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will approve any new investment advisory or sub-advisory agreements of the Trust and annually consider renewal of such agreements. The 1940 Act also requires that an advisory agreement (including a sub-advisory agreement) of an investment company provide for automatic termination in the event of its "assignment."

At Board meetings held on August 9-10, 2007, the Board, including the Independent Trustees, unanimously approved a new investment sub-advisory agreement with Marsico Capital Management, LLC ("Marsico) in connection with the anticipated change of control of Marsico (the "Transaction") and automatic termination of the Trust's existing investment sub-advisory agreement with Marsico. Specifically, the Board approved a new investment sub-advisory agreement with Marsico on behalf of Columbia Marsico 21st Century Fund (the "Fund"). The Fund's existing investment sub-advisory agreement with Marsico is referred to as the "Current Sub-Advisory Agreement" and the Fund's new investment sub-advisory agreement with Marsico is referred to as the "New Sub-Advisory Agreement."

The Board, including the Independent Trustees advised by their independent legal counsel and the independent fee consultant appointed pursuant to the NYAG Settlement, considered the factors and reached the conclusions described below relating to the approval of the New Sub-Advisory Agreement. The Board's review and conclusions are based on comprehensive consideration of all information presented to them and not the result of any single controlling factor.

Nature, Extent and Quality of Services. The Board received and considered information that it believed necessary to evaluate the on-going nature, extent and quality of the services provided by Marsico as well as the ability of Marsico to continue to provide those services to the Fund following the closing of the Transaction. Among other information, the Board received and considered Marsico's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about how Marsico's ownership, management, operations and finances would be structured following the Transaction, including that certain debt obligations of the Marsico's parent companies would be collateralized by security interests in Marsico's rights under the advisory and sub-advisory agreements with its clients and in equity interests that the Marsico's parent companies hold in Marsico.

The Board members noted that the Transaction is not expected to result in any significant change to the personnel who manage the Fund or in the manner in which the Fund is managed. In this regard, the Board considered that Marsico's portfolio management team and the research analysts supporting them are generally expected to remain the same after the closing of the Transaction. The Board also evaluated the ability of Marsico to continue to attract and retain qualified investment professionals, including research, advisory and supervisory personnel, following the Transaction. The Board noted Marsico's representations that its new ownership structure would allow it additional flexibility to attract and retain qualified personnel by providing employees the opportunity to obtain equity interests in an indirect parent company of Marsico.

The Board considered the effectiveness of Marsico's policies in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed Marsico's methods for allocating portfolio investment opportunities among the Fund and other clients.

Investment Performance. The Board received and considered the Fund's short-term and long-term investment performance over various periods of time as compared to both relevant indices and peer groups. The Board also noted that overall Marsico was delivering satisfactory performance results consistent with the long-term investment strategies being pursued by the Fund.

Sub-Advisory Fee Rates for the Fund and Other Clients. The Board considered the sub-advisory fee rate payable by Columbia Management Advisors, LLC ("CMA") to Marsico under the New Sub-Advisory Agreement, which the Board noted is the same as the sub-advisory fee rate payable under the Current Sub-Advisory Agreement. The Board also noted Marsico's undertaking not to seek to increase its sub-advisory fee rate for a two-year period following the closing of the Transaction. In addition, the Board received and reviewed information about the services and fee rates payable to Marsico by its other clients, including other registered investment companies sub-advised by Marsico. In this regard, the Board noted that, while there is a range of fee rates charged by Marsico to other sub-advised funds, Marsico's fees are paid by CMA out of CMA's advisory fees, and are not paid directly by the Fund. The Board indicated its intention to continue to monitor the range of fee rates and to take those into account from time to time in connection with its periodic review of contracts, including but not limited to its forthcoming review in October 2007.

Profitability. The Board received and considered information relating to Marsico's current and projected profitability following consummation of the Transaction. The Board noted, among other things, Marsico's statement that it anticipated that key aspects of its financial condition, such as its revenue generation and operating expenses, are not expected to change significantly in the initial years after the completion of the Transaction. The Board also noted Marsico's statement that terms relating to the debt financing for the Transaction allow Marsico to continue to operate its business soundly by using the same percentage of its revenues that it currently does to fund operating expenses and using a percentage of its remaining revenues to pay debt service.

Economies of Scale. The Board did not review specific information regarding whether there have been economies of scale with respect to management of the Fund because it regards that information as less relevant at the sub-adviser level. Rather, it reviews extensive information regarding economies of scale in the context of annually considering the Fund's investment advisory agreements with CMA for re-approval.

Other Benefits to Marsico. The Board received and considered information regarding any "fall-out" or ancillary benefits received by Marsico as a result of its relationship with the Fund. Such benefits could include, among others, benefits attributable to Marsico's relationships with the Fund (such as soft-dollar credits) and benefits potentially derived from an increase in Marsico's business as a result of the relationship with the Fund (such as the ability to market to shareholders other financial products offered by Marsico). The Board concluded that the benefits were not unreasonable.

Conclusion. No single factor was cited as determinative to the decision of the Board. Rather, after considering all of the above-described factors, including information about all material aspects of the Transaction, the Board, including the Independent Trustees, unanimously concluded that the terms of the New Sub-Advisory Agreement are fair and equitable. Accordingly, the Board unanimously approved the New Sub-Advisory Agreement on behalf of the Fund.

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Important Information About This Report – Stock Funds

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Stock Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, charges and expenses for a fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about a fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and product for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 800.345.6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

Stock Funds

Semiannual Report – August 31, 2007

Columbia Management®

PRSRT STD

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©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/135207-0807(10/07) 07/45448

Columbia Management®

International/Global Stock Funds

Semiannual Report – August 31, 2007

■  Columbia Global Value Fund

■  Columbia Multi-Advisor International Equity Fund

■  Columbia Marsico International Opportunities Fund

NOT FDIC INSURED

NOT BANK ISSUED

May Lose Value

No Bank Guarantee

Table of contents

Columbia Global Value Fund	1

Columbia Multi-Advisor International Equity Fund	5

Columbia Marsico International Opportunities Fund	9

Financial Statements	13

Investment Portfolios	14

Statements of Assets and Liabilities	25

Statements of Operations	27

Statements of Changes in Net Assets	28

Financial Highlights	33

Notes to Financial Statements	47

Board Consideration and Approval of New Investment Sub-Advisory Agreement with Marsico Capital Management, LLC	58

Important Information About This Report	61

The views expressed in this report reflects the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

August 31, 2007

Dear Shareholder:

Every six months, you receive a shareholder report for your Columbia Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format.

We know that for many investors the information contained in shareholder reports can seem very technical, so we would like to take this opportunity to walk you through some of the sections in the beginning of your shareholder report, explain their purpose and point out some of the highlights we think you'll find useful. In future reports, we will discuss how to use the financial statements in your shareholder reports.

Performance Information

One of the first sections in your shareholder report is the Performance Information section, which contains several tables that illustrate how your fund has performed over time. These tables can be very useful for evaluating how your fund has performed, though it's important to remember that past performance is not an indicator of future results.

Understanding Your Expenses

This section explains the ongoing costs associated with your Columbia Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your fund.

You can use the information to estimate the expenses you paid over the reporting period. You will need your account balance at the end of the period, which can be found by checking your most recent account statement, logging onto your account at www.columbiafunds.com, calling our service center at 800.345.6611 or contacting your financial advisor. Once you have your balance, the section explains how to calculate your estimated expenses step by step.

Portfolio Manager's Report

The Portfolio Manager's Report is where you will find your portfolio manager's thoughts on what happened during the reporting period. Commentary from your portfolio manager(s) includes a summary of the fund's performance, along with a comparison of the fund's performance versus the relevant peer group and benchmark indices.

The portfolio manager will also discuss market conditions that impacted the fund, as well as the investment strategy during the period. Please note: In semiannual reports, the portfolio manager's comments are included in the Fund Profile section.

Other Information

Every shareholder report includes a page containing "Important Information About This Report," which includes instructions for requesting additional copies of the shareholder report, as well as contact information for the fund's Transfer Agent, Distributor and Investment Advisor.

Annual reports contain additional information, such as an independent registered public accounting firm's report and biographies of the fund's trustees and officers. This information is not included in semiannual reports.

Shareholder reports can be delivered to you electronically through our eDelivery service. Using eDelivery can help your fund save money while at the same time preserving precious natural resources. For even more information about your fund, visit our Web site at www.columbiafunds.com. There you will find prospectuses, shareholder reports and fund fact sheets for the funds in the Columbia Funds family.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Fund Profile – Columbia Global Value Fund

Summary

■  For the six-month period ended August 31, 2007, the fund's Class A shares returned 5.25% without sales charge. The MSCI World Index1 ("the index") returned 5.98% during the same period.

■  Gains for the fund's holdings in the diversified telecommunication services, food products and food & staples retailing industries had a positive influence on returns during the six-month period. Top performers from these industries included Tele Norte Leste Participações (Brazil—diversified telecommunication services), Unilever (Netherlands—food products), and Ahold (Netherlands—food & staples retailing). Other positive contributors included holdings within the pharmaceuticals, semiconductors & semiconductor equipment, and computers & peripherals industries, where positions such as Schering Plough (United States—pharmaceuticals), Intel (United States—semiconductors & semiconductor equipment), and Dell (United States—computers & peripherals) delivered positive results. During the period, certain holdings experienced sharp price declines that weighed on performance. For example, Mitsubishi UFJ Financial Group (Japan—commercial banking), Gannett (United States—media), and Boston Scientific (United States—health care equipment & supplies), were among the period's largest detractors from performance. Declines for positions based in Japan and securities within the communications equipment industry also had an adverse effect upon returns.

From a country perspective, companies based in the Netherlands, the United States, and Brazil tended to generate positive returns. Top performers from these countries included ABN AMRO (Netherlands—commercial banking), Merck (United States—pharmaceuticals), and Brasil Telecom (Brazil—diversified telecommunication services). Holdings based in Germany, Switzerland, and Spain also tended to advance during the period.

■  Although we monitor short-term developments in global equity markets, our investment philosophy focuses on company-by-company analysis. We take a long-term perspective and believe that very little short-term "market news" provides useful information to investors. In all market environments, we search for and hold companies that we believe to be fundamentally sound, whose shares are trading at discounts to our estimates of their fair values. We believe this strategy has the potential to provide patient investors with favorable results.

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows a fund's investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 08/31/2007.

1The Morgan Stanley Capital International (MSCI) World Index tracks the performance of global stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/07

+5.25%

Class A shares (without sales charge)

+5.98%

MSCI World Index

Morningstar Style Box

1

Fund Profile (continued) – Columbia Global Value Fund

Portfolio Management

Brandes Investment Partners, L.P. is the investment sub-advisor to the fund. The following are the six voting members of Brandes' Large Cap Investment Committee who are jointly responsible for making day-to-day investment decisions for the Fund: Glenn Carlson, Brent Woods, Amelia Morris, Keith Colestock, W. James Brown and Brent Fredberg. Chief Executive Officer (CEO) Glenn Carlson has been with Brandes since 1996, serving as Managing Partner from 1996-2002, co-CEO from 2002-2004, and CEO since 2004. Brent Woods has been Managing Director of Investments since 2002, and served as Managing Partner from 1998-2002. Amelia Morris has served as Director of Investments since 2004, and served as a Senior Research Analyst from 1998-2004. Keith Colestock has served as Director of Investments since 2004, and served as a Senior Research Analyst from 2001-2004. W. James Brown has served as Director of Investments since 2004, and served as a Senior Research Analyst from 1996-2004. Brent Fredberg has served as a Senior Research Analyst since 2003, and served as an Analyst from 1999-2003.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Source for all statistical data—Brandes Investment Partners, L.P.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries in which the fund invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

2

Performance Information – Columbia Global Value Fund

Performance of a $10,000 investment 04/16/01 – 08/31/07 ($)

Sales charge	without	with
Class A	19,924	18,779
Class B	18,997	18,997
Class C	19,008	19,008
Class Z	20,255	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Global Value Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Average annual total return as of 08/31/07 (%)

Share class	A		B		C		Z
Inception	04/16/01		04/16/01		04/16/01		04/16/01
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	5.25	–0.80	4.83	–0.11	4.83	3.85	5.36
1-year	17.44	10.72	16.46	11.46	16.55	15.55	17.66
5-year	18.27	16.88	17.38	17.17	17.39	17.39	18.55
Life	11.42	10.39	10.59	10.59	10.60	10.60	11.71

Average annual total return as of 09/30/07 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	5.19	–0.86	4.70	–0.24	4.78	3.79	5.29
1-year	17.26	10.54	16.30	11.30	16.39	15.39	17.56
5-year	23.27	21.83	22.34	22.16	22.35	22.35	23.59
Life	11.67	10.65	10.84	10.84	10.85	10.85	11.97

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any waivers or reimbursement of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio* (%)

Class A	1.56
Class B	2.31
Class C	2.31
Class Z	1.31

*  The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/07 ($)

Class A	13.36
Class B	12.98
Class C	12.99
Class Z	13.46

Distributions declared per share

03/01/07 – 08/31/07 ($)

Class A	0.81
Class B	0.81
Class C	0.81
Class Z	0.83

3

Understanding Your Expenses – Columbia Global Value Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

A minimum account balance fee of $20 that is charged once per year may be assessed if the value of your account falls below the minimum initial investment applicable to you. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/07 – 08/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,052.33	1,017.65	7.69	7.56	1.49
Class B	1,000.00	1,000.00	1,048.16	1,013.88	11.53	11.34	2.24
Class C	1,000.00	1,000.00	1,048.16	1,013.88	11.53	11.34	2.24
Class Z	1,000.00	1,000.00	1,053.44	1,018.90	6.40	6.29	1.24

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Fund Profile – Columbia Multi-Advisor International Equity Fund

Summary

■  For the six-month period that ended August 31, 2007, Columbia Multi-Advisor International Equity Fund Class A shares returned 7.81% without sales charge. The MSCI EAFE Index returned 5.83%.1 The average return of the fund's peer group, the Morningstar Foreign Large Blend Category, was 7.18%.2 In the portion of the fund advised by Causeway Capital Management LLC ("Causeway"), an underweight in Japan and good stock selection made the most positive contribution to performance. Relative to the index, positions in Germany and Hong Kong also benefited return, as did investments in utilities, banking, real estate and energy. In the portion of the fund advised by Marsico Capital Management, LLC ("Marsico"), stocks in the telecommunications, information technology and industrials sectors drove results.

■  Causeway's best-performers included: Rio Tinto PLC, a mining company in the United Kingdom (UK); E.ON AG, a power utility company in Germany, and Bayer AG, a health care and agrochemical company in Germany; China National Offshore Oil Corp. (CNOOC Ltd.), a Hong Kong oil company; and Technip, a French energy company.3 Poor performers included: bank holding company Mitsubishi UFJ Financial Group, Inc. and automotive companies Honda Motor Co., Ltd. and Yamaha Motor Co. Ltd. in Japan; Precision Drilling Trust, an energy company in Canada; and HBOS, a bank holding company in the UK. On an absolute basis, positions in energy, materials and capital goods were top performers. Industries that disappointed included automobiles, retail and media. Relative to the benchmark, technology hardware and materials holdings fell short of expectations, as did positions in Finland, Australia and Ireland.

■  In the Marsico portion of the fund, telecommunications companies China Mobile Ltd. and America Movil SAB de CV in Latin America were leaders. In technology, Research In Motion Ltd. appreciated substantially. Among industrials, Swiss power systems company ABB Ltd. and Japan-based industrial and consumer goods company Marubeni Corp. were notable. Relative to the benchmark, materials stocks did poorly. Certain Japan-based holdings also struggled. Overweights in securities

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows a fund's investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 08/31/2007.

1The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the US and Canada. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

3Holdings are disclosed as a percentage of net assets on August 31, 2007, and are subject to change: Rio Tinto PLC (0.6%), E.ON AG (1.2%), Bayer AG (0.9%), CNOOC Ltd. (0.8%), Technip (1.0%), Mitsubishi UFJ Financial Group, Inc. (0.8%), Honda Motor Co. Ltd. (0.9%), Yamaha Motor Co. Ltd. (0.7%), Precision Drilling Trust (0.4%), HBOS (0.7%), China Mobile Ltd. (2.1%), America Movil SAB de CV (0.7%), Research In Motion Ltd. (1.8%), ABB Ltd. (1.0%) and Marubeni Corp. (0.8%)

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/07

+7.81%

Class A shares (without sales charge)

+5.83%

MSCI EAFE Index

Morningstar Style Box

5

Fund Profile (continued) – Columbia Multi-Advisor International Equity Fund

whose home currencies trade with the U.S. dollar also had a negative impact on performance.

■  Causeway's managers have favored companies in a variety of economically-defensive industries, which they believe could perform well relative to cyclical industries in a global economic slowdown. The Marsico portfolio manager has allocated assets primarily to the consumer discretionary, consumer staples, financials, materials and industrials sectors. The portfolio's largest country weights are in Switzerland, the UK, France and Japan.

Portfolio Management

Columbia Multi-Advisor International Equity Fund is managed by Marsico and Causeway; both are investment sub-advisors to the fund. Each sub-advisor manages approximately one-half of the fund's assets. James G. Gendelman manages Marsico's portion of the fund. He has been with Marsico since May 2000. Sarah Ketterer, Harry Hartford and James Doyle have co-managed Causeway's portion of the fund since May 2004 and have been with the firm since June 2001. Jonathan Eng has co-managed Causeway's portion of the fund since May 2004 and has been with the firm since July 2001. Kevin Durkin has co-managed the fund since January 2006 and has been with Causeway since June 2001.

Sources for all statistical data—Columbia Management Advisors, LLC.

Source for all stock-specific commentary—Marsico Capital Management, LLC and Causeway Capital Management LLC.

Causeway Capital Management LLC and Marsico Capital Management, LLC are co-investment sub-advisors of the fund.

Columbia Management Advisors, LLC ("CMA") has retained Marsico Capital Management, LLC ("MCM") and Causeway Capital Management LLC ("Causeway") to serve as investment sub-advisors to the Fund. As the investment sub-advisors, MCM and Causeway each makes the investment decisions and manages a portion of the fund. MCM and Causeway each is an investment advisor registered with the Securities and Exchange Commission. MCM is an indirect, wholly owned subsidiary of Bank of America Corporation and is under common control with CMA, but is not part of Columbia Management Group, LLC.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries in which the fund invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

6

Performance Information – Columbia Multi-Advisor International Equity Fund

Performance of a $10,000 investment 09/01/97 – 08/31/07 ($)

Sales charge	without	with
Class A	22,049	20,786
Class B	20,182	20,182
Class C	20,460	20,460
Class R	21,952	n/a
Class Z	22,343	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Multi-Advisor International Equity Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Average annual total return as of 08/31/07 (%)

Share class	A		B		C		R	Z
Inception	06/03/92		06/07/93		06/17/92		01/23/06	12/02/91
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	7.81	1.64	7.40	2.40	7.42	6.42	7.63	7.97
1-year	19.08	12.24	18.16	13.16	18.22	17.22	18.75	19.34
5-year	18.09	16.70	17.05	16.83	17.40	17.40	17.99	18.22
10-year	8.23	7.59	7.27	7.27	7.42	7.42	8.18	8.37

Average annual total return as of 09/30/07 (%)

Share class	A		B		C		R	Z
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	12.42	5.97	11.97	6.97	11.97	10.97	12.19	12.52
1-year	26.26	19.00	25.27	20.27	25.26	24.26	25.86	26.51
5-year	22.15	20.70	21.17	20.98	21.51	21.51	22.03	22.36
10-year	8.48	7.84	7.52	7.52	7.68	7.68	8.43	8.63

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any waivers or reimbursement of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class R shares and Class Z shares are each sold only at net asset value (NAV), and have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on difference in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Class R shares commenced operations on January 23, 2006 and have no performance prior to that date. Performance prior to January 23, 2006 is that of Class A shares at NAV, which reflect Rule 12b-1 fees of 0.25%. If Class R fees and expenses were included, performance would be lower.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio* (%)

Class A	1.20
Class B	1.95
Class C	1.95
Class R	1.45
Class Z	0.95

*  The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/07 ($)

Class A	17.83
Class B	16.44
Class C	16.26
Class R	17.80
Class Z	18.04

Distributions declared per share

03/01/07 – 08/31/07 ($)

Class A	0.63
Class B	0.63
Class C	0.63
Class R	0.63
Class Z	0.63

7

Understanding Your Expenses – Columbia Multi-Advisor International Equity Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

A minimum account balance fee of $20 that is charged once per year may be assessed if the value of your account falls below the minimum initial investment applicable to you. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/07 – 08/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,077.87	1,019.56	5.80	5.63	1.11
Class B	1,000.00	1,000.00	1,073.80	1,015.79	9.70	9.42	1.86
Class C	1,000.00	1,000.00	1,074.00	1,015.79	9.70	9.42	1.86
Class R	1,000.00	1,000.00	1,076.11	1,018.45	6.94	6.75	1.33
Class Z	1,000.00	1,000.00	1,080.09	1,020.81	4.50	4.37	0.86

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

8

Fund Profile – Columbia Marsico International Opportunities Fund

Summary

■  For the six-month period that ended August 31, 2007, Columbia Marsico International Opportunities Fund Class A shares returned 9.46% without sales charge. That was higher than the 5.83% return of the fund's benchmark, the MSCI EAFE Index,1 and the 8.30% average return its peer group, the Morningstar Foreign Large Growth Category.2 Stock selection in the telecommunications, information technology and industrials sectors were the primary contributors to the fund's above-average return.

■  Within telecommunications, wireless operators in China, including China Mobile Ltd., and in Latin America, including America Movil SAB de CV, each posted strong gains for the period (4.1% and 1.5% of net assets, respectively). In the technology sector, Research in Motion Ltd. (3.5% of net assets), whose products include the BlackBerry wireless device, appreciated by more than 70%. The fund's industrials positions collectively gained almost 20%. Swiss power systems company ABB Ltd. and Japan-based industrial and consumer goods company Marubeni Corp. were among the fund's strongest performers for the period (1.9% and 1.5% of net assets, respectively).

■  By contrast, the fund's results were hampered by stock selection in the materials sector. Although the fund's materials positions posted a return of nearly 13%, that fell short of the index return for the sector, which was more than 18%. In addition, certain Japan-based positions struggled, including Chugai Pharmaceutical Co. Ltd., Mitsui Trust Holdings, Inc. and Toyota Motor Corp. (1.1%, 1.1% and 1.0% of net assets, respectively). Currency-related factors also had a negative impact on performance.

■  At the end of the period, the fund's primary economic sector allocations included consumer discretionary, financials, material, industrials and consumer staples. The fund's most significant country weights were Switzerland, the US, the UK, France and Japan. Country-level weights are generally a residual of the fund's bottom-up stock selection process rather than a major, proactive facet of its investment strategy.

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows a fund's investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 08/31/2007.

1The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the US and Canada. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/07

+9.46%

Class A shares (without sales charge)

+5.83%

MSCI EAFE Index

Morningstar Style Box

9

Fund Profile (continued) – Columbia Marsico International Opportunities Fund

Portfolio Management

James G. Gendelman has managed the fund since August 2000. He is with Marsico Capital Management, LLC, investment sub-advisor to the fund.

Source for all statistical data—Columbia Management Advisors, LLC.

Source for all stock-specific commentary—Marsico Capital Management, LLC.

Columbia Management Advisors, LLC ("CMA") has retained Marsico Capital Management, LLC ("MCM") to serve as investment sub-advisor to the Fund. As the investment sub-advisor, MCM makes the investment decisions and manages the fund. MCM is an investment advisor registered with the Securities and Exchange Commission. MCM is an indirect, wholly owned subsidiary of Bank of America Corporation and is under common control with CMA, but is not part of Columbia Management Group, LLC.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries in which the fund invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

10

Performance Information – Columbia Marsico International Opportunities Fund

Performance of a $10,000 investment 08/01/00 – 08/31/07 ($)

Sales charge	without	with
Class A	19,199	18,095
Class B	18,200	18,200
Class C	18,212	18,212
Class R	19,130	n/a
Class Z	19,544	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Marsico International Opportunities Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Average annual total return as of 08/31/07 (%)

Share class	A		B		C		R	Z
Inception	08/01/00		08/01/00		08/01/00		01/23/06	08/01/00
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	9.46	3.14	9.03	4.03	9.02	8.02	9.33	9.55
1-year	21.09	14.16	20.13	15.13	20.12	19.12	20.73	21.32
5-year	20.27	18.84	19.37	19.17	19.38	19.38	20.18	20.57
Life	9.64	8.73	8.82	8.82	8.83	8.83	9.59	9.92

Average annual total return as of 09/30/07 (%)

Share class	A		B		C		R	Z
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	18.00	11.19	17.63	12.63	17.62	16.62	17.89	18.17
1-year	32.00	24.44	30.97	25.97	31.04	30.04	31.66	32.24
5-year	24.33	22.89	23.43	23.25	23.40	23.40	24.24	24.65
Life	11.02	10.11	10.19	10.19	10.20	10.20	10.96	11.30

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any waivers or reimbursement of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class R shares and Class Z shares are each sold only at net asset value (NAV), and have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on difference in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Class R shares commenced operations on January 23, 2006 and have no performance prior to that date. Performance prior to January 23, 2006 is that of Class A shares at NAV, which reflect Rule 12b-1 fees of 0.25%. If Class R fees and expenses were included, performance would be lower.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio* (%)

Class A	1.44
Class B	2.19
Class C	2.19
Class R	1.69
Class Z	1.19

*  The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/07 ($)

Class A	15.79
Class B	15.05
Class C	15.06
Class R	15.76
Class Z	16.01

Distributions declared per share

03/01/07 – 08/31/07 ($)

Class A	0.46
Class B	0.46
Class C	0.46
Class R	0.46
Class Z	0.46

11

Understanding Your Expenses – Columbia Marsico International Opportunities Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

A minimum account balance fee of $20 that is charged once per year may be assessed if the value of your account falls below the minimum initial investment applicable to you. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/07 – 08/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,047.56	1,018.35	6.95	6.85	1.35
Class B	1,000.00	1,000.00	1,045.40	1,014.58	10.80	10.63	2.10
Class C	1,000.00	1,000.00	1,045.35	1,014.58	10.80	10.63	2.10
Class R	1,000.00	1,000.00	1,046.90	1,017.09	8.23	8.11	1.60
Class Z	1,000.00	1,000.00	1,048.01	1,019.61	5.66	5.58	1.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

12

Financial Statements – Columbia International/Global Stock Funds
August 31, 2007 (Unaudited)

A guide to understanding your fund's financial statements

Investment Portfolio	The investment portfolio details all of the fund's holdings and their values as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. This statement also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. This statement also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

13

Investment Portfolio – Columbia Global Value Fund, August 31, 2007 (Unaudited)

Common Stocks – 97.9%

	Shares	Value ($)
Consumer Discretionary – 10.4%
Automobiles – 5.4%
Ford Motor Co. (a)(b)	1,190,800	9,300,148
General Motors Corp. (b)	309,400	9,510,956
Automobiles Total		18,811,104
Leisure Equipment & Products – 1.6%
Eastman Kodak Co. (b)	212,290	5,661,775
Leisure Equipment & Products Total		5,661,775
Media – 2.0%
Gannett Co., Inc.	148,400	6,974,800
Media Total		6,974,800
Multiline Retail – 1.4%
Marks & Spencer Group PLC	404,019	5,091,273
Multiline Retail Total		5,091,273
Consumer Discretionary Total		36,538,952
Consumer Staples – 14.2%
Food & Staples Retailing – 6.3%
Carrefour SA (b)	18,500	1,294,607
Koninklijke Ahold NV (a)	457,360	6,105,776
Safeway, Inc. (b)	214,600	6,809,258
SUPERVALU, Inc.	23,186	977,290
Wm. Morrison Supermarkets PLC	1,179,232	6,805,959
Food & Staples Retailing Total		21,992,890
Food Products – 6.4%
Kraft Foods, Inc., Class A	52,247	1,675,039
Nestle SA, Registered Shares	16,390	7,124,613
Sara Lee Corp.	135,760	2,256,331
Unilever NV	373,300	11,406,276
Food Products Total		22,462,259
Tobacco – 1.5%
Altria Group, Inc.	75,500	5,240,455
Tobacco Total		5,240,455
Consumer Staples Total		49,695,604
Financials – 13.7%
Commercial Banks – 7.9%
ABN AMRO Holding NV	73,249	3,405,608
Fifth Third Bancorp	178,725	6,378,695
Intesa Sanpaolo SpA	890,178	6,705,924
Mitsubishi UFJ Financial Group, Inc. (b)	853	8,177,131
Mizuho Financial Group, Inc. (b)	473	2,994,291
Commercial Banks Total		27,661,649

	Shares	Value ($)
Insurance – 3.7%
Aegon NV	292,051	5,327,162
Millea Holdings, Inc., Tokyo (b)	148,000	5,726,228
Mitsui Sumitomo Insurance Co., Ltd. (b)	156,000	1,759,530
Insurance Total		12,812,920
Thrifts & Mortgage Finance – 2.1%
Countrywide Financial Corp. (b)	249,062	4,943,881
Washington Mutual, Inc.	70,900	2,603,448
Thrifts & Mortgage Finance Total		7,547,329
Financials Total		48,021,898
Health Care – 18.7%
Biotechnology – 1.5%
Amgen, Inc. (a)	103,400	5,181,374
Biotechnology Total		5,181,374
Health Care Equipment & Supplies – 2.0%
Boston Scientific Corp. (a)	538,536	6,909,417
Health Care Equipment & Supplies Total		6,909,417
Health Care Providers & Services – 0.4%
Tenet Healthcare Corp. (a)(b)	413,200	1,400,748
Health Care Providers & Services Total		1,400,748
Pharmaceuticals – 14.8%
AstraZeneca PLC	81,532	4,019,310
Bristol-Myers Squibb Co.	260,092	7,581,682
Daiichi Sankyo Co., Ltd. (b)	160,600	4,382,900
GlaxoSmithKline PLC	363,453	9,489,922
Johnson & Johnson	90,980	5,621,654
Merck & Co., Inc.	51,300	2,573,721
Pfizer, Inc.	318,100	7,901,604
Sanofi-Aventis (b)	76,249	6,223,899
Wyeth	91,600	4,241,080
Pharmaceuticals Total		52,035,772
Health Care Total		65,527,311
Industrials – 0.1%
Commercial Services & Supplies – 0.1%
Contax Participacoes SA, ADR	342,100	451,914
Commercial Services & Supplies Total		451,914
Industrials Total		451,914

See Accompanying Notes to Financial Statements.
14

Columbia Global Value Fund, August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Information Technology – 19.2%
Communications Equipment – 4.2%
Alcatel-Lucent	697,000	7,624,387
Alcatel-Lucent, ADR	385,102	4,216,867
Motorola, Inc.	93,600	1,586,520
Nortel Networks Corp. (a)	73,780	1,288,936
Communications Equipment Total		14,716,710
Computers & Peripherals – 3.0%
Dell, Inc. (a)	282,980	7,994,185
International Business Machines Corp.	22,800	2,660,532
Computers & Peripherals Total		10,654,717
Electronic Equipment & Instruments – 3.0%
FUJIFILM Holdings Corp.	85,000	3,699,801
Hitachi Ltd. (b)	1,024,000	6,615,010
Electronic Equipment & Instruments Total		10,314,811
IT Services – 0.4%
Unisys Corp. (a)(b)	201,500	1,485,055
IT Services Total		1,485,055
Office Electronics – 1.7%
Xerox Corp. (a)	348,600	5,971,518
Office Electronics Total		5,971,518
Semiconductors & Semiconductor Equipment – 6.4%
Intel Corp.	333,850	8,596,638
Micron Technology, Inc. (a)	464,600	5,319,670
Samsung Electronics Co., Ltd.	6,800	4,283,065
STMicroelectronics NV (b)	244,800	4,261,857
Semiconductors & Semiconductor Equipment Total		22,461,230
Software – 0.5%
Microsoft Corp.	54,600	1,568,658
Software Total		1,568,658
Information Technology Total		67,172,699
Materials – 1.2%
Chemicals – 1.2%
Akzo Nobel NV	54,700	4,304,734
Chemicals Total		4,304,734
Materials Total		4,304,734
Telecommunication Services – 20.4%
Diversified Telecommunication Services – 20.4%
AT&T, Inc.	193,815	7,727,404
Brasil Telecom Participacoes SA, ADR	49,700	3,552,556

	Shares	Value ($)
Deutsche Telekom AG, Registered Shares (b)	558,803	10,383,164
KT Corp.	22,790	1,082,057
KT Corp., ADR	272,820	6,498,572
Nippon Telegraph & Telephone Corp.	2,036	9,459,953
Tele Norte Leste Participacoes SA, ADR	342,100	7,556,989
Telecom Italia S.p.A. (b)	2,536,893	7,196,872
Telecom Italia, Savings Shares	565,300	1,266,781
Telefonica SA	288,374	7,157,496
Telefonos de Mexico SA de CV, ADR, Class L	154,700	5,467,098
Verizon Communications, Inc.	92,800	3,886,464
Diversified Telecommunication Services Total		71,235,406
Telecommunication Services Total		71,235,406
Total Common Stocks (Cost of $273,527,714)		342,948,518
Corporate Fixed-Income Bonds & Notes – 0.4%
	Par ($)
Technology – 0.4%
Semiconductors – 0.4%
Micron Technology, Inc. 1.875% 06/01/14	1,356,000	1,315,320
Semiconductors Total		1,315,320
Technology Total		1,315,320
Total Corporate Fixed-Income Bonds & Notes (Cost of $1,356,000)		1,315,320
	Shares
Securities Lending Collateral – 17.7%
State Street Navigator Securities Lending Prime Portfolio (c) (7 day yield of 5.29%)	62,052,119	62,052,119
Total Securities Lending Collateral (Cost of $62,052,119)		62,052,119

See Accompanying Notes to Financial Statements.
15

Columbia Global Value Fund, August 31, 2007 (Unaudited)

Short-Term Obligation – 1.8%

	Par ($)	Value ($)
Repurchase Agreement – 1.8%
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/07, due on 09/04/07, at 5.110%, collateralized by a U.S. Government Agency Obligation maturing 12/09/16, market value of $6,354,469 (repurchase proceeds $6,229,535)	6,226,000	6,226,000
Total Short-Term Obligation (Cost of $6,226,000)		6,226,000
Total Investments – 117.8% (Cost of $343,161,833) (d)		412,541,957
Other Assets & Liabilities, Net – (17.8)%		(62,272,652)
Net Assets – 100.0%		$350,269,305

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at August 31, 2007. The total market value of securities on loan at August 31, 2007 is $59,936,040.

(c)  Investment made with cash collateral received from securities lending activity.

(d)  Cost for federal income tax purposes is $343,161,833.

The Fund was invested in the following countries at
August 31, 2007:

Summary of Securities by Country	Value ($)	% of Total Investments
United States*	220,133,438	53.4%
Japan	42,814,846	10.4
Netherlands	34,811,412	8.4
United Kingdom	25,406,464	6.2
France	19,359,760	4.7
Italy	15,169,576	3.7
South Korea	11,863,695	2.9
Brazil	11,561,459	2.8
Germany	10,383,164	2.5
Spain	7,157,495	1.7
Switzerland	7,124,613	1.7
Mexico	5,467,098	1.3
Canada	1,288,937	0.3
	$412,541,957	100.0%

*  Includes short-term obligation and securities lending collateral.

  Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
16

Investment Portfolio – Columbia Multi-Advisor International Equity Fund, August 31, 2007 (Unaudited)

Common Stocks – 95.1%

	Shares	Value ($)
Consumer Discretionary – 18.5%
Auto Components – 1.9%
Continental AG	384,695	49,999,659
Auto Components Total		49,999,659
Automobiles – 3.2%
Bayerische Motoren Werke (BMW) AG	90,188	5,483,177
DaimlerChrysler AG, Registered Shares	232,207	20,617,987
Honda Motor Co., Ltd.	741,200	24,452,751
Toyota Motor Corp.	217,300	12,686,311
Yamaha Motor Co. Ltd.	743,600	19,587,011
Automobiles Total		82,827,237
Hotels, Restaurants & Leisure – 4.0%
Accor SA	489,909	42,051,501
Compass Group PLC	2,001,713	13,116,857
Las Vegas Sands Corp. (a)	244,654	24,392,004
Melco PBL Entertainment Macau Ltd., ADR (a)	1,045,409	13,621,679
Shangri-La Asia Ltd.	5,169,918	12,358,502
Hotels, Restaurants & Leisure Total		105,540,543
Household Durables – 1.8%
Gafisa SA	746,597	9,018,526
Haseko Corp. (a)	5,008,001	13,494,225
Koninklijke Philips Electronics NV	624,761	24,621,752
Household Durables Total		47,134,503
Leisure Equipment & Products – 0.4%
Sankyo Co., Ltd.	251,500	10,382,330
Leisure Equipment & Products Total		10,382,330
Media – 4.9%
British Sky Broadcasting Group PLC	3,030,312	41,272,169
Grupo Televisa SA, ADR	1,263,986	32,939,475
JC Decaux SA	646,938	19,723,290
Publicis Groupe	460,797	19,911,291
Reed Elsevier NV	884,799	15,958,395
Media Total		129,804,620
Specialty Retail – 1.9%
Esprit Holdings Ltd.	1,383,500	20,137,766
Kingfisher PLC	3,352,387	14,093,044
Yamada Denki Co., Ltd.	148,660	14,918,639
Specialty Retail Total		49,149,449
Textiles, Apparel & Luxury Goods – 0.4%
Yue Yuen Industrial Holdings Ltd. (b)	3,201,333	9,647,949
Textiles, Apparel & Luxury Goods Total		9,647,949
Consumer Discretionary Total		484,486,290

	Shares	Value ($)
Consumer Staples – 8.1%
Beverages – 0.8%
Heineken NV	334,157	21,157,936
Beverages Total		21,157,936
Food & Staples Retailing – 2.0%
Tesco PLC	6,157,859	52,767,104
Food & Staples Retailing Total		52,767,104
Food Products – 3.1%
Nestle SA, Registered Shares	67,494	29,339,149
Tate & Lyle PLC	1,511,006	17,197,872
Unilever NV	422,296	12,903,361
Unilever PLC	652,899	20,575,461
Food Products Total		80,015,843
Household Products – 0.6%
Reckitt Benckiser PLC	305,473	16,623,417
Household Products Total		16,623,417
Tobacco – 1.6%
British American Tobacco PLC	1,248,338	41,404,037
Tobacco Total		41,404,037
Consumer Staples Total		211,968,337
Energy – 7.2%
Energy Equipment & Services – 3.4%
Aker Kvaerner ASA	519,150	13,045,424
Cie Generale de Geophysique-Veritas (a)	26,760	6,844,928
Precision Drilling Trust	562,419	10,934,150
Schlumberger Ltd.	339,696	32,780,664
Technip SA	330,541	26,381,862
Energy Equipment & Services Total		89,987,028
Oil, Gas & Consumable Fuels – 3.8%
BP PLC	1,911,054	21,481,392
CNOOC Ltd.	17,964,600	21,955,671
Petroleo Brasileiro SA, ADR	508,446	31,442,301
Royal Dutch Shell PLC, Class A	152,763	5,922,563
Royal Dutch Shell PLC, Class B	447,436	17,447,451
Oil, Gas & Consumable Fuels Total		98,249,378
Energy Total		188,236,406
Financials – 17.3%
Capital Markets – 2.6%
Credit Suisse Group, Registered Shares	285,001	18,612,647
Julius Baer Holding AG	306,425	20,277,939

See Accompanying Notes to Financial Statements.
17

Columbia Multi-Advisor International Equity Fund, August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Macquarie Bank Ltd.	263,998	15,837,866
Man Group PLC	1,304,063	12,975,686
Capital Markets Total		67,704,138
Commercial Banks – 9.1%
Allied Irish Banks PLC	628,639	16,022,553
BNP Paribas	203,986	21,513,454
Erste Bank der Oesterreichischen Sparkassen AG	176,262	12,771,600
HBOS PLC	1,037,823	18,393,177
HSBC Holdings PLC	1,175,508	21,075,070
ICICI Bank Ltd., ADR	413,112	18,362,828
Mitsubishi UFJ Financial Group, Inc.	2,188	20,974,868
Mitsui Trust Holdings, Inc.	1,807,000	15,075,240
Royal Bank of Scotland Group PLC	1,878,986	21,764,975
Shinhan Financial Group Co., Ltd.	257,478	15,696,197
Uniao de Bancos Brasileiros SA, GDR	367,375	40,991,702
UniCredito Italiano SpA	1,803,182	15,450,652
Commercial Banks Total		238,092,316
Diversified Financial Services – 0.9%
ING Groep NV	588,670	23,672,540
Diversified Financial Services Total		23,672,540
Insurance – 3.3%
Aviva PLC	1,374,485	19,634,708
AXA SA	588,922	23,594,426
Manulife Financial Corp.	506,960	19,635,099
Zurich Financial Services AG	83,071	23,758,622
Insurance Total		86,622,855
Real Estate Management & Development – 1.4%
CapitaLand Ltd.	4,397,000	21,345,360
Henderson Land Development Co., Ltd.	1,550,000	10,833,392
JHSF Participacoes SA (a)	1,229,700	6,016,881
Real Estate Management & Development Total		38,195,633
Financials Total		454,287,482
Health Care – 6.8%
Biotechnology – 1.3%
Actelion Ltd., Registered Shares (a)	301,901	16,732,043
CSL Ltd.	198,669	15,967,380
Biotechnology Total		32,699,423
Pharmaceuticals – 5.5%
Astellas Pharma, Inc.	442,200	20,507,937
Chugai Pharmaceutical Co., Ltd.	777,800	13,972,053
GlaxoSmithKline PLC	738,190	19,274,473

	Shares	Value ($)
Novartis AG, Registered Shares	345,434	18,216,078
Roche Holding AG, Genusschein Shares	151,255	26,274,754
Sanofi-Aventis (b)	342,483	27,955,511
Takeda Pharmaceutical Co., Ltd.	277,200	18,960,394
Pharmaceuticals Total		145,161,200
Health Care Total		177,860,623
Industrials – 11.3%
Aerospace & Defense – 1.7%
BAE Systems PLC	3,931,556	36,642,574
MTU Aero Engines Holding AG	113,935	7,249,760
Aerospace & Defense Total		43,892,334
Air Freight & Logistics – 1.6%
Deutsche Post AG, Registered Shares	793,439	23,054,781
TNT NV	470,591	19,872,931
Air Freight & Logistics Total		42,927,712
Airlines – 0.7%
British Airways PLC (a)	1,674,359	14,322,374
Gol Linhas Aereas Inteligentes SA, ADR	227,605	4,991,378
Airlines Total		19,313,752
Building Products – 0.9%
Cie de Saint-Gobain	97,622	10,620,222
Daikin Industries Ltd.	314,588	14,127,797
Building Products Total		24,748,019
Construction & Engineering – 0.9%
Vinci SA	332,731	23,678,438
Construction & Engineering Total		23,678,438
Electrical Equipment – 1.4%
ABB Ltd., Registered Shares	1,018,385	25,019,468
Alstom	59,052	10,672,445
Electrical Equipment Total		35,691,913
Industrial Conglomerates – 1.4%
Siemens AG, Registered Shares	291,376	36,592,679
Industrial Conglomerates Total		36,592,679
Machinery – 0.2%
GEA Group AG (a)	131,558	4,247,391
Machinery Total		4,247,391
Marine – 0.7%
Kuehne & Nagel International AG	67,472	6,318,000
Stolt-Nielsen SA	340,164	10,852,481
Marine Total		17,170,481

See Accompanying Notes to Financial Statements.
18

Columbia Multi-Advisor International Equity Fund, August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Road & Rail – 0.2%
All America Latina Logistica SA	475,647	5,503,153
Road & Rail Total		5,503,153
Trading Companies & Distributors – 0.8%
Marubeni Corp.	2,538,000	20,713,447
Trading Companies & Distributors Total		20,713,447
Transportation Infrastructure – 0.8%
China Merchants Holdings International Co., Ltd.	2,697,000	14,094,343
Macquarie Infrastructure Group	2,334,675	6,305,687
Transportation Infrastructure Total		20,400,030
Industrials Total		294,879,349
Information Technology – 6.8%
Communications Equipment – 2.9%
Research In Motion Ltd. (a)	548,256	46,826,545
Telefonaktiebolaget LM Ericsson, Class B	7,864,000	29,185,251
Communications Equipment Total		76,011,796
Computers & Peripherals – 0.3%
FUJITSU Ltd.	1,017,000	6,947,465
Computers & Peripherals Total		6,947,465
Electronic Equipment & Instruments – 0.4%
Celestica, Inc. (a)	548,120	3,264,844
Hon Hai Precision Industry Co., Ltd.	904,000	6,711,515
Electronic Equipment & Instruments Total		9,976,359
IT Services – 0.2%
Redecard SA (a)	348,900	5,334,862
IT Services Total		5,334,862
Semiconductors & Semiconductor Equipment – 1.7%
Samsung Electronics Co., Ltd.	71,948	45,317,348
Semiconductors & Semiconductor Equipment Total		45,317,348
Software – 1.3%
Amdocs Ltd. (a)	197,022	6,954,877
Nintendo Co., Ltd.	61,500	28,521,893
Software Total		35,476,770
Information Technology Total		179,064,600
Materials – 8.4%
Chemicals – 3.5%
Bayer AG	288,933	22,797,242
Johnson Matthey PLC	196,876	6,371,071

	Shares	Value ($)
Linde AG	70,876	8,317,850
Lonza Group AG, Registered Shares	233,651	22,903,171
Potash Corp. of Saskatchewan, Inc.	239,959	21,250,769
Syngenta AG, Registered Shares	59,971	11,216,348
Chemicals Total		92,856,451
Construction Materials – 2.8%
CRH PLC	566,026	24,311,791
Holcim Ltd., Registered Shares	445,477	48,125,814
Construction Materials Total		72,437,605
Containers & Packaging – 0.5%
Smurfit Kappa Group PLC (a)(b)	589,902	12,945,893
Containers & Packaging Total		12,945,893
Metals & Mining – 1.1%
Arcelor Mittal	211,421	13,905,032
Rio Tinto PLC	215,991	14,937,378
Metals & Mining Total		28,842,410
Paper & Forest Products – 0.5%
UPM-Kymmene Oyj	540,189	12,237,553
Paper & Forest Products Total		12,237,553
Materials Total		219,319,912
Telecommunication Services – 6.9%
Diversified Telecommunication Services – 2.8%
France Telecom SA (b)	965,881	29,131,164
Telefonica SA	1,325,639	32,902,603
Telenor ASA (a)	671,104	12,374,453
Diversified Telecommunication Services Total		74,408,220
Wireless Telecommunication Services – 4.1%
America Movil SAB de CV, ADR, Series L	322,017	19,469,148
China Mobile Ltd.	4,015,000	54,682,244
LG Telecom Ltd. (a)	1,079,634	10,988,495
Vodafone Group PLC	6,948,716	22,388,548
Wireless Telecommunication Services Total		107,528,435
Telecommunication Services Total		181,936,655
Utilities – 3.8%
Electric Utilities – 2.3%
E.ON AG	190,942	32,032,622
Electricite de France	291,076	29,389,921
Electric Utilities Total		61,422,543
Gas Utilities – 0.2%
Enagas SA	272,194	6,192,295
Gas Utilities Total		6,192,295

See Accompanying Notes to Financial Statements.
19

Columbia Multi-Advisor International Equity Fund, August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Multi-Utilities – 1.3%
Veolia Environnement	426,723	32,715,740
Multi-Utilities Total		32,715,740
Utilities Total		100,330,578
Total Common Stocks (Cost of $2,007,986,884)		2,492,370,232
Rights – 0.0%
Consumer Discretionary – 0.0%
Hotels, Restaurants & Leisure – 0.0%
Shangri-La Asia Ltd. Rights expire 09/05/2007 (a)(c)	–	–	(d)
Hotels, Restaurants & Leisure Total		–
Consumer Discretionary Total		–
Total Rights (Cost of $-)		–
Short-Term Obligations – 3.6%
	Par ($)
U.S. Government Agency Obligation – 0.9%
Federal Home Loan Bank Discount Notes 4.260% 09/04/07	24,200,000	24,191,530
U.S. Government Agency Obligation Total		24,191,530
U.S. Government Obligations – 1.1%
United States Treasury Bill
4.730% 01/31/08	3,623,000	3,565,636
4.750% 01/10/08	8,822,000	8,704,826
4.800% 01/03/08	5,181,000	5,117,648
4.810% 09/20/07	7,916,000	7,903,675
4.850% 02/07/08	3,442,000	3,384,232
U.S. Government Obligations Total		28,676,017

	Par ($)	Value ($)
Repurchase Agreement – 1.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/07, due 09/04/07 at 5.110%, collateralized by U.S. Government Agency Obligations with various maturities to 03/29/19, market value of $42,941,638 (repurchase proceeds $42,122,903)	42,099,000	42,099,000
Total Short-Term Obligations (Cost of $94,966,547)		94,966,547
Total Investments – 98.7% (Cost of $2,102,953,431) (e)		2,587,336,779
Other Assets & Liabilities, Net – 1.3%		34,342,667
Net Assets – 100.0%		$2,621,679,446

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers. As of August 31, 2007, these securities, which are not illiquid, amounted to $79,680,517, which represents 3.0% of net assets.

(c)  Rounds to less than 1 share.

(d)  Rounds to less than $1.

(e)  Cost for federal income tax purposes is $2,102,953,431.

The Fund was invested in the following countries at
August 31, 2007:

Summary of Securities by Country	Value ($)	% of Total Investments
United Kingdom	469,681,401	18.1%
France	324,184,194	12.5
United States*	281,177,063	10.9
Switzerland	266,794,033	10.3
Japan	255,322,360	9.9
Germany	210,393,149	8.1
Netherlands	164,872,611	6.4
Canada	101,911,406	3.9
Hong Kong	101,565,650	3.9
Korea	72,002,040	2.8
Ireland	53,280,237	2.1
Bermuda	42,144,216	1.6
Australia	38,110,933	1.5
Spain	39,094,898	1.5
Sweden	29,185,251	1.1
Brazil	25,873,423	1.0
Norway	25,419,877	1.0
Singapore	21,345,360	0.8
Italy	15,450,652	0.6
Austria	12,771,600	0.5
Finland	12,237,553	0.5
Luxembourg	10,852,480	0.4
Guernsey	6,954,877	0.3
Taiwan	6,711,515	0.3
	$2,587,336,779	100.0%

*  Includes short-term obligations

  Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym	Name
ADR	American Depositary Receipt

GDR	Global Depositary Receipt

See Accompanying Notes to Financial Statements.
20

Investment Portfolio – Columbia Marsico International Opportunities Fund, August 31, 2007 (Unaudited)

Common Stocks – 94.9%

	Shares	Value ($)
Consumer Discretionary – 22.3%
Auto Components – 3.7%
Continental AG	916,445	119,112,382
Auto Components Total		119,112,382
Automobiles – 2.5%
DaimlerChrysler AG, RegisteredShares	552,277	49,037,455
Toyota Motor Corp.	517,800	30,229,968
Automobiles Total		79,267,423
Hotels, Restaurants & Leisure – 5.7%
Accor SA	700,743	60,148,507
Las Vegas Sands Corp. (a)	583,397	58,164,681
Melco PBL Entertainment Macau Ltd., ADR (a)	2,488,712	32,427,917
Shangri-La Asia Ltd.	12,342,665	29,504,694
Hotels, Restaurants & Leisure Total		180,245,799
Household Durables – 0.7%
Gafisa SA	1,777,268	21,468,528
Household Durables Total		21,468,528
Media – 7.1%
British Sky Broadcasting Group PLC	7,246,288	98,692,815
Grupo Televisa SA, ADR	3,010,642	78,457,331
JC Decaux SA	1,548,983	47,224,062
Media Total		224,374,208
Specialty Retail – 2.6%
Esprit Holdings Ltd.	3,290,500	47,895,424
Yamada Denki Co., Ltd.	354,530	35,578,535
Specialty Retail Total		83,473,959
Consumer Discretionary Total		707,942,299
Consumer Staples – 9.0%
Beverages – 1.6%
Heineken NV	795,021	50,338,622
Beverages Total		50,338,622
Food & Staples Retailing – 4.0%
Tesco PLC	14,645,736	125,500,288
Food & Staples Retailing Total		125,500,288
Food Products – 2.2%
Nestle SA, Registered Shares	160,828	69,910,757
Food Products Total		69,910,757
Household Products – 1.2%
Reckitt Benckiser PLC	727,211	39,573,815
Household Products Total		39,573,815
Consumer Staples Total		285,323,482

	Shares	Value ($)
Energy – 7.0%
Energy Equipment & Services – 3.0%
Cie Generale de Geophysique-Veritas (a)	63,643	16,279,215
Schlumberger Ltd.	808,483	78,018,610
Energy Equipment & Services Total		94,297,825
Oil, Gas & Consumable Fuels – 4.0%
CNOOC Ltd.	42,776,300	52,279,615
Petroleo Brasileiro SA, ADR	1,211,547	74,922,066
Oil, Gas & Consumable Fuels Total		127,201,681
Energy Total		221,499,506
Financials – 12.3%
Capital Markets – 3.7%
Julius Baer Holding AG	729,598	48,281,777
Macquarie Bank Ltd.	629,586	37,770,357
Man Group PLC	3,101,561	30,861,148
Capital Markets Total		116,913,282
Commercial Banks – 6.6%
Erste Bank der Oesterreichischen Sparkassen AG	423,179	30,662,722
ICICI Bank Ltd., ADR	983,457	43,714,664
Mitsui Trust Holdings, Inc.	4,320,000	36,040,418
Uniao de Bancos Brasileiros SA, GDR	874,054	97,526,945
Commercial Banks Total		207,944,749
Real Estate Management & Development – 2.0%
CapitaLand Ltd.	10,466,000	50,807,492
JHSF Participacoes SA (a)	2,924,500	14,309,480
Real Estate Management & Development Total		65,116,972
Financials Total		389,975,003
Health Care – 5.5%
Biotechnology – 2.5%
Actelion Ltd. (a)	722,851	40,062,054
CSL Ltd.	473,970	38,093,809
Biotechnology Total		78,155,863
Pharmaceuticals – 3.0%
Chugai Pharmaceutical Co., Ltd.	1,852,200	33,272,096
Roche Holding AG, Genusschein Shares	359,741	62,491,199
Pharmaceuticals Total		95,763,295
Health Care Total		173,919,158

See Accompanying Notes to Financial Statements.
21

Columbia Marsico International Opportunities Fund, August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Industrials – 9.7%
Aerospace & Defense – 0.5%
MTU Aero Engines Holding AG	271,282	17,261,855
Aerospace & Defense Total		17,261,855
Airlines – 0.4%
Gol Linhas Aereas Inteligentes SA, ADR	542,702	11,901,455
Airlines Total		11,901,455
Building Products – 1.9%
Cie de Saint-Gobain	232,182	25,258,901
Daikin Industries Ltd.	750,024	33,682,743
Building Products Total		58,941,644
Electrical Equipment – 2.7%
ABB Ltd., Registered Shares	2,427,126	59,629,119
Alstom	140,446	25,382,752
Electrical Equipment Total		85,011,871
Machinery – 0.3%
GEA Group AG (a)	312,893	10,101,847
Machinery Total		10,101,847
Marine – 0.5%
Kuehne & Nagel International AG	161,598	15,131,850
Marine Total		15,131,850
Road & Rail – 0.4%
All America Latina Logistica SA	1,136,742	13,151,908
Road & Rail Total		13,151,908
Trading Companies & Distributors – 1.5%
Marubeni Corp.	6,044,000	49,327,058
Trading Companies & Distributors Total		49,327,058
Transportation Infrastructure – 1.5%
China Merchants Holdings International Co., Ltd.	6,428,000	33,592,300
Macquarie Infrastructure Group	5,561,828	15,021,855
Transportation Infrastructure Total		48,614,155
Industrials Total		309,443,643
Information Technology – 8.6%
Communications Equipment – 3.5%
Research In Motion Ltd. (a)	1,304,860	111,448,093
Communications Equipment Total		111,448,093
Computers & Peripherals – 0.5%
FUJITSU Ltd.	2,420,000	16,531,825
Computers & Peripherals Total		16,531,825

	Shares	Value ($)
Electronic Equipment & Instruments – 0.5%
Hon Hai Precision Industry Co., Ltd.	2,152,000	15,976,970
Electronic Equipment & Instruments Total		15,976,970
IT Services – 0.4%
Redecard SA (a)	829,800	12,688,073
IT Services Total		12,688,073
Semiconductors & Semiconductor Equipment – 1.0%
Samsung Electronics Co., Ltd.	49,800	31,367,153
Semiconductors & Semiconductor Equipment Total		31,367,153
Software – 2.7%
Amdocs Ltd. (a)	472,262	16,670,848
Nintendo Co., Ltd.	146,400	67,896,019
Software Total		84,566,867
Information Technology Total		272,578,981
Materials – 10.2%
Chemicals – 4.4%
Johnson Matthey PLC	470,123	15,213,570
Linde AG	169,576	19,901,063
Lonza Group AG, Registered Shares	560,300	54,922,285
Potash Corp. of Saskatchewan, Inc.	570,716	50,542,609
Chemicals Total		140,579,527
Construction Materials – 3.6%
Holcim Ltd., Registered Shares	1,061,976	114,727,492
Construction Materials Total		114,727,492
Metals & Mining – 2.2%
Arcelor Mittal	502,840	33,071,484
Rio Tinto PLC	513,710	35,526,853
Metals & Mining Total		68,598,337
Materials Total		323,905,356
Telecommunication Services – 5.6%
Wireless Telecommunication Services – 5.6%
America Movil SAB de CV, ADR, Series L	765,880	46,305,105
China Mobile Ltd.	9,552,500	130,100,158
Wireless Telecommunication Services Total		176,405,263
Telecommunication Services Total		176,405,263

See Accompanying Notes to Financial Statements.
22

Columbia Marsico International Opportunities Fund, August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Utilities – 4.7%
Electric Utilities – 2.2%
Electricite de France	692,765	69,948,428
Electric Utilities Total		69,948,428
Multi-Utilities – 2.5%
Veolia Environnement	1,022,478	78,390,723
Multi-Utilities Total		78,390,723
Utilities Total		148,339,151
Total Common Stocks (Cost of $2,478,217,806)		3,009,331,842
Rights – 0.0%
Consumer Discretionary – 0.0%
Hotels, Restaurants & Leisure – 0.0%
Shangri-La Asia Ltd.
Rights expire 09/05/2007 (a)(b)	–	–	(c)
Hotels, Restaurants & Leisure Total		–
Consumer Discretionary Total		–
Total Rights (Cost of $-)		–
Short-Term Obligations – 3.4%
	Par ($)
U.S. Government Agency Obligation – 1.0%
Federal Home Loan Bank Discount Notes
4.260% 09/04/07	31,900,000	31,888,835
U.S. Government Agency Obligation Total		31,888,835
U.S. Government Obligations – 2.1%
United States Treasury Bill
4.730% 02/07/08	7,905,000	7,772,328
4.750% 09/20/07	18,181,000	18,152,693
4.800% 01/31/08	8,321,000	8,189,251
4.810% 01/03/08	11,899,000	11,753,501
4.850% 01/10/08	20,261,000	19,992,824
U.S. Government Obligations Total		65,860,597

	Par ($)	Value ($)
Repurchase Agreement – 0.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/07, due 09/04/07 at 5.110%, collateralized by a U.S. Government Agency Obligation maturing 10/18/21, market value of $8,670,800 (repurchase proceeds $8,504,826)	8,500,000	8,500,000
Total Short-Term Obligations (Cost of $106,249,432)		106,249,432
Total Investments – 98.3% (Cost of $2,584,467,238) (d)		3,115,581,274
Other Assets & Liabilities, Net – 1.7%		54,557,227
Net Assets – 100.0%		$3,170,138,501

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Rounds to less than 1 share.

(c)  Rounds to less than $1.

(d)  Cost for federal income tax purposes is $2,584,467,238.

The Fund was invested in the following countries at
August 31, 2007:

Summary of Securities by Country	Value ($)	% of Total Investments
United States*	549,669,596	17.7%
Switzerland	465,156,533	14.9
United Kingdom	345,368,488	11.1
France	322,632,589	10.4
Japan	302,558,661	9.7
Hong Kong	215,972,073	6.9
Germany	215,414,602	6.9
Canada	161,990,702	5.2
Netherlands	161,428,717	5.2
Australia	90,886,021	2.9
Bermuda	77,400,117	2.5
Brazil	61,617,989	2.0
Singapore	50,807,492	1.6
Korea	31,367,153	1.0
Austria	30,662,722	1.0
Guernsey	16,670,849	0.5
Taiwan	15,976,970	0.5
	$3,115,581,274	100.0%

*  Includes short-term obligations

  Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym	Name
ADR	American Depositary Receipt

GDR	Global Depositary Receipt

See Accompanying Notes to Financial Statements.
23

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Statements of Assets and Liabilities – International/Global Stock Funds
August 31, 2007 (Unaudited)

	($)	($)	($)
	Columbia Global Value Fund	Columbia Multi-Advisor International Equity Fund	Columbia Marsico International Opportunities Fund
Assets:
Investments, at identified cost	343,161,833	2,102,953,431	2,584,467,238
Investments, at value (including securities on loan of $59,936,040, $— and $—, respectively)	412,541,957	2,587,336,779	3,115,581,274
Cash	58	1,122	199
Foreign currency (cost of $1,473,302, $2,427,059 and $5,549,534, respectively)	1,474,818	2,425,833	5,545,962
Receivable for:
Investments sold	—	36,484,543	73,542,426
Fund shares sold	6,297	14,418,255	2,170,561
Interest	8,229	5,976	1,206
Dividends	566,803	3,539,701	2,509,026
Foreign tax reclaim	221,933	1,313,667	1,999,464
Security lending income	9,949	—	—
Other assets	—	219,000	336,234
Total assets	414,830,044	2,645,744,876	3,201,686,352
Liabilities:
Collateral on securities loaned	62,052,119	—	—
Unrealized depreciation on foreign exchange contracts	10,966	—	—
Payable for:
Investments purchased	1,495,545	11,563,052	23,820,076
Fund shares redeemed	354,888	10,543,884	4,682,773
Investment advisory fee	265,556	1,301,478	2,041,499
Administration fee	40,993	349,564	548,574
Transfer agent fee	26,911	—	—
Trustees' fees	53,133	101,212	51,752
Pricing and bookkeeping fees	10,576	15,175	14,715
Service and distribution fees	129,860	15,798	221,227
Custody fee	9,841	175,267	167,235
Other liabilities	110,351	—	—
Total liabilities	64,560,739	24,065,430	31,547,851
Net Assets	350,269,305	2,621,679,446	3,170,138,501
Net Assets consist of
Paid-in capital	239,757,317	1,926,667,661	2,402,592,410
Undistributed net investment income	2,349,287	36,084,652	35,080,503
Accumulated net realized gain	38,782,312	174,530,120	201,355,204
Unrealized appreciation (depreciation) on:
Investments	69,380,124	484,383,348	531,114,036
Foreign currency translations	265	13,665	(3,652)
Net Assets	350,269,305	2,621,679,446	3,170,138,501

See Accompanying Notes to Financial Statements.

25

Statements of Assets and Liabilities – International/Global Stock Funds
August 31, 2007 (Unaudited) (continued)

	Columbia Global Value Fund	Columbia Multi-Advisor International Equity Fund	Columbia Marsico International Opportunities Fund
Class A
Net assets	$110,897,469	$45,130,341	$533,521,824
Shares outstanding	8,302,993	2,531,215	33,791,508
Net asset value per share (a)(b)	$13.36	$17.83	$15.79
Maximum sales charge	5.75%	5.75%	5.75%
Maximum offering price per share (c)	$14.18	$18.92	$16.75
Class B
Net assets	$31,065,927	$4,188,174	$44,639,565
Shares outstanding	2,393,061	254,712	2,965,772
Net asset value and offering price per share (a)(b)	$12.98	$16.44	$15.05
Class C
Net assets	$96,775,217	$3,829,363	$99,259,793
Shares outstanding	7,452,846	235,450	6,590,996
Net asset value and offering price per share (a)(b)	$12.99	$16.26	$15.06
Class R
Net assets	—	$161,368	$3,050,708
Shares outstanding	—	9,064	193,586
Net asset value and offering price per share (b)	—	$17.80	$15.76
Class Z
Net assets	$111,530,692	$2,568,370,200	$2,489,666,611
Shares outstanding	8,285,591	142,335,181	155,484,113
Net asset value and offering price per share (b)	$13.46	$18.04	$16.01

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

(b)  Redemption price per share is equal to net asset value less any applicable redemption fees.

(c)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

26

Statements of Operations – International/Global Stock Fund
For the Six Months Ended August 31, 2007 (Unaudited)

	($)	($)	($)
	Columbia Global Value Fund	Columbia Multi-Advisor International Equity Fund	Columbia Marsico International Opportunities Fund
Net Investment Income
Income
Dividends	5,510,685	51,233,773	55,096,540
Interest	289,529	2,522,539	4,004,693
Securities lending	215,374	—	—
Foreign taxes withheld	(521,048)	(4,365,754)	(5,058,560)
Total income	5,494,540	49,390,558	54,042,673
Expenses
Investment advisory fee	1,673,575	7,915,784	12,600,993
Administration fee	261,289	2,134,187	3,387,348
Distribution fee:
Class B	124,411	16,868	165,015
Class C	379,800	14,617	357,287
Class R	—	83	6,087
Service fee:
Class A	146,602	56,743	637,613
Class B	41,470	5,623	55,005
Class C	126,600	4,872	119,096
Transfer agent fee	156,637	449,759	721,999
Trustees' fees	9,468	9,468	9,469
Pricing and bookkeeping fees	59,519	84,503	82,586
Custody fee	26,058	397,082	366,027
Chief compliance officer expenses	250	608	691
Other expenses	124,546	183,877	225,012
Expenses before interest expense	3,130,225	11,274,074	18,734,228
Interest expense	—	161	—
Total Expenses	3,130,225	11,274,235	18,734,228
Fees waived by Transfer Agent	(11,858)	—	—
Expense reductions	(1,326)	(1,612)	(3,265)
Net Expenses	3,117,041	11,272,623	18,730,963
Net Investment Income	2,377,499	38,117,935	35,311,710
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	38,932,614	184,785,166	214,660,403
Foreign currency transactions	(48,155)	(602,981)	(1,259,111)
Net realized gain	38,884,459	184,182,185	213,401,292
Net change in unrealized appreciation (depreciation) on:
Investments	(22,323,443)	(26,828,914)	31,465,458
Foreign currency translations	(7,490)	42,020	81,097
Net change in unrealized appreciation	(22,330,933)	(26,786,894)	31,546,555
Net Gain	16,553,526	157,395,291	244,947,847
Net Increase Resulting From Operations	18,931,025	195,513,226	280,259,557

See Accompanying Notes to Financial Statements.

27

Statements of Changes in Net Assets – International/Global Stock Funds

Increase (Decrease) in Net Assets	Columbia Global Value Fund			Columbia Multi-Advisor International Equity Fund
	(Unaudited) Six Months Ended August 31, 2007 ($)	Period April 1, 2006 through February 28, 2007 (a)($)	Year Ended March 31, 2006 (b)($)	(Unaudited) Six Months Ended August 31, 2007 ($)	Period April 1, 2006 through February 28, 2007 (a)($)	Year Ended March 31, 2006 (b)(c)($)
Operations
Net investment income	2,377,499	3,180,639	4,412,062	38,117,935	24,175,273	24,979,674
Net realized gain on investments and foreign currency transactions	38,884,459	32,736,059	45,763,032	184,182,185	153,707,979	100,155,277
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(22,330,933)	25,778,020	8,211,557	(26,786,894)	96,887,071	245,698,943
Net increase resulting from operations	18,931,025	61,694,718	58,386,651	195,513,226	274,770,323	370,833,894
Distributions to Shareholders
From net investment income:
Class A	—	(1,115,509)	(1,607,238)	—	(428,664)	(659,146)
Class B	—	(141,425)	(193,527)	—	(19,976)	(54,487)
Class C	—	(421,070)	(566,207)	—	(14,554)	(37,728)
Class R	—	—	—	—	(88)	—
Class Z	(164,445)	(1,346,589)	(1,889,769)	—	(30,472,550)	(31,480,778)
From net realized gains:
Class A	(6,472,525)	(11,632,080)	(10,816,648)	(1,576,032)	(2,804,766)	(117,095)
Class B	(1,876,249)	(3,180,286)	(2,930,464)	(163,709)	(352,937)	(15,697)
Class C	(5,816,770)	(9,399,411)	(8,527,095)	(147,795)	(248,645)	(10,870)
Class R	—	—	—	(441)	(760)	—
Class Z	(6,780,821)	(11,446,370)	(11,034,915)	(88,041,313)	(139,660,682)	(4,959,178)
Total distributions to shareholders	(21,110,810)	(38,682,740)	(37,565,863)	(89,929,290)	(174,003,622)	(37,334,979)
Net Capital Share Transactions	(9,001,266)	(23,369,387)	(53,212,638)	112,465,489	413,598,181	314,805,596
Redemption Fees	1,920	133	6,409	51,884	46,137	85,589
Net increase (decrease) in net assets	(11,179,131)	(357,276)	(32,385,441)	218,101,309	514,411,019	648,390,100
Net Assets
Beginning of period	361,448,436	361,805,712	394,191,153	2,403,578,137	1,889,167,118	1,240,777,018
End of period	350,269,305	361,448,436	361,805,712	2,621,679,446	2,403,578,137	1,889,167,118
Undistributed (overdistributed) net investment income, at end of period	2,349,287	136,233	(37,653)	36,084,652	(2,033,283)	2,959,262

(a)  The Fund changed its fiscal year end from March 31 to February 28.

(b)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A Shares were renamed Class A, Class B, Class C and Class Z shares, respectively.

(c)  Class R shares commenced operations on January 23, 2006.

See Accompanying Notes to Financial Statements.

28

Increase (Decrease) in Net Assets	Columbia Marsico International Opportunities Fund
	(Unaudited) Six Months Ended August 31, 2007 ($)	Period April 1, 2006 through February 28, 2007 (a)($)	Year Ended March 31, 2006 (b)(c)($)
Operations
Net investment income	35,311,710	5,991,152	14,343,377
Net realized gain on investments and foreign currency transactions	213,401,292	167,200,080	105,171,566
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	31,546,555	70,095,454	334,148,519
Net increase resulting from operations	280,259,557	243,286,686	453,663,462
Distributions to Shareholders
From net investment income:
Class A	—	(705,016)	(673,266)
Class B	—	—	(25,905)
Class C	—	—	(35,514)
Class R	—	(25)	—
Class Z	—	(8,785,511)	(13,730,080)
From net realized gains:
Class A	(15,045,201)	(18,748,499)	(2,342,643)
Class B	(1,338,440)	(2,827,610)	(733,735)
Class C	(2,921,129)	(5,404,208)	(905,216)
Class R	(73,248)	(2,083)	—
Class Z	(72,358,237)	(153,382,234)	(44,042,015)
Total distributions to shareholders	(91,736,255)	(189,855,186)	(62,488,374)
Net Capital Share Transactions	77,619,102	880,284,675	497,956,843
Redemption Fees	94,825	147,099	74,419
Net increase (decrease) in net assets	266,237,229	933,863,274	889,206,350
Net Assets
Beginning of period	2,903,901,272	1,970,037,998	1,080,831,648
End of period	3,170,138,501	2,903,901,272	1,970,037,998
Undistributed (overdistributed) net investment income, at end of period	35,080,503	(231,207)	(188,173)

See Accompanying Notes to Financial Statements.

29

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Global Value Fund
	(Unaudited) Six Months Ended August 31, 2007		Period April 1, 2006 through February 28, 2007 (a)		Year Ended March 31, 2006 (b)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	270,889	3,783,307	507,852	6,234,060	782,321	9,365,169
Distributions reinvested	294,818	4,103,865	677,655	8,073,965	627,069	7,394,243
Redemptions	(766,109)	(10,828,768)	(2,142,135)	(27,440,371)	(2,525,651)	(30,787,226)
Net decrease	(200,402)	(2,941,596)	(956,628)	(13,132,346)	(1,116,261)	(14,027,814)
Class B
Subscriptions	27,361	370,388	57,713	669,475	52,030	603,742
Distributions reinvested	104,903	1,421,433	214,575	2,493,940	201,980	2,335,797
Redemptions	(225,765)	(3,135,471)	(411,089)	(5,112,740)	(543,340)	(6,518,689)
Net decrease	(93,501)	(1,343,650)	(138,801)	(1,949,325)	(289,330)	(3,579,150)
Class C
Subscriptions	135,058	1,829,950	265,740	3,090,467	251,550	2,917,979
Distributions reinvested	274,537	3,719,975	542,320	6,299,932	507,965	5,878,873
Redemptions	(381,379)	(5,183,613)	(844,215)	(10,531,306)	(1,692,295)	(20,303,890)
Net increase (decrease)	28,216	366,312	(36,155)	(1,140,907)	(932,780)	(11,507,038)
Class Z
Subscriptions	71,573	1,055,575	77,106	990,210	99,864	1,249,681
Distributions reinvested	118,160	1,656,598	221,067	2,654,514	215,318	2,549,447
Redemptions	(558,818)	(7,794,505)	(844,896)	(10,791,533)	(2,267,347)	(27,897,764)
Net decrease	(369,085)	(5,082,332)	(546,723)	(7,146,809)	(1,952,165)	(24,098,636)

(a)  The Fund changed its fiscal year end from March 31 to February 28.

(b)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A Shares were renamed Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

30

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Multi-Advisor International Equity Fund
	(Unaudited) Six Months Ended August 31, 2007		Period April 1, 2006 through February 28, 2007 (a)		Year Ended March 31, 2006 (b)(c)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	124,701	2,249,636	246,296	4,090,985	828,166	11,591,725
Distributions reinvested	69,770	1,257,254	164,201	2,577,920	40,034	598,503
Redemptions	(167,566)	(3,009,603)	(305,760)	(5,021,053)	(613,569)	(8,708,059)
Net increase	26,905	497,287	104,737	1,647,852	254,631	3,482,169
Class B
Subscriptions	24,993	417,663	73,218	1,148,080	50,551	654,567
Distributions reinvested	8,196	136,463	21,922	317,813	4,221	59,058
Redemptions	(67,137)	(1,116,721)	(114,268)	(1,745,679)	(548,793)	(7,322,140)
Net decrease	(33,948)	(562,595)	(19,128)	(279,786)	(494,021)	(6,608,515)
Class C
Subscriptions	27,416	446,492	50,049	755,638	46,051	597,349
Distributions reinvested	5,448	89,677	9,455	135,989	1,695	23,496
Redemptions	(22,084)	(357,974)	(50,884)	(763,338)	(39,653)	(544,148)
Net increase	10,780	178,195	8,620	128,289	8,093	76,697
Class R
Subscriptions	8,344	147,799	—	—	641	10,000
Distributions reinvested	25	441	54	848	—	—
Redemptions	—	—	—	—	—	—
Net increase	8,369	148,240	54	848	641	10,000
Class Z
Subscriptions	13,321,194	241,587,939	29,617,296	494,909,239	29,576,179	428,179,217
Distributions reinvested	2,267,475	41,336,573	4,785,183	76,057,365	945,004	14,279,007
Redemptions	(9,284,079)	(170,720,150)	(9,476,848)	(158,865,626)	(8,652,086)	(124,612,979)
Net increase	6,304,590	112,204,362	24,925,631	412,100,978	21,869,097	317,845,245

(a) The Fund changed its fiscal year end from March 31 to February 28.

(b) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A Shares were renamed Class A, Class B, Class C and Class Z shares, respectively.

(c) Class R shares commenced operations on January 23, 2006.

See Accompanying Notes to Financial Statements.

31

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Marsico International Opportunities Fund
	(Unaudited) Six Months Ended August 31, 2007		Period April 1, 2006 through February 28 , 2007 (a)		Year Ended March 31, 2006 (b)(c)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	6,485,577	101,056,530	22,207,553	325,872,746	6,971,318	91,118,859
Distributions reinvested	870,401	13,604,361	1,232,103	16,701,761	210,420	2,347,543
Redemptions	(4,000,565)	(62,231,714)	(3,230,260)	(46,565,461)	(1,582,402)	(19,129,687)
Net increase	3,355,413	52,429,177	20,209,396	296,009,046	5,599,336	74,336,715
Class B
Subscriptions	309,360	4,602,553	1,087,372	15,228,249	819,860	10,178,988
Distributions reinvested	75,940	1,133,021	180,410	2,319,207	58,866	608,666
Redemptions	(297,082)	(4,435,703)	(427,989)	(5,859,979)	(344,914)	(4,019,311)
Net increase	88,218	1,299,871	839,793	11,687,477	533,812	6,768,343
Class C
Subscriptions	983,848	14,692,269	3,098,833	43,346,809	1,866,439	23,534,616
Distributions reinvested	135,328	2,020,449	271,026	3,501,534	53,792	556,701
Redemptions	(607,567)	(9,036,567)	(560,377)	(7,685,227)	(417,286)	(4,986,807)
Net increase	511,609	7,676,151	2,809,482	39,163,116	1,502,945	19,104,510
Class R
Subscriptions	79,818	1,257,825	143,911	2,169,971	719	10,000
Distributions reinvested	4,671	72,909	149	2,109	—	—
Redemptions	(28,167)	(427,630)	(7,515)	(113,038)	—	—
Net increase	56,322	903,104	136,545	2,059,042	719	10,000
Class Z
Subscriptions	13,247,590	208,138,233	47,299,125	686,561,674	49,626,607	620,212,978
Distributions reinvested	1,359,803	21,539,257	2,765,514	37,896,505	982,103	10,995,097
Redemptions	(13,549,587)	(214,366,691)	(13,255,504)	(193,092,185)	(19,053,206)	(233,470,800)
Net increase	1,057,806	15,310,799	36,809,135	531,365,994	31,555,504	397,737,275

(a)  The Fund changed its fiscal year end from March 31 to February 28.

(b)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A Shares were renamed Class A, Class B, Class C and Class Z shares, respectively.

(c)  Class R shares commenced operations on January 23, 2006.

See Accompanying Notes to Financial Statements.

32

Financial Highlights – Columbia Global Value Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 28,		Year Ended March 31,							Period Ended March 31,
Class A Shares	2007		2007 (a)		2006 (b)		2005		2004		2003	2002 (c)
Net Asset Value, Beginning of Period	$13.43		$12.64		$11.98		$12.04		$7.18		$10.47	$10.00
Income from Investment Operations:
Net investment income (d)	0.10		0.14		0.16		0.11		0.05		0.05	0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.64		2.07		1.76		0.85		4.96		(3.15)	0.45
Total from Investment operations	0.74		2.21		1.92		0.96		5.01		(3.10)	0.49
Less Distributions to Shareholders:
From net investment income	—		(0.12)		(0.17)		(0.11)		(0.04)		(0.03)	—	(e)
From net realized gains	(0.81)		(1.30)		(1.09)		(0.91)		(0.11)		(0.16)	(0.02)
Total distributions to shareholders	(0.81)		(1.42)		(1.26)		(1.02)		(0.15)		(0.19)	(0.02)
Redemption Fees:
Redemption fees added to paid-in-capital	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	—
Net Asset Value, End of Period	$13.36		$13.43		$12.64		$11.98		$12.04		$7.18	$10.47
Total return (f)	5.25	%(g)(h)	19.27	%(g)(h)	16.97%		8.64%		70.00%		(29.98)%	4.92	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.49	%(i)(j)	1.53	%(i)(j)	1.45	%(i)	1.52	%(i)	1.55	%(i)	1.65%	1.65	%(i)(j)
Interest expense	—		—	%(j)(k)	—	%(k)	—		—		—	—
Net expenses	1.49	%(i)(j)	1.53	%(i)(j)	1.45	%(i)	1.52	%(i)	1.55	%(i)	1.65%	1.65	%(i)(j)
Waiver/reimbursement	0.01	%(j)	0.01	%(j)	—		—		—		—	0.23	%(j)
Net investment income	1.47	%(j)	1.17	%(j)	1.32%		0.94%		0.44%		0.62%	0.41	%(j)
Portfolio turnover rate	20	%(h)	12	%(h)	16%		18%		28%		15%	19	%(h)
Net assets, end of period (000's)	$110,897		$114,224		$119,611		$126,679		$127,609		$47,111	$26,172

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  The Fund's Class A shares commenced operations on April 16, 2001.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
33

Financial Highlights – Columbia Global Value Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 28,		Year Ended March 31,							Period Ended March 31,
Class B Shares	2007		2007 (a)		2006 (b)		2005		2004		2003	2002 (c)
Net Asset Value, Beginning of Period	$13.12		$12.40		$11.78		$11.86		$7.11		$10.40	$10.00
Income from Investment Operations:
Net investment income (loss) (d)	0.05		0.05		0.07		0.02		(0.03)		(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	0.62		2.02		1.71		0.84		4.89		(3.12)	0.45
Total from investment operations	0.67		2.07		1.78		0.86		4.86		(3.13)	0.42
Less Distributions to Shareholders:
From net investment income	—		(0.05)		(0.07)		(0.03)		—		—	—
From net realized gains	(0.81)		(1.30)		(1.09)		(0.91)		(0.11)		(0.16)	(0.02)
Total distributions to shareholders	(0.81)		(1.35)		(1.16)		(0.94)		(0.11)		(0.16)	(0.02)
Redemption Fees:
Redemption fees added to paid-in-capital	—	(e)	—	(e)	—	(e)	—		—	(e)	—	—
Net Asset Value, End of Period	$12.98		$13.12		$12.40		$11.78		$11.86		$7.11	$10.40
Total return (f)	4.83	%(g)(h)	18.44	%(g)(h)	16.08%		7.85%		68.56%		(30.41)%	4.18	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	2.24	%(i)(j)	2.28	%(i)(j)	2.20	%(i)	2.27	%(i)	2.30	%(i)	2.40%	2.40	%(i)(j)
Interest expense	—		—	%(j)(k)	—	%(k)	—		—		—	—
Net expenses	2.24	%(i)(j)	2.28	%(i)(j)	2.20	%(i)	2.27	%(i)	2.30	%(i)	2.40%	2.40	%(i)(j)
Waiver/reimbursement	0.01	%(j)	0.01	%(j)	—		—		—		—	0.23	%(j)
Net investment income (loss)	0.72	%(j)	0.41	%(j)	0.58%		0.19%		(0.31)%		(0.13)%	(0.34	)%(j)
Portfolio turnover rate	20	%(h)	12	%(h)	16%		18%		28%		15%	19	%(h)
Net assets, end of period (000's)	$31,066		$32,635		$32,564		$34,324		$35,343		$15,310	$11,804

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  The Fund's Class B shares commenced operations on April 16, 2001.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
34

Financial Highlights – Columbia Global Value Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 28,		Year Ended March 31,							Period Ended March 31,
Class C Shares	2007		2007 (a)		2006 (b)		2005		2004		2003	2002 (c)
Net Asset Value, Beginning of Period	$13.13		$12.41		$11.78		$11.86		$7.11		$10.40	$10.00
Income from Investment Operations:
Net investment income (loss) (d)	0.05		0.04		0.07		0.02		(0.03)		(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	0.62		2.03		1.72		0.84		4.89		(3.12)	0.45
Total from investment operations	0.67		2.07		1.79		0.86		4.86		(3.13)	0.42
Less Distributions to Shareholders:
From net investment income	—		(0.05)		(0.07)		(0.03)		—		—	—
From net realized gains	(0.81)		(1.30)		(1.09)		(0.91)		(0.11)		(0.16)	(0.02)
Total distributions to shareholders	(0.81)		(1.35)		(1.16)		(0.94)		(0.11)		(0.16)	(0.02)
Redemption Fees:
Redemption fees added to paid-in-capital	—	(e)	—	(e)	—	(e)	—		—	(e)	—	—
Net Asset Value, End of Period	$12.99		$13.13		$12.41		$11.78		$11.86		$7.11	$10.40
Total return (f)	4.83	%(g)(h)	18.44	%(g)(h)	16.16%		7.84%		68.56%		(30.41)%	4.18	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	2.24	%(i)(j)	2.28	%(i)(j)	2.20	%(i)	2.27	%(i)	2.30	%(i)	2.40%	2.40	%(i)(j)
Interest expense	—		—	%(j)(k)	—	%(k)	—		—		—	—
Net expenses	2.24	%(i)(j)	2.28	%(i)(j)	2.20	%(i)	2.27	%(i)	2.30	%(i)	2.40%	2.40	%(i)(j)
Waiver/reimbursement	0.01	%(j)	0.01	%(j)	—		—		—		—	0.23	%(j)
Net investment income (loss)	0.72	%(j)	0.39	%(j)	0.58%		0.19%		(0.31)%		(0.13)%	(0.34	)%(j)
Portfolio turnover rate	20	%(h)	12	%(h)	16%		18%		28%		15%	19	%(h)
Net assets, end of period (000's)	$96,775		$97,465		$92,558		$98,850		$101,025		$44,758	$30,914

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  The Fund's Class C shares commenced operations on April 16, 2001.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
35

Financial Highlights – Columbia Global Value Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 28,		Year Ended March 31,							Period Ended March 31,
Class Z Shares	2007		2007 (a)		2006 (b)		2005		2004		2003	2002 (c)
Net Asset Value, Beginning of Period	$13.53		$12.72		$12.04		$12.10		$7.21		$10.50	$10.00
Income from Investment Operations:
Net investment income (d)	0.12		0.17		0.20		0.14		0.07		0.07	0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.64		2.09		1.77		0.85		4.99		(3.16)	0.47
Total from investment operations	0.76		2.26		1.97		0.99		5.06		(3.09)	0.53
Less Distributions to Shareholders:
From net investment income	(0.02)		(0.15)		(0.20)		(0.14)		(0.06)		(0.04)	(0.01)
From net realized gains	(0.81)		(1.30)		(1.09)		(0.91)		(0.11)		(0.16)	(0.02)
Total distributions to shareholders	(0.83)		(1.45)		(1.29)		(1.05)		(0.17)		(0.20)	(0.03)
Redemption Fees:
Redemption fees added to paid-in-capital	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	—
Net Asset Value, End of Period	$13.46		$13.53		$12.72		$12.04		$12.10		$7.21	$10.50
Total return (f)	5.36	%(g)(h)	19.45	%(g)(h)	17.34%		8.84%		70.38%		(29.77)%	5.24	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.24	%(i)(j)	1.28	%(i)(j)	1.20	%(i)	1.27	%(i)	1.30	%(i)	1.40%	1.40	%(i)(j)
Interest expense	—		—	%(j)(k)	—	%(k)	—		—		—	—
Net expenses	1.24	%(i)(j)	1.28	%(i)(j)	1.20	%(i)	1.27	%(i)	1.30	%(i)	1.40%	1.40	%(i)(j)
Waiver/reimbursement	0.01	%(j)	0.01	%(j)	—		—		—		—	0.23	%(j)
Net investment income	1.71	%(j)	1.42	%(j)	1.60%		1.19%		0.69%		0.87%	0.66	%(j)
Portfolio turnover rate	20	%(h)	12	%(h)	16%		18%		28%		15%	19	%(h)
Net assets, end of period (000's)	$111,531		$117,125		$117,072		$134,337		$144,242		$57,373	$49,246

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  The Fund's Class Z shares commenced operations on April 16, 2001.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
36

Financial Highlights – Columbia Multi-Advisor International Equity Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 28,		Year Ended March 31,
Class A Shares	2007		2007 (a)		2006 (b)		2005		2004		2003 (c)		2002 (c)
Net Asset Value, Beginning of Period	$17.12		$16.39		$13.30		$12.00		$7.93		$10.30		$10.95
Income From Investment Operations:
Net investment income (d)	0.24		0.16		0.21		0.13		0.08		0.08		0.06
Net realized and unrealized gain (loss) on investments and foreign currency	1.10		1.91		3.20		1.18		4.09		(2.47)		(0.71)
Total from investment operations	1.34		2.07		3.41		1.31		4.17		(2.39)		(0.65)
Less Distributions to Shareholders:
From net investment income	—		(0.18)		(0.27)		(0.01)		(0.10)		(0.04)		—
From net realized gains	(0.63)		(1.16)		(0.05)		—		—		—		—
Total distributions to shareholders	(0.63)		(1.34)		(0.32)		(0.01)		(0.10)		(0.04)		—
Redemption fees:
Redemption fees added to paid-in-capital	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	0.06		—
Net Asset Value, End of Period	$17.83		$17.12		$16.39		$13.30		$12.00		$7.93		$10.30
Total return (f)	7.81	%(g)	13.55	%(g)	25.86%		10.88%		52.71%		(22.71)%		(5.94)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.11	%(h)(i)	1.15	%(h)(i)	1.14	%(j)	1.26	%(h)	1.37	%(h)	1.43%		1.41%
Interest expense	—	%(i)(k)	—	%(i)(k)	—		—	%(k)	—	%(k)	—		—
Net expenses	1.11	%(h)(i)	1.15	%(h)(i)	1.14	%(j)	1.26	%(h)	1.37	%(h)	1.43%		1.41%
Waiver/reimbursement	—		—		0.08	%(l)	0.12	%(l)	0.03	%(l)	—		—
Net investment income	2.68	%(i)	1.06	%(i)	1.43%		1.01%		0.74%		0.85%		0.63%
Portfolio turnover rate	44	%(g)	73	%(g)	74%		153%		86%		100	%(m)	85	%(m)
Net assets, end of period (000's)	$45,130		$42,865		$39,330		$28,527		$27,396		$18,870		$30,067

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of International Equity Master Portfolio.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Amount represents less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of 0.01%.

(k)  Rounds to less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.09% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(m)  Rate represents the turnover rate for International Equity Master Portfolio.

See Accompanying Notes to Financial Statements.
37

Financial Highlights – Columbia Multi-Advisor International Equity Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 28,		Year Ended March 31,
Class B Shares	2007		2007 (a)		2006 (b)		2005		2004		2003 (c)		2002 (c)
Net Asset Value, Beginning of Period	$15.89		$15.31		$12.44		$11.30		$7.50		$9.87		$10.56
Income From Investment Operations:
Net investment income (loss) (d)	0.16		0.05		0.16		0.03		—	(e)	0.02		(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.02		1.76		2.92		1.11		3.85		(2.38)		(0.68)
Total from investment operations	1.18		1.81		3.08		1.14		3.85		(2.36)		(0.69)
Less Distributions to Shareholders:
From net investment income	—		(0.07)		(0.16)		—		(0.05)		(0.01)		—
From net realized gains	(0.63)		(1.16)		(0.05)		—		—		—		—
Total distributions to shareholders	(0.63)		(1.23)		(0.21)		—		(0.05)		(0.01)		—
Redemption fees:
Redemption fees added to paid-in-capital	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—
Net Asset Value, End of Period	$16.44		$15.89		$15.31		$12.44		$11.30		$7.50		$9.87
Total return (f)	7.40	%(g)	12.76	%(g)	24.96%		10.09%		51.39%		(23.96)%		(6.53)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.86	%(h)(i)	1.90	%(h)(i)	1.89	%(j)	2.01	%(h)	2.12	%(h)	2.18%		2.16%
Interest expense	—	%(i)(k)	—	%(i)(k)	—		—	%(k)	—	%(k)	—		—
Net expenses	1.86	%(h)(i)	1.90	%(h)(i)	1.89	%(j)	2.01	%(h)	2.12	%(h)	2.18%		2.16%
Waiver/reimbursement	—		—		0.08	%(l)	0.12	%(l)	0.03	%(l)	—		—
Net investment income (loss)	1.97	%(i)	0.36	%(i)	1.19%		0.26%		(0.01)%		0.10%		(0.12)%
Portfolio turnover rate	44	%(g)	73	%(g)	74%		153%		86%		100	%(m)	85	%(m)
Net assets, end of period (000's)	$4,188		$4,587		$4,712		$9,976		$9,956		$7,068		$14,408

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)    The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of International Equity Master Portfolio.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Amount represents less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of 0.01%.

(k)  Rounds to less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.09% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(m)  Rate represents the turnover rate for International Equity Master Portfolio.

See Accompanying Notes to Financial Statements.
38

Financial Highlights – Columbia Multi-Advisor International Equity Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 28,		Year Ended March 31,
Class C Shares	2007		2007 (a)		2006 (b)		2005		2004		2003 (c)		2002 (c)
Net Asset Value, Beginning of Period	$15.72		$15.16		$12.32		$11.20		$7.43		$9.63		$10.30
Income From Investment Operations:
Net investment income (loss) (d)	0.16		0.05		0.09		0.03		—	(e)	0.01		(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.01		1.74		2.96		1.09		3.82		(2.33)		(0.66)
Total from investment operations	1.17		1.79		3.05		1.12		3.82		(2.32)		(0.67)
Less Distributions to Shareholders:
From net investment income	—		(0.07)		(0.16)		—		(0.05)		(0.01)		—
From net realized gains	(0.63)		(1.16)		(0.05)		—		—		—		—
Total distributions to shareholders	(0.63)		(1.23)		(0.21)		—		(0.05)		(0.01)		—
Redemption fees:
Redemption fees added to paid-in-capital	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	0.13		—
Net Asset Value, End of Period	$16.26		$15.72		$15.16		$12.32		$11.20		$7.43		$9.63
Total return (f)	7.42	%(g)	12.75	%(g)	24.96%		10.00%		51.43%		(22.78)%		(6.50)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.86	%(h)(i)	1.90	%(h)(i)	1.89	%(j)	2.01	%(h)	2.12	%(h)	2.18%		2.16%
Interest expense	—	%(i)(k)	—	%(i)(k)	—		—	%(k)	—	%(k)	—		—
Net expenses	1.86	%(h)(i)	1.90	%(h)(i)	1.89	%(j)	2.01	%(h)	2.12	%(h)	2.18%		2.16%
Waiver/reimbursement	—		—		0.08	%(l)	0.12	%(l)	0.03	%(l)	—		—
Net investment income (loss)	1.92	%(i)	0.34	%(i)	0.70%		0.26%		(0.01)%		0.10%		(0.12)%
Portfolio turnover rate	44	%(g)	73	%(g)	74%		153%		86%		100	%(m)	85	%(m)
Net assets, end of period (000's)	$3,829		$3,533		$3,276		$2,563		$1,867		$1,249		$1,245

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of International Equity Master Portfolio.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Amount represents less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of 0.01%.

(k)  Rounds to less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.09% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(m)  Rate represents the turnover rate for International Equity Master Portfolio.

See Accompanying Notes to Financial Statements.
39

Financial Highlights – Columbia Multi-Advisor International Equity Fund

Selected data for a fund share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended August 31, 2007		Period Ended February 28, 2007 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$17.12		$16.38		$15.44
Income From Investment Operations:
Net investment income (c)	0.09		0.12		0.03
Net realized and unrealized gain on investments and foreign currency	1.22		1.91		0.91
Total from investment operations	1.31		2.03		0.94
Less Distributions to Shareholders:
From net investment income	—		(0.13)		—
From net realized gains	(0.63)		(1.16)		—
Total distributions to shareholders	(0.63)		(1.29)		—
Redemption fees:
Redemption fees added to paid-in-capital (d)	—		—		—
Net Asset Value, End of Period	$17.80		$17.12		$16.38
Total return (e)(f)	7.63%		13.31%		6.09%
Ratios to Average Net Assets/Supplemental data:
Net expenses before interest expense (g)	1.32	%(h)	1.40	%(h)	1.39	%(i)
Interest expense (g)	—	%(j)	—	%(j)	—
Net expenses (g)	1.32	%(h)	1.40	%(h)	1.39	%(i)
Waiver/reimbursement	—		—		0.08	%(g)(k)
Net investment income (g)	0.99%		0.80%		0.85%
Portfolio turnover rate (f)	44%		73%		74%
Net assets, end of period (000's)	$161		$12		$11

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  Class R shares commenced operations on January 23, 2006.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Amount represents less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -% for the period ended March 31, 2006.

See Accompanying Notes to Financial Statements.
40

Financial Highlights – Columbia Multi-Advisor International Equity Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 28,		Year Ended March 31,
Class Z Shares	2007		2007 (a)		2006 (b)		2005		2004		2003 (c)		2002 (c)
Net Asset Value, Beginning of Period	$17.29		$16.58		$13.44		$12.13		$8.01		$10.49		$11.12
Income From Investment Operations:
Net investment income (d)	0.27		0.19		0.24		0.16		0.13		0.10		0.09
Net realized and unrealized gain (loss) on investments and foreign currency	1.11		1.93		3.25		1.19		4.11		(2.53)		(0.72)
Total from investment operations	1.38		2.12		3.49		1.35		4.24		(2.43)		(0.63)
Less Distributions to Shareholders:
From net investment income	—		(0.25)		(0.30)		(0.04)		(0.12)		(0.05)		—	(e)
From net realized gains	(0.63)		(1.16)		(0.05)		—		—		—		—
Total distributions to shareholders	(0.63)		(1.41)		(0.35)		(0.04)		(0.12)		(0.05)		—
Redemption fees:
Redemption fees added to paid-in-capital	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—
Net Asset Value, End of Period	$18.04		$17.29		$16.58		$13.44		$12.13		$8.01		$10.49
Total return (f)	7.97	%(g)	13.73	%(g)	26.24%		11.10%		53.06%		(23.19)%		(5.65)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	0.86	%(h)(i)	0.90	%(h)(i)	0.89	%(j)	1.01	%(h)	1.12	%(h)	1.18%		1.16%
Interest expense	—	%(i)(k)	—	%(i)(k)	—		—	%(k)	—	%(k)	—		—
Net expenses	0.86	%(h)(i)	0.90	%(h)(i)	0.89	%(j)	1.01	%(h)	1.12	%(h)	1.18%		1.16%
Waiver/reimbursement	—		—		0.08	%(l)	0.12	%(l)	0.03	%(l)	—		—
Net investment income	2.93	%(i)	1.26	%(i)	1.68%		1.26%		0.99%		1.10%		0.88%
Portfolio turnover rate	44	%(g)	73	%(g)	74%		153%		86%		100	%(m)	85	%(m)
Net assets, end of period (000's)	$2,568,370		$2,352,583		$1,841,838		$1,199,712		$917,391		$556,619		$474,738

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of International Equity Master Portfolio.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Amount represents less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of 0.01%.

(k)  Rounds to less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —%, 0.09% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(m)  Rate represents the turnover rate for International Equity Master Portfolio.

See Accompanying Notes to Financial Statements.
41

Financial Highlights – Columbia Marsico International Opportunities Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 28,		Year Ended March 31,
Class A Shares	2007		2007 (a)		2006 (b)		2005		2004	2003	2002
Net Asset Value, Beginning of Period	$14.85		$14.67		$11.41		$11.05		$6.93	$8.32	$8.01
Income From Investment Operations:
Net investment income (loss) (c)	0.16		—	(d)	0.09		0.05		— (d)	0.01	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.24		1.38		3.74		0.51		4.20	(1.40)	0.32
Total from investment operations	1.40		1.38		3.83		0.56		4.20	(1.39)	0.31
Less Distributions to Shareholders:
From net investment income	—		(0.04)		(0.10)		(0.04)		—	—	—
From net realized gains	(0.46)		(1.16)		(0.47)		(0.16)		(0.08)	—	—
Total distributions to shareholders	(0.46)		(1.20)		(0.57)		(0.20)		(0.08)	—	—
Redemption Fees:
Redemption fees added to paid-in-capital	—	(d)	—	(d)	—	(d)	—	(d)	— (d)	—	—
Net Asset Value, End of Period	$15.79		$14.85		$14.67		$11.41		$11.05	$6.93	$8.32
Total return (e)	9.46	%(f)	10.52	%(f)	35.26%		5.24%		60.87%	(16.71)%	3.87%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	1.35	%(h)	1.40	%(h)	1.34%		1.37%		1.42%	1.73%	1.67%
Interest expense	—		—	%(h)(i)	—	%(i)	—	%(i)	—	—	—	%(i)
Net expenses (g)	1.35	%(h)	1.40	%(h)	1.34%		1.37%		1.42%	1.73%	1.67%
Waiver/reimbursement	—		—		—		—		—	0.32%	2.60%
Net investment income (loss)	2.04	%(h)	(0.03	)%(h)	0.74%		0.47%		(0.04)%	0.33%	(0.33)%
Portfolio turnover rate	63	%(f)	109	%(f)	118%		165%		121%	193%	307%
Net assets, end of period (000's)	$533,522		$452,047		$150,043		$52,794		$19,785	$2,272	$1,526

(a) The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b) On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c) Per share data was calculated using the average shares outstanding during the period.

(d) Amount represents less than $0.01 per share.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Not annualized.

(g) The benefits derived from expense reductions had an impact of less than 0.01%.

(h) Annualized.

(i) Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
42

Financial Highlights – Columbia Marsico International Opportunities Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 28,		Year Ended March 31,
Class B Shares	2007		2007 (a)		2006 (b)		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$14.23		$14.17		$11.05		$10.75	$6.79	$8.22	$7.97
Income From Investment Operations:
Net investment income (loss) (c)	0.10		(0.08)		0.01		(0.03)	(0.07)	(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	1.18		1.30		3.59		0.49	4.11	(1.39)	0.32
Total from investment operations	1.28		1.22		3.60		0.46	4.04	(1.43)	0.25
Less Distributions to Shareholders:
From net investment income	—		—		(0.01)		—	—	—	—
From net realized gains	(0.46)		(1.16)		(0.47)		(0.16)	(0.08)	—	—
Total distributions to shareholders	(0.46)		(1.16)		(0.48)		(0.16)	(0.08)	—	—
Redemption Fees:
Redemption fees added to paid-in-capital	—	(d)	—	(d)	—	(d)	— (d)	— (d)	—	—
Net Asset Value, End of Period	$15.05		$14.23		$14.17		$11.05	$10.75	$6.79	$8.22
Total return (e)	9.03	%(f)	9.76	%(f)	34.22%		4.45%	59.77%	(17.40)%	3.14%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	2.10	%(h)	2.15	%(h)	2.09%		2.12%	2.17%	2.48%	2.42%
Interest expense	—		—	%(h)(i)	—	%(i)	—	—	—	—	%(i)
Net expenses (g)	2.10	%(h)	2.15	%(h)	2.09%		2.12%	2.17%	2.48%	2.42%
Waiver/reimbursement	—		—		—		—	—	0.32%	2.60%
Net investment income (loss)	1.32	%(h)	(0.63	)%(h)	0.12%		(0.28)%	(0.79)%	(0.42)%	(1.08)%
Portfolio turnover rate	63	%(f)	109	%(f)	118%		165%	121%	193%	307%
Net assets, end of period (000's)	$44,640		$40,953		$28,883		$16,618	$8,905	$2,782	$1,951

(a) The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b) On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c) Per share data was calculated using the average shares outstanding during the period.

(d) Amount represents less than $0.01 per share.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Not annualized.

(g) The benefits derived from expense reductions had an impact of less than 0.01%.

(h) Annualized.

(i) Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
43

Financial Highlights – Columbia Marsico International Opportunities Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 28,		Year Ended March 31,
Class C Shares	2007		2007 (a)		2006 (b)		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$14.24		$14.18		$11.05		$10.75	$6.80	$8.22	$7.97
Income From Investment Operations:
Net investment income (loss) (c)	0.10		(0.09)		0.01		(0.03)	(0.07)	(0.05)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	1.18		1.31		3.60		0.49	4.10	(1.37)	0.32
Total from investment operations	1.28		1.22		3.61		0.46	4.03	(1.42)	0.25
Less Distributions to Shareholders:
From net investment income	—		—		(0.01)		—	—	—	—
From net realized gains	(0.46)		(1.16)		(0.47)		(0.16)	(0.08)	—	—
Total distributions to shareholders	(0.46)		(1.16)		(0.48)		(0.16)	(0.08)	—	—
Redemption Fees:
Redemption fees added to paid-in-capital	—	(d)	—	(d)	—	(d)	— (d)	— (d)	—	—
Net Asset Value, End of Period	$15.06		$14.24		$14.18		$11.05	$10.75	$6.80	$8.22
Total return (e)	9.02	%(f)	9.76	%(f)	34.32%		4.45%	59.53%	(17.27)%	3.14%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	2.10	%(h)	2.15	%(h)	2.09%		2.12%	2.17%	2.48%	2.42%
Interest expense	—		—	%(h)(i)	—	%(i)	—	—	—	—	%(i)
Net expenses (g)	2.10	%(h)	2.15	%(h)	2.09%		2.12%	2.17%	2.48%	2.42%
Waiver/reimbursement	—		—		—		—	—	0.32%	2.60%
Net investment income (loss)	1.29	%(h)	(0.69	)%(h)	0.05%		(0.28)%	(0.79)%	(0.42)%	(1.08)%
Portfolio turnover rate	63	%(f)	109	%(f)	118%		165%	121%	193%	307%
Net assets, end of period (000's)	$99,260		$86,563		$46,365		$19,530	$8,331	$869	$869

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Amount represents less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
44

Financial Highlights – Columbia Marsico International Opportunities Fund

Selected data for a fund share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended August 31, 2007	Period Ended February 28, 2007 (a)		Period Ended March 31, 2006 (b)
Net asset value, beginning of period	$14.84	$14.67		$13.76
Income From Investment Operations:
Net investment income (loss) (c)	0.12	(0.17)		(0.01)
Net realized and unrealized gain on investments and foreign currency	1.26	1.51		0.92
Total from investment operations	1.38	1.34		0.91
Less Distributions to Shareholders:
From net investment income	—	(0.01)		—
From net realized gains	(0.46)	(1.16)		—
Total distributions to shareholders	(0.46)	(1.17)		—
Redemption Fees:
Redemption fees added to paid-in-capital	— (d)	—	(d)	—	(d)
Net asset value, end of period	$15.76	$14.84		$14.67
Total return (e)(f)	9.33%	10.25%		6.61%
Ratios to Average Net Assets/Supplemental data:
Net expenses before interest expense (g)(h)	1.60%	1.65%		1.64%
Interest expenses (h)	—	—	%(i)	—	%(i)
Net expenses (g)(h)	1.60%	1.65%		1.64%
Waiver/reimbursement	—	—		—
Net investment income (loss)	1.57%	(1.26)%		(0.30)%
Portfolio turnover rate (f)	63%	109%		118%
Net assets, end of period (000's)	$3,051	$2,037		$11

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  Class R shares commenced operations on January 23, 2006.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Amount represents less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
45

Financial Highlights – Columbia Marsico International Opportunities Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 28,		Year Ended March 31,
Class Z Shares	2007		2007 (a)		2006 (b)		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$15.04		$14.83		$11.53		$11.15	$6.98	$8.36	$8.03
Income From Investment Operations:
Net investment income (loss) (c)	0.19		0.05		0.13		0.08	0.02	0.04	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.24		1.39		3.77		0.52	4.24	(1.42)	0.34
Total from investment operations	1.43		1.44		3.90		0.60	4.26	(1.38)	0.33
Less Distributions to Shareholders:
From net investment income	—		(0.07)		(0.13)		(0.06)	(0.01)	—	—
From net realized gains	(0.46)		(1.16)		(0.47)		(0.16)	(0.08)	—	—
Total distributions to shareholders	(0.46)		(1.23)		(0.60)		(0.22)	(0.09)	—	—
Redemption Fees:
Redemption fees added to paid-in-capital	—	(d)	—	(d)	—	(d)	— (d)	— (d)	—	—
Net Asset Value, End of Period	$16.01		$15.04		$14.83		$11.53	$11.15	$6.98	$8.36
Total return (e)	9.55	%(f)	10.81	%(f)	35.53%		5.55%	61.25%	(16.51)%	4.11%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	1.10	%(h)	1.15	%(h)	1.09%		1.12%	1.17%	1.48%	1.42%
Interest expense	—		—	%(h)(i)	—	%(i)	—	—	—	—	%(i)
Net expenses (g)	1.10	%(h)	1.15	%(h)	1.09%		1.12%	1.17%	1.48%	1.42%
Waiver/reimbursement	—		—		—		—	—	0.32%	2.60%
Net investment income (loss)	2.33	%(h)	0.37	%(h)	1.08%		0.72%	0.21%	0.58%	(0.08)%
Portfolio turnover rate	63	%(f)	109	%(f)	118%		165%	121%	193%	307%
Net assets, end of period (000's)	$2,489,667		$2,322,301		$1,744,737		$991,889	$509,262	$95,093	$2,700

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Amount represents less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
46

Notes to Financial Statements – International/Global Stock Funds
August 31, 2007 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains to the following series of the Trust (each a "Fund" and collectively, the "Funds"):

Columbia Global Value Fund

Columbia Multi-Advisor International Equity Fund

Columbia Marsico International Opportunities Fund

Investment Goals

Columbia Global Value Fund seeks long-term capital appreciation. Columbia Multi-Advisor International Equity Fund seeks long-term capital growth. Columbia Marsico International Opportunities Fund seeks long-term growth of capital.

Fund Shares

The Trust may issue an unlimited number of shares. Columbia Global Value Fund offers four classes of shares: Class A, Class B, Class C and Class Z shares. Columbia Multi-Advisor International Equity Fund and Columbia Marsico International Opportunities Fund each offer five classes of shares: Class A, Class B, Class C, Class R and Class Z shares. Subject to certain limited exceptions, Columbia Global Value Fund is no longer accepting new investments from current or prospective investors. Please see the Fund's current prospectus for more information. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares generally will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within twelve months after purchase. Class R and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R and Class Z shares, as described in the Funds' prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Funds' Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the

47

International/Global Stock Funds, August 31, 2007 (Unaudited)

New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Funds' shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Funds' net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their "fair value" using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Funds' financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Funds' investment advisor, has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statements of Operations.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations), and realized and unrealized gains (losses), are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

48

International/Global Stock Funds, August 31, 2007 (Unaudited)

Distributions to Shareholders

Distributions from net investment income are declared and paid annually for each of the Funds. The Funds may, however, declare and pay distributions from net investment income more frequently. Each Fund will distribute net realized capital gains (including net short-term capital gains), at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Fund's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended February 28, 2007 was as follows:

	2/28/07
Fund	Ordinary Income*	Long-Term Capital Gains
Columbia Global Value Fund	$4,710,464	$33,972,276
Columbia Multi-Advisor International Equity Fund	99,978,182	74,025,440
Columbia Marsico International Opportunities Fund	74,845,857	115,009,329

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at August 31, 2007, based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Columbia Global Value Fund	$85,042,454	$(15,662,330)	$69,380,124
Columbia Multi-Advisor International Equity Fund	554,259,779	(69,876,431)	484,383,348
Columbia Marsico International Opportunities Fund	609,624,909	(78,510,873)	531,114,036

The Funds adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes-an Interpretation of FASB Statement No. 109 ("FIN 48") effective August 31, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based in the technical merits

49

International/Global Stock Funds, August 31, 2007 (Unaudited)

of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for each Fund. As a result of this evaluation, management believes that FIN 48 will not have any effect on the Funds' financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Funds. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of each Fund at the following annual rates:

	Fees on Average Net Assets
	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia Global Value Fund	0.90%	0.85%	0.80%	0.75%	0.73%	0.71%
Columbia Multi-Advisor International Equity Fund	0.70%	0.65%	0.60%	0.55%	0.53%	0.51%
Columbia Marsico International Opportunities Fund	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%

For the six months ended August 31, 2007, the annualized effective investment advisory fee rates for the Funds, as a percentage of each Fund's average daily net assets, were as follows:

Effective Rate
Columbia Global Value Fund	0.90%
Columbia Multi-Advisor International Equity Fund	0.61%
Columbia Marsico International Opportunities Fund	0.80%

Sub-Advisory Fee

Brandes Investment Partners, L.P. ("Brandes") has been retained by Columbia as the investment sub-advisor to Columbia Global Value Fund. As the sub-advisor, Brandes is responsible for daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Columbia, from the investment advisory fee it receives, pays Brandes a monthly sub-advisory fee at the annual rate of 0.50% of the first $1 billion of the Fund's average daily net assets and 0.45% of the Fund's average daily net assets exceeding $1 billion.

Columbia Multi-Advisor International Equity Fund is a "multi-manager" fund, which means that it is managed by more than one sub-advisor. Causeway Capital Management LLC ("Causeway") and Marsico Capital Management, LLC ("Marsico") are co-investment sub-advisors of the Fund. Pursuant to the sub-advisory agreement, Causeway and Marsico are each entitled to receive a fee from Columbia at an annual rate of 0.43% and 0.45%, respectively, of the Fund's average daily net assets that they manage.

Marsico is an indirect, wholly owned subsidiary of Bank of America. On June 14, 2007, Thomas F. Marsico, founder and Chief Executive Officer of Marsico, announced that he and a company he controls had signed a definitive agreement to acquire Marsico from Bank of America. The transaction is expected to close during the fourth quarter of 2007, and is subject to customary client consents and other mutual fund shareholder approvals.

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International/Global Stock Funds, August 31, 2007 (Unaudited)

Marsico has also been retained by Columbia as sub-advisor to Columbia Marsico International Opportunities Fund. Columbia, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee at the annual rate of 0.45% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Funds. Under the administration agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly, based on the Funds' average daily net assets at the annual rates listed below less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below:

Administration Fee Rate
Columbia Global Value Fund	0.17%
Columbia Multi-Advisor International Equity Fund	0.17%
Columbia Marsico International Opportunities Fund	0.22%

Pricing and Bookkeeping Fees

The Funds have entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Funds. The Funds have also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus a monthly fee based on an annualized percentage rate of average daily net assets of such Fund for the month. Each Fund's aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, Columbia Multi-Advisor International Equity Fund also pays State Street a multi-manager fee of $3,000 for each investment advisor managing a portion of the Fund. The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

The Funds have entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. The Funds reimburse Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services performed in connection with Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended August 31, 2007, the total amounts paid and payable to affiliates by the Funds under these agreements were as follows:

	Amounts Paid to Affiliates	Amounts Payable to Affiliates
Columbia Global Value Fund	$7,925	$1,414
Columbia Multi-Advisor International Equity Fund	7,925	1,414
Columbia Marsico International Opportunities Fund	7,925	1,414

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

51

International/Global Stock Funds, August 31, 2007 (Unaudited)

The Transfer Agent has voluntarily agreed to waive a portion of its fees, for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) will not exceed 0.02% annually for Columbia Global Value Fund. This agreement may be modified or terminated by the Transfer Agent at any time.

For the six months ended August 31, 2007, the annualized effective transfer agent fee rates for the Funds, inclusive of out-of-pocket expenses and sub-transfer agent fees, and net of minimum account balance fees and waivers, as a percentage of each Fund's average daily net assets, were as follows:

Effective Rate
Columbia Global Value Fund	0.08%
Columbia Multi-Advisor International Equity Fund	0.03%
Columbia Marsico International Opportunities Fund	0.05%

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the initial minimum investment requirements for such accounts to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statements of Operations. For the period ended August 31, 2007, these minimum account balance fees reduced total expenses by $340, $1,551 and $1,021 for Columbia Global Value Fund, Columbia Multi-Advisor International Equity Fund and Columbia Marsico International Opportunities Fund, respectively.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, serves as distributor of the Funds' shares. For the six months ended August 31, 2007, the Distributor has retained net underwriting discounts and net CDSC fees as follows:

	Front End Sales Charge		Contingent Deferred Sales Charge
	Class A	Class A	Class B	Class C
Columbia Global Value Fund	$25	$—	$12,565	$46
Columbia Multi-Advisor International Equity Fund	6,300	—	2,911	42
Columbia Marsico International Opportunities Fund	66,663	18,646	26,493	11,415

The Trust has adopted shareholder servicing plans ("Servicing Plans") and distribution plans ("Distribution Plans") for the Class B and Class C shares of each Fund and a combined distribution and shareholder servicing plan for Class A shares of each Fund. The Trust has also adopted a distribution plan for Class R shares of Columbia Multi-Advisor International Equity Fund and Columbia Marsico International Opportunities Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

52

International/Global Stock Funds, August 31, 2007 (Unaudited)

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%
Class R Distribution Plan	0.50%	0.50%

Expense Limits and Fee Waivers

Columbia has contractually agreed to waive fees and/or reimburse expenses through June 30, 2008, so that the expenses incurred by the Funds (exclusive of distribution and service fees), will not exceed the following annual rates, based on each Fund's average daily net assets:

Annual Rate
Columbia Global Value Fund	1.40%
Columbia Marsico International Opportunities Fund	1.50%

Columbia and/or the Distributor are entitled to recover from Columbia Global Value Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause Fund's total operating expenses to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue after June 30, 2008.

At August 31, 2007, no amounts were potentially recoverable pursuant to this agreement.

Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses in the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

For the six months ended August 31, 2007, these credits reduced total expenses as follows:

Fund
Columbia Global Value Fund	$986
Columbia Multi-Advisor International Equity Fund	61
Columbia Marsico International Opportunities Fund	2,244

Fees Paid to Officers and Trustees

All officers of the Funds are employees of Columbia or its affiliates and, with the exception of the Funds' Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees fees" in the Statements of Assets and Liabilities.

53

International/Global Stock Funds, August 31, 2007 (Unaudited)

Note 5. Portfolio Information

For the six months ended August 31, 2007, the aggregate cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	Purchases	Sales
Columbia Global Value Fund	$70,677,522	$93,763,448
Columbia Multi-Advisor International Equity Fund	1,122,256,927	1,093,245,910
Columbia Marsico International Opportunities Fund	1,857,005,440	1,905,180,503

Note 6. Shares of Beneficial Interest

An unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Class B shares generally convert to Class A shares as follows:

Class B Shares Purchased:	Will Convert to Class A Shares After:
– after November 15, 1998	Eight years
– between August 1, 1997 and November 15, 1998
$0 - $249,999	Nine years
$250,000 - $499,999	Six years
$500,000 - $999,999	Five years
– before August 1, 1997	Nine years

As of August 31, 2007, the Funds had shareholders that held greater than 5% of the shares outstanding and over which BOA and/or its affiliates had investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The percentage of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Columbia Global Value Fund	26.0
Columbia Multi-Advisor International Equity Fund	81.3
Columbia Marsico International Opportunities Fund	59.4

In addition, as of August 31, 2007, Columbia Global Value Fund had one shareholder that held 22.2% of the shares outstanding over which BOA and/or its affiliates did not have investment discretion. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 7. Redemption Fees

The Funds impose a 2% redemption fee to shareholders of the Funds who redeem shares held for 60 days or less. The redemption fee is designed to offset brokerage commissions and other costs associated with short term trading of funds. The redemption fees, which are retained by the Funds, are accounted for as an addition to paid-in capital and are allocated to each class of the Funds based on the relative net assets at the time of the redemption. For the period ended August 31, 2007, the Funds received redemption fees as follows:

	Redemption Fee
	Class A	Class B	Class C	Class R	Class Z
Columbia Global Value Fund	$606	$174	$518	$—	$622
Columbia Multi-Advisor International Equity Fund	901	89	78	1	50,815
Columbia Marsico International Opportunities Fund	15,220	1,326	2,849	70	75,360

Note 8. Line of Credit

The Funds and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

54

International/Global Stock Funds, August 31, 2007 (Unaudited)

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statements of Operations.

For the six months ended August 31, 2007, the average daily loan balance outstanding on days where borrowings existed and the weighted average interest rates for the Fund that participated in this arrangement was as follows:

	Average Borrowings	Weighted Average Interest Rates
Columbia Multi-Advisor International Equity Fund	$1,000,000	5.81%

Note 9. Securities Lending

Columbia Global Value Fund commenced a securities lending program in August 2006 and may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 10. Disclosure of Significant Risks and Contingencies

Foreign Securities

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their

55

International/Global Stock Funds, August 31, 2007 (Unaudited)

applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to

56

International/Global Stock Funds, August 31, 2007 (Unaudited)

Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

57

Board Consideration and Approval of New Investment Sub-Advisory Agreement with Marsico Capital Management, LLC

Columbia Marsico International Opportunities Fund and Columbia Multi-Advisor International Equity Fund

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees of Columbia Funds Series Trust (the "Trust") (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements of the Trust and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will approve any new investment advisory or sub-advisory agreements of the Trust and annually consider renewal of such agreements. The 1940 Act also requires that an advisory agreement (including a sub-advisory agreement) of an investment company provide for automatic termination in the event of its "assignment."

At Board meetings held on August 9-10, 2007, the Board, including the Independent Trustees, unanimously approved a new investment sub-advisory agreement with Marsico Capital Management, LLC ("Marsico") in connection with the anticipated change of control of Marsico (the "Transaction") and automatic termination of the Trust's existing investment sub-advisory agreements with Marsico. Specifically, the Board approved a new investment sub-advisory agreement with Marsico on behalf of Columbia Marsico International Opportunities Fund and Columbia Multi-Advisor International Equity Fund (the "Funds"). The Funds' existing investment sub-advisory agreement with Marsico is referred to as the "Current Sub-Advisory Agreement" and the Funds' new investment sub-advisory agreement with Marsico is referred to as the "New Sub-Advisory Agreement."

The Board, including the Independent Trustees advised by their independent legal counsel and the independent fee consultant appointed pursuant to the NYAG Settlement, considered the factors and reached the conclusions described below relating to the approval of the New Sub-Advisory Agreement. The Board's review and conclusions are based on comprehensive consideration of all information presented to them and not the result of any single controlling factor.

Nature, Extent and Quality of Services. The Board received and considered information that it believed necessary to evaluate the on-going nature, extent and quality of the services provided by Marsico as well as the ability of Marsico to continue to provide those services to the Funds following the closing of the Transaction. Among other information, the Board received and considered Marsico's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about how Marsico's ownership, management, operations and finances would be structured following the Transaction, including that certain debt obligations of the parent companies of Marsico would be collateralized by security interests in Marsico's rights under the advisory and sub-advisory agreements with its clients and in equity interests that the parent companies of Marsico hold in Marsico.

The Board members noted that the Transaction is not expected to result in any significant change to the personnel who manage the Funds or in the manner in which the Funds are managed. In this regard, the Board considered that Marsico's portfolio management team and the research analysts supporting them are generally expected to remain the same after the closing of the Transaction. The Board also evaluated the ability of Marsico to continue to attract and retain qualified investment professionals, including research, advisory and supervisory personnel, following the Transaction. The Board noted Marsico's representations that its new ownership structure would allow it additional flexibility to attract and retain qualified personnel by providing employees the opportunity to obtain equity interests in an indirect parent company of Marsico.

The Board considered the effectiveness of Marsico's policies in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed Marsico's methods for allocating portfolio investment opportunities among the Funds and other clients.

Investment Performance. The Board received and considered the Funds' short-term and long-term investment performance over various periods of time as compared to both relevant indices and peer groups. The Board took note that over the short-term the Funds had underperformed their primary benchmarks and peer groups and received an explanation of

58

the factors contributing to such short-term underperformance, as well as a summary of steps being taken as part of Marsico's strategy to improve relative performance. The Board also noted that overall Marsico was delivering satisfactory performance results consistent with the long-term investment strategies being pursued by the Funds.

Sub-Advisory Fee Rates for the Funds and Other Clients. The Board considered the sub-advisory fee rates payable by Columbia Management Advisors, LLC ("CMA") to Marsico under the New Sub-Advisory Agreement, which the Board noted are the same as the sub-advisory fee rates payable under the Current Sub-Advisory Agreement. The Board also noted Marsico's undertaking not to seek to increase its sub-advisory fee rates for a two-year period following the closing of the Transaction. In addition, the Board received and reviewed information about the services and fee rates payable to Marsico by its other clients, including other registered investment companies sub-advised by Marsico. In this regard, the Board noted that, while there is a range of fee rates charged by Marsico to other sub-advised funds, Marsico's fees are paid by CMA out of CMA's advisory fees, and are not paid directly by the Funds. The Board indicated its intention to continue to monitor the range of fee rates and to take those into account from time to time in connection with its periodic review of contracts, including but not limited to its forthcoming review in October 2007.

Profitability. The Board received and considered information relating to Marsico's current and projected profitability following consummation of the Transaction. The Board noted, among other things, Marsico's statement that it anticipated that key aspects of its financial condition, such as its revenue generation and operating expenses, are not expected to change significantly in the initial years after the completion of the Transaction. The Board also noted Marsico's statement that terms relating to the debt financing for the Transaction allow Marsico to continue to operate its business soundly by using the same percentage of its revenues that it currently does to fund operating expenses and using a percentage of its remaining revenues to pay debt service.

Economies of Scale. The Board did not review specific information regarding whether there have been economies of scale with respect to management of the Funds because it regards that information as less relevant at the sub-adviser level. Rather, it reviews extensive information regarding economies of scale in the context of annually considering the Funds' investment advisory agreements with CMA for re-approval.

Other Benefits to Marsico. The Board received and considered information regarding any "fall-out" or ancillary benefits received by Marsico as a result of its relationship with the Funds. Such benefits could include, among others, benefits attributable to Marsico's relationships with the Funds (such as soft-dollar credits) and benefits potentially derived from an increase in Marsico's business as a result of the relationship with the Funds (such as the ability to market to shareholders other financial products offered by Marsico). The Board concluded that the benefits were not unreasonable.

Conclusion. No single factor was cited as determinative to the decision of the Board. Rather, after considering all of the above-described factors, including information about all material aspects of the Transaction, the Board, including the Independent Trustees, unanimously concluded that the terms of the New Sub-Advisory Agreement are fair and equitable. Accordingly, the Board unanimously approved the New Sub-Advisory Agreement on behalf of the Funds.

59

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Important Information About This Report

International/Global Stock Funds

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of International/Global Stock Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, charges and expenses for a fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about a fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA and SIPC. Columbia Management Distributors, Inc. is part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

61

International/Global Stock Funds

Semiannual Report – August 31, 2007

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/135305-0807 (10/07) 07/45449

Index Funds

Semiannual Report – August 31, 2007

■	Columbia Large Cap Index Fund

■	Columbia Large Cap Enhanced Core Fund

■	Columbia Mid Cap Index Fund

■	Columbia Small Cap Index Fund

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

Every six months, you receive a shareholder report for your Columbia Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format.

We know that for many investors, the information contained in shareholder reports can seem very technical, so we would like to take this opportunity to walk you through some of the sections in the beginning of your shareholder report, explain their purpose and point out some of the highlights we think you’ll find useful. In future reports, we will discuss how to use the financial statements in your shareholder reports.

Performance Information

One of the first sections in your shareholder report is the Performance Information section, which contains several tables that illustrate how your fund has performed over time. These tables can be very useful for evaluating how your fund has performed, though it’s important to remember that past performance is not an indicator of future results.

Understanding Your Expenses

This section explains the costs associated with your Columbia Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your fund.

You can use the information to estimate the expenses you paid over the reporting period. You will need your account balance at the end of the period, which can be found by checking your most recent account statement, logging onto your account at www.columbiafunds.com, calling our service center at 800.345.6611 or contacting your financial advisor. Once you have your balance, the section explains how to calculate your estimated expenses step by step.

Portfolio Manager’s Report

The Portfolio Manager’s Report is where you will find your portfolio manager’s thoughts on what happened during the reporting period. Commentary from your portfolio manager(s) includes a summary of the fund’s performance, along with a comparison of the fund’s performance versus the relevant peer group and benchmark indices.

The portfolio manager will also discuss market conditions that impacted the fund, as well as the investment strategy during the period. Please note: In semi-annual reports, the portfolio manager’s comments are included in the Fund Profile section.

Other Information

Every shareholder report includes a page containing “Important Information About Your Fund,” which includes instructions for requesting additional copies of the shareholder report, as well as contact information for the fund’s Transfer Agent, Distributor and Investment Advisor.

Annual reports contain additional information, such as an independent registered public accounting firm’s report and biographies of the fund’s trustees and officers. This information is not included in semiannual reports.

Shareholder reports can be delivered to you electronically through our eDelivery service. Using eDelivery can help your fund save money while at the same time preserve precious natural resources. For even more information about your fund, visit our Web site at www.columbiafunds.com. There you will find prospectuses, shareholder reports and fund fact sheets for all of the funds in the Columbia Funds family.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Fund Profile – Columbia Large Cap Index Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return

as of 08/31/07

+5.52% Class A shares

+5.70% S&P 500 Index

Morningstar Style Box

Style

Summary

■

For the six-month period that ended August 31, 2007, Columbia Large Cap Index Fund Class A shares returned 5.52%. The fund’s benchmark the, S&P 500 Index returned 5.70%.[1] The average return of its peer group, the Lipper S&P 500 Index Objective Funds Classification was 5.42%.[2] The fund seeks to approximate the benchmark weights of securities, industries and sectors represented in the S&P 500 Index. As such, its return was in line with the return of the index, after fees and expenses, which the index does not incur.

■

Exxon Mobil Corp., Chevron Corp., Apple, Inc., General Electric Co. and Schlumberger Ltd. were the largest individual contributors to fund performance for the period.[3] Energy, technology and industrials were the best-performing index sectors, with returns of 25%, 15% and 10%, respectively. Yahoo!, Inc., Wal-Mart Stores, Inc., Countrywide Financial Corp., JPMorgan Chase & Co. and Amgen, Inc. were the largest detractors from performance for the period. Utilities, consumer discretionary and financials sectors had the weakest showing for the period. Utilities managed a 2% return, while consumer discretionary and financials returned negative 2% and negative 5%, respectively.

■

Looking ahead, we believe that both market fundamentals and economic factors favor large-cap companies. In a period of slower economic and corporate profit growth, larger companies are less levered to the downside than smaller companies. With continued favorable global economic prospects, larger companies, with higher proportions of foreign exposure, are generally better positioned to participate in these developments. Many investors find dividends desirable, and larger companies may be better positioned to deliver dividend increases.

Portfolio Management

Vikram Kuriyan has managed Columbia Large Cap Index Fund since January 2000. Mr. Kuriyan is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

[1]

The S&P 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

[3]

Holdings are disclosed as a percentage of net assets on August 31, 2007, and are subject to change: Exxon Mobil Corp. (3.6%), Chevron Corp. (1.4%), Apple, Inc. (0.9%), General Electric Co. (3.0%), Schlumberger Ltd. (0.9%), Yahoo!, Inc. (0.2%), Wal-Mart Stores, Inc. (0.8%), Countrywide Financial Corp. (0.1%), JPMorgan Chase & Co. (1.1%) and Amgen, Inc. (0.4%)

The Morningstar Style Box™ reveals a fund’s investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows a fund’s investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond’s duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar’s database as of month-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 08/31/2007.

1

Performance Information – Columbia Large Cap Index Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.45
Class B	1.20
Class Z	0.20

Annual operating expense ratio after contractual waivers (%)*

Class A	0.39
Class B	1.14
Class Z	0.14

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund’s prospectus that is current as of the date of this report. The contractual waiver expires 06/30/08. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/07 ($)
Class A	28.54
Class B	28.52
Class Z	28.74

Distributions declared per share

03/01/07 – 08/31/07 ($)
Class A	0.03
Class B	0.00
Class Z	0.09

Performance of a $10,000 investment 09/01/97 – 08/31/07 ($)

Sales charge	without	with
Class A	18,221	n/a
Class B	17,962	17,962
Class Z	18,734	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Large Cap Index Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Average annual total return as of 08/31/07 (%)

Share class	A	B		Z
Inception	10/10/95	09/23/05		12/15/93
Sales charge	without	without	with	without
6-month (cumulative)	5.52	5.08	0.08	5.65
1-year	14.73	13.86	8.86	15.00
5-year	11.53	11.21	10.95	11.80
10-year	6.18	6.03	6.03	6.48

Average annual total return as of 09/30/07 (%)

Share class	A	B		Z
Sales charge	without	without	with	without
6-month (cumulative)	8.24	7.84	2.84	8.43
1-year	16.04	15.14	10.14	16.35
5-year	14.96	14.62	14.39	15.26
10-year	6.01	5.85	5.85	6.30

The “with sales charge” returns include the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class A shares are sold at net asset value. Class Z shares are sold at net asset value (“NAV”) with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Class B shares commenced operations on September 23, 2005 and have no performance prior to that date. The performance shown for Class B shares prior to their inception date is that of Class A shares. If Class B share fees and expenses were included, performance would be lower.

2

Understanding Your Expenses – Columbia Large Cap Index Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
1.	Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

A minimum account balance fee of $20 that is charged once per year may be assessed if the value of your account falls below the minimum initial investment applicable to you. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/07 – 08/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,027.75	1,023.18	1.99	1.98	0.39
Class B	1,000.00	1,000.00	1,025.54	1,019.41	5.80	5.79	1.14
Class Z	1,000.00	1,000.00	1,028.40	1,024.43	0.71	0.71	0.14

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

3

Fund Profile – Columbia Large Cap Enhanced Core Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return

as of 08/31/07

+4.87% Class A shares

+5.70% S&P 500 Index

Morningstar Style Box

Style

Summary

■

For the six-month period that ended August 31, 2007, Columbia Large Cap Enhanced Core Fund Class A shares returned 4.87%. That was less than the 5.70% return of its benchmark, the S&P 500 Index.[1] The average return of the fund’s peer group, the Lipper Large-Cap Core Funds Classification, was 5.49%.[2]

■

The portfolio’s performance came under pressure as a result of a combination of factors over the period. We believe that some market participants that had borrowed capital denominated in yen and leveraged the purchase of sub-prime debt found themselves squeezed when the yen rallied and sub-prime marketability evaporated. In response, they sought to reduce their leverage, in part, by selling publicly-traded equities. An old adage came into play: when you can’t sell what you want, you sell what you can—and publicly-traded equities provided a quick means of reducing leverage. In this environment, hedge funds that operated using leveraged, long-short market neutral equity portfolios exerted significant downward pressure on quantitative strategies, such as ours, that focus on fundamental factors, such as quality and valuation. Reducing leverage required the sale of long-held stocks (the ones that are generally considered attractive) and simultaneous purchase of stocks sold short (the ones generally considered unattractive). This generated a perverse result: “good” stocks went down and less attractive stocks rose. In addition, we believe that the market is undergoing a sentiment shift from value to growth. Both factors had a negative impact on the fund’s performance during the period.

■

From a more detailed perspective, we lost ground on certain health care and financials positions. Forest Laboratories, Inc., which was overweight relative to the benchmark, slid nearly 30%, and King Pharmaceuticals, Inc. declined, 20% (1.2% and 0.5% of net assets, respectively). Goldman Sachs Group, Inc. and Merrill Lynch & Co., Inc. (1.2% and 1.1% of net assets, respectively), both overweights, lost more than 10%. In the materials sector, we did not fully participate in the strong gains recorded by certain companies that were either underweighted or not included in the portfolio.

■

On the positive side, the portfolio’s technology stocks performed well. A decision to overweight Cisco Systems, Inc. and Oracle Corp. (2.0% and 0.9% of net assets, respectively), which both rose more than 20% during the period, was rewarded. An underweight in Yahoo!, Inc. (no longer in the portfolio) was well-timed as the stock declined approximately 25%. In the industrials sector, the portfolio was overweight in Cummins, Inc. (0.02% of net assets), Ingersoll-Rand Co., Ltd. (no longer in the portfolio) and Parker Hannifin Corp. (0.4% of net assets), which rose 97%, 18% and 13%, respectively.

■

The market’s appetite for risk has shrunk dramatically. As a result, certain weaker and more speculative participants have been purged from the landscape. However, we remain confident that our fundamental quantitative approach to stock selection remains effective, and we will continue to focus on identifying attractive stocks selling at reasonable prices.

Portfolio Management

Vikram Kuriyan has managed Columbia Large Cap Enhanced Core Fund since January 2000. Mr. Kuriyan is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

[1]

The S&P 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

The Morningstar Style Box™ reveals a fund’s investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows a fund’s investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond’s duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar’s database as of month-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 08/31/2007.

4

Performance Information – Columbia Large Cap Enhanced Core Fund

Performance of a $10,000 investment 09/01/97 – 08/31/07 ($)
Class A	18,535
Class R	18,452
Class Z	19,030

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Large Cap Enhanced Core Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Average annual total return as of 08/31/07 (%)

Share class	A	R	Z
Inception	07/31/96	01/23/06	07/31/96
6-month (cumulative)	4.87	4.73	5.01
1-year	14.65	14.37	14.99
5-year	12.18	12.08	12.47
10-year	6.37	6.32	6.65

Average annual total return as of 09/30/07 (%)
Share class	A	R	Z
6-month (cumulative)	7.42	7.35	7.56
1-year	15.59	15.31	15.85
5-year	15.77	15.66	16.05
10-year	6.15	6.11	6.43

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.83
Class R	1.08
Class Z	0.58

Annual operating expense ratio after contractual waivers (%)*

Class A	0.75
Class R	1.00
Class Z	0.50

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund’s prospectus that is current as of the date of this report. The contractual waiver expires 06/30/08. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/07 ($)
Class A	14.91
Class R	14.89
Class Z	14.92

Distributions declared per share

03/01/07 – 08/31/07 ($)
Class A	0.39
Class R	0.39
Class Z	0.42

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Class R shares and class Z shares, each sold at net asset value (NAV), have limited eligibility and the investment minimum requirements may vary. Class R shares commenced operations on January 23, 2006 and have no performance prior to that date. Performance prior to January 23, 2006 is that of class A shares at NAV, which reflect 12b-1 fees of 0.25%. If Class R fees and expenses were included, performance would be lower. Only eligible investors may purchase Class R and Class Z shares of the fund, directly or by exchange. Please see the fund’s prospectus for eligibility and other details.

5

Understanding Your Expenses – Columbia Large Cap Enhanced Core Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
1.	Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

A minimum account balance fee of $20 that is charged once per year may be assessed if the value of your account falls below the minimum initial investment applicable to you. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/07 – 08/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,024.48	1,021.37	3.82	3.81	0.75
Class R	1,000.00	1,000.00	1,023.78	1,020.11	5.09	5.08	1.00
Class Z	1,000.00	1,000.00	1,025.19	1,022.62	2.55	2.54	0.50

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

6

Fund Profile – Columbia Mid Cap Index Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/07

+3.47% Class A shares

+3.59% S&P MidCap 400 Index

Morningstar Style Box

Style

Summary

■

For the six-month period that ended August 31, 2007, Columbia Mid Cap Index Fund Class A shares returned 3.47%. The fund’s benchmark, the S&P MidCap 400 Index returned 3.59%.[1] The average return of the fund’s peer group, the Lipper Mid-Cap Core Funds Classification was 3.36%.[2] The fund seeks to approximate the benchmark weights of securities, industries and sectors represented in the S&P MidCap 400 Index. As such, its return was in line with the return of the index, before fees and expenses, which the index does not incur.

■

The best-performing sectors for the index for the period were energy, which rose approximately 15%, industrials and telecommunications, both of which rose 10%. While there were no material deviations from the security weights in the index, Precision Castparts Corp. (no longer in the portfolio), Intuitive Surgical, Inc., GameStop Corp., Lyondell Chemical Co. and Cameron International Corp. had the most positive impact on performance (0.7%, 0.7%, 0.8% and 0.8% of net assets, respectively).

■

The worst performing sectors for the index for the period were utilities, consumer discretionary and financials, which declined 1%, 5% and 6%, respectively. Beazer Homes USA, Inc., Fidelity National Financial, Inc., PMI Group, Inc., Sepracor, Inc. and Radian Group, Inc. were the biggest detractors from performance for the period (0.04%, 0.3%, 0.2%, 0.3% and 0.1% of net assets, respectively).

Portfolio Management

Vikram Kuriyan has managed Columbia Mid Cap Index Fund since January 2000. Mr. Kuriyan is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investing in mid-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

[1]

The S&P MidCap 400 Index is a market capitalization weighted index that tracks the performance of 400 mid-cap US companies. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

The Morningstar Style Box™ reveals a fund’s investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows a fund’s investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond’s duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar’s database as of month-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 08/31/2007.

7

Performance Information – Columbia Mid Cap Index Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.48
Class Z	0.23

Annual operating expense ratio after contractual waivers (%)*

Class A	0.39
Class Z	0.14

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund’s prospectus that is current as of the date of this report. The contractual waiver expires 06/30/08. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/07 ($)
Class A	12.72
Class Z	12.71

Distributions declared per share

03/01/07 – 08/31/07 ($)
Class A	0.34
Class Z	0.36

Performance of a $10,000 investment since inception – 08/31/07 ($)

Class A	19,040
Class Z	18,463

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Mid Cap Index Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Average annual total return as of 08/31/07 (%)

Share class	A	Z
Inception	05/31/00	03/31/00
6-month (cumulative)	3.47	3.55
1-year	16.16	16.36
5-year	15.12	15.42
Since inception	9.29	8.62

Average annual total return as of 09/30/07 (%)

Share class	A	Z
6-month (cumulative)	4.74	4.91
1-year	18.35	18.65
5-year	17.70	18.00
Since inception	9.56	8.90

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class A shares are sold at net asset value. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

8

Understanding Your Expenses – Columbia Mid Cap Index Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
1.	Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

A minimum account balance fee of $20 that is charged once per year may be assessed if the value of your account falls below the minimum initial investment applicable to you. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/07 – 08/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,017.44	1,023.18	1.98	1.98	0.39
Class Z	1,000.00	1,000.00	1,017.85	1,024.43	0.71	0.71	0.14

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

9

Fund Profile – Columbia Small Cap Index Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/07

+3.30% Class A shares

+3.45% S&P SmallCap 600 Index

Morningstar Style Box

Style

Summary

■

For the six-month period that ended August 31, 2007, Columbia Small Cap Index Fund Class A shares returned 3.30%. The fund’s benchmark, the S&P SmallCap 600 Index returned 3.45%.[1] The average return of the fund’s peer group, the Lipper Small-Cap Core Funds Classification was 1.25%.[2] The fund seeks to approximate the benchmark weights of securities, industries and sectors represented in the S&P SmallCap 600 Index. As such, its return was in line with the return of the index, before fees and expenses, which the index does not incur.

■

The best-performing sectors in the index were technology, industrials and energy, all of which rose approximately 10% during the period. While there are no material deviations from security weights relative to the index, CROCS, Inc., Varian Semiconductor Equipment Associates, Inc., Chaparral Steel Co., Oceaneering International, Inc. and Shaw Group, Inc. made the most significant positive contributions to performance for the six-month period (0.7%, 0.8%, 0.7%, 0.6% and 0.7% of net assets, respectively).

■

The worst-performing index sectors were utilities, consumer discretionary, and financials, which lost 2%, 5% and 10%, respectively. New Century Financial Corp. (no longer in the portfolio), Panera Bread Co., Children’s Place Retail Stores, Inc., Kilroy Realty Corp., and Standard Pacific Corp. were the most significant detractors from positive performance for the period (0.2%, 0.1%, 0.3% and 0.1% of net assets, respectively).

Portfolio Management

Vikram Kuriyan has managed Columbia Small Cap Index Fund since January 2000. Mr. Kuriyan is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investing in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

[1]

The S&P SmallCap 600 Index tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P SmallCap 600 Index is heavily weighted with the stocks of companies with small market capitalizations. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

The Morningstar Style Box™ reveals a fund’s investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows the fund’s investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond’s duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar’s database as of month-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 08/31/2007.

10

Performance Information – Columbia Small Cap Index Fund

Performance of a $10,000 investment 09/01/97 – 08/31/07 ($)
Class A	22,938
Class Z	23,557

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Small Cap Index Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Average annual total return as of 08/31/07 (%)

Share class	A	Z
Inception	10/15/96	10/15/96
6-month (cumulative)	3.30	3.42
1-year	13.86	14.17
5-year	16.31	16.60
10-year	8.66	8.95

Average annual total return as of 09/30/07 (%)

Share class	A	Z
6-month (cumulative)	3.12	3.24
1-year	14.56	14.81
5-year	18.16	18.45
10-year	8.11	8.39

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.45
Class Z	0.20

Annual operating expense ratio after contractual waivers (%)*

Class A	0.45
Class Z	0.20

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund’s prospectus that is current as of the date of this report. The contractual waiver expires 06/30/08. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/07 ($)
Class A	22.19
Class Z	22.28

Distributions declared per share

03/01/07 – 08/31/07 ($)
Class A	0.76
Class Z	0.78

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class A shares are sold at net asset value. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

11

Understanding Your Expenses – Columbia Small Cap Index Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
1.	Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

A minimum account balance fee of $20 that is charged once per year may be assessed if the value of your account falls below the minimum initial investment applicable to you. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00 which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/07 – 08/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,016.59	1,022.87	2.28	2.29	0.45
Class Z	1,000.00	1,000.00	1,017.19	1,024.13	1.01	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

12

Financial Statements – Index Funds

August 31, 2007 (Unaudited)

A guide to understanding your fund’s financial statements

Investment Portfolio	The investment portfolio details all of the fund’s holdings and their values as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund’s liabilities (including any unpaid expenses) from the total of the fund’s investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. This statement also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. This statement also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the fund’s net asset value per share was affected by the fund’s operating results. The financial highlights table also discloses performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

13

Investment Portfolio – Columbia Large Cap Index Fund

August 31, 2007 (Unaudited)

Common Stocks – 98.3%

	Shares	Value ($)
Consumer Discretionary – 9.6%
Auto Components – 0.2%
Goodyear Tire & Rubber Co. (a)(b)	41,630	1,151,486
Johnson Controls, Inc.	39,820	4,503,642

Auto Components Total		5,655,128

Automobiles – 0.4%
Ford Motor Co. (a)(b)	419,025	3,272,585
General Motors Corp. (b)	114,220	3,511,123
Harley-Davidson, Inc.	51,985	2,796,273

Automobiles Total		9,579,981

Distributors – 0.1%
Genuine Parts Co.	34,405	1,709,240

Distributors Total		1,709,240

Diversified Consumer Services – 0.1%
Apollo Group, Inc., Class A (a)	28,240	1,656,841
H&R Block, Inc. (b)	65,180	1,293,171

Diversified Consumer Services Total		2,950,012

Hotels, Restaurants & Leisure – 1.5%
Carnival Corp.	89,390	4,075,290
Darden Restaurants, Inc.	28,550	1,187,680
Harrah’s Entertainment, Inc.	37,655	3,229,669
Hilton Hotels Corp.	78,740	3,618,103
International Game Technology, Inc.	67,170	2,563,879
Marriott International, Inc., Class A	66,340	2,946,823
McDonald’s Corp.	241,090	11,873,682
Starbucks Corp. (a)	149,560	4,120,378
Starwood Hotels & Resorts Worldwide, Inc.	43,425	2,654,136
Wendy’s International, Inc.	17,595	578,700
Wyndham Worldwide Corp.	36,800	1,173,920
Yum! Brands, Inc.	105,850	3,463,412

Hotels, Restaurants & Leisure Total		41,485,672

Household Durables – 0.5%
Black & Decker Corp.	13,325	1,155,944
Centex Corp. (b)	24,085	696,297
D.R. Horton, Inc. (b)	55,220	834,374
Fortune Brands, Inc.	30,825	2,561,249
Harman International Industries, Inc.	13,200	1,496,748
KB Home (b)	15,490	469,967
Leggett & Platt, Inc. (b)	35,770	729,708
Lennar Corp., Class A	28,100	794,387
Newell Rubbermaid, Inc.	56,360	1,453,524
Pulte Homes, Inc. (b)	42,890	713,690
Snap-On, Inc.	11,660	571,107

	Shares	Value ($)
Stanley Works	16,850	956,069
Whirlpool Corp. (b)	15,969	1,539,571

Household Durables Total		13,972,635

Internet & Catalog Retail – 0.2%
Amazon.com, Inc. (a)	62,800	5,018,348
IAC/InterActiveCorp (a)	44,100	1,225,539

Internet & Catalog Retail Total		6,243,887

Leisure Equipment & Products – 0.2%
Brunswick Corp. (b)	18,255	459,113
Eastman Kodak Co. (b)	58,050	1,548,194
Hasbro, Inc.	32,215	908,785
Mattel, Inc.	79,420	1,717,855

Leisure Equipment & Products Total		4,633,947

Media – 3.2%
CBS Corp., Class B	147,925	4,661,117
Clear Channel Communications, Inc.	100,275	3,736,247
Comcast Corp., Class A (a)	628,409	16,395,191
DIRECTV Group, Inc. (a)	155,700	3,632,481
Dow Jones & Co., Inc.	13,225	780,936
EW Scripps Co. (b)	16,800	690,480
Gannett Co., Inc.	47,430	2,229,210
Interpublic Group of Companies, Inc. (a)(b)	94,654	1,036,461
McGraw-Hill Companies, Inc.	69,350	3,499,401
Meredith Corp.	7,870	439,933
New York Times Co., Class A (b)	29,050	638,519
News Corp., Class A	470,340	9,514,978
Omnicom Group, Inc.	66,710	3,397,540
Time Warner, Inc.	764,485	14,509,925
Tribune Co. (b)	17,041	469,480
Viacom, Inc., Class B (a)	139,125	5,489,873
Walt Disney Co.	400,160	13,445,376

Media Total		84,567,148

Multiline Retail – 1.0%
Big Lots, Inc. (a)(b)	22,095	657,768
Dillard’s, Inc., Class A (b)	12,325	292,596
Family Dollar Stores, Inc.	30,490	892,747
J.C. Penney Co., Inc.	45,470	3,126,517
Kohl’s Corp. (a)	65,105	3,860,727
Macy’s, Inc.	92,768	2,942,601
Nordstrom, Inc.	45,280	2,177,968
Sears Holdings Corp. (a)(b)	16,590	2,381,660
Target Corp.	171,950	11,336,663

Multiline Retail Total		27,669,247

See Accompanying Notes to Financial Statements.

14

Columbia Large Cap Index Fund

August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Consumer Discretionary (continued)
Specialty Retail – 1.8%
Abercrombie & Fitch Co., Class A (b)	17,800	1,400,860
AutoNation, Inc. (a)(b)	30,525	579,365
Autozone, Inc. (a)(b)	9,685	1,174,694
Bed Bath & Beyond, Inc. (a)	55,325	1,916,458
Best Buy Co., Inc. (b)	81,725	3,591,814
Circuit City Stores, Inc. (b)	27,920	303,770
Gap, Inc.	107,080	2,008,821
Home Depot, Inc. (b)	398,615	15,270,941
Limited Brands, Inc. (b)	69,115	1,600,703
Lowe’s Companies, Inc.	303,890	9,438,823
Office Depot, Inc. (a)	55,840	1,365,288
OfficeMax, Inc.	15,175	539,016
RadioShack Corp. (b)	27,365	650,466
Sherwin-Williams Co.	22,135	1,527,536
Staples, Inc.	144,462	3,430,972
Tiffany & Co.	27,575	1,415,425
TJX Companies, Inc.	91,905	2,802,183

Specialty Retail Total		49,017,135

Textiles, Apparel & Luxury Goods – 0.4%
Coach, Inc. (a)	74,940	3,337,078
Jones Apparel Group, Inc.	22,020	422,564
Liz Claiborne, Inc. (b)	21,105	721,158
NIKE, Inc., Class B	76,530	4,311,700
Polo Ralph Lauren Corp.	12,400	936,696
V.F. Corp.	18,005	1,437,699

Textiles, Apparel & Luxury Goods Total		11,166,895

Consumer Discretionary Total		258,650,927

Consumer Staples – 9.3%
Beverages – 2.1%
Anheuser-Busch Companies, Inc.	153,395	7,577,713
Brown-Forman Corp., Class B (b)	15,865	1,135,300
Coca-Cola Co. (b)	405,835	21,825,806
Coca-Cola Enterprises, Inc.	56,310	1,341,304
Constellation Brands, Inc., Class A (a)(b)	38,970	942,295
Molson Coors Brewing Co., Class B	9,525	852,107
Pepsi Bottling Group, Inc.	26,570	919,056
PepsiCo, Inc.	328,910	22,375,747

Beverages Total		56,969,328

Food & Staples Retailing – 2.3%
Costco Wholesale Corp.	90,205	5,570,159
CVS Caremark Corp.	311,744	11,790,158
Kroger Co.	142,925	3,798,947

	Shares	Value ($)
Safeway, Inc.	89,200	2,830,316
SUPERVALU, Inc. (b)	41,946	1,768,024
Sysco Corp.	124,795	4,165,657
Wal-Mart Stores, Inc.	489,580	21,360,375
Walgreen Co.	202,150	9,110,900
Whole Foods Market, Inc. (b)	28,500	1,261,410

Food & Staples Retailing Total		61,655,946

Food Products – 1.4%
Archer-Daniels-Midland Co.	131,780	4,440,986
Campbell Soup Co.	43,830	1,654,582
ConAgra Foods, Inc.	100,600	2,586,426
Dean Foods Co.	26,300	706,418
General Mills, Inc.	69,900	3,906,012
H.J. Heinz Co.	65,635	2,959,482
Hershey Co. (b)	34,575	1,607,738
Kellogg Co.	50,560	2,777,261
Kraft Foods, Inc., Class A	323,900	10,384,234
McCormick & Co., Inc.	26,285	942,054
Sara Lee Corp.	148,360	2,465,743
Tyson Foods, Inc., Class A	51,100	1,101,205
Wm. Wrigley Jr. Co.	43,575	2,538,244

Food Products Total		38,070,385

Household Products – 2.1%
Clorox Co.	30,650	1,832,870
Colgate-Palmolive Co.	103,315	6,851,851
Kimberly-Clark Corp.	86,170	5,919,017
Procter & Gamble Co.	635,946	41,533,633

Household Products Total		56,137,371

Personal Products – 0.2%
Avon Products, Inc.	88,605	3,043,582
Estee Lauder Companies, Inc., Class A (b)	23,800	989,842

Personal Products Total		4,033,424

Tobacco – 1.2%
Altria Group, Inc.	424,715	29,479,468
Reynolds American, Inc. (b)	34,540	2,283,785
UST, Inc. (b)	32,340	1,593,715

Tobacco Total		33,356,968

Consumer Staples Total		250,223,422

Energy – 11.0%
Energy Equipment & Services – 2.3%
Baker Hughes, Inc.	64,670	5,423,226
BJ Services Co.	59,280	1,470,737
ENSCO International, Inc. (b)	30,100	1,632,022
Halliburton Co.	184,570	6,384,276
Nabors Industries Ltd. (a)(b)	56,850	1,682,191

See Accompanying Notes to Financial Statements.

15

Columbia Large Cap Index Fund

August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Energy (continued)
Energy Equipment & Services (continued)
National-Oilwell Varco, Inc. (a)	35,880	4,592,640
Noble Corp.	54,220	2,660,033
Rowan Companies, Inc.	22,305	837,330
Schlumberger Ltd.	238,050	22,971,825
Smith International, Inc.	40,500	2,713,905
Transocean, Inc. (a)	58,230	6,119,391
Weatherford International Ltd. (a)	68,100	3,975,678

Energy Equipment & Services Total		60,463,254

Oil, Gas & Consumable Fuels – 8.7%
Anadarko Petroleum Corp.	93,680	4,588,447
Apache Corp.	66,841	5,172,157
Chesapeake Energy Corp. (b)	82,700	2,667,902
Chevron Corp.	434,011	38,088,805
ConocoPhillips	330,067	27,029,187
CONSOL Energy, Inc.	36,800	1,467,584
Devon Energy Corp.	89,780	6,761,332
El Paso Corp.	141,360	2,243,383
EOG Resources, Inc.	49,390	3,326,910
Exxon Mobil Corp.	1,137,570	97,523,876
Hess Corp.	55,120	3,382,714
Marathon Oil Corp.	138,482	7,462,795
Murphy Oil Corp.	38,000	2,315,720
Occidental Petroleum Corp.	168,410	9,547,163
Peabody Energy Corp. (b)	53,500	2,274,285
Spectra Energy Corp.	127,643	2,967,700
Sunoco, Inc.	24,500	1,791,930
Valero Energy Corp.	110,860	7,595,019
Williams Companies, Inc.	120,935	3,748,985
XTO Energy, Inc.	77,415	4,208,279

Oil, Gas & Consumable Fuels Total		234,164,173

Energy Total		294,627,427

Financials – 19.7%
Capital Markets – 3.2%
American Capital Strategies Ltd. (b)	35,600	1,469,924
Ameriprise Financial, Inc.	47,545	2,900,720
Bank of New York Mellon Corp.	228,090	9,221,679
Bear Stearns Companies, Inc.	24,045	2,612,730
Charles Schwab Corp.	190,655	3,774,969
E*TRADE Financial Corp. (a)	86,250	1,343,775
Federated Investors, Inc., Class B	17,890	628,118
Franklin Resources, Inc.	33,270	4,383,988
Goldman Sachs Group, Inc.	82,475	14,516,425
Janus Capital Group, Inc. (b)	35,450	942,616

	Shares	Value ($)
Legg Mason, Inc.	26,600	2,309,412
Lehman Brothers Holdings, Inc.	107,570	5,898,063
Merrill Lynch & Co., Inc.	175,835	12,959,039
Morgan Stanley	212,835	13,274,519
Northern Trust Corp.	38,135	2,343,777
State Street Corp.	80,070	4,913,095
T. Rowe Price Group, Inc.	53,640	2,752,805

Capital Markets Total		86,245,654

Commercial Banks – 3.7%
BB&T Corp.	109,605	4,354,607
Comerica, Inc.	31,465	1,755,118
Commerce Bancorp, Inc. (b)	38,600	1,417,778
Compass Bancshares, Inc. (b)	26,620	1,739,617
Fifth Third Bancorp	111,075	3,964,267
First Horizon National Corp. (b)	25,370	778,352
Huntington Bancshares, Inc.	73,690	1,268,205
KeyCorp	79,245	2,638,859
M&T Bank Corp.	15,330	1,623,140
Marshall & Ilsley Corp.	52,285	2,285,377
National City Corp.	116,300	3,129,633
PNC Financial Services Group, Inc.	69,660	4,901,974
Regions Financial Corp.	142,305	4,454,147
SunTrust Banks, Inc.	71,970	5,667,637
Synovus Financial Corp.	66,065	1,824,715
U.S. Bancorp	351,150	11,359,702
Wachovia Corp.	386,432	18,927,439
Wells Fargo & Co.	674,450	24,644,403
Zions Bancorporation	22,240	1,570,144

Commercial Banks Total		98,305,114

Consumer Finance – 1.0%
American Express Co.	240,025	14,070,266
Capital One Financial Corp.	83,405	5,392,967
Discover Financial Services (a)	106,417	2,462,489
SLM Corp. (a)	82,510	4,148,603

Consumer Finance Total		26,074,325

Diversified Financial Services – 5.0%
Bank of America Corp. (c)	896,134	45,416,071
CIT Group, Inc.	38,760	1,456,213
Citigroup, Inc.	998,885	46,827,729
CME Group, Inc.	11,200	6,213,760
JPMorgan Chase & Co.	689,817	30,710,653
Leucadia National Corp. (b)	33,200	1,473,416
Moody’s Corp. (b)	46,410	2,127,898

Diversified Financial Services Total		134,225,740

Insurance – 4.4%
ACE Ltd.	65,750	3,797,720
AFLAC, Inc.	98,760	5,264,896

See Accompanying Notes to Financial Statements.

16

Columbia Large Cap Index Fund

August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Financials (continued)
Insurance (continued)
Allstate Corp.	122,675	6,716,456
Ambac Financial Group, Inc. (b)	20,580	1,292,836
American International Group, Inc.	523,915	34,578,390
Aon Corp.	59,330	2,570,176
Assurant, Inc. (b)	20,000	1,030,800
Chubb Corp.	81,090	4,146,132
Cincinnati Financial Corp.	34,622	1,458,971
Genworth Financial, Inc., Class A	89,400	2,590,812
Hartford Financial Services Group, Inc.	63,950	5,685,794
Lincoln National Corp.	54,672	3,328,431
Loews Corp.	89,995	4,230,665
Marsh & McLennan Companies, Inc. (b)	112,165	2,989,197
MBIA, Inc. (b)	26,435	1,586,100
MetLife, Inc.	149,750	9,591,487
Principal Financial Group, Inc.	54,050	2,999,235
Progressive Corp.	148,640	3,023,338
Prudential Financial, Inc.	94,475	8,481,965
SAFECO Corp.	21,460	1,245,109
Torchmark Corp.	19,330	1,189,955
Travelers Companies, Inc.	134,056	6,775,190
Unum Group	72,925	1,784,475
XL Capital Ltd., Class A	37,550	2,861,310

Insurance Total		119,219,440

Real Estate Investment Trusts (REITs) – 1.2%
Apartment Investment & Management Co., Class A (b)	19,640	877,908
Archstone-Smith Trust	45,060	2,649,528
AvalonBay Communities, Inc.	16,100	1,841,518
Boston Properties, Inc.	24,000	2,401,680
Developers Diversified Realty Corp.	25,200	1,347,696
Equity Residential Property Trust	58,760	2,364,503
General Growth Properties, Inc.	49,400	2,455,674
Host Hotels & Resorts, Inc.	105,400	2,349,366
Kimco Realty Corp.	45,800	1,961,156
Plum Creek Timber Co., Inc. (b)	35,670	1,495,643
ProLogis	51,795	3,115,987
Public Storage, Inc.	24,800	1,879,344
Simon Property Group, Inc.	45,125	4,283,265
Vornado Realty Trust	26,400	2,813,976

Real Estate Investment Trusts (REITs) Total		31,837,244

Real Estate Management & Development – 0.0%
CB Richard Ellis Group, Inc., Class A (a)(b)	37,900	1,118,808

Real Estate Management & Development Total		1,118,808

	Shares	Value ($)
Thrifts & Mortgage Finance – 1.2%
Countrywide Financial Corp. (b)	119,798	2,377,990
Fannie Mae	196,515	12,893,349
Freddie Mac	133,630	8,232,944
Hudson City Bancorp, Inc. (b)	97,800	1,390,716
MGIC Investment Corp. (b)	16,815	507,140
Sovereign Bancorp, Inc. (b)	72,918	1,318,358
Washington Mutual, Inc. (b)	179,497	6,591,130

Thrifts & Mortgage Finance Total		33,311,627

Financials Total		530,337,952

Health Care – 11.5%
Biotechnology – 1.1%
Amgen, Inc. (a)	219,577	11,003,003
Biogen Idec, Inc. (a)	57,722	3,683,818
Celgene Corp. (a)(b)	76,700	4,924,907
Genzyme Corp. (a)	53,080	3,312,723
Gilead Sciences, Inc. (a)	188,680	6,862,292

Biotechnology Total		29,786,743

Health Care Equipment & Supplies – 1.7%
Bausch & Lomb, Inc. (b)	11,010	695,832
Baxter International, Inc.	131,555	7,203,952
Becton, Dickinson & Co.	49,480	3,806,991
Boston Scientific Corp. (a)	239,587	3,073,901
C.R. Bard, Inc.	20,855	1,739,098
Covidien Ltd. (a)	100,076	3,986,027
Hospira, Inc. (a)	31,432	1,214,847
Medtronic, Inc.	232,530	12,286,885
St. Jude Medical, Inc. (a)	68,350	2,978,010
Stryker Corp.	60,300	4,028,040
Varian Medical Systems, Inc. (a)	25,700	1,038,023
Zimmer Holdings, Inc. (a)	47,805	3,744,566

Health Care Equipment & Supplies Total		45,796,172

Health Care Providers & Services – 2.2%
Aetna, Inc.	104,300	5,309,913
AmerisourceBergen Corp.	36,360	1,739,826
Cardinal Health, Inc.	77,660	5,310,391
CIGNA Corp.	58,105	3,002,866
Coventry Health Care, Inc. (a)	31,550	1,810,023
Express Scripts, Inc. (a)	52,100	2,852,475
Humana, Inc. (a)	33,940	2,175,215
Laboratory Corp. of America Holdings (a)	23,710	1,841,319
Manor Care, Inc. (b)	14,790	944,933
McKesson Corp.	59,700	3,415,437
Medco Health Solutions, Inc. (a)	56,621	4,838,264
Patterson Companies, Inc. (a)	28,100	1,033,518
Quest Diagnostics, Inc.	31,930	1,748,168

See Accompanying Notes to Financial Statements.

17

Columbia Large Cap Index Fund

August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Health Care (continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp. (a)(b)	95,492	323,718
UnitedHealth Group, Inc.	270,640	13,534,706
WellPoint, Inc. (a)	123,880	9,983,489

Health Care Providers & Services Total		59,864,261

Health Care Technology – 0.1%
IMS Health, Inc.	39,600	1,185,624

Health Care Technology Total		1,185,624

Life Sciences Tools & Services – 0.3%
Applera Corp. – Applied Biosystems Group	37,095	1,172,573
Millipore Corp. (a)(b)	10,895	759,164
PerkinElmer, Inc.	24,135	661,540
Thermo Fisher Scientific, Inc. (a)	85,205	4,620,667
Waters Corp. (a)	20,345	1,252,642

Life Sciences Tools & Services Total		8,466,586

Pharmaceuticals – 6.1%
Abbott Laboratories	311,025	16,145,308
Allergan, Inc.	62,120	3,727,821
Barr Pharmaceuticals, Inc. (a)	22,200	1,129,536
Bristol-Myers Squibb Co.	397,445	11,585,522
Eli Lilly & Co.	199,255	11,427,274
Forest Laboratories, Inc. (a)	64,220	2,416,599
Johnson & Johnson	584,905	36,141,280
King Pharmaceuticals, Inc. (a)	49,215	739,701
Merck & Co., Inc.	437,675	21,958,155
Mylan Laboratories, Inc.	50,145	757,190
Pfizer, Inc.	1,417,275	35,205,111
Schering-Plough Corp.	300,775	9,029,265
Watson Pharmaceuticals, Inc. (a)	20,705	617,423
Wyeth	271,690	12,579,247

Pharmaceuticals Total		163,459,432

Health Care Total		308,558,818

Industrials – 11.2%
Aerospace & Defense – 2.7%
Boeing Co.	158,965	15,371,915
General Dynamics Corp.	81,720	6,419,923
Goodrich Corp.	25,320	1,599,211
Honeywell International, Inc.	157,445	8,840,537
L-3 Communications Holdings, Inc.	25,220	2,484,422
Lockheed Martin Corp.	71,705	7,108,834
Northrop Grumman Corp.	69,713	5,496,173
Precision Castparts Corp.	27,800	3,622,618
Raytheon Co.	89,590	5,495,451

	Shares	Value ($)
Rockwell Collins, Inc.	33,830	2,329,872
United Technologies Corp.	200,800	14,985,704

Aerospace & Defense Total		73,754,660

Air Freight & Logistics – 0.9%
C.H. Robinson Worldwide, Inc. (b)	34,600	1,696,784
FedEx Corp.	62,190	6,820,999
United Parcel Service, Inc., Class B	213,915	16,227,592

Air Freight & Logistics Total		24,745,375

Airlines – 0.1%
Southwest Airlines Co.	157,650	2,382,092

Airlines Total		2,382,092

Building Products – 0.1%
American Standard Companies, Inc.	35,555	1,309,490
Masco Corp.	76,285	1,984,936

Building Products Total		3,294,426

Commercial Services & Supplies – 0.5%
Allied Waste Industries, Inc. (a)	51,545	658,230
Avery Dennison Corp. (b)	18,530	1,107,909
Cintas Corp.	27,250	998,712
Equifax, Inc.	29,385	1,131,910
Monster Worldwide, Inc. (a)	26,395	902,709
Pitney Bowes, Inc.	44,365	1,981,784
R.R. Donnelley & Sons Co.	44,425	1,591,303
Robert Half International, Inc.	33,590	1,072,865
Waste Management, Inc.	104,510	3,936,892

Commercial Services & Supplies Total		13,382,314

Construction & Engineering – 0.1%
Fluor Corp.	17,815	2,265,177

Construction & Engineering Total		2,265,177

Electrical Equipment – 0.4%
Cooper Industries Ltd., Class A	36,930	1,889,708
Emerson Electric Co.	160,590	7,905,846
Rockwell Automation, Inc.	31,905	2,248,026

Electrical Equipment Total		12,043,580

Industrial Conglomerates – 3.8%
3M Co.	145,430	13,232,676
General Electric Co. (d)	2,077,640	80,757,867
Textron, Inc.	50,570	2,950,254
Tyco International Ltd.	100,076	4,419,356

Industrial Conglomerates Total		101,360,153

Machinery – 1.7%
Caterpillar, Inc.	129,340	9,800,092
Cummins, Inc.	21,040	2,491,557

See Accompanying Notes to Financial Statements.

18

Columbia Large Cap Index Fund

August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Machinery (continued)
Danaher Corp.	48,060	3,732,339
Deere & Co.	45,480	6,188,009
Dover Corp.	41,260	2,038,244
Eaton Corp.	29,600	2,788,912
Illinois Tool Works, Inc.	83,170	4,837,999
Ingersoll-Rand Co., Ltd., Class A	60,930	3,164,095
ITT Corp.	36,730	2,497,273
Paccar, Inc.	50,095	4,285,627
Pall Corp.	24,770	944,480
Parker Hannifin Corp.	23,395	2,514,261
Terex Corp. (a)	20,800	1,661,504

Machinery Total		46,944,392

Road & Rail – 0.8%
Burlington Northern Santa Fe Corp.	71,940	5,837,931
CSX Corp.	88,250	3,618,250
Norfolk Southern Corp.	79,380	4,065,050
Ryder System, Inc.	12,360	676,710
Union Pacific Corp.	54,695	6,102,321

Road & Rail Total		20,300,262

Trading Companies & Distributors – 0.1%
W.W. Grainger, Inc.	14,315	1,311,397

Trading Companies & Distributors Total		1,311,397

Industrials Total		301,783,828

Information Technology – 16.0%
Communications Equipment – 2.8%
Avaya, Inc. (a)	90,880	1,529,510
Ciena Corp. (a)(b)	17,218	652,218
Cisco Systems, Inc. (a)	1,226,050	39,135,516
Corning, Inc.	317,660	7,423,714
JDS Uniphase Corp. (a)(b)	42,655	621,057
Juniper Networks, Inc. (a)	103,900	3,420,388
Motorola, Inc.	467,380	7,922,091
QUALCOMM, Inc.	336,640	13,428,570
Tellabs, Inc. (a)	88,450	933,148

Communications Equipment Total		75,066,212

Computers & Peripherals – 4.3%
Apple, Inc. (a)	174,690	24,191,071
Dell, Inc. (a)	458,725	12,958,981
EMC Corp. (a)	423,770	8,331,318
Hewlett-Packard Co.	528,866	26,099,537
International Business Machines Corp.	275,900	32,194,771
Lexmark International, Inc., Class A (a)(b)	19,085	711,107

	Shares	Value ($)
NCR Corp. (a)	36,370	1,810,135
Network Appliance, Inc. (a)(b)	74,900	2,086,714
QLogic Corp. (a)	29,680	394,744
SanDisk Corp. (a)(b)	46,100	2,584,366
Seagate Technology, Inc., Escrow Shares (a)(e)	64,266	643
Sun Microsystems, Inc. (a)(b)	721,005	3,864,587

Computers & Peripherals Total		115,227,974

Electronic Equipment & Instruments – 0.4%
Agilent Technologies, Inc. (a)	79,935	2,909,634
Jabil Circuit, Inc. (b)	36,195	803,529
Molex, Inc.	28,665	749,590
Solectron Corp. (a)	182,565	708,352
Tektronix, Inc.	15,315	492,377
Tyco Electronics Ltd. (a)	100,076	3,489,650

Electronic Equipment & Instruments Total		9,153,132

Internet Software & Services – 1.4%
Akamai Technologies, Inc. (a)(b)	33,300	1,072,926
eBay, Inc. (a)	228,570	7,794,237
Google, Inc., Class A (a)	44,000	22,671,000
VeriSign, Inc. (a)(b)	49,500	1,593,900
Yahoo!, Inc. (a)	244,210	5,550,893

Internet Software & Services Total		38,682,956

IT Services – 1.0%
Affiliated Computer Services, Inc., Class A (a)	20,010	1,001,100
Automatic Data Processing, Inc.	111,725	5,110,302
Cognizant Technology Solutions Corp., Class A (a)	29,000	2,131,790
Computer Sciences Corp. (a)(b)	35,020	1,959,369
Convergys Corp. (a)	27,625	462,719
Electronic Data Systems Corp.	102,775	2,352,520
Fidelity National Information Services, Inc.	33,000	1,564,200
First Data Corp.	152,345	5,060,901
Fiserv, Inc. (a)	33,920	1,577,958
Paychex, Inc.	68,660	3,050,564
Unisys Corp. (a)(b)	70,195	517,337
Western Union Co.	156,045	2,938,327

IT Services Total		27,727,087

Office Electronics – 0.1%
Xerox Corp. (a)	189,325	3,243,137

Office Electronics Total		3,243,137

Semiconductors & Semiconductor Equipment – 2.8%
Advanced Micro Devices, Inc. (a)(b)	111,155	1,445,015
Altera Corp.	71,675	1,706,582

See Accompanying Notes to Financial Statements.

19

Columbia Large Cap Index Fund

August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc.	66,075	2,436,846
Applied Materials, Inc.	279,055	5,960,615
Broadcom Corp., Class A (a)	93,950	3,241,275
Intel Corp.	1,173,275	30,211,831
KLA-Tencor Corp. (b)	38,745	2,226,675
Linear Technology Corp. (b)	44,840	1,524,111
LSI Logic Corp. (a)(b)	144,640	996,570
Maxim Integrated Products, Inc.	64,780	1,944,048
MEMC Electronic Materials, Inc. (a)	45,300	2,782,326
Micron Technology, Inc. (a)	152,755	1,749,045
National Semiconductor Corp. (b)	48,560	1,278,099
Novellus Systems, Inc. (a)(b)	25,485	697,524
NVIDIA Corp. (a)	73,280	3,749,005
Teradyne, Inc. (a)	38,270	569,840
Texas Instruments, Inc.	289,570	9,914,877
Xilinx, Inc. (b)	60,135	1,537,652

Semiconductors & Semiconductor Equipment Total		73,971,936

Software – 3.2%
Adobe Systems, Inc. (a)	118,770	5,077,417
Autodesk, Inc. (a)	46,690	2,162,681
BMC Software, Inc. (a)	41,200	1,261,544
CA, Inc.	83,104	2,093,390
Citrix Systems, Inc. (a)	36,505	1,326,957
Compuware Corp. (a)	60,790	493,007
Electronic Arts, Inc. (a)	62,590	3,313,515
Intuit, Inc. (a)	69,140	1,888,213
Microsoft Corp.	1,700,120	48,844,448
Novell, Inc. (a)	70,365	523,516
Oracle Corp. (a)	799,365	16,211,122
Symantec Corp. (a)	181,930	3,422,103

Software Total		86,617,913

Information Technology Total		429,690,347

Materials – 3.0%
Chemicals – 1.6%
Air Products & Chemicals, Inc.	43,715	3,934,787
Ashland, Inc.	11,250	672,638
Dow Chemical Co.	192,525	8,207,341
E.I. Du Pont de Nemours & Co.	186,495	9,091,631
Eastman Chemical Co.	16,950	1,131,582
Ecolab, Inc.	35,425	1,475,805
Hercules, Inc.	23,570	490,727
International Flavors & Fragrances, Inc.	15,690	788,109
Monsanto Co.	109,744	7,653,547

	Shares	Value ($)
PPG Industries, Inc.	33,105	2,428,252
Praxair, Inc.	64,405	4,872,882
Rohm and Haas Co.	28,695	1,622,415
Sigma-Aldrich Corp.	26,500	1,187,200

Chemicals Total		43,556,916

Construction Materials – 0.1%
Vulcan Materials Co. (b)	19,255	1,733,143

Construction Materials Total		1,733,143

Containers & Packaging – 0.1%
Ball Corp.	20,655	1,081,909
Bemis Co., Inc.	21,105	630,406
Pactiv Corp. (a)	26,350	770,738
Sealed Air Corp.	32,630	863,063
Temple-Inland, Inc.	21,320	1,174,306

Containers & Packaging Total		4,520,422

Metals & Mining – 0.9%
Alcoa, Inc.	175,560	6,413,207
Allegheny Technologies, Inc.	20,640	2,051,410
Freeport-McMoRan Copper & Gold, Inc.	75,810	6,627,310
Newmont Mining Corp. (b)	91,100	3,849,886
Nucor Corp.	60,880	3,220,552
United States Steel Corp.	23,870	2,255,237

Metals & Mining Total		24,417,602

Paper & Forest Products – 0.3%
International Paper Co. (b)	87,995	3,089,505
MeadWestvaco Corp.	37,295	1,178,149
Weyerhaeuser Co.	43,555	2,969,144

Paper & Forest Products Total		7,236,798

Materials Total		81,464,881

Telecommunication Services – 3.6%
Diversified Telecommunication Services – 3.0%
AT&T, Inc.	1,245,120	49,642,934
CenturyTel, Inc.	22,135	1,062,037
Citizens Communications Co.	69,195	1,004,020
Embarq Corp.	30,457	1,901,126
Qwest Communications International, Inc. (a)(b)	313,685	2,807,481
Verizon Communications, Inc.	586,295	24,554,035
Windstream Corp. (b)	96,280	1,374,878

Diversified Telecommunication Services Total		82,346,511

Wireless Telecommunication Services – 0.6%
ALLTEL Corp.	69,730	4,759,770
Sprint Nextel Corp.	584,345	11,055,807

Wireless Telecommunication Services Total		15,815,577

Telecommunication Services Total		98,162,088

See Accompanying Notes to Financial Statements.

20

Columbia Large Cap Index Fund

August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Utilities – 3.4%
Electric Utilities – 1.8%
Allegheny Energy, Inc. (a)	33,490	1,728,419
American Electric Power Co., Inc.	80,515	3,581,307
Duke Energy Corp.	254,387	4,665,458
Edison International	65,830	3,469,899
Entergy Corp.	39,885	4,132,884
Exelon Corp.	135,850	9,600,520
FirstEnergy Corp.	61,605	3,785,011
FPL Group, Inc.	82,030	4,826,645
Pinnacle West Capital Corp. (b)	20,255	806,959
PPL Corp.	77,790	3,754,146
Progress Energy, Inc.	51,330	2,355,020
Southern Co.	151,815	5,387,914

Electric Utilities Total		48,094,182

Gas Utilities – 0.1%
Nicor, Inc. (b)	9,045	375,910
Questar Corp.	34,800	1,738,956

Gas Utilities Total		2,114,866

Independent Power Producers & Energy Traders – 0.5%
AES Corp. (a)	134,810	2,441,409
Constellation Energy Group, Inc.	36,455	3,023,578
Dynegy, Inc. (a)	81,220	657,070
TXU Corp.	92,730	6,250,002

Independent Power Producers & Energy Traders Total		12,372,059

Multi-Utilities – 1.0%
Ameren Corp.	41,685	2,116,764
CenterPoint Energy, Inc. (b)	64,750	1,050,245
CMS Energy Corp. (b)	45,325	739,704
Consolidated Edison, Inc.	54,580	2,507,405
Dominion Resources, Inc.	59,045	5,029,453
DTE Energy Co.	35,555	1,699,885
Integrys Energy Group, Inc. (b)	15,299	767,551
NiSource, Inc.	55,320	1,042,229
PG&E Corp.	70,975	3,158,388
Public Service Enterprise Group, Inc.	51,090	4,342,139
Sempra Energy	53,240	2,929,797
TECO Energy, Inc.	42,310	670,190
Xcel Energy, Inc. (b)	82,605	1,702,489

Multi-Utilities Total		27,756,239

Utilities Total		90,337,346

Total Common Stocks (Cost of $1,650,031,343)		2,643,837,036

	Shares	Value ($)
Securities Lending Collateral – 5.1%
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 5.290%) (f)	135,312,891	135,312,891

Total Securities Lending Collateral (Cost of $135,312,891)		135,312,891

	Par ($)
Short-Term Obligation – 1.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/07, due 09/04/07, at 5.110%, collateralized by a U.S. Government Agency Obligation maturing 01/09/14, market value $46,483,875 (repurchase proceeds $45,593,873)	45,568,000	45,568,000

Total Short-Term Obligation (Cost of $45,568,000)		45,568,000

Total Investments – 105.1% (Cost of $1,830,912,234) (g)		2,824,717,927

Other Assets & Liabilities, Net – (5.1)%		(136,043,902)

Net Assets – 100.0%		2,688,674,025

See Accompanying Notes to Financial Statements.

21

Columbia Large Cap Index Fund

August 31, 2007 (Unaudited)

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at August 31, 2007. The total market value of securities on loan at August 31, 2007 is $133,665,323.

(c)	Investments in affiliates during the six months ended August 31, 2007:

Security name:	Bank of America Corp.
Shares as of 02/28/07:	925,734
Shares purchased:	—
Shares sold:	(29,600)
Shares as of 08/31/07:	896,134
Net realized gain:	$ 1,226,385
Dividend income earned:	$ 503,235
Value at end of period:	$45,416,071

(d)	A portion of this security with a market value of $7,774,000 is pledged as collateral for open futures contracts.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(f)	Investment made with cash collateral received from securities lending activity.

(g)	Cost for federal income tax purposes is $1,830,912,234.

At August 31, 2007 the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	19.7
Information Technology	16.0
Health Care	11.5
Industrials	11.2
Energy	11.0
Consumer Discretionary	9.6
Consumer Staples	9.3
Telecommunication Services	3.6
Utilities	3.4
Materials	3.0

98.3
Securities Lending Collateral	5.1
Short-Term Obligation	1.7
Other Assets & Liabilities, Net	(5.1)

100.0

At August 31, 2007 the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
S&P 500 Index	121	$44,670,175	$45,400,693	Sep-2007	$(730,518)

See Accompanying Notes to Financial Statements.

22

Investment Portfolio – Columbia Large Cap Enhanced Core Fund

August 31, 2007 (Unaudited)

Common Stocks – 96.3%

	Shares	Value ($)
Consumer Discretionary – 9.3%
Diversified Consumer Services – 0.1%
Apollo Group, Inc., Class A (a)	14,300	838,981

Diversified Consumer Services Total		838,981

Hotels, Restaurants & Leisure – 2.1%
Darden Restaurants, Inc.	135,200	5,624,320
McDonald’s Corp.	222,100	10,938,425
Starbucks Corp. (a)	21,800	600,590
Wyndham Worldwide Corp.	46,600	1,486,540

Hotels, Restaurants & Leisure Total		18,649,875

Internet & Catalog Retail – 0.1%
Amazon.com, Inc. (a)	12,200	974,902

Internet & Catalog Retail Total		974,902

Leisure Equipment & Products – 0.0%
Mattel, Inc.	9,000	194,670

Leisure Equipment & Products Total		194,670

Media – 4.2%
CBS Corp., Class B	139,100	4,383,041
DIRECTV Group, Inc. (a)	205,800	4,801,314
Gannett Co., Inc.	66,000	3,102,000
McGraw-Hill Companies, Inc.	65,300	3,295,038
News Corp., Class A	108,100	2,186,863
Time Warner, Inc.	307,700	5,840,146
Viacom, Inc., Class B (a)	161,500	6,372,790
Walt Disney Co.	210,600	7,076,160

Media Total		37,057,352

Multiline Retail – 0.7%
Family Dollar Stores, Inc.	31,100	910,608
J.C. Penney Co., Inc.	38,900	2,674,764
Kohl’s Corp. (a)	45,400	2,692,220

Multiline Retail Total		6,277,592

Specialty Retail – 1.5%
AutoNation, Inc. (a)	79,900	1,516,502
Autozone, Inc. (a)(b)	39,200	4,754,568
RadioShack Corp. (b)	265,500	6,310,935
Sherwin-Williams Co.	6,600	455,466

Specialty Retail Total		13,037,471

Textiles, Apparel & Luxury Goods – 0.6%
Coach, Inc. (a)	85,900	3,825,127
V.F. Corp.	23,800	1,900,430

Textiles, Apparel & Luxury Goods Total		5,725,557

Consumer Discretionary Total		82,756,400

	Shares	Value ($)
Consumer Staples – 9.2%
Beverages – 1.7%
Coca-Cola Co.	171,500	9,223,270
PepsiCo, Inc.	80,800	5,496,824

Beverages Total		14,720,094

Food & Staples Retailing – 2.6%
CVS Caremark Corp.	183,500	6,939,970
Kroger Co.	213,700	5,680,146
Safeway, Inc.	9,400	298,262
SUPERVALU, Inc.	52,800	2,225,520
Wal-Mart Stores, Inc.	160,200	6,989,526
Walgreen Co.	21,000	946,470

Food & Staples Retailing Total		23,079,894

Food Products – 1.3%
General Mills, Inc.	88,200	4,928,616
Kraft Foods, Inc., Class A	31,100	997,066
Sara Lee Corp.	348,400	5,790,408

Food Products Total		11,716,090

Household Products – 1.7%
Clorox Co.	71,600	4,281,680
Colgate-Palmolive Co.	27,800	1,843,696
Procter & Gamble Co.	135,400	8,842,974

Household Products Total		14,968,350

Personal Products – 0.2%
Estee Lauder Companies, Inc., Class A	49,100	2,042,069

Personal Products Total		2,042,069

Tobacco – 1.7%
Altria Group, Inc.	121,700	8,447,197
Reynolds American, Inc. (b)	103,700	6,856,644

Tobacco Total		15,303,841

Consumer Staples Total		81,830,338

Energy – 10.8%
Energy Equipment & Services – 1.8%
Halliburton Co.	120,000	4,150,800
Schlumberger Ltd.	43,200	4,168,800
Transocean, Inc. (a)	76,800	8,070,912

Energy Equipment & Services Total		16,390,512

Oil, Gas & Consumable Fuels – 9.0%
Chevron Corp.	190,100	16,683,176
ConocoPhillips	104,500	8,557,505
Exxon Mobil Corp.	428,200	36,709,586
Marathon Oil Corp.	140,500	7,571,545
Sunoco, Inc.	59,800	4,373,772
Valero Energy Corp.	86,700	5,939,817

Oil, Gas & Consumable Fuels Total		79,835,401

Energy Total		96,225,913

See Accompanying Notes to Financial Statements.

23

Columbia Large Cap Enhanced Core Fund

August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Financials – 19.2%
Capital Markets – 4.7%
Bear Stearns Companies, Inc. (b)	31,200	3,390,192
Franklin Resources, Inc.	18,700	2,464,099
Goldman Sachs Group, Inc.	62,500	11,000,625
Janus Capital Group, Inc.	71,500	1,901,185
Lehman Brothers Holdings, Inc.	129,500	7,100,485
Merrill Lynch & Co., Inc.	127,200	9,374,640
Morgan Stanley	103,200	6,436,584

Capital Markets Total		41,667,810

Commercial Banks – 1.9%
Fifth Third Bancorp	20,200	720,938
Huntington Bancshares, Inc.	167,100	2,875,791
National City Corp.	59,800	1,609,218
U.S. Bancorp	22,900	740,815
Wachovia Corp.	54,662	2,677,345
Wells Fargo & Co.	222,900	8,144,766

Commercial Banks Total		16,768,873

Consumer Finance – 0.8%
American Express Co.	124,400	7,292,328

Consumer Finance Total		7,292,328

Diversified Financial Services – 4.3%
Citigroup, Inc.	464,500	21,775,760
JPMorgan Chase & Co.	363,300	16,174,116

Diversified Financial Services Total		37,949,876

Insurance – 5.4%
ACE Ltd.	25,900	1,495,984
AFLAC, Inc.	42,600	2,271,006
Allstate Corp.	37,600	2,058,600
Ambac Financial Group, Inc. (b)	24,100	1,513,962
American International Group, Inc.	180,000	11,880,000
Assurant, Inc.	39,400	2,030,676
Genworth Financial, Inc., Class A	11,500	333,270
Lincoln National Corp.	4,100	249,608
MBIA, Inc. (b)	33,500	2,010,000
MetLife, Inc.	76,700	4,912,635
Prudential Financial, Inc.	78,800	7,074,664
SAFECO Corp.	13,000	754,260
Travelers Companies, Inc.	181,600	9,178,064
Unum Group	71,600	1,752,052
XL Capital Ltd., Class A (b)	7,500	571,500

Insurance Total		48,086,281

Real Estate Investment Trusts (REITs) – 0.6%
General Growth Properties, Inc.	15,600	775,476
ProLogis	57,200	3,441,152
Simon Property Group, Inc.	15,300	1,452,276

Real Estate Investment Trusts (REITs) Total		5,668,904

	Shares	Value ($)
Thrifts & Mortgage Finance – 1.5%
Countrywide Financial Corp. (b)	198,900	3,948,165
Fannie Mae	25,600	1,679,616
Freddie Mac	75,200	4,633,072
MGIC Investment Corp. (b)	3,400	102,544
Washington Mutual, Inc.	79,600	2,922,912

Thrifts & Mortgage Finance Total		13,286,309

Financials Total		170,720,381

Health Care – 11.3%
Biotechnology – 1.8%
Amgen, Inc. (a)	61,100	3,061,721
Biogen Idec, Inc. (a)(b)	128,500	8,200,870
Gilead Sciences, Inc. (a)	139,600	5,077,252

Biotechnology Total		16,339,843

Health Care Equipment & Supplies – 1.8%
Baxter International, Inc.	27,100	1,483,996
Covidien Ltd. (a)	43,400	1,728,622
Medtronic, Inc.	138,000	7,291,920
Zimmer Holdings, Inc. (a)	65,400	5,122,782

Health Care Equipment & Supplies Total		15,627,320

Health Care Providers & Services – 2.2%
Aetna, Inc.	48,800	2,484,408
AmerisourceBergen Corp.	53,700	2,569,545
CIGNA Corp.	57,600	2,976,768
Coventry Health Care, Inc. (a)	6,800	390,116
Medco Health Solutions, Inc. (a)(b)	2,700	230,715
UnitedHealth Group, Inc.	91,700	4,585,917
WellPoint, Inc. (a)	82,200	6,624,498

Health Care Providers & Services Total		19,861,967

Pharmaceuticals – 5.5%
Abbott Laboratories	141,200	7,329,692
Forest Laboratories, Inc. (a)	281,100	10,577,793
Johnson & Johnson	158,700	9,806,073
King Pharmaceuticals, Inc. (a)	284,300	4,273,029
Merck & Co., Inc.	103,200	5,177,544
Pfizer, Inc.	473,600	11,764,224

Pharmaceuticals Total		48,928,355

Health Care Total		100,757,485

Industrials – 10.9%
Aerospace & Defense – 4.0%
Boeing Co.	55,800	5,395,860
General Dynamics Corp.	55,800	4,383,648
Honeywell International, Inc.	53,700	3,015,255
L-3 Communications Holdings, Inc.	16,600	1,635,266

See Accompanying Notes to Financial Statements.

24

Columbia Large Cap Enhanced Core Fund

August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Aerospace & Defense (continued)
Lockheed Martin Corp.	33,000	3,271,620
Northrop Grumman Corp.	89,900	7,087,716
Raytheon Co.	62,900	3,858,286
United Technologies Corp.	93,100	6,948,053

Aerospace & Defense Total		35,595,704

Air Freight & Logistics – 0.8%
C.H. Robinson Worldwide, Inc.	64,400	3,158,176
United Parcel Service, Inc., Class B	49,100	3,724,726

Air Freight & Logistics Total		6,882,902

Commercial Services & Supplies – 0.3%
Robert Half International, Inc.	74,000	2,363,560
Waste Management, Inc.	12,800	482,176

Commercial Services & Supplies Total		2,845,736

Construction & Engineering – 0.3%
Fluor Corp.	19,700	2,504,855

Construction & Engineering Total		2,504,855

Electrical Equipment – 0.5%
Cooper Industries Ltd., Class A	41,300	2,113,321
Emerson Electric Co.	14,300	703,989
Rockwell Automation, Inc.	25,800	1,817,868

Electrical Equipment Total		4,635,178

Industrial Conglomerates – 3.3%
3M Co.	68,700	6,251,013
General Electric Co. (c)	421,000	16,364,270
Tyco International Ltd.	158,900	7,017,024

Industrial Conglomerates Total		29,632,307

Machinery – 1.7%
Caterpillar, Inc.	45,000	3,409,650
Cummins, Inc.	1,800	213,156
Danaher Corp.	4,200	326,172
ITT Corp.	51,500	3,501,485
Parker Hannifin Corp.	33,900	3,643,233
Terex Corp. (a)	48,100	3,842,228

Machinery Total		14,935,924

Trading Companies & Distributors – 0.0%
W.W. Grainger, Inc.	400	36,644

Trading Companies & Distributors Total		36,644

Industrials Total		97,069,250

Information Technology – 15.8%
Communications Equipment – 2.5%
Cisco Systems, Inc. (a)	549,700	17,546,424
QUALCOMM, Inc.	131,200	5,233,568

Communications Equipment Total		22,779,992

	Shares	Value ($)
Computers & Peripherals – 4.2%
Apple, Inc. (a)	56,400	7,810,272
Dell, Inc. (a)	148,400	4,192,300
Hewlett-Packard Co.	263,900	13,023,465
International Business Machines Corp.	103,500	12,077,415
Seagate Technology, Inc., Escrow Shares (a)(d)	97,200	972

Computers & Peripherals Total		37,104,424

Internet Software & Services – 1.0%
eBay, Inc. (a)	258,200	8,804,620

Internet Software & Services Total		8,804,620

IT Services – 0.2%
Fiserv, Inc. (a)	7,200	334,944
Western Union Co.	82,500	1,553,475

IT Services Total		1,888,419

Semiconductors & Semiconductor Equipment – 2.7%
Applied Materials, Inc.	536,400	11,457,504
Intel Corp.	64,600	1,663,450
MEMC Electronic Materials, Inc. (a)	69,600	4,274,832
Texas Instruments, Inc.	187,900	6,433,696

Semiconductors & Semiconductor Equipment Total		23,829,482

Software – 5.2%
Autodesk, Inc. (a)	65,400	3,029,328
Compuware Corp. (a)	293,800	2,382,718
Intuit, Inc. (a)	163,200	4,456,992
Microsoft Corp. (c)	893,100	25,658,763
Oracle Corp. (a)	381,900	7,744,932
Symantec Corp. (a)(b)	152,600	2,870,406

Software Total		46,143,139

Information Technology Total		140,550,076

Materials – 2.9%
Chemicals – 0.7%
Dow Chemical Co.	95,600	4,075,428
Eastman Chemical Co.	26,100	1,742,436
Ecolab, Inc.	5,800	241,628
PPG Industries, Inc.	5,100	374,085

Chemicals Total		6,433,577

Construction Materials – 0.1%
Vulcan Materials Co. (b)	4,600	414,046

Construction Materials Total		414,046

See Accompanying Notes to Financial Statements.

25

Columbia Large Cap Enhanced Core Fund

August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Materials (continued)
Metals & Mining – 1.4%
Alcoa, Inc.	66,200	2,418,286
Allegheny Technologies, Inc.	50,100	4,979,439
Freeport-McMoRan Copper & Gold, Inc.	58,100	5,079,102

Metals & Mining Total		12,476,827

Paper & Forest Products – 0.7%
International Paper Co. (b)	180,700	6,344,377

Paper & Forest Products Total		6,344,377

Materials Total		25,668,827

Telecommunication Services – 3.7%
Diversified Telecommunication Services – 3.0%
AT&T, Inc.	364,300	14,524,641
Embarq Corp.	44,400	2,771,448
Verizon Communications, Inc.	225,000	9,423,000

Diversified Telecommunication Services Total		26,719,089

Wireless Telecommunication Services – 0.7%
Sprint Nextel Corp.	314,300	5,946,556

Wireless Telecommunication Services Total		5,946,556

Telecommunication Services Total		32,665,645

Utilities – 3.2%
Electric Utilities – 2.5%
Edison International	46,200	2,435,202
Exelon Corp.	37,000	2,614,790
FirstEnergy Corp.	178,700	10,979,328
FPL Group, Inc.	99,200	5,836,928

Electric Utilities Total		21,866,248

Independent Power Producers & Energy Traders – 0.1%
AES Corp. (a)	40,800	738,888
Constellation Energy Group, Inc.	4,900	406,406

Independent Power Producers & Energy Traders Total		1,145,294

	Shares	Value ($)
Multi-Utilities – 0.6%
Public Service Enterprise Group, Inc.	64,900	5,515,851

Multi-Utilities Total		5,515,851

Utilities Total		28,527,393

Total Common Stocks (Cost of $777,852,826)		856,771,708

Securities Lending Collateral – 3.0%
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 5.290%) (e)	26,485,829	26,485,829

Total Securities Lending Collateral (Cost of $26,485,829)		26,485,829

	Par ($)
Short-Term Obligation – 4.8%
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/07, due 09/04/07, at 5.110%, collateralized by a U.S. Government Agency Obligation maturing 10/18/16, market value $43,413,175 (repurchase proceeds $42,581,163)	42,557,000	42,557,000

Total Short-Term Obligation (Cost of $42,557,000)		42,557,000

Total Investments – 104.1% (Cost of $846,895,655) (f)		925,814,537

Other Assets & Liabilities, Net – (4.1)%		(36,476,678)

Net Assets – 100.0%		889,337,859

See Accompanying Notes to Financial Statements.

26

Columbia Large Cap Enhanced Core Fund

August 31, 2007 (Unaudited)

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at August 31, 2007. The total market value of securities on loan at August 31, 2007 is $26,000,772.

(c)	A portion of these securities with a market value of $6,768,450 is pledged as collateral for open futures contracts.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(e)	Investment made with cash collateral received from securities lending activity.

(f)	Cost for federal income tax purposes is $846,895,655.

At August 31, 2007 the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	19.2
Information Technology	15.8
Health Care	11.3
Industrials	10.9
Energy	10.8
Consumer Discretionary	9.3
Consumer Staples	9.2
Telecommunication Services	3.7
Utilities	3.2
Materials	2.9

96.3
Securities Lending Collateral	3.0
Short-Term Obligation	4.8
Other Assets & Liabilities, Net	(4.1)

100.0

At August 31, 2007, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
S&P 500 Index	89	$32,856,575	$32,610,991	Sep-2007	$245,584

For the six months ended August 31, 2007, transactions in written options were as follows:

	Number of Contracts	Premium Amount
Options outstanding at February 28, 2007	100,000	$53,000
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(100,000)	(53,000)

Options outstanding at August 31, 2007	—	$—

At August 31, 2007, the Fund held the following open long and short volatility swap contracts:

Notional Amount/Units	Effective Date	Expiration Date	Counterparty	Variance Level	Reference Index/ Security	Net Unrealized Appreciation (Depreciation)
Held Long
$2,808,900	05/17/07	01/18/08	Morgan Stanley	26.7	Starbucks	$(4,124)
$3,846,150	04/11/07	10/19/07	Citigroup	23.5	Yahoo!, Inc.	118,446

						$114,322

Sold Short
$8,741,259	05/17/07	01/18/08	Morgan Stanley	14.3	S&P 500 Index	$(186,373)
$17,985,612	04/11/07	10/19/07	Citigroup	14.0	S&P 500 Index	(249,550)

						$(435,923)

						$(321,601)

See Accompanying Notes to Financial Statements.

27

Investment Portfolio – Columbia Mid Cap Index Fund

August 31, 2007 (Unaudited)

Common Stocks – 98.4%

	Shares	Value ($)
Consumer Discretionary – 13.5%
Auto Components – 1.0%
ArvinMeritor, Inc. (a)	131,650	2,297,293
BorgWarner, Inc. (a)	106,950	9,037,275
Gentex Corp. (a)	263,150	5,273,526
Lear Corp. (b)	141,375	4,132,391
Modine Manufacturing Co. (a)	60,525	1,697,726

Auto Components Total		22,438,211

Automobiles – 0.1%
Thor Industries, Inc. (a)	64,725	2,847,253

Automobiles Total		2,847,253

Diversified Consumer Services – 1.5%
Career Education Corp. (a)(b)	175,250	5,204,925
Corinthian Colleges, Inc. (a)(b)	159,800	2,246,788
DeVry, Inc. (a)	109,925	3,795,710
ITT Educational Services, Inc. (b)	59,125	6,491,925
Matthews International Corp., Class A (a)	58,300	2,515,062
Regis Corp.	81,675	2,696,092
Sotheby’s (a)	106,025	4,588,762
Strayer Education, Inc.	26,400	4,212,912

Diversified Consumer Services Total		31,752,176

Hotels, Restaurants & Leisure – 1.5%
Applebee’s International, Inc.	137,612	3,414,154
Bob Evans Farms, Inc. (a)	66,025	2,203,254
Boyd Gaming Corp. (a)	78,900	3,223,065
Brinker International, Inc.	209,262	6,035,116
CBRL Group, Inc. (a)	45,125	1,688,578
Cheesecake Factory, Inc. (a)(b)	132,700	3,308,211
International Speedway Corp., Class A	65,725	3,094,333
Life Time Fitness, Inc. (a)(b)	59,200	3,289,744
Ruby Tuesday, Inc. (a)	100,175	2,218,876
Scientific Games Corp., Class A (a)(b)	124,600	4,347,294

Hotels, Restaurants & Leisure Total		32,822,625

Household Durables – 1.5%
American Greetings Corp., Class A (a)	104,850	2,593,989
Beazer Homes USA, Inc. (a)	72,200	763,154
Blyth Industries, Inc.	46,400	1,037,504
Furniture Brands International, Inc. (a)	89,175	1,014,812
Hovnanian Enterprises, Inc., Class A (a)(b)	67,450	800,632
M.D.C. Holdings, Inc. (a)	64,900	2,887,401
Mohawk Industries, Inc. (a)(b)	99,250	8,665,517
NVR, Inc. (a)(b)	8,800	4,923,600

	Shares	Value ($)
Ryland Group, Inc. (a)	77,550	2,221,032
Toll Brothers, Inc. (a)(b)	234,150	5,001,444
Tupperware Brands Corp.	113,375	3,490,816

Household Durables Total		33,399,901

Internet & Catalog Retail – 0.1%
NetFlix, Inc. (a)(b)	111,500	1,953,480

Internet & Catalog Retail Total		1,953,480

Leisure Equipment & Products – 0.1%
Callaway Golf Co. (a)	113,050	1,844,976

Leisure Equipment & Products Total		1,844,976

Media – 1.1%
Belo Corp., Class A	162,125	2,795,035
Catalina Marketing Corp.	67,600	2,110,472
Entercom Communications Corp., Class A (a)	51,475	1,096,418
Harte-Hanks, Inc.	87,025	2,104,264
John Wiley & Sons, Inc., Class A (a)	81,500	3,379,805
Lee Enterprises, Inc. (a)	84,950	1,475,582
Media General, Inc., Class A (a)	41,750	1,165,660
Scholastic Corp. (a)(b)	43,000	1,465,440
Valassis Communications, Inc. (a)(b)	88,250	804,840
Washington Post Co., Class B	10,325	7,905,336

Media Total		24,302,852

Multiline Retail – 0.6%
99 Cents Only Stores (a)(b)	86,451	1,067,670
Dollar Tree Stores, Inc. (b)	189,250	8,222,912
Saks, Inc. (a)	262,475	4,244,221

Multiline Retail Total		13,534,803

Specialty Retail – 5.2%
Advance Auto Parts, Inc. (a)	196,300	6,980,428
Aeropostale, Inc. (b)	142,925	2,958,548
American Eagle Outfitters, Inc. (a)	363,099	9,378,847
AnnTaylor Stores Corp. (b)	119,325	3,739,645
Barnes & Noble, Inc.	94,850	3,421,239
Borders Group, Inc. (a)	109,575	1,643,625
CarMax, Inc. (a)(b)	396,250	8,979,025
Charming Shoppes, Inc. (a)(b)	237,200	2,144,288
Chico’s FAS, Inc. (a)(b)	324,500	5,185,510
Coldwater Creek, Inc. (a)(b)	111,600	1,388,304
Collective Brands, Inc. (b)	121,700	2,875,771
Dick’s Sporting Goods, Inc. (a)(b)	72,700	4,718,230
Foot Locker, Inc.	285,225	4,766,110
GameStop Corp., Class A (b)	281,400	14,109,396
O’Reilly Automotive, Inc. (a)(b)	210,450	7,479,393
Pacific Sunwear of California, Inc. (a)(b)	129,875	1,819,549

See Accompanying Notes to Financial Statements.

28

Columbia Mid Cap Index Fund

August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Consumer Discretionary (continued)
Specialty Retail (continued)
PETsMART, Inc.	250,800	8,702,760
Rent-A-Center, Inc. (a)(b)	129,625	2,491,393
Ross Stores, Inc.	257,750	7,173,182
Urban Outfitters, Inc. (a)(b)	207,750	4,757,475
Williams-Sonoma, Inc. (a)	204,025	6,800,153

Specialty Retail Total		111,512,871

Textiles, Apparel & Luxury Goods – 0.8%
Hanesbrands, Inc. (b)	177,800	5,326,888
Phillips-Van Heusen Corp.	102,400	5,962,752
Timberland Co., Class A (a)(b)	92,650	1,861,338
Warnaco Group, Inc. (b)	85,400	2,980,460

Textiles, Apparel & Luxury Goods Total		16,131,438

Consumer Discretionary Total		292,540,586

Consumer Staples – 2.9%
Beverages – 0.4%
Hansen Natural Corp. (a)(b)	111,300	4,998,483
PepsiAmericas, Inc.	111,100	3,288,560

Beverages Total		8,287,043

Food & Staples Retailing – 0.3%
BJ’s Wholesale Club, Inc. (a)(b)	118,650	4,152,750
Ruddick Corp. (a)	66,350	2,161,683

Food & Staples Retailing Total		6,314,433

Food Products – 1.0%
Hormel Foods Corp.	134,525	4,793,126
J. M. Smucker Co.	104,375	5,741,669
Lancaster Colony Corp. (a)	43,125	1,753,894
Smithfield Foods, Inc. (a)(b)	219,625	7,188,326
Tootsie Roll Industries, Inc. (a)	50,062	1,356,680

Food Products Total		20,833,695

Household Products – 0.8%
Church & Dwight Co., Inc. (a)	121,300	5,450,009
Energizer Holdings, Inc. (b)	104,075	11,024,665

Household Products Total		16,474,674

Personal Products – 0.3%
Alberto-Culver Co.	150,100	3,477,817
NBTY, Inc. (b)	104,300	3,827,810

Personal Products Total		7,305,627

Tobacco – 0.1%
Universal Corp. (a)	50,425	2,477,380

Tobacco Total		2,477,380

Consumer Staples Total		61,692,852

	Shares	Value ($)
Energy – 9.0%
Energy Equipment & Services – 4.0%
Cameron International Corp. (a)(b)	203,100	16,607,487
Exterran Holdings, Inc. (a)(b)	118,000	9,145,000
FMC Technologies, Inc. (b)	119,725	11,337,957
Grant Prideco, Inc. (b)	235,000	12,995,500
Helmerich & Payne, Inc.	190,400	5,995,696
Patterson-UTI Energy, Inc. (a)	289,025	6,205,367
Pride International, Inc. (a)(b)	305,825	10,755,865
Superior Energy Services, Inc. (a)(b)	148,800	5,776,416
Tidewater, Inc. (a)	105,975	6,936,064

Energy Equipment & Services Total		85,755,352

Oil, Gas & Consumable Fuels – 5.0%
Arch Coal, Inc. (a)	262,950	7,754,396
Bill Barrett Corp. (a)(b)	61,300	2,160,212
Cimarex Energy Co. (a)	153,600	5,500,416
Denbury Resources, Inc. (b)	223,300	8,882,874
Encore Acquisition Co. (b)	97,900	2,720,641
Forest Oil Corp. (a)(b)	139,650	5,397,473
Frontier Oil Corp.	203,200	8,337,296
Newfield Exploration Co. (b)	239,700	10,424,553
Noble Energy, Inc.	315,050	18,925,053
Overseas Shipholding Group, Inc. (a)	45,925	3,279,045
Pioneer Natural Resources Co. (a)	227,650	9,345,033
Plains Exploration & Production Co. (a)(b)	132,225	4,962,404
Pogo Producing Co. (a)	107,825	5,370,763
Quicksilver Resources, Inc. (a)(b)	102,300	4,086,885
Southwestern Energy Co. (b)	310,300	11,540,057

Oil, Gas & Consumable Fuels Total		108,687,101

Energy Total		194,442,453

Financials – 14.6%
Capital Markets – 2.3%
A.G. Edwards, Inc.	138,825	11,602,994
Eaton Vance Corp. (a)	231,900	8,902,641
Jefferies Group, Inc.	196,650	5,077,503
Nuveen Investments, Inc., Class A (a)	146,500	9,109,370
Raymond James Financial, Inc.	171,280	5,616,271
SEI Investments Co.	233,900	5,934,043
Waddell & Reed Financial, Inc., Class A (a)	154,750	3,843,990

Capital Markets Total		50,086,812

See Accompanying Notes to Financial Statements.

29

Columbia Mid Cap Index Fund

August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Financials (continued)
Commercial Banks – 2.8%
Associated Banc Corp. (a)	235,162	6,633,920
Bank of Hawaii Corp. (a)	91,375	4,697,589
Cathay General Bancorp (a)	94,400	3,068,944
City National Corp. (a)	75,550	5,393,514
Colonial BancGroup, Inc. (a)	282,200	5,988,284
Cullen/Frost Bankers, Inc. (a)	110,650	5,707,327
First Community Bancorp, Inc. (a)	47,900	2,599,054
FirstMerit Corp. (a)	148,425	2,867,571
Greater Bay Bancorp	94,300	2,654,545
SVB Financial Group (a)(b)	63,600	3,164,736
TCF Financial Corp.	206,825	5,226,468
Webster Financial Corp.	104,075	4,419,024
Westamerica Bancorporation (a)	55,450	2,692,098
Wilmington Trust Corp. (a)	126,725	5,081,672

Commercial Banks Total		60,194,746

Consumer Finance – 0.2%
AmeriCredit Corp. (a)(b)	217,450	3,764,059

Consumer Finance Total		3,764,059

Insurance – 4.1%
American Financial Group, Inc.	130,050	3,667,410
Arthur J. Gallagher & Co. (a)	181,400	5,356,742
Brown & Brown, Inc. (a)	212,350	5,716,462
Commerce Group, Inc. (a)	83,800	2,671,544
Everest Re Group Ltd.	116,525	11,871,567
Fidelity National Financial, Inc., Class A (a)	408,500	7,430,615
First American Corp.	178,125	7,450,969
Hanover Insurance Group, Inc.	94,975	4,063,030
HCC Insurance Holdings, Inc.	206,675	5,706,297
Horace Mann Educators Corp. (a)	79,650	1,540,431
Mercury General Corp. (a)	65,500	3,450,540
Old Republic International Corp.	426,333	7,754,997
Protective Life Corp.	129,000	5,392,200
Stancorp Financial Group, Inc.	98,750	4,651,125
Unitrin, Inc. (a)	73,375	3,335,628
W.R. Berkley Corp.	314,970	9,414,453

Insurance Total		89,474,010

Real Estate Investment Trusts (REITs) – 3.8%
AMB Property Corp.	183,725	10,101,200
Cousins Properties, Inc.	80,600	2,214,082
Equity One, Inc. (a)	68,100	1,781,496
Highwoods Properties, Inc. (a)	104,900	3,743,881
Hospitality Properties Trust	173,075	6,829,540
Liberty Property Trust	169,525	6,621,647
Macerich Co. (a)	132,200	10,737,284
Mack-Cali Realty Corp. (a)	125,275	5,231,484
Nationwide Health Properties, Inc.	164,600	4,567,650

	Shares	Value ($)
Potlatch Corp. (a)	71,931	3,239,772
Rayonier, Inc.	142,785	6,102,631
Regency Centers Corp.	128,100	8,899,107
UDR, Inc. (a)	250,575	6,291,938
Weingarten Realty Investors (a)	140,300	5,641,463

Real Estate Investment Trusts (REITs) Total		82,003,175

Thrifts & Mortgage Finance – 1.4%
Astoria Financial Corp. (a)	154,300	4,022,601
First Niagara Financial Group, Inc. (a)	204,200	2,885,346
IndyMac Bancorp, Inc. (a)	133,425	3,228,885
New York Community Bancorp, Inc. (a)	508,603	8,997,187
PMI Group, Inc. (a)	160,250	5,076,720
Radian Group, Inc. (a)	147,950	2,609,838
Washington Federal, Inc.	161,027	4,273,657

Thrifts & Mortgage Finance Total		31,094,234

Financials Total		316,617,036

Health Care – 11.7%
Biotechnology – 1.3%
Cephalon, Inc. (a)(b)	122,075	9,161,729
Millennium Pharmaceuticals, Inc. (a)(b)	592,175	6,010,576
PDL BioPharma, Inc. (a)(b)	215,000	4,194,650
Vertex Pharmaceuticals, Inc. (a)(b)	241,575	9,411,762

Biotechnology Total		28,778,717

Health Care Equipment & Supplies – 3.7%
Advanced Medical Optics, Inc. (a)(b)	110,500	3,175,770
Beckman Coulter, Inc. (a)	114,200	8,216,690
Cytyc Corp. (a)(b)	212,450	9,080,113
DENTSPLY International, Inc.	280,150	11,032,307
Edwards Lifesciences Corp. (a)(b)	106,250	5,131,875
Gen-Probe, Inc. (b)	96,700	6,190,734
Hillenbrand Industries, Inc.	113,700	6,543,435
Intuitive Surgical, Inc. (a)(b)	69,100	15,290,448
Kyphon, Inc. (a)(b)	84,000	5,617,080
ResMed, Inc. (a)(b)	143,500	5,834,710
STERIS Corp.	119,625	3,357,874

Health Care Equipment & Supplies Total		79,471,036

Health Care Providers & Services – 3.3%
Apria Healthcare Group, Inc. (a)(b)	80,450	2,142,384
Community Health Systems, Inc. (a)(b)	173,450	6,023,918

See Accompanying Notes to Financial Statements.

30

Columbia Mid Cap Index Fund

August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Health Care (continued)
Health Care Providers & Services (continued)
Health Management Associates, Inc., Class A (a)	446,800	3,042,708
Health Net, Inc. (b)	207,025	11,342,900
Henry Schein, Inc. (b)	163,850	9,534,431
Kindred Healthcare, Inc. (a)(b)	58,200	1,153,524
LifePoint Hospitals, Inc. (a)(b)	106,500	2,992,650
Lincare Holdings, Inc. (b)	154,600	5,564,054
Omnicare, Inc. (a)	224,125	7,313,199
Psychiatric Solutions, Inc. (a)(b)	100,100	3,689,686
Universal Health Services, Inc., Class B	99,300	5,243,040
VCA Antech, Inc. (b)	155,000	6,337,950
WellCare Health Plans, Inc. (a)(b)	61,800	6,099,660

Health Care Providers & Services Total		70,480,104

Health Care Technology – 0.3%
Cerner Corp. (a)(b)	120,700	6,884,728

Health Care Technology Total		6,884,728

Life Sciences Tools & Services – 2.0%
Affymetrix, Inc. (a)(b)	126,500	2,866,490
Charles River Laboratories International, Inc. (a)(b)	124,150	6,515,392
Covance, Inc. (b)	117,150	8,589,438
Invitrogen Corp. (b)	86,250	6,718,875
Pharmaceutical Product Development, Inc.	191,700	6,715,251
Techne Corp. (b)	72,700	4,580,827
Varian, Inc. (b)	56,350	3,382,127
Ventana Medical Systems, Inc. (b)	61,100	4,997,369

Life Sciences Tools & Services Total		44,365,769

Pharmaceuticals – 1.1%
Endo Pharmaceuticals Holdings, Inc. (b)	246,700	7,864,796
Medicis Pharmaceutical Corp., Class A (a)	103,000	3,145,620
Par Pharmaceutical Companies, Inc. (a)(b)	64,675	1,448,073
Perrigo Co. (a)	140,025	2,899,918
Sepracor, Inc. (a)(b)	196,225	5,723,883
Valeant Pharmaceuticals International (a)	174,575	2,753,048

Pharmaceuticals Total		23,835,338

Health Care Total		253,815,692

	Shares	Value ($)
Industrials – 15.8%
Aerospace & Defense – 0.5%
Alliant Techsystems, Inc. (a)(b)	60,775	6,400,215
DRS Technologies, Inc. (a)	74,700	3,920,256

Aerospace & Defense Total		10,320,471

Air Freight & Logistics – 0.8%
Expeditors International Washington, Inc.	393,000	17,358,810

Air Freight & Logistics Total		17,358,810

Airlines – 0.3%
AirTran Holdings, Inc. (a)(b)	168,750	1,773,562
Alaska Air Group, Inc. (a)(b)	74,550	1,850,331
JetBlue Airways Corp. (a)(b)	329,280	3,134,746

Airlines Total		6,758,639

Commercial Services & Supplies – 3.6%
Brink’s Co. (a)	89,475	5,132,286
ChoicePoint, Inc. (a)(b)	140,202	5,515,547
Copart, Inc. (b)	131,275	3,851,609
Corporate Executive Board Co. (a)	66,700	4,537,601
Deluxe Corp.	95,100	3,615,702
Dun & Bradstreet Corp.	109,525	10,684,164
Herman Miller, Inc.	117,125	3,398,968
HNI Corp. (a)	88,325	3,607,193
Kelly Services, Inc., Class A (a)	39,900	906,528
Korn/Ferry International (a)(b)	89,025	1,977,245
Manpower, Inc.	155,875	10,951,777
Mine Safety Appliances Co. (a)	55,000	2,635,600
Navigant Consulting, Inc. (a)(b)	79,700	1,406,705
Republic Services, Inc.	310,537	9,654,595
Rollins, Inc. (a)	54,418	1,445,342
Stericycle, Inc. (b)	161,650	8,066,335

Commercial Services & Supplies Total		77,387,197

Construction & Engineering – 1.7%
Granite Construction, Inc.	62,675	3,412,027
Jacobs Engineering Group, Inc. (b)	218,100	14,414,229
KBR, Inc. (b)	309,100	10,150,844
Quanta Services, Inc. (a)(b)	312,875	8,844,976

Construction & Engineering Total		36,822,076

Electrical Equipment – 1.3%
AMETEK, Inc.	196,825	7,871,032
Hubbell, Inc., Class B	110,025	5,961,154
Roper Industries, Inc. (a)	162,800	10,303,612
Thomas & Betts Corp. (b)	93,300	5,167,887

Electrical Equipment Total		29,303,685

See Accompanying Notes to Financial Statements.

31

Columbia Mid Cap Index Fund

August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Industrial Conglomerates – 0.6%
Carlisle Companies, Inc.	114,500	5,636,835
Sequa Corp., Class A (a)(b)	12,775	2,097,016
Teleflex, Inc.	72,250	5,618,883

Industrial Conglomerates Total		13,352,734

Machinery – 4.8%
AGCO Corp. (b)	168,675	7,286,760
Crane Co.	92,600	4,147,554
Donaldson Co., Inc. (a)	127,200	4,856,496
Federal Signal Corp. (a)	87,925	1,345,253
Flowserve Corp.	105,225	7,514,117
Graco, Inc. (a)	122,687	4,957,782
Harsco Corp.	155,200	8,636,880
IDEX Corp.	149,600	5,755,112
Joy Global, Inc. (a)	200,300	8,691,017
Kennametal, Inc.	71,650	5,779,289
Lincoln Electric Holdings, Inc.	78,600	5,654,484
Nordson Corp.	62,125	3,119,296
Oshkosh Truck Corp. (a)	136,600	7,907,774
Pentair, Inc. (a)	183,975	6,830,992
SPX Corp.	104,925	9,448,496
Timken Co.	173,600	6,173,216
Trinity Industries, Inc. (a)	148,100	5,564,117

Machinery Total		103,668,635

Marine – 0.2%
Alexander & Baldwin, Inc. (a)	79,100	4,106,081

Marine Total		4,106,081

Road & Rail – 0.9%
Avis Budget Group, Inc. (b)	186,780	4,335,164
Con-way, Inc. (a)	84,150	4,079,592
J.B. Hunt Transport Services, Inc. (a)	187,450	5,392,936
Werner Enterprises, Inc. (a)	89,543	1,666,395
YRC Worldwide, Inc. (a)(b)	106,000	3,265,860

Road & Rail Total		18,739,947

Trading Companies & Distributors – 1.1%
Fastenal Co. (a)	231,300	10,549,593
GATX Corp.	94,175	4,106,030
MSC Industrial Direct Co., Class A	98,300	5,091,940
United Rentals, Inc. (b)	122,850	4,004,910

Trading Companies & Distributors Total		23,752,473

Industrials Total		341,570,748

	Shares	Value ($)
Information Technology – 15.9%
Communications Equipment – 2.6%
3Com Corp. (b)	735,300	2,757,375
ADC Telecommunications, Inc. (b)	216,500	3,961,950
ADTRAN, Inc. (a)	113,275	3,027,841
Andrew Corp. (b)	287,200	4,043,776
Avocent Corp. (a)(b)	93,050	2,746,836
CommScope, Inc. (a)(b)	112,875	6,388,725
Dycom Industries, Inc. (a)(b)	74,950	2,213,274
F5 Networks, Inc. (b)	154,000	5,385,380
Harris Corp.	247,650	15,064,549
Plantronics, Inc. (a)	88,325	2,508,430
Polycom, Inc. (b)	169,100	5,125,421
Powerwave Technologies, Inc. (a)(b)	240,225	1,645,541
UTStarcom, Inc. (a)(b)	196,125	596,220

Communications Equipment Total		55,465,318

Computers & Peripherals – 0.9%
Diebold, Inc. (a)	121,125	5,313,753
Imation Corp. (a)	75,975	2,210,113
Palm, Inc. (a)(b)	190,800	2,863,908
Western Digital Corp. (a)(b)	409,200	9,558,912

Computers & Peripherals Total		19,946,686

Electronic Equipment & Instruments – 2.7%
Amphenol Corp., Class A	329,900	11,912,689
Arrow Electronics, Inc. (b)	226,675	9,511,283
Avnet, Inc. (b)	239,750	9,424,572
CDW Corp.	112,425	9,676,420
Ingram Micro, Inc., Class A (b)	263,800	5,181,032
KEMET Corp. (a)(b)	154,425	1,065,533
National Instruments Corp.	105,162	3,319,964
Tech Data Corp. (b)	101,450	3,955,536
Vishay Intertechnology, Inc. (b)	340,975	4,511,099

Electronic Equipment & Instruments Total		58,558,128

Internet Software & Services – 0.3%
Digital River, Inc. (a)(b)	74,600	3,458,456
ValueClick, Inc. (a)(b)	184,100	3,689,364

Internet Software & Services Total		7,147,820

IT Services – 2.7%
Acxiom Corp.	127,175	3,115,788
Alliance Data Systems Corp. (b)	121,825	9,557,171
Broadridge Financial Solutions, Inc.	256,700	4,664,239
Ceridian Corp. (b)	264,425	9,056,556
CheckFree Corp. (a)(b)	162,150	7,496,194
CSG Systems International, Inc. (b)	80,025	1,850,178
DST Systems, Inc. (a)(b)	99,800	7,630,708

See Accompanying Notes to Financial Statements.

32

Columbia Mid Cap Index Fund

August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Information Technology (continued)
IT Services (continued)
Gartner, Inc. (b)	95,925	2,120,902
Global Payments, Inc. (a)	126,200	4,982,376
MoneyGram International, Inc. (a)	153,875	3,272,921
MPS Group, Inc. (a)(b)	189,025	2,600,984
SRA International, Inc., Class A (a)(b)	76,700	2,163,707

IT Services Total		58,511,724

Office Electronics – 0.2%
Zebra Technologies Corp., Class A (a)(b)	127,175	4,616,453

Office Electronics Total		4,616,453

Semiconductors & Semiconductor Equipment – 3.6%
Atmel Corp. (b)	789,950	4,186,735
Cree Research, Inc. (a)(b)	155,375	4,132,975
Cypress Semiconductor Corp. (a)(b)	278,775	6,980,526
Fairchild Semiconductor International, Inc. (b)	228,150	4,280,094
Integrated Device Technology, Inc. (b)	364,792	5,705,347
International Rectifier Corp. (b)	133,675	4,599,757
Intersil Corp., Class A	249,200	8,303,344
Lam Research Corp. (b)	249,075	13,357,892
Lattice Semiconductor Corp. (a)(b)	211,675	1,056,258
Micrel, Inc. (a)	104,450	1,143,727
Microchip Technology, Inc.	398,450	15,348,294
RF Micro Devices, Inc. (a)(b)	355,800	2,117,010
Semtech Corp. (a)(b)	116,000	2,069,440
Silicon Laboratories, Inc. (a)(b)	100,975	3,727,997
TriQuint Semiconductor, Inc. (a)(b)	256,550	1,131,386

Semiconductors & Semiconductor Equipment Total		78,140,782

Software – 2.9%
ACI Worldwide, Inc. (a)(b)	68,500	1,779,630
Activision, Inc. (b)	464,921	9,061,310
Advent Software, Inc. (a)(b)	34,125	1,367,389
Cadence Design Systems, Inc. (b)	513,275	11,148,333
Fair Isaac Corp. (a)	105,800	3,913,542
Jack Henry & Associates, Inc. (a)	142,225	3,731,984
Macrovision Corp. (a)(b)	97,800	2,320,794
McAfee, Inc. (b)	294,175	10,516,756
Mentor Graphics Corp. (b)	157,475	2,198,351
Parametric Technology Corp. (b)	211,800	3,729,798
Sybase, Inc. (b)	168,375	3,881,044

	Shares	Value ($)
Synopsys, Inc. (b)	264,325	7,221,359
Wind River Systems, Inc. (b)	138,625	1,462,494

Software Total		62,332,784

Information Technology Total		344,719,695

Materials – 6.9%
Chemicals – 3.8%
Airgas, Inc.	144,875	6,696,122
Albemarle Corp.	146,650	5,934,925
Cabot Corp. (a)	124,825	5,035,441
Chemtura Corp.	444,800	4,096,608
Cytec Industries, Inc.	77,775	5,164,260
Ferro Corp.	79,525	1,556,304
FMC Corp.	70,650	6,358,500
Lubrizol Corp.	127,600	8,112,808
Lyondell Chemical Co.	396,375	18,375,945
Minerals Technologies, Inc. (a)	35,200	2,320,032
Olin Corp. (a)	136,025	2,916,376
RPM International, Inc.	222,900	5,046,456
Scotts Miracle-Gro Co., Class A (a)	80,850	3,659,271
Sensient Technologies Corp.	86,700	2,348,703
Valspar Corp. (a)	184,950	4,988,102

Chemicals Total		82,609,853

Construction Materials – 0.8%
Florida Rock Industries, Inc. (a)	91,200	5,700,912
Martin Marietta Materials, Inc. (a)	78,575	10,607,625

Construction Materials Total		16,308,537

Containers & Packaging – 0.5%
Packaging Corp. of America	151,375	3,943,319
Sonoco Products Co.	184,400	6,642,088

Containers & Packaging Total		10,585,407

Metals & Mining – 1.5%
Carpenter Technology Corp. (a)	47,300	5,526,532
Cleveland-Cliffs, Inc. (a)	75,600	5,766,012
Commercial Metals Co.	218,000	6,298,020
Reliance Steel & Aluminum Co.	119,500	6,329,915
Steel Dynamics, Inc.	156,800	6,801,984
Worthington Industries, Inc. (a)	127,700	2,702,132

Metals & Mining Total		33,424,595

Paper & Forest Products – 0.3%
Bowater, Inc. (a)	103,700	1,746,308
Louisiana-Pacific Corp. (a)	192,400	3,603,652

Paper & Forest Products Total		5,349,960

Materials Total		148,278,352

See Accompanying Notes to Financial Statements.

33

Columbia Mid Cap Index Fund

August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Telecommunication Services – 0.8%
Diversified Telecommunication Services – 0.3%
Cincinnati Bell, Inc. (b)	456,675	2,228,574
NeuStar, Inc., Class A (a)(b)	118,400	3,743,808

Diversified Telecommunication Services Total		5,972,382

Wireless Telecommunication Services – 0.5%
Telephone & Data Systems, Inc.	191,941	12,428,180

Wireless Telecommunication Services Total		12,428,180

Telecommunication Services Total		18,400,562

Utilities – 7.3%
Electric Utilities – 2.3%
DPL, Inc. (a)	208,425	5,491,999
Great Plains Energy, Inc. (a)	158,475	4,491,181
Hawaiian Electric Industries, Inc. (a)	150,000	3,145,500
IDACORP, Inc. (a)	80,500	2,613,835
Northeast Utilities Co.	284,475	7,865,734
Pepco Holdings, Inc.	354,850	9,893,218
Puget Energy, Inc. (a)	215,225	5,021,199
Sierra Pacific Resources (a)	408,000	6,250,560
Westar Energy, Inc. (a)	161,325	3,918,584

Electric Utilities Total		48,691,810

Gas Utilities – 1.6%
AGL Resources, Inc.	143,425	5,695,407
Equitable Resources, Inc.	224,300	11,033,317
National Fuel Gas Co. (a)	153,975	6,827,252
ONEOK, Inc.	191,600	8,976,460
WGL Holdings, Inc. (a)	90,725	2,983,945

Gas Utilities Total		35,516,381

Independent Power Producers & Energy Traders – 0.1%
Black Hills Corp. (a)	69,500	2,862,705

Independent Power Producers & Energy Traders Total		2,862,705

Multi-Utilities – 3.0%
Alliant Energy Corp.	214,375	8,120,525
Aquila, Inc. (a)(b)	690,975	2,750,081
Energy East Corp.	291,425	7,778,133
MDU Resources Group, Inc. (a)	335,305	9,070,000
NSTAR (a)	197,000	6,455,690
OGE Energy Corp.	169,150	5,703,738
PNM Resources, Inc. (a)	141,450	3,270,324
Scana Corp.	215,175	8,258,416
Vectren Corp. (a)	141,100	3,852,030
Wisconsin Energy Corp.	215,625	9,554,344

Multi-Utilities Total		64,813,281

	Shares	Value ($)
Water Utilities – 0.3%
Aqua America, Inc. (a)	244,474	5,857,597

Water Utilities Total		5,857,597

Utilities Total		157,741,774

Total Common Stocks (Cost of $1,573,941,073)		2,129,819,750

Securities Lending Collateral – 27.8%
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 5.290%) (c)	600,582,910	600,582,910

Total Securities Lending Collateral (Cost of $600,582,910)		600,582,910

	Par ($)
Short-Term Obligations – 3.0%

U.S. Government Obligations – 0.1%
United States Treasury Bill
3.400% 09/20/07 (d)(e)	100,000	99,821
3.900% 09/20/07 (d)(e)	300,000	299,383
4.400% 09/20/07 (d)(e)	300,000	299,303
4.720% 09/20/07 (d)(e)	100,000	99,751
4.750% 09/20/07 (d)(e)	2,000,000	1,995,144
4.750% 09/20/07 (d)(e)	100,000	99,749
4.760% 09/20/07 (d)(e)	100,000	99,749

U.S. Government Obligations Total		2,992,900

Repurchase Agreement – 2.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/07, due 09/04/07, at 5.110%, collateralized by a U.S. Government Agency Obligation maturing 07/18/16, market value $63,911,281 (repurchase proceeds $62,693,576)	62,658,000	62,658,000

Total Short-Term Obligations (Cost of $65,650,900)		65,650,900

Total Investments – 129.2% (Cost of $2,240,174,883) (f)		2,796,053,560

Other Assets & Liabilities, Net – (29.2)%		(631,667,358)

Net Assets – 100.0%		2,164,386,202

See Accompanying Notes to Financial Statements.

34

Columbia Mid Cap Index Fund

August 31, 2007 (Unaudited)

Notes to Investment Portfolio:

(a)	All or a portion of this security was on loan at August 31, 2007. The total market value of securities on loan at August 31, 2007 is $594,234,971.

(b)	Non-income producing security.

(c)	Investment made with cash collateral received from securities lending activity.

(d)	The rate shown represents the annualized yield at the date of purchase.

(e)	Security pledged as collateral for open futures contracts.

(f)	Cost for federal income tax purposes is $2,240,174,883.

At August 31, 2007 the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	15.9
Industrials	15.8
Financials	14.6
Consumer Discretionary	13.5
Health Care	11.7
Energy	9.0
Utilities	7.3
Materials	6.9
Consumer Staples	2.9
Telecommunication Services	0.8

98.4
Securities Lending Collateral	27.8
Short-Term Obligations	3.0
Other Assets & Liabilities, Net	(29.2)

100.0

At August 31, 2007, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
S&P MidCap 400 Index	76	$32,877,600	$32,513,077	Sep-2007	$364,523

See Accompanying Notes to Financial Statements.

35

Investment Portfolio – Columbia Small Cap Index Fund

August 31, 2007 (Unaudited)

Common Stocks – 98.9%

	Shares	Value ($)
Consumer Discretionary – 14.7%
Auto Components – 0.2%
Drew Industries, Inc. (a)(b)	51,400	2,018,478
Standard Motor Products, Inc.	33,200	325,028
Superior Industries International, Inc. (b)	62,800	1,248,464

Auto Components Total		3,591,970

Automobiles – 0.3%
Coachmen Industries, Inc.	43,200	285,120
Fleetwood Enterprises, Inc. (a)(b)	175,900	1,639,388
Monaco Coach Corp. (b)	74,000	990,860
Winnebago Industries, Inc. (b)	86,700	2,312,289

Automobiles Total		5,227,657

Distributors – 0.5%
Audiovox Corp., Class A (a)(b)	50,900	531,905
Building Materials Holding Corp. (b)	80,700	1,194,360
Keystone Automotive Industries, Inc. (a)	44,800	2,103,360
LKQ Corp. (a)(b)	124,800	3,866,304

Distributors Total		7,695,929

Diversified Consumer Services – 0.5%
Bright Horizons Family Solutions, Inc. (a)	71,800	2,848,306
Coinstar, Inc. (a)(b)	76,300	2,493,484
CPI Corp.	14,400	644,544
Pre-Paid Legal Services, Inc. (a)	24,200	1,335,598
Universal Technical Institute, Inc. (a)(b)	63,500	1,144,270

Diversified Consumer Services Total		8,466,202

Hotels, Restaurants & Leisure – 3.4%
California Pizza Kitchen, Inc. (a)(b)	79,800	1,631,910
CEC Entertainment, Inc. (a)	89,150	2,736,905
CKE Restaurants, Inc. (b)	180,000	3,051,000
IHOP Corp. (b)	42,100	2,646,827
Jack in the Box, Inc. (a)	86,000	5,350,920
Landry’s Restaurants, Inc. (b)	40,900	1,172,603
Marcus Corp. (b)	58,700	1,239,744
Monarch Casino & Resort, Inc. (a)	28,800	817,056
Multimedia Games, Inc. (a)(b)	70,900	687,730
O’Charleys, Inc.	65,100	1,059,828
P.F. Chang’s China Bistro, Inc. (a)(b)	70,800	2,388,084
Panera Bread Co., Class A (a)(b)	87,600	3,831,624
Papa John’s International, Inc. (a)(b)	61,600	1,562,176
Peet’s Coffee & Tea, Inc. (a)(b)	37,100	937,146
Pinnacle Entertainment, Inc. (a)	163,900	4,559,698
RARE Hospitality International, Inc. (a)(b)	84,400	3,187,788

	Shares	Value ($)
Red Robin Gourmet Burgers, Inc. (a)(b)	46,000	1,769,620
Ruth’s Chris Steak House (a)(b)	47,700	792,774
Shuffle Master, Inc. (a)(b)	96,650	1,433,320
Sonic Corp. (a)(b)	172,600	3,766,132
Steak n Shake Co. (a)(b)	78,100	1,230,856
Texas Roadhouse, Inc., Class A (a)(b)	146,500	1,876,665
Triarc Companies, Inc., Class B (b)	177,964	2,733,527
WMS Industries, Inc. (a)(b)	99,250	2,921,920

Hotels, Restaurants & Leisure Total		53,385,853

Household Durables – 0.9%
Bassett Furniture Industries, Inc. (b)	32,500	375,050
Champion Enterprises, Inc. (a)(b)	210,700	2,433,585
Ethan Allen Interiors, Inc. (b)	85,900	2,886,240
La-Z-Boy, Inc. (b)	141,000	1,359,240
Libbey, Inc. (b)	39,500	714,950
M/I Homes, Inc. (b)	33,300	607,059
Meritage Corp. (a)(b)	60,500	1,096,260
National Presto Industries, Inc. (b)	12,900	711,564
Russ Berrie & Co., Inc. (a)	31,800	475,728
Skyline Corp. (b)	18,700	559,691
Standard Pacific Corp. (b)	177,700	1,782,331
Universal Electronics, Inc. (a)	39,600	1,148,400

Household Durables Total		14,150,098

Internet & Catalog Retail – 0.3%
Blue Nile, Inc. (a)(b)	37,700	3,182,634
PetMed Express, Inc. (a)(b)	66,800	1,001,332
Stamps.com, Inc. (a)(b)	47,900	581,506

Internet & Catalog Retail Total		4,765,472

Leisure Equipment & Products – 1.0%
Arctic Cat, Inc. (b)	32,800	554,648
JAKKS Pacific, Inc. (a)(b)	77,000	1,730,190
MarineMax, Inc. (a)(b)	51,200	939,008
Nautilus Group, Inc. (b)	86,600	824,432
Polaris Industries, Inc.	98,200	4,689,050
Pool Corp. (b)	135,150	4,412,648
RC2 Corp. (a)	58,100	1,774,374
Sturm Ruger & Co., Inc. (a)(b)	50,300	917,472

Leisure Equipment & Products Total		15,841,822

Media – 0.6%
4Kids Entertainment, Inc. (a)(b)	36,200	543,362
Arbitron, Inc. (b)	82,200	4,096,026
Live Nation, Inc. (a)	179,900	3,723,930
Radio One, Inc., Class D (a)	211,400	826,574

Media Total		9,189,892

See Accompanying Notes to Financial Statements.

36

Columbia Small Cap Index Fund

August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Consumer Discretionary (continued)
Multiline Retail – 0.1%
Fred’s, Inc., Class A (b)	109,850	1,142,440
Tuesday Morning Corp. (b)	81,900	864,045

Multiline Retail Total		2,006,485

Specialty Retail – 4.3%
Aaron Rents, Inc.	133,850	3,425,221
Big 5 Sporting Goods Corp. (b)	62,300	1,295,840
Brown Shoe Co., Inc.	121,275	2,769,921
Cato Corp., Class A (b)	86,500	1,909,055
Charlotte Russe Holding, Inc. (a)	69,500	1,214,165
Children’s Place Retail Stores, Inc. (a)	64,100	1,843,516
Christopher & Banks Corp. (b)	99,500	1,201,960
Cost Plus, Inc. (a)(b)	60,600	242,400
Dress Barn, Inc. (a)(b)	127,000	2,222,500
Finish Line, Inc., Class A	115,000	648,600
Genesco, Inc. (a)(b)	61,700	2,831,413
Group 1 Automotive, Inc. (b)	66,700	2,338,502
Guitar Center, Inc. (a)(b)	81,100	4,589,449
Gymboree Corp. (a)	86,200	3,455,758
Haverty Furniture Companies, Inc. (b)	62,300	667,856
Hibbett Sports, Inc. (a)(b)	87,100	2,172,274
HOT Topic, Inc. (a)	121,500	1,016,955
Jo-Ann Stores, Inc. (a)	67,050	1,508,625
Jos. A. Bank Clothiers, Inc. (a)(b)	49,475	1,491,671
Lithia Motors, Inc., Class A (b)	43,700	782,667
Men’s Wearhouse, Inc.	145,200	7,358,736
Midas, Inc. (a)	31,500	638,820
Pep Boys-Manny, Moe & Jack, Inc. (b)	149,300	2,447,027
Select Comfort Corp. (a)(b)	124,550	2,136,033
Sonic Automotive, Inc., Class A (b)	83,900	2,231,740
Stage Stores, Inc. (b)	118,275	2,049,706
Stein Mart, Inc. (b)	74,200	651,476
Tractor Supply Co. (a)(b)	93,800	4,517,408
Tween Brands, Inc. (a)(b)	87,800	2,590,100
Zale Corp. (a)(b)	134,400	3,019,968
Zumiez, Inc. (a)	48,300	2,343,999

Specialty Retail Total		67,613,361

Textiles, Apparel & Luxury Goods – 2.6%
Ashworth, Inc. (a)	39,900	268,926
CROCS, Inc. (a)(b)	184,300	10,881,072
Deckers Outdoor Co. (a)	30,100	2,835,119
Fossil, Inc. (a)	124,050	4,156,915
Iconix Brand Group, Inc. (a)	154,700	3,206,931
K-Swiss, Inc., Class A	72,800	1,755,936
Kellwood Co. (b)	71,000	1,398,700
Maidenform Brands, Inc. (a)	53,000	903,120

	Shares	Value ($)
Movado Group, Inc.	56,200	1,657,900
Oxford Industries, Inc.	42,100	1,524,862
Quiksilver, Inc. (a)(b)	335,700	4,495,023
Skechers U.S.A., Inc., Class A (a)	74,900	1,485,267
Unifirst Corp.	39,100	1,617,958
Volcom, Inc. (a)(b)	40,100	1,565,103
Wolverine World Wide, Inc.	152,500	4,009,225

Textiles, Apparel & Luxury Goods Total		41,762,057

Consumer Discretionary Total		233,696,798

Consumer Staples – 3.9%
Food & Staples Retailing – 1.2%
Casey’s General Stores, Inc.	138,700	3,933,532
Great Atlantic & Pacific Tea Co., Inc. (a)(b)	53,600	1,680,896
Longs Drug Stores Corp.	79,500	4,192,035
Nash Finch Co. (b)	36,800	1,380,368
Performance Food Group Co. (a)	97,000	2,758,680
Spartan Stores, Inc. (b)	59,400	1,511,136
United Natural Foods, Inc. (a)(b)	117,500	3,153,700

Food & Staples Retailing Total		18,610,347

Food Products – 1.8%
Corn Products International, Inc.	204,300	9,234,360
Flowers Foods, Inc.	213,000	4,396,320
Hain Celestial Group, Inc. (a)(b)	108,900	3,186,414
J & J Snack Foods Corp.	37,700	1,415,635
Lance, Inc. (b)	85,100	2,119,841
Ralcorp Holdings, Inc. (a)	74,200	4,584,818
Sanderson Farms, Inc. (b)	43,600	1,828,584
TreeHouse Foods, Inc. (a)	85,700	2,307,044

Food Products Total		29,073,016

Household Products – 0.3%
Central Garden & Pet Co. (a)(b)	196,200	2,472,120
Spectrum Brands, Inc. (a)(b)	106,600	601,224
WD-40 Co.	48,300	1,679,391

Household Products Total		4,752,735

Personal Products – 0.5%
Chattem, Inc. (a)(b)	52,100	3,215,091
Mannatech, Inc. (b)	43,500	358,440
Playtex Products, Inc. (a)	153,300	2,790,060
USANA Health Sciences, Inc. (a)(b)	23,500	894,880

Personal Products Total		7,258,471

Tobacco – 0.1%
Alliance One International, Inc. (a)	241,100	1,856,470

Tobacco Total		1,856,470

Consumer Staples Total		61,551,039

See Accompanying Notes to Financial Statements.

37

Columbia Small Cap Index Fund

August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Energy – 6.4%
Energy Equipment & Services – 3.7%
Atwood Oceanics, Inc. (a)(b)	75,200	5,714,448
Bristow Group, Inc. (a)(b)	64,600	2,800,410
CARBO Ceramics, Inc. (b)	55,750	2,609,100
Dril-Quip, Inc. (a)	66,500	3,129,490
Gulf Island Fabrication, Inc.	30,000	1,067,400
Hornbeck Offshore Services, Inc. (a)(b)	63,800	2,433,970
Input/Output, Inc. (a)(b)	193,900	2,751,441
Lufkin Industries, Inc.	41,300	2,348,731
Matrix Service Co. (a)	73,000	1,381,160
NATCO Group, Inc., Class A (a)	47,800	2,387,132
Oceaneering International, Inc. (a)	152,200	10,221,752
Pioneer Drilling Co. (a)	136,300	1,657,408
SEACOR Holdings, Inc. (a)	57,700	5,066,060
Tetra Technologies, Inc. (a)(b)	199,350	3,985,006
Unit Corp. (a)	127,100	6,235,526
W-H Energy Services, Inc. (a)	83,500	5,307,260

Energy Equipment & Services Total		59,096,294

Oil, Gas & Consumable Fuels – 2.7%
Cabot Oil & Gas Corp.	266,000	8,868,440
Helix Energy Solutions Group, Inc. (a)(b)	250,700	9,634,401
Massey Energy Co.	222,600	4,618,950
Penn Virginia Corp.	103,200	4,118,712
Petroleum Development Corp. (a)(b)	40,600	1,625,218
St. Mary Land & Exploration Co.	172,300	5,746,205
Stone Energy Corp. (a)	76,700	2,527,265
Swift Energy Co. (a)	81,100	3,018,542
World Fuel Services Corp. (b)	78,300	3,018,465

Oil, Gas & Consumable Fuels Total		43,176,198

Energy Total		102,272,492

Financials – 15.5%
Capital Markets – 0.7%
Investment Technology Group, Inc. (a)	121,700	4,925,199
LaBranche & Co., Inc. (a)(b)	146,500	921,485
Piper Jaffray Companies, Inc. (a)(b)	50,700	2,603,952
SWS Group, Inc.	67,650	1,200,111
TradeStation Group, Inc. (a)(b)	69,800	772,686

Capital Markets Total		10,423,433

Commercial Banks – 6.0%
Alabama National Bancorporation (b)	46,900	2,474,444

	Shares	Value ($)
Boston Private Financial Holdings, Inc. (b)	101,700	2,761,155
Cascade Bancorp (b)	78,000	1,829,100
Central Pacific Financial Corp. (b)	84,400	2,685,608
Chittenden Corp.	122,425	4,257,941
Community Bank System, Inc. (b)	82,600	1,661,086
East West Bancorp, Inc. (b)	167,600	6,000,080
First Bancorp Puerto Rico	254,000	2,552,700
First Commonwealth Financial Corp. (b)	172,700	1,901,427
First Financial Bancorp (b)	87,600	1,181,724
First Indiana Corp. (b)	35,400	1,094,568
First Midwest Bancorp, Inc. (b)	136,500	4,680,585
First Republic Bank	84,850	4,628,567
Frontier Financial Corp. (b)	107,500	2,642,350
Glacier Bancorp, Inc. (b)	144,607	3,175,570
Hanmi Financial Corp. (b)	112,600	1,743,048
Independent Bank Corp. (b)	55,220	646,626
Irwin Financial Corp. (b)	51,100	544,215
Nara Bancorp, Inc. (b)	57,600	912,384
PrivateBancorp, Inc. (b)	50,900	1,704,132
Prosperity Bancshares, Inc. (b)	95,000	3,208,150
Provident Bankshares Corp. (b)	88,500	2,734,650
Signature Bank (a)(b)	81,600	2,820,096
South Financial Group, Inc. (b)	203,600	4,672,620
Sterling Bancorp NY (b)	51,200	756,736
Sterling Bancshares, Inc.	204,250	2,334,578
Sterling Financial Corp.	140,125	3,568,984
Susquehanna Bancshares, Inc. (b)	143,200	2,815,312
UCBH Holdings, Inc. (b)	274,300	4,558,866
Umpqua Holdings Corp. (b)	173,800	3,771,460
United Bankshares, Inc. (b)	105,900	3,314,670
United Community Banks, Inc. (b)	112,400	2,730,196
Whitney Holding Corp.	185,500	5,138,350
Wilshire Bancorp, Inc.	42,400	477,848
Wintrust Financial Corp. (b)	66,300	2,860,182

Commercial Banks Total		94,840,008

Consumer Finance – 0.4%
Cash America International, Inc. (b)	81,600	2,942,496
First Cash Financial Services, Inc. (a)	77,400	1,657,908
Rewards Network, Inc. (a)(b)	74,400	301,320
World Acceptance Corp. (a)(b)	48,300	1,497,783

Consumer Finance Total		6,399,507

Diversified Financial Services – 0.3%
Financial Federal Corp. (b)	70,800	2,160,108
Portfolio Recovery Associates, Inc. (b)	43,900	2,254,704

Diversified Financial Services Total		4,414,812

See Accompanying Notes to Financial Statements.

38

Columbia Small Cap Index Fund

August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Financials (continued)
Insurance – 2.8%
Delphi Financial Group, Inc., Class A	119,350	4,809,805
Hilb Rogal & Hobbs Co.	100,200	4,679,340
Infinity Property & Casualty Corp.	53,200	2,205,672
LandAmerica Financial Group, Inc. (b)	47,000	2,603,330
Philadelphia Consolidated Holding Co. (a)	157,600	6,307,152
Presidential Life Corp.	59,100	1,022,430
ProAssurance Corp. (a)	91,500	4,811,070
RLI Corp.	54,600	3,284,190
Safety Insurance Group, Inc.	39,600	1,351,944
SCPIE Holdings, Inc. (a)	27,600	538,200
Selective Insurance Group, Inc. (b)	146,800	3,097,480
Stewart Information Services Corp.	50,100	1,856,706
Tower Group, Inc.	55,200	1,386,072
United Fire & Casualty Co.	57,700	2,192,023
Zenith National Insurance Corp.	101,700	4,384,287

Insurance Total		44,529,701

Real Estate Investment Trusts (REITs) – 3.8%
Acadia Realty Trust	88,200	2,202,354
Colonial Properties Trust	127,600	4,582,116
EastGroup Properties, Inc. (b)	65,200	2,766,436
Entertainment Properties Trust	73,200	3,501,888
Essex Property Trust, Inc.	71,100	8,374,869
Inland Real Estate Corp. (b)	179,000	2,770,920
Kilroy Realty Corp.	89,800	5,489,474
Kite Realty Group Trust	79,300	1,346,514
Lexington Realty Trust	181,700	3,757,556
LTC Properties, Inc.	57,200	1,291,576
Medical Properties Trust, Inc. (b)	134,400	1,810,368
Mid-America Apartment Communities, Inc.	69,900	3,466,341
National Retail Properties, Inc.	183,200	4,303,368
Parkway Properties, Inc. (b)	43,600	2,017,808
PS Business Parks, Inc.	43,900	2,480,350
Senior Housing Properties Trust	204,400	4,157,496
Sovran Self Storage, Inc.	56,500	2,548,715
Tanger Factory Outlet Centers, Inc. (b)	85,900	3,270,213

Real Estate Investment Trusts (REITs) Total		60,138,362

Thrifts & Mortgage Finance – 1.5%
Anchor BanCorp Wisconsin, Inc. (b)	49,300	1,298,562
Bank Mutual Corp. (b)	151,900	1,801,534
BankAtlantic Bancorp, Inc., Class A (b)	123,800	1,026,302

	Shares	Value ($)
BankUnited Financial Corp., Class A (b)	87,700	1,499,670
Brookline Bancorp, Inc. (b)	169,100	2,115,441
Corus Bankshares, Inc. (b)	91,144	1,217,684
Dime Community Bancshares (b)	74,000	1,008,620
Downey Financial Corp. (b)	53,500	3,027,565
FirstFed Financial Corp. (a)(b)	40,100	2,015,025
Flagstar BanCorp, Inc. (b)	100,900	1,241,070
Franklin Bank Corp. (a)(b)	69,700	640,543
Fremont General Corp. (b)	186,000	837,000
MAF Bancorp, Inc.	76,900	4,128,761
Triad Guaranty, Inc. (a)(b)	33,500	560,455
TrustCo Bank Corp. NY (b)	206,200	2,305,316

Thrifts & Mortgage Finance Total		24,723,548

Financials Total		245,469,371

Health Care – 12.2%
Biotechnology – 0.5%
ArQule, Inc. (a)(b)	93,100	763,420
Martek Biosciences Corp. (a)(b)	88,500	2,391,270
Regeneron Pharmaceuticals, Inc. (a)(b)	181,100	3,524,206
Savient Pharmaceuticals, Inc. (a)(b)	129,400	1,705,492

Biotechnology Total		8,384,388

Health Care Equipment & Supplies – 5.6%
American Medical Systems Holdings, Inc. (a)(b)	197,800	3,639,520
Analogic Corp. (b)	38,400	2,651,904
ArthroCare Corp. (a)(b)	75,500	4,229,510
BioLase Technology, Inc. (a)(b)	65,400	452,568
CONMED Corp. (a)	77,700	2,257,185
Cooper Companies, Inc. (b)	122,400	5,968,224
Cyberonics, Inc. (a)(b)	60,900	918,981
Datascope Corp.	34,900	1,164,264
DJO, Inc. (a)(b)	64,700	3,149,596
Greatbatch, Inc. (a)(b)	61,300	1,839,000
Haemonetics Corp. (a)(b)	72,500	3,598,900
Hologic, Inc. (a)(b)	147,900	7,860,885
ICU Medical, Inc. (a)(b)	39,700	1,501,057
IDEXX Laboratories, Inc. (a)	85,000	9,498,750
Immucor, Inc. (a)	189,087	6,306,051
Integra LifeSciences Holdings Corp. (a)(b)	53,600	2,603,352
Invacare Corp. (b)	87,800	2,034,326
Kensey Nash Corp. (a)(b)	32,500	774,475
Mentor Corp. (b)	92,800	4,137,952
Meridian Bioscience, Inc.	89,400	2,306,520
Merit Medical Systems, Inc. (a)	75,200	921,952

See Accompanying Notes to Financial Statements.

39

Columbia Small Cap Index Fund

August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Health Care (continued)
Health Care Equipment & Supplies (continued)
Osteotech, Inc. (a)	47,800	347,506
Palomar Medical Technologies, Inc. (a)(b)	49,900	1,571,850
PolyMedica Corp. (b)	62,100	3,214,917
Possis Medical, Inc. (a)(b)	47,300	511,313
Respironics, Inc. (a)	202,200	9,590,346
SurModics, Inc. (a)(b)	41,900	2,021,675
Symmetry Medical, Inc. (a)(b)	96,500	1,546,895
Theragenics Corp. (a)	91,300	378,895
Vital Signs, Inc.	21,400	1,072,996

Health Care Equipment & Supplies Total		88,071,365

Health Care Providers & Services – 4.2%
Amedisys, Inc. (a)(b)	71,299	2,693,676
AMERIGROUP Corp. (a)	143,650	4,549,396
AMN Healthcare Services, Inc. (a)(b)	95,200	1,697,416
AmSurg Corp. (a)	82,100	1,936,739
Centene Corp. (a)	119,700	2,419,137
Chemed Corp.	65,700	4,076,028
Cross Country Healthcare, Inc. (a)(b)	60,000	1,024,200
CryoLife, Inc. (a)(b)	66,500	613,795
Gentiva Health Services, Inc. (a)(b)	75,800	1,572,092
HealthExtras, Inc. (a)	82,000	2,305,020
Healthways, Inc. (a)(b)	96,200	4,790,760
Hooper Holmes, Inc. (a)	188,200	419,686
inVentiv Health, Inc. (a)	88,500	3,509,910
LCA-Vision, Inc. (b)	54,600	1,875,510
Matria Healthcare, Inc. (a)(b)	58,900	1,499,594
Medcath Corp. (a)	37,300	1,094,755
Odyssey Healthcare, Inc. (a)	92,750	907,095
Owens & Minor, Inc. (b)	111,200	4,436,880
Pediatrix Medical Group, Inc. (a)	133,200	7,945,380
PharMerica Corp. (a)(b)	84,400	1,496,412
PSS World Medical, Inc. (a)(b)	185,000	3,529,800
RehabCare Group, Inc. (a)	47,900	779,333
Res-Care, Inc. (a)	55,000	1,172,600
Sierra Health Services, Inc. (a)	153,700	6,455,400
Sunrise Senior Living, Inc. (a)(b)	123,000	4,404,630

Health Care Providers & Services Total		67,205,244

Health Care Technology – 0.3%
Allscripts Healthcare Solutions, Inc. (a)(b)	133,800	3,025,218
Phase Forward, Inc. (a)	115,500	2,060,520

Health Care Technology Total		5,085,738

	Shares	Value ($)
Life Sciences Tools & Services – 0.8%
Cambrex Corp.	78,700	981,389
Dionex Corp. (a)(b)	52,200	3,780,846
Enzo Biochem, Inc. (a)(b)	85,520	1,540,215
Kendle International, Inc. (a)	33,700	1,319,692
PAREXEL International Corp. (a)	75,100	3,230,051
PharmaNet Development Group, Inc. (a)	51,200	1,474,560

Life Sciences Tools & Services Total		12,326,753

Pharmaceuticals – 0.8%
Alpharma, Inc., Class A (a)(b)	92,800	2,125,120
Bradley Pharmaceuticals, Inc. (a)(b)	45,400	888,024
MGI Pharma, Inc. (a)	219,000	5,161,830
Noven Pharmaceuticals, Inc. (a)(b)	68,000	1,037,680
Sciele Pharma, Inc. (a)(b)	81,300	1,876,404
Viropharma, Inc. (a)(b)	191,600	1,898,756

Pharmaceuticals Total		12,987,814

Health Care Total		194,061,302

Industrials – 18.3%
Aerospace & Defense – 2.3%
AAR Corp. (a)(b)	102,400	3,215,360
Applied Signal Technology, Inc.	33,300	473,526
Ceradyne, Inc. (a)(b)	74,700	5,399,316
Cubic Corp. (b)	42,500	1,680,025
Curtiss-Wright Corp.	121,600	5,544,960
EDO Corp. (b)	45,400	1,954,016
Esterline Technologies Corp. (a)(b)	70,400	3,554,496
GenCorp, Inc. (a)(b)	154,000	1,761,760
Moog, Inc., Class A (a)	116,475	4,958,341
Teledyne Technologies, Inc. (a)	96,000	4,791,360
Triumph Group, Inc. (b)	45,700	3,345,697

Aerospace & Defense Total		36,678,857

Air Freight & Logistics – 0.4%
Forward Air Corp. (b)	82,850	2,903,064
HUB Group, Inc., Class A (a)	108,300	3,613,971

Air Freight & Logistics Total		6,517,035

Airlines – 0.3%
Frontier Airlines Holdings, Inc. (a)(b)	100,600	596,558
Mesa Air Group, Inc. (a)(b)	78,900	444,996
Skywest, Inc.	177,200	4,453,036

Airlines Total		5,494,590

See Accompanying Notes to Financial Statements.

40

Columbia Small Cap Index Fund

August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Building Products – 1.2%
Apogee Enterprises, Inc.	77,900	1,960,743
Gibraltar Industries, Inc. (b)	81,900	1,636,362
Griffon Corp. (a)(b)	72,100	1,129,086
Lennox International, Inc.	159,300	5,730,021
NCI Building Systems, Inc. (a)(b)	55,000	2,551,450
Simpson Manufacturing Co., Inc. (b)	101,000	3,333,000
Universal Forest Products, Inc. (b)	51,800	1,931,622

Building Products Total		18,272,284

Commercial Services & Supplies – 3.6%
ABM Industries, Inc.	121,500	2,840,670
Administaff, Inc.	66,400	2,290,800
Angelica Corp.	26,300	535,468
Bowne & Co., Inc.	75,700	1,283,115
Brady Corp., Class A (b)	148,300	5,773,319
CDI Corp. (b)	35,700	1,021,020
Consolidated Graphics, Inc. (a)	32,300	2,140,844
G&K Services, Inc., Class A (b)	59,100	2,461,515
Healthcare Services Group, Inc. (b)	114,200	2,446,164
Heidrick & Struggles International, Inc. (a)	49,400	2,314,390
Interface, Inc., Class A	146,300	2,639,252
Labor Ready, Inc. (a)	127,400	2,660,112
Mobile Mini, Inc. (a)(b)	98,600	2,387,106
On Assignment, Inc. (a)	96,500	1,020,970
School Specialty, Inc. (a)(b)	51,200	1,865,728
Spherion Corp. (a)	154,800	1,368,432
Standard Register Co. (b)	33,900	433,581
Tetra Tech, Inc. (a)	159,100	3,118,360
United Stationers, Inc. (a)	76,500	4,515,030
Viad Corp.	58,400	2,087,800
Volt Information Sciences, Inc. (a)(b)	35,500	534,275
Waste Connections, Inc. (a)	188,525	5,734,930
Watson Wyatt Worldwide, Inc., Class A	117,400	5,554,194

Commercial Services & Supplies Total		57,027,075

Construction & Engineering – 1.6%
EMCOR Group, Inc. (a)	174,800	5,479,980
Insituform Technologies, Inc., Class A (a)(b)	74,900	1,235,101
Shaw Group, Inc. (a)	221,700	11,096,085
URS Corp. (a)	145,600	7,780,864

Construction & Engineering Total		25,592,030

Electrical Equipment – 1.9%
A.O. Smith Corp. (b)	62,600	3,017,320
Acuity Brands, Inc.	119,300	6,268,022

	Shares	Value ($)
Baldor Electric Co. (b)	113,100	4,709,484
Belden CDT, Inc. (b)	119,250	5,796,742
C&D Technologies, Inc. (a)(b)	70,400	298,496
MagneTek, Inc. (a)	81,900	380,835
Regal-Beloit Corp.	87,700	4,429,727
Vicor Corp. (b)	53,600	631,944
Woodward Governor Co.	81,000	4,757,130

Electrical Equipment Total		30,289,700

Industrial Conglomerates – 0.1%
Standex International Corp.	34,200	856,026
Tredegar Corp. (b)	77,800	1,359,944

Industrial Conglomerates Total		2,215,970

Machinery – 4.4%
A.S.V., Inc. (a)(b)	56,500	802,300
Albany International Corp., Class A (b)	80,500	3,134,670
Astec Industries, Inc. (a)	52,200	2,640,276
Barnes Group, Inc. (b)	110,300	3,470,038
Briggs & Stratton Corp. (b)	135,800	3,964,002
Cascade Corp. (b)	27,600	2,031,636
CLARCOR, Inc. (b)	140,800	5,451,776
EnPro Industries, Inc. (a)	58,900	2,461,431
Gardner Denver, Inc. (a)	145,200	5,794,932
Kaydon Corp. (b)	77,700	4,102,560
Lindsay Corp. (b)	31,900	1,292,907
Lydall, Inc. (a)	45,100	471,746
Manitowoc Co., Inc.	171,200	13,608,688
Mueller Industries, Inc.	101,700	3,522,888
Robbins & Myers, Inc.	46,900	2,541,042
Toro Co.	110,600	6,541,990
Valmont Industries, Inc. (b)	47,300	4,218,214
Wabash National Corp. (b)	83,800	1,096,942
Watts Water Technologies, Inc., Class A (b)	81,700	2,893,814

Machinery Total		70,041,852

Marine – 0.4%
Kirby Corp. (a)	146,300	5,600,364

Marine Total		5,600,364

Road & Rail – 1.5%
Arkansas Best Corp. (b)	68,900	2,473,510
Heartland Express, Inc. (b)	161,868	2,520,285
Kansas City Southern (a)(b)	210,900	6,409,251
Knight Transportation, Inc. (b)	158,700	2,918,493
Landstar System, Inc.	152,500	6,559,025
Old Dominion Freight Line, Inc. (a)	76,750	2,210,400

Road & Rail Total		23,090,964

See Accompanying Notes to Financial Statements.

41

Columbia Small Cap Index Fund

August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Trading Companies & Distributors – 0.6%
Applied Industrial Technologies, Inc.	101,725	3,253,166
Kaman Corp.	66,800	2,198,388
Lawson Products, Inc.	11,500	419,980
Watsco, Inc.	67,700	3,257,724

Trading Companies & Distributors Total		9,129,258

Industrials Total		289,949,979

Information Technology – 18.1%
Communications Equipment – 1.6%
Arris Group, Inc. (a)	299,300	4,543,374
Bel Fuse, Inc., Class B (b)	32,600	1,026,900
Black Box Corp. (b)	47,700	1,953,315
Blue Coat Systems, Inc. (a)(b)	40,900	3,411,469
C-COR, Inc. (a)(b)	136,100	1,566,511
Comtech Telecommunications Corp. (a)	63,700	2,711,072
Digi International, Inc. (a)	69,300	980,595
Ditech Networks, Inc. (a)(b)	90,500	464,265
Harmonic, Inc. (a)(b)	216,800	2,161,496
NETGEAR, Inc. (a)	95,000	2,665,700
Network Equipment Technologies, Inc. (a)	73,300	781,378
PC-Tel, Inc. (a)	61,600	477,400
Symmetricom, Inc. (a)(b)	127,500	636,225
Tollgrade Communications, Inc. (a)	36,400	370,552
ViaSat, Inc. (a)	70,100	2,139,452

Communications Equipment Total		25,889,704

Computers & Peripherals – 1.1%
Adaptec, Inc. (a)(b)	326,600	1,218,218
Avid Technology, Inc. (a)(b)	113,375	3,495,351
Hutchinson Technology, Inc. (a)(b)	71,500	1,645,215
Intevac, Inc. (a)(b)	58,700	959,158
Komag, Inc. (a)(b)	84,600	2,719,044
Neoware Systems, Inc. (a)(b)	54,900	880,596
Novatel Wireless, Inc. (a)(b)	88,600	2,023,624
Stratasys, Inc. (a)	56,600	1,423,490
Synaptics, Inc. (a)(b)	71,500	3,095,950

Computers & Peripherals Total		17,460,646

Electronic Equipment & Instruments – 5.6%
Agilysys, Inc.	84,700	1,444,982
Anixter International, Inc. (a)(b)	86,500	6,640,605
Bell Microproducts, Inc. (a)(b)	83,500	572,810
Benchmark Electronics, Inc. (a)(b)	199,425	5,001,579
Brightpoint, Inc. (a)(b)	221,940	2,585,601

	Shares	Value ($)
Checkpoint Systems, Inc. (a)	107,800	3,002,230
Cognex Corp. (b)	122,100	2,252,745
Coherent, Inc. (a)(b)	85,800	2,581,722
CTS Corp. (b)	98,500	1,279,515
Daktronics, Inc. (b)	87,500	2,406,250
Electro Scientific Industries, Inc. (a)(b)	80,200	1,899,938
FARO Technologies, Inc. (a)	45,500	1,829,555
FLIR Systems, Inc. (a)(b)	182,000	8,961,680
Gerber Scientific, Inc. (a)	63,500	649,605
Insight Enterprises, Inc. (a)	132,700	3,147,644
Itron, Inc. (a)(b)	82,400	6,995,760
Keithley Instruments, Inc.	38,600	386,000
Littelfuse, Inc. (a)	61,700	2,060,780
LoJack Corp. (a)	51,400	978,656
Mercury Computer Systems, Inc. (a)(b)	61,000	697,840
Methode Electronics, Inc., Class A	102,700	1,482,988
MTS Systems Corp.	50,200	2,114,424
Newport Corp. (a)(b)	106,800	1,474,908
Park Electrochemical Corp. (b)	55,400	1,637,624
Photon Dynamics, Inc. (a)(b)	45,700	380,224
Planar Systems, Inc. (a)	47,900	302,249
Plexus Corp. (a)	127,200	3,023,544
RadiSys Corp. (a)(b)	60,300	659,079
Rogers Corp. (a)(b)	48,500	1,997,715
ScanSource, Inc. (a)(b)	70,600	1,955,620
SYNNEX Corp. (a)	45,500	906,360
Technitrol, Inc.	111,900	3,077,250
Trimble Navigation Ltd. (a)	327,900	11,578,149
TTM Technologies, Inc. (a)	115,800	1,352,544
X-Rite, Inc. (b)	79,800	1,141,140

Electronic Equipment & Instruments Total		88,459,315

Internet Software & Services – 1.1%
Bankrate, Inc. (a)(b)	31,600	1,236,508
Cybersource Corp. (a)(b)	86,800	1,058,092
InfoSpace, Inc. (b)	90,600	1,269,306
j2 Global Communications, Inc. (a)	135,500	4,607,000
Knot, Inc. (a)	75,600	1,583,820
MIVA, Inc. (a)(b)	80,800	363,600
Perficient, Inc. (a)(b)	80,400	1,874,928
United Online, Inc.	183,200	2,632,584
Websense, Inc. (a)	123,500	2,540,395

Internet Software & Services Total		17,166,233

IT Services – 1.2%
Authorize.Net Holdings, Inc. (a)	75,400	1,372,280
CACI International, Inc., Class A (a)(b)	84,800	4,326,496
CIBER, Inc. (a)	148,400	1,176,812
eFunds Corp. (a)	129,500	4,698,260

See Accompanying Notes to Financial Statements.

42

Columbia Small Cap Index Fund

August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Information Technology (continued)
IT Services (continued)
Gevity HR, Inc. (b)	67,100	772,992
Mantech International Corp., Class A (a)	50,400	1,802,304
MAXIMUS, Inc.	60,100	2,571,078
SI International, Inc. (a)(b)	35,700	1,100,274
Startek, Inc.	31,100	321,263
Sykes Enterprises, Inc. (a)	81,300	1,340,637

IT Services Total		19,482,396

Semiconductors & Semiconductor Equipment – 3.8%
Actel Corp. (a)	71,500	804,375
Advanced Energy Industries, Inc. (a)	98,000	1,590,540
AMIS Holdings, Inc. (a)	177,600	1,841,712
ATMI, Inc. (a)	94,800	2,859,168
Axcelis Technologies, Inc. (a)	279,100	1,314,561
Brooks Automation, Inc. (a)	191,130	2,704,489
Cabot Microelectronics Corp. (a)(b)	65,300	2,724,316
Cohu, Inc.	62,400	1,234,896
Cymer, Inc. (a)	87,700	3,476,428
Diodes, Inc. (a)(b)	83,049	2,517,215
DSP Group, Inc. (a)	78,200	1,363,026
Exar Corp. (a)(b)	134,600	1,795,564
FEI Co. (a)(b)	71,400	2,001,342
Kopin Corp. (a)	186,400	684,088
Kulicke & Soffa Industries, Inc. (a)(b)	148,000	1,263,920
Microsemi Corp. (a)(b)	209,400	5,310,384
MKS Instruments, Inc. (a)	102,200	2,252,488
Pericom Semiconductor Corp. (a)	71,400	822,528
Photronics, Inc. (a)(b)	114,800	1,329,384
Rudolph Technologies, Inc. (a)	68,700	881,421
Skyworks Solutions, Inc. (a)	448,100	3,535,509
Standard Microsystems Corp. (a)(b)	62,100	2,234,358
Supertex, Inc. (a)(b)	37,900	1,359,094
Ultratech, Inc. (a)(b)	63,800	914,254
Varian Semiconductor Equipment Associates, Inc. (a)	215,825	12,006,345
Veeco Instruments, Inc. (a)(b)	85,500	1,504,800

Semiconductors & Semiconductor Equipment Total		60,326,205

Software – 3.7%
Ansoft Corp. (a)	48,100	1,437,709
ANSYS, Inc. (a)	212,800	7,050,064
Blackbaud, Inc.	121,700	3,075,359
Captaris, Inc. (a)	75,400	404,144
Catapult Communications Corp. (a)(b)	27,200	190,672
Concur Technologies, Inc. (a)(b)	79,800	2,137,044

	Shares	Value ($)
Epicor Software Corp. (a)(b)	159,500	2,121,350
EPIQ Systems, Inc. (a)(b)	60,100	975,423
FactSet Research Systems, Inc. (b)	103,300	6,190,769
Informatica Corp. (a)	239,700	3,346,212
JDA Software Group, Inc. (a)	81,300	1,686,975
Manhattan Associates, Inc. (a)	74,000	2,137,120
Micros Systems, Inc. (a)	111,200	6,709,808
Napster, Inc. (a)(b)	127,400	386,022
Phoenix Technologies Ltd. (a)	70,900	774,937
Progress Software Corp. (a)	112,600	3,436,552
Quality Systems, Inc. (b)	46,900	1,728,265
Radiant Systems, Inc. (a)	71,400	1,074,570
Secure Computing Corp. (a)(b)	184,600	1,657,708
Sonic Solutions (a)(b)	71,400	542,640
SPSS, Inc. (a)(b)	50,500	2,057,875
Take-Two Interactive Software, Inc. (a)(b)	200,250	3,199,995
THQ, Inc. (a)	180,050	5,183,640
Tyler Technologies, Inc. (a)(b)	95,000	1,408,850

Software Total		58,913,703

Information Technology Total		287,698,202

Materials – 4.9%
Chemicals – 1.2%
A. Schulman, Inc.	66,600	1,434,564
Arch Chemicals, Inc.	66,700	2,889,444
Georgia Gulf Corp. (b)	94,400	1,413,168
H.B. Fuller Co.	166,300	4,475,133
Material Sciences Corp. (a)	34,900	380,061
OM Group, Inc. (a)	81,800	4,040,920
Omnova Solutions, Inc. (a)	115,500	682,605
Penford Corp.	24,700	871,910
PolyOne Corp. (a)	255,300	2,050,059
Quaker Chemical Corp.	27,600	607,200
Tronox, Inc., Class B (b)	113,200	1,141,056

Chemicals Total		19,986,120

Construction Materials – 0.5%
Headwaters, Inc. (a)(b)	116,300	1,921,276
Texas Industries, Inc. (b)	75,000	5,529,000

Construction Materials Total		7,450,276

Containers & Packaging – 0.8%
AptarGroup, Inc.	190,400	6,917,232
Caraustar Industries, Inc. (a)(b)	79,900	296,429
Chesapeake Corp. (b)	54,700	536,060
Myers Industries, Inc.	74,300	1,582,590
Rock-Tenn Co., Class A	95,700	2,774,343

Containers & Packaging Total		12,106,654

See Accompanying Notes to Financial Statements.

43

Columbia Small Cap Index Fund

August 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Materials (continued)
Metals & Mining – 2.0%
A.M. Castle & Co. (b)	43,400	1,264,242
AMCOL International Corp. (b)	60,400	1,945,484
Brush Engineered Materials, Inc. (a)(b)	55,700	2,690,310
Century Aluminum Co. (a)	77,600	3,816,368
Chaparral Steel Co.	128,500	10,986,750
Quanex Corp. (b)	101,800	4,408,958
RTI International Metals, Inc. (a)	63,300	4,413,276
Ryerson Tull, Inc. (b)	72,800	2,427,152

Metals & Mining Total		31,952,540

Paper & Forest Products – 0.4%
Buckeye Technologies, Inc. (a)	104,300	1,623,951
Deltic Timber Corp. (b)	28,100	1,607,320
Neenah Paper, Inc. (b)	40,700	1,411,883
Schweitzer-Mauduit International, Inc.	43,100	982,249
Wausau-Mosinee Paper Corp. (b)	122,600	1,376,798

Paper & Forest Products Total		7,002,201

Materials Total		78,497,791

Private Placement – 0.0%
Private Placement – 0.0%
CSF Holdings, Inc. Escrow Shares (a)(c)	2,062	1,464

Private Placement Total		1,464

Private Placement Total		1,464

Telecommunication Services – 0.1%
Diversified Telecommunication Services – 0.1%
General Communication, Inc., Class A (a)	123,700	1,564,805

Diversified Telecommunication Services Total		1,564,805

Telecommunication Services Total		1,564,805

Utilities – 4.8%
Electric Utilities – 1.0%
ALLETE, Inc. (b)	83,400	3,511,974
Central Vermont Public Service Corp. (b)	28,000	1,010,800
Cleco Corp.	158,300	3,647,232
El Paso Electric Co. (a)	125,700	2,805,624
UIL Holdings Corp.	69,033	2,139,333
Unisource Energy Corp.	96,700	2,864,254

Electric Utilities Total		15,979,217

	Shares	Value ($)
Gas Utilities – 3.4%
Atmos Energy Corp.	243,800	6,853,218
Energen Corp.	196,800	10,568,160
Laclede Group, Inc. (b)	59,200	1,932,288
New Jersey Resources Corp. (b)	76,900	3,766,562
Northwest Natural Gas Co. (b)	74,100	3,442,686
Piedmont Natural Gas Co. (b)	202,900	5,356,560
South Jersey Industries, Inc. (b)	80,900	2,743,319
Southern Union Co.	296,087	8,838,197
Southwest Gas Corp.	115,700	3,356,457
UGI Corp.	291,700	7,452,935

Gas Utilities Total		54,310,382

Multi-Utilities – 0.3%
Avista Corp.	144,600	2,829,822
CH Energy Group, Inc. (b)	37,200	1,758,444

Multi-Utilities Total		4,588,266

Water Utilities – 0.1%
American States Water Co. (b)	46,800	1,828,008

Water Utilities Total		1,828,008

Utilities Total		76,705,873

Total Common Stocks (Cost of $1,056,189,474)		1,571,469,116

Investment Company – 0.5%
iShares S&P SmallCap 600 Index Fund	113,300	7,790,508

Total Investment Company (Cost of $7,496,317)		7,790,508

Securities Lending Collateral – 27.9%
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 5.290%) (d)	443,434,670	443,434,670

Total Securities Lending Collateral (Cost of $443,434,670)		443,434,670

See Accompanying Notes to Financial Statements.

44

Columbia Small Cap Index Fund

August 31, 2007 (Unaudited)

	Par ($)	Value ($)
Short-Term Obligations – 0.7%

U.S. Government Obligation – 0.1%
United States Treasury Bill
4.242% 09/20/07 (e)(f)	1,200,000	1,197,087

U.S. Government Obligation Total		1,197,087

Repurchase Agreement – 0.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/07, due 09/04/07, at 5.110%, collateralized by a U.S. Government Agency Obligation maturing 04/12/17, market value of $10,730,544 (repurchase proceeds $10,521,971)	10,516,000	10,516,000

Total Short-Term Obligations (Cost of $11,713,087)		11,713,087

Total Investments – 128.0% (Cost of $1,518,833,548) (g)		2,034,407,381

Other Assets & Liabilities, Net – (28.0)%		(445,598,981)

Net Assets – 100.0%		1,588,808,400

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at August 31, 2007. The total market value of securities on loan at August 31, 2007 is $434,486,076.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(d)	Investment made with cash collateral received from securities lending activity.

(e)	Security pledged as collateral for open futures contracts.

(f)	The rate shown represents the annualized yield at the date of purchase.

(g)	Cost for federal income tax purposes is $1,518,833,548.

At August 31, 2007, the Fund held the following open long futures contracts:

Type	Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
Russell 2000 Index	21	$8,345,400	$8,352,850	Sep-2007	$(7,450)

At August 31, 2007 the Fund held investments in the following sectors:

Sector	% of Net Assets
Industrials	18.3
Information Technology	18.1
Financials	15.5
Consumer Discretionary	14.7
Health Care	12.2
Energy	6.4
Materials	4.9
Utilities	4.8
Consumer Staples	3.9
Telecommunication Services	0.1
Private Placement	0.0	*

	98.9
Securities Lending Collateral	27.9
Investment Company	0.5
Short-Term Obligations	0.7
Other Assets & Liabilities, Net	(28.0)

	100.0

* Rounds to less than 0.1%.

See Accompanying Notes to Financial Statements.

45

Statements of Assets and Liabilities – Index Funds

August 31, 2007 (Unaudited)

	Columbia Large Cap Index Fund	Columbia Large Cap Enhanced Core Fund	Columbia Mid Cap Index Fund	Columbia Small Cap Index Fund
	$	$	$	$
Assets:
Unaffiliated investments, at identified cost	1,806,624,210	846,895,655	2,240,174,883	1,518,833,548
Affiliated investments, at identified cost	24,288,024	—	—	—

Total investments, at identified cost	1,830,912,234	846,895,655	2,240,174,883	1,518,833,548
Unaffiliated investments, at value (including securities on loan of $133,665,323, $26,000,772, $594,234,971 and $434,486,076, respectively)	2,779,301,856	925,814,537	2,796,053,560	2,034,407,381
Affiliated investments, at value	45,416,071	—	—	—

Total investments, at value	2,824,717,927	925,814,537	2,796,053,560	2,034,407,381

Cash	69	981	628	—
Unrealized appreciation on swap contracts	—	118,446	—	—
Receivable for:
Investments sold	218,301	113,056,354	—	7,077,946
Fund shares sold	9,821,393	24,310,104	40,993,024	16,643,472
Interest	6,468	6,041	8,894	1,493
Dividends	5,011,051	1,486,892	1,938,628	649,337
Securities lending	9,797	3,856	93,245	145,899
Futures variation margin	517,835	138,045	903,529	146,553
Expense reimbursement due from Investment Advisor	162,379	31,861	139,053	20,325
Deferred Trustees’ compensation plan	11,088	—	—	6,817
Other assets	—	—	—	377

Total assets	2,840,476,308	1,064,967,117	2,840,130,561	2,059,099,600

Liabilities:
Collateral on securities loaned	135,312,891	26,485,829	600,582,910	443,434,670
Payable to custodian bank	—	—	—	5,351,808
Unrealized depreciation on swap contracts	—	440,047	—	—
Payable for:
Investments purchased	—	145,640,738	72,382,107	20,206,933
Fund shares repurchased	15,902,310	2,543,583	2,224,171	929,904
Investment advisory fee	225,170	232,328	175,845	129,869
Administration fee	232,796	106,661	162,765	130,585
Transfer agent fee	—	6,606	5,357	—
Pricing and bookkeeping fees	—	13,834	14,211	—
Trustees’ fees	85,185	83,558	60,836	86,995
Interest expense	—	—	—	2,464
Service and distribution fees	28,820	3,872	9,943	10,508
Custody fee	—	7,031	22,112	—
Chief compliance officer expenses	—	130	224	—
Deferred Trustees’ compensation plan	11,088	—	—	6,817
Other liabilities	4,023	65,041	103,878	647

Total liabilities	151,802,283	175,629,258	675,744,359	470,291,200

Net Assets	2,688,674,025	889,337,859	2,164,386,202	1,588,808,400

See Accompanying Notes to Financial Statements.

46

Statements of Assets and Liabilities (continued) – Index Funds

August 31, 2007 (Unaudited)

	Columbia Large Cap Index Fund	Columbia Large Cap Enhanced Core Fund		Columbia Mid Cap Index Fund	Columbia Small Cap Index Fund
	$	$		$	$
Net Assets Consist of:
Paid-in capital	2,016,732,050	787,232,667		1,535,552,939	1,016,492,314
Undistributed net investment income	24,439,718	5,641,793		16,601,879	10,041,372
Accumulated net realized gain (loss)	(345,572,918)	17,620,534		55,988,184	46,708,331
Unrealized appreciation (depreciation) on:
Investments	993,805,693	78,918,882		555,878,677	515,573,833
Swap contracts	—	(321,601)		—	—
Futures contracts	(730,518)	245,584		364,523	(7,450)

Net Assets	2,688,674,025	889,337,859		2,164,386,202	1,588,808,400

Class A
Net assets	$94,561,293	$18,895,444		$48,834,924	$51,074,264
Shares outstanding	3,312,856	1,267,234		3,840,086	2,301,856
Net asset value and offering price per share	$28.54	$14.91		$12.72	$22.19

Class B
Net assets	$9,734,085	—		—	—
Shares outstanding	341,275	—		—	—
Net asset value and offering price per share (a)	$28.52	—		—	—

Class R
Net assets	—	$13,362		—	—
Shares outstanding	—	897		—	—
Net asset value and offering price per share	—	$14.89	(b)	—	—

Class Z
Net assets	$2,584,378,647	$870,429,053		$2,115,551,278	$1,537,734,136
Shares outstanding	89,912,933	58,336,332		166,440,222	69,024,723
Net asset value and offering price per share	$28.74	$14.92		$12.71	$22.28

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	Net asset value and offering price round to $14.89 per share due to fractional shares outstanding.

See Accompanying Notes to Financial Statements.

47

Statements of Operations – Index Funds

August 31, 2007 (Unaudited)

	Columbia Large Cap Index Fund	Columbia Large Cap Enhanced Core Fund	Columbia Mid Cap Index Fund	Columbia Small Cap Index Fund
	$	$	$	$
Investment Income
Dividends	24,551,921	6,671,058	16,789,654	10,490,780
Dividends from affiliates	503,235	—	—	—
Interest	1,414,981	916,038	1,031,891	416,670
Securities lending	81,276	14,174	532,810	906,786

Total Investment Income	26,551,413	7,601,270	18,354,355	11,814,236

Expenses
Investment advisory fee	1,382,115	1,285,457	1,085,563	812,651
Administration fee	1,382,115	579,592	1,007,638	812,651
Distribution fee:
Class B	38,693	—	—	—
Class R	—	30	—	—
Service fee:
Class A	117,367	23,173	66,479	66,465
Class B	12,898	—	—	—
Transfer agent fee	—	20,119	25,906	—
Pricing and bookkeeping fees	—	79,000	80,319	—
Trustees’ fees	8,580	9,003	8,394	8,494
Custody fee	—	17,005	46,761	—
Chief compliance officer expenses	—	401	671	—
Other expenses	3,632	99,760	174,257	4,131

Expenses Before Interest Expense	2,945,400	2,113,540	2,495,988	1,704,392
Interest expense	—	—	—	2,099

Total Expenses	2,945,400	2,113,540	2,495,988	1,706,491
Expenses waived or reimbursed by investment advisor	(819,561)	(161,783)	(891,693)	—
Expense reductions	(21,287)	(1,274)	(18,027)	(10,123)

Net Expenses	2,104,552	1,950,483	1,586,268	1,696,368

Net Investment Income	24,446,861	5,650,787	16,768,087	10,117,868

Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, Futures Contracts, Written Options and Swap Contracts
Net realized gain (loss) on:
Unaffiliated investments	43,984,297	22,645,545	84,884,783	90,899,269
Affiliated investments	1,226,385	—	—	—
Foreign currency transactions	—	469,730	—	—
Swap contracts	—	340,228	—	—
Futures contracts	2,329,991	787,231	(588,554)	(1,435,244)
Written options	—	49,000	—	—

Net realized gain	47,540,673	24,291,734	84,296,229	89,464,025
Net change in unrealized appreciation (depreciation) on:
Investments	80,430,203	(684,257)	(27,269,035)	(44,771,220)
Foreign currency translations	—	9,449	—	—
Swap contracts	—	(503,389)	—	—
Futures contracts	614,466	405,041	241,045	(135,370)
Written options	—	(37,920)	—	—

Net change in unrealized appreciation (depreciation)	81,044,669	(811,076)	(27,027,990)	(44,906,590)

Net Gain	128,585,342	23,480,658	57,268,239	44,557,435

Net Increase Resulting from Operations	153,032,203	29,131,445	74,036,326	54,675,303

See Accompanying Notes to Financial Statements.

48

Statements of Changes in Net Assets – Index Funds

Increase (Decrease) in Net Assets	Columbia Large Cap Index Fund			Columbia Large Cap Enhanced Core Fund
	(Unaudited) Six Months Ended August 31, 2007 ($)	Period April 1, 2006 through February 28, 2007 ($)(a)	Year Ended March 31, 2006 ($)	(Unaudited) Six Months Ended August 31, 2007 ($)	Period April 1, 2006 through February 28, 2007 ($)(a)	Year Ended March 31, 2006 ($)
Operations
Net investment income	24,446,861	41,962,247	35,576,804	5,650,787	7,371,146	6,178,260
Net realized gain (loss) on investments, foreign currency transactions, swap contracts, futures contracts and written options	47,540,673	(32,356,776)	(105,546,056)	24,291,734	29,810,223	29,063,833
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, swap contracts, futures contracts and written options	81,044,669	236,114,407	305,658,537	(811,076)	14,442,530	16,298,723

Net increase resulting from operations	153,032,203	245,719,878	235,689,285	29,131,445	51,623,899	51,540,816

Distributions to Shareholders
From net investment income:
Class A	(113,428)	(1,257,010)	(697,459)	—	(157,733)	(194,548)
Class B	—	(117,543)	(39,947)	—	—	—
Class R	—	—	—	—	(75)	—
Class Z	(8,573,574)	(42,525,213)	(29,929,942)	(1,751,429)	(7,139,793)	(5,746,318)
From net realized gains:
Class A	—	—	—	(473,835)	(1,011,975)	(916,913)
Class R	—	—	—	(300)	(591)	—
Class Z	—	—	—	(20,483,824)	(29,097,990)	(20,393,576)

Total distributions to shareholders	(8,687,002)	(43,899,766)	(30,667,348)	(22,709,388)	(37,408,157)	(27,251,355)

Net Capital Share Transactions	(124,696,830)	17,264,251	721,628,530	254,698,594	100,383,419	146,668,513
Net Increase in Net Assets	19,648,371	219,084,363	926,650,467	261,120,651	114,599,161	170,957,974

Net Assets
Beginning of period	2,669,025,654	2,449,941,291	1,523,290,824	628,217,208	513,618,047	342,660,073
End of period	2,688,674,025	2,669,025,654	2,449,941,291	889,337,859	628,217,208	513,618,047
Undistributed net investment income, at end of period	24,439,718	8,679,859	10,625,440	5,641,793	1,742,435	1,499,007

(a)	The Fund changed its fiscal year end from March 31 to February 28.

See Accompanying Notes to Financial Statements.

49

Statements of Changes in Net Assets (continued) – Index Funds

Increase (Decrease) in Net Assets	Columbia Mid Cap Index Fund			Columbia Small Cap Index Fund
	(Unaudited) Six Months Ended August 31, 2007 ($)	Period April 1, 2006 through February 28, 2007 ($)(a)	Year Ended March 31, 2006 ($)	(Unaudited) Six Months Ended August 31, 2007 ($)	Period April 1, 2006 through February 28, 2007 ($)(a)	Year Ended March 31, 2006 ($)
Operations
Net investment income	16,768,087	22,684,716	21,397,018	10,117,868	10,549,950	11,172,698
Net realized gain on investments and futures contracts	84,296,229	87,336,974	107,034,210	89,464,025	95,032,348	87,546,188
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(27,027,990)	15,384,140	215,516,915	(44,906,590)	(61,902,682)	201,161,047

Net increase resulting from operations	74,036,326	125,405,830	343,948,143	54,675,303	43,679,616	299,879,933

Distributions to Shareholders
From net investment income:
Class A	—	(333,864)	(147,288)	—	(203,507)	(150,804)
Class Z	(3,400,715)	(23,752,015)	(21,251,090)	(1,368,219)	(11,705,979)	(9,644,218)
From net realized gains:
Class A	(1,460,514)	(1,436,403)	(662,214)	(1,742,745)	(3,355,096)	(398,387)
Class Z	(54,668,058)	(82,949,639)	(82,367,552)	(51,359,956)	(104,010,757)	(18,103,753)

Total distributions to shareholders	(59,529,287)	(108,471,921)	(104,428,144)	(54,470,920)	(119,275,339)	(28,297,162)

Net Capital Share Transactions	66,615,402	51,967,234	164,231,404	15,631,731	(3,755,513)	294,290,558
Net Increase (Decrease) in Net Assets	81,122,441	68,901,143	403,751,403	15,836,114	(79,351,236)	565,873,329

Net Assets
Beginning of period	2,083,263,761	2,014,362,618	1,610,611,215	1,572,972,286	1,652,323,522	1,086,450,193
End of period	2,164,386,202	2,083,263,761	2,014,362,618	1,588,808,400	1,572,972,286	1,652,323,522
Undistributed net investment income, at end of period	16,601,879	3,234,507	4,852,932	10,041,372	1,291,723	2,703,376

(a)	The Fund changed its fiscal year end from March 31 to February 28.

See Accompanying Notes to Financial Statements.

50

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Large Cap Index Fund
	(Unaudited) Six Months Ended August 31, 2007		Period April 1, 2006 through February 28, 2007 (a)		Year Ended March 31, 2006 (b)(c)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A:
Subscriptions	610,680	17,459,309	1,290,172	33,882,074	564,469	13,437,847
Proceeds received in connection with merger	—	—	—	—	1,305,295	30,658,129
Distributions reinvested	3,639	106,288	44,492	1,166,643	26,334	643,610
Redemptions	(533,420)	(15,233,289)	(938,445)	(24,520,558)	(696,647)	(16,504,335)

Net increase	80,899	2,332,308	396,219	10,528,159	1,199,451	28,235,251

Class B:
Subscriptions	1,537	42,854	5,640	140,695	5,993	141,859
Proceeds received in connection with merger	—	—	—	—	552,974	12,990,420
Distributions reinvested	—	—	4,077	104,763	1,444	35,486
Redemptions	(39,930)	(1,136,940)	(111,806)	(2,889,863)	(78,654)	(1,928,528)

Net increase (decrease)	(38,393)	(1,094,086)	(102,089)	(2,644,405)	481,757	11,239,237

Class Z:
Subscriptions	4,236,863	120,761,180	12,468,163	331,829,582	11,025,981	261,913,342
Proceeds received in connection with merger	—	—	—	—	34,043,767	806,234,681
Distributions reinvested	200,131	5,883,872	1,055,073	27,902,084	787,873	19,373,802
Redemptions	(8,734,451)	(252,580,104)	(13,446,341)	(350,351,169)	(16,856,204)	(405,367,783)

Net increase (decrease)	(4,297,457)	(125,935,052)	76,895	9,380,497	29,001,417	682,154,042

(a)	The Fund changed its fiscal year end from March 31 to February 28.

(b)	On August 22, 2005, the existing Investor A and Primary A shares were renamed Class A and Class Z shares, respectively.

(c)	The Fund’s Class B shares commenced operations on August 22, 2005.

See Accompanying Notes to Financial Statements.

51

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Large Cap Enhanced Core Fund
	(Unaudited) Six Months Ended August 31, 2007		Period April 1, 2006 through February 28, 2007 (a)		Year Ended March 31, 2006 (b)(c)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A:
Subscriptions	136,957	2,070,180	162,777	2,309,463	184,901	2,109,725
Distributions reinvested	24,031	369,120	68,642	922,012	38,519	916,195
Redemptions	(87,051)	(1,317,046)	(347,814)	(5,000,458)	(229,627)	(3,106,902)

Net increase (decrease)	73,937	1,122,254	(116,395)	(1,768,983)	(6,207)	(80,982)

Class R:
Subscriptions	111	1,669	—	—	717	10,000
Distributions reinvested	19	300	50	666	—	—

Net increase	130	1,969	50	666	717	10,000

Class Z:
Subscriptions	21,288,002	326,703,337	13,425,140	193,809,749	14,918,636	202,993,686
Distributions reinvested	195,797	3,007,432	325,224	4,389,420	163,617	3,292,669
Redemptions	(4,977,960)	(76,136,398)	(6,837,172)	(96,047,433)	(4,322,764)	(59,546,860)

Net increase	16,505,839	253,574,371	6,913,192	102,151,736	10,759,489	146,739,495

(a)	The Fund changed its fiscal year end from March 31 to February 28.

(b)	On August 22, 2005, the existing Investor A and Primary A shares were renamed Class A and Class Z shares, respectively.

(c)	The Fund’s Class R shares commenced operations on January 23, 2006.

See Accompanying Notes to Financial Statements.

52

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Mid Cap Index Fund
	(Unaudited) Six Months Ended August 31, 2007		Period April 1, 2006 through February 28, 2007 (a)		Year Ended March 31, 2006 (b)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A:
Subscriptions	1,342,456	17,539,310	3,044,998	36,920,658	972,185	11,246,955
Distributions reinvested	100,643	1,331,509	130,138	1,525,139	45,044	531,124
Redemptions	(1,532,241)	(20,305,049)	(696,469)	(8,374,980)	(446,327)	(5,185,125)

Net increase (decrease)	(89,142)	(1,434,230)	2,478,667	30,070,817	570,902	6,592,954

Class Z:
Subscriptions	13,290,464	173,134,701	21,989,336	266,588,295	35,996,342	419,021,288
Distributions reinvested	1,951,153	25,794,242	3,568,604	41,418,181	1,977,777	28,666,252
Redemptions	(10,054,231)	(130,879,311)	(23,810,010)	(286,110,059)	(24,838,361)	(290,049,090)

Net increase	5,187,386	68,049,632	1,747,930	21,896,417	13,135,758	157,638,450

(a)	The Fund changed its fiscal year end from March 31 to February 28.

(b)	On August 22, 2005, the existing Investor A and Primary A shares were renamed Class A and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

53

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Small Cap Index
	(Unaudited) Six Months Ended August 31, 2007		Period April 1, 2006 through February 28, 2007 (a)		Year Ended March 31, 2006 (b)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A:
Subscriptions	371,401	8,514,523	864,214	19,008,780	833,826	17,575,961
Proceeds received in connection with merger	—	—	—	—	812,898	16,589,979
Distributions reinvested	65,817	1,520,374	149,821	3,119,569	23,490	492,327
Redemptions	(464,215)	(10,687,494)	(637,051)	(13,813,219)	(466,810)	(9,826,577)

Net increase (decrease)	(26,997)	(652,597)	376,984	8,315,130	1,203,404	24,831,690

Class Z:
Subscriptions	4,193,800	95,579,040	5,584,192	122,787,450	7,161,714	149,547,825
Proceeds received in connection with merger	—	—	—	—	16,314,826	334,890,203
Distributions reinvested	1,112,783	25,794,309	2,511,602	52,455,691	510,819	10,756,482
Redemptions	(4,593,425)	(105,089,021)	(8,593,645)	(187,313,784)	(10,909,076)	(225,735,642)

Net increase (decrease)	713,158	16,284,328	(497,851)	(12,070,643)	13,078,283	269,458,868

(a)	The Fund changed its fiscal year end from March 31 to February 28.

(b)	On August 22, 2005, the existing Investor A and Primary A shares were renamed Class A and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

54

Financial Highlights – Columbia Large Cap Index Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31, 2007		Period Ended February 28, 2007 (a)		Year Ended March 31,
Class A Shares					2006 (b)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$27.08		$24.97		$22.67		$21.65		$16.27		$21.98		$22.24

Income from Investment Operations:
Net investment income (c)	0.22		0.39		0.36		0.37	(d)	0.24		0.20		0.18
Net realized and unrealized gain (loss) on investments and futures contracts	1.27		2.14		2.19		1.01		5.37		(5.75)		(0.26)

Total from Investment Operations	1.49		2.53		2.55		1.38		5.61		(5.55)		(0.08)

Less Distributions to Shareholders:
From net investment income	(0.03)		(0.42)		(0.25)		(0.36)		(0.23)		(0.16)		(0.18)

Net Asset Value, End of Period	$28.54		$27.08		$24.97		$22.67		$21.65		$16.27		$21.98
Total return (e)	5.52	%(f)(g)	10.20	%(g)	11.27%		6.33%		34.50%		(25.28)%		(0.30)%

Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	0.39	%(h)(i)	0.39	%(h)	0.39	%(i)	0.39	%(i)	0.51	%(i)(j)	0.60	%(i)	0.60	%(i)
Interest expense	—		—		—	%(k)	—		—		—	%(k)	—	%(k)
Net expenses	0.39	%(h)(i)	0.39	%(h)	0.39	%(i)	0.39	%(i)	0.51	%(i)(j)	0.60	%(i)	0.60	%(i)
Waiver/Reimbursement	0.06	%(h)	0.06	%(h)	0.14	%(l)	0.14	%(l)	0.24	%(l)	0.34%		0.33%
Net investment income	1.53	%(h)	1.63	%(h)	1.53%		1.67%		1.23%		1.14%		0.80%
Portfolio turnover rate	2	%(g)	7	%(g)	12%		4%		1%		6%		7%
Net assets, end of period (000’s)	$94,56	1	$87,52	8	$70,80	8	$37,08	8	$33,18	8	$23,66	0	$33,23	8

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the existing Investor A shares were renamed Class A shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.07 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Annualized.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	The reimbursement from the investment advisor has an impact of less than 0.01%.

(k)	Rounds to less than 0.01%.

(l)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.08%, 0.11% and 0.21% for the years ended March 31, 2006, March 31, 2005, and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

55

Financial Highlights – Columbia Large Cap Index Fund

Selected data for a fund share outstanding throughout each period is as follows:

Class B Shares	(Unaudited) Six Months Ended August 31, 2007	Period Ended February 28, 2007 (a)	Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$27.14	$25.06	$23.49

Income from Investment Operations:
Net investment income (c)	0.11	0.20	0.10
Net realized and unrealized gain on investments and futures contracts	1.27	2.16	1.55

Total from Investment Operations	1.38	2.36	1.65

Less Distributions to Shareholders:
From net investment income	—	(0.28)	(0.08)

Net Asset Value, End of Period	$28.52	$27.14	$25.06
Total return (d)(e)	5.08	%(f)	9.47%	7.01%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.14	%(h)	1.14%	1.14	%(h)
Interest expense	—	—	—	%(i)
Net expenses (g)	1.14	%(h)	1.14%	1.14	%(h)
Waiver/Reimbursement (g)	0.06%	0.06%	0.12	%(j)
Net investment income (g)	0.78%	0.87%	0.85%
Portfolio turnover rate (e)	2%	7%	12%
Net assets, end of period (000’s)	$9,73	4	$10,30	2	$12,07	1

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	Class B shares commenced operations on September 23, 2005. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charges.

(e)	Not annualized.

(f)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Rounds to less than 0.01%.

(j)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.08% for the period ended March 31, 2006.

See Accompanying Notes to Financial Statements.

56

Financial Highlights – Columbia Large Cap Index Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31, 2007		Period Ended February 28, 2007 (a)		Year Ended March 31,
Class Z Shares					2006 (b)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$27.29		$25.15		$22.82		$21.79		$16.37		$22.09		$22.35

Income from Investment Operations:
Net investment income (c)	0.26		0.45		0.42		0.43	(d)	0.30		0.25		0.24
Net realized and unrealized gain (loss) on investments and futures contracts	1.28		2.16		2.22		1.01		5.39		(5.77)		(0.27)

Total from Investment Operations	1.54		2.61		2.64		1.44		5.69		(5.52)		(0.03)

Less Distributions to Shareholders:
From net investment income	(0.09)		(0.47)		(0.31)		(0.41)		(0.27)		(0.20)		(0.23)

Net Asset Value, End of Period	$28.74		$27.29		$25.15		$22.82		$21.79		$16.37		$22.09
Total return (e)	5.65	%(f)(g)	10.44	%(g)	11.59%		6.57%		34.82%		(25.05)%		(0.09)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.14	%(h)(i)	0.14	%(h)	0.14	%(i)	0.14	%(i)	0.26	%(i)(j)	0.35	%(i)	0.35	%(i)
Interest expense	—		—		—	%(k)	—		—		—	%(k)	—	%(k)
Net expenses	0.14	%(h)(i)	0.14	%(h)	0.14	%(i)	0.14	%(i)	0.26	%(i)(j)	0.35	%(i)	0.35	%(i)
Waiver/Reimbursement	0.06	%(h)	0.06	%(h)	0.14	%(l)	0.14	%(l)	0.24	%(l)	0.34%		0.33%
Net investment income	1.78	%(h)	1.87	%(h)	1.78%		1.92%		1.48%		1.39%		1.05%
Portfolio turnover rate	2	%(g)	7	%(g)	12%		4%		1%		6%		7%
Net assets, end of period (000’s)	$2,584,37	9	$2,571,19	6	$2,367,06	3	$1,486,20	3	$1,245,37	8	$918,18	4	$1,283,45	0

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the existing Primary A shares were renamed Class Z shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.07 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Annualized.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	The reimbursement from the investment advisor has an impact of less than 0.01%.

(k)	Rounds to less than 0.01%.

(l)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.08%, 0.11% and 0.21% for the years ended March 31, 2006, March 31, 2005, and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

57

Financial Highlights – Columbia Large Cap Enhanced Core Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31, 2007		Period Ended February 28, 2007 (a)		Year Ended March 31,
Class A Shares					2006 (b)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$14.58		$14.13		$13.41		$13.56		$9.98		$13.99		$14.89

Income from Investment Operations:
Net investment income (c)	0.09		0.16		0.17		0.17	(d)	0.11		0.10		0.09
Net realized and unrealized gain (loss) on investments, foreign currency, swap contracts, futures contracts and written options	0.63		1.24		1.42		0.66		3.59		(3.51)		0.39

Total from Investment Operations	0.72		1.40		1.59		0.83		3.70		(3.41)		0.48

Less Distributions to Shareholders:
From net investment income	—		(0.14)		(0.15)		(0.21)		(0.12)		(0.06)		(0.09)
From net realized gains	(0.39)		(0.81)		(0.72)		(0.77)		—		(0.54)		(1.29)

Total Distributions to Shareholders	(0.39)		(0.95)		(0.87)		(0.98)		(0.12)		(0.60)		(1.38)

Net Asset Value, End of Period	$14.91		$14.58		$14.13		$13.41		$13.56		$9.98		$13.99
Total return (e)	4.87	%(f)(g)	10.56	%(g)	12.35%		6.59%		37.08%		(25.24)%		2.55%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	0.75	%(i)	0.75	%(i)	0.75%		0.75%		0.75	%(j)	0.75%		0.75%
Interest expense	—		—		—		—		—	%(k)	—	%(k)	—	%(k)
Net expenses (h)	0.75	%(i)	0.75	%(i)	0.75%		0.75%		0.75	%(j)	0.75%		0.75%
Waiver/Reimbursement	0.04	%(i)	0.08	%(i)	0.15	%(l)	0.25	%(l)	0.26	%(l)	0.30%		0.25%
Net investment income	1.23	%(i)	1.26	%(i)	1.23%		1.27%		0.98%		1.01%		0.64%
Portfolio turnover rate	113	%(g)	230	%(g)	269%		218%		307%		366%		345%
Net assets, end of period (000’s)	$18,89	5	$17,39	9	$18,50	8	$17,65	3	$18,73	4	$15,66	3	$25,42	0

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the existing Investor A shares were renamed Class A shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	The reimbursement from the investment advisor had an impact of less than 0.01%.

(k)	Rounds to less than 0.01%.

(l)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.09%, 0.22% and 0.23% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

58

Financial Highlights – Columbia Large Cap Enhanced Core Fund

Selected data for a fund share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended August 31, 2007	Period Ended February 28, 2007 (a)	Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$14.58	$14.13	$13.68

Income from Investment Operations:
Net investment income (c)	0.07	0.13	0.03
Net realized and unrealized gain on investments, foreign currency, swap contracts, futures contracts and written options	0.63	1.23	0.42

Total from Investment Operations	0.70	1.36	0.45

Less Distributions to Shareholders:
From net investment income	—	(0.10)	—
From net realized gains	(0.39)	(0.81)	—

Total Distributions to Shareholders	(0.39)	(0.91)	—

Net Asset Value, End of Period	$14.89	$14.58	$14.13
Total return (d)(e)	4.73	%(f)	10.30%	3.29%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	1.00%	1.00%	1.00%
Waiver/Reimbursement (h)	0.04%	0.08%	0.09	%(i)
Net investment income (h)	0.98%	1.02%	0.91%
Portfolio turnover rate (e)	113%	230%	269%
Net assets, end of period (000’s)	$1	3	$1	1	$1	0

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	Class R shares commenced operations on January 23, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03% for the period ended March 31, 2006.

See Accompanying Notes to Financial Statements.

59

Financial Highlights – Columbia Large Cap Enhanced Core Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31, 2007		Period Ended February 28, 2007 (a)		Year Ended March 31,
Class Z Shares					2006 (b)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$14.60		$14.18		$13.45		$13.59		$10.00		$14.00		$14.90

Income from Investment Operations:
Net investment income (c)	0.11		0.20		0.20		0.20	(d)	0.15		0.14		0.13
Net realized and unrealized gain (loss) on investments, foreign currency, swap contracts, futures contracts and written options	0.63		1.23		1.44		0.67		3.59		(3.53)		0.38

Total from Investment Operations	0.74		1.43		1.64		0.87		3.74		(3.39)		0.51

Less Distributions to Shareholders:
From net investment income	(0.03)		(0.20)		(0.19)		(0.24)		(0.15)		(0.07)		(0.12)
From net realized gains	(0.39)		(0.81)		(0.72)		(0.77)		—		(0.54)		(1.29)

Total Distributions to Shareholders	(0.42)		(1.01)		(0.91)		(1.01)		(0.15)		(0.61)		(1.41)

Net Asset Value, End of Period	$14.92		$14.60		$14.18		$13.45		$13.59		$10.00		$14.00
Total return (e)	5.01	%(f)(g)	10.79	%(g)	12.66%		6.90%		37.41%		(25.03)%		2.80%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	0.50	%(i)	0.50	%(i)	0.50%		0.50%		0.50	%(j)	0.50%		0.50%
Interest expense	—		—		—		—		—	%(k)	—	%(k)	—	%(k)
Net expenses (h)	0.50	%(i)	0.50	%(i)	0.50%		0.50%		0.50	%(j)	0.50%		0.50%
Waiver/Reimbursement	0.04	%(i)	0.08	%(i)	0.15	%(l)	0.25	%(l)	0.26	%(l)	0.30%		0.25%
Net investment income	1.47	%(i)	1.52	%(i)	1.49%		1.52%		1.23%		1.26%		0.89%
Portfolio turnover rate	113	%(g)	230	%(g)	269%		218%		307%		366%		345%
Net assets, end of period (000’s)	$870,42	9	$610,80	7	$495,09	9	$325,00	8	$246,18	1	$191,53	5	$190,13	0

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	The reimbursement from the investment advisor had an impact of less than 0.01%.

(k)	Rounds to less than 0.01%.

(l)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.09%, 0.22% and 0.23% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

60

Financial Highlights – Columbia Mid Cap Index Fund

Selected data for a fund share outstanding throughout each period is as follows:

(Unaudited) Six Months Ended August 31, 2007	Period Ended February 28, 2007 (a)	Year Ended March 31,
Class A Shares	2006 (b)	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.61	$12.49	$10.92	$10.26	$6.96	$9.33	$8.41

Income from Investment Operations:
Net investment income (c)	0.17	0.12	0.12	0.10	0.06	0.05	0.05
Net realized and unrealized gain (loss) on investments and futures contracts	0.28	0.64	2.15	0.91	3.30	(2.26)	1.46

Total from Investment Operations	0.45	0.76	2.27	1.01	3.36	(2.21)	1.51

Less Distributions to Shareholders:
From net investment income	—	(0.10)	(0.12)	(0.08)	(0.06)	(0.04)	(0.04)
From net realized gains	(0.34)	(0.54)	(0.58)	(0.27)	—	(d)	(0.12)	(0.55)

Total Distributions to Shareholders	(0.34)	(0.64)	(0.70)	(0.35)	(0.06)	(0.16)	(0.59)

Net Asset Value, End of Period	$12.72	$12.61	$12.49	$10.92	$10.26	$6.96	$9.33
Total return (e)	3.47	%(f)(g)	6.61	%(g)(h)	21.37%	10.03%	48.31%	(23.98)%	17.99%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (i)	0.39	%(j)	0.39	%(j)	0.39%	0.39%	0.50	%(k)	0.60%	0.60%
Interest expense	—	—	—	%(l)	—	%(l)	—	%(l)	—	—
Net expenses (i)	0.39	%(j)	0.39	%(j)	0.39%	0.39%	0.50	%(k)	0.60%	0.60%
Waiver/Reimbursement	0.08	%(j)	0.09	%(j)	0.15	%(m)	0.14	%(m)	0.25	%(m)	0.35%	0.37%
Net investment income	1.28	%(j)	1.08	%(j)	1.00%	0.96%	0.70%	0.59%	0.57%
Portfolio turnover rate	11	%(g)	18	%(g)	24%	18%	9%	15%	16%
Net assets, end of period (000’s)	$48,83	5	$49,55	5	$18,11	5	$9,60	6	$7,38	5	$2,18	9	$1,12	3

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the existing Investor A shares were renamed Class A shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Amount represents less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Total return includes a voluntary reimbursement by the investment advisor for realized investment losses due to a trading error. The reimbursement had an impact of less than 0.01% of the Fund’s total return.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

(k)	The reimbursement from investment adviser had an impact of less than 0.01%.

(l)	Rounds to less than 0.01%.

(m)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.09%, 0.11% and 0.22% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

61

Financial Highlights – Columbia Mid Cap Index Fund

Selected data for a fund share outstanding throughout each period is as follows:

(Unaudited) Six Months Ended August 31, 2007	Period Ended February 28, 2007 (a)	Year Ended March 31,
Class Z Shares	2006 (b)	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.61	$12.52	$10.94	$10.27	$6.96	$9.31	$8.39

Income from Investment Operations:
Net investment income (c)	0.20	0.14	0.14	0.13	0.09	0.06	0.07
Net realized and unrealized gain (loss) on investments and futures contracts	0.26	0.64	2.17	0.91	3.29	(2.25)	1.46

Total from Investment Operations	0.46	0.78	2.31	1.04	3.38	(2.19)	1.53

Less Distributions to Shareholders:
From net investment income	(0.02)	(0.15)	(0.15)	(0.10)	(0.07)	(0.04)	(0.06)
From net realized gains	(0.34)	(0.54)	(0.58)	(0.27)	—	(d)	(0.12)	(0.55)

Total Distributions to Shareholders	(0.36)	(0.69)	(0.73)	(0.37)	(0.07)	(0.16)	(0.61)

Net Asset Value, End of Period	$12.71	$12.61	$12.52	$10.94	$10.27	$6.96	$9.31
Total return (e)	3.55	%(f)(g)	6.82	%(g)(h)	21.71%	10.32%	48.67%	(23.77)%	18.29%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (i)	0.14	%(j)	0.14	%(j)	0.14%	0.14%	0.25	%(k)	0.35%	0.35%
Interest expense	—	—	—	%(l)	—	%(l)	—	%(l)	—	—
Net expenses (i)	0.14	%(j)	0.14	%(j)	0.14%	0.14%	0.25	%(k)	0.35%	0.35%
Waiver/Reimbursement	0.08	%(j)	0.09	%(j)	0.15	%(m)	0.14	%(m)	0.25	%(m)	0.35%	0.37%
Net investment income	1.55	%(j)	1.30	%(j)	1.25%	1.21%	0.95%	0.84%	0.82%
Portfolio turnover rate	11	%(g)	18	%(g)	24%	18%	9%	15%	16%
Net assets, end of period (000’s)	$2,115,55	1	$2,033,70	9	$1,996,24	7	$1,601,00	5	$1,461,84	3	$860,99	7	$679,20	5

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the existing Primary A shares were renamed Class Z shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Amount represents less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Total return includes a voluntary reimbursement by the investment advisor for realized investment losses due to a trading error. The reimbursement had an impact of less than 0.01% of the Fund’s total return.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

(k)	The reimbursement from investment adviser had an impact of less than 0.01%.

(l)	Rounds to less than 0.01%.

(m)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.09%, 0.11% and 0.22% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

62

Financial Highlights – Columbia Small Cap Index Fund

Selected data for a fund share outstanding throughout each period is as follows:

(Unaudited) Six Months Ended August 31, 2007	Period Ended February 28, 2007 (a)	Year Ended March 31,
Class A Shares	2006 (b)	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$22.19	$23.24	$19.16	$17.88	$11.57	$15.60	$13.22

Income from Investment Operations:
Net investment income (c)	0.12	0.10	0.13	0.12	0.05	0.03	0.03
Net realized and unrealized gain (loss) on investments and futures contracts	0.64	0.48	4.32	2.03	6.39	(3.99)	2.72

Total from Investment Operations	0.76	0.58	4.45	2.15	6.44	(3.96)	2.75

Less Distributions to Shareholders:
From net investment income	—	(0.09)	(0.09)	(0.10)	(0.08)	(0.01)	(0.04)
From net realized gains	(0.76)	(1.54)	(0.28)	(0.77)	(0.05)	(0.06)	(0.33)

Total Distributions to Shareholders	(0.76)	(1.63)	(0.37)	(0.87)	(0.13)	(0.07)	(0.37)

Net Asset Value, End of Period	$22.19	$22.19	$23.24	$19.16	$17.88	$11.57	$15.60
Total return (d)	3.30	%(e)	3.09	%(e)(f)	23.46%	12.58%	55.73%	(25.46)%	20.97%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	0.45	%(h)	0.45	%(h)	0.46%	0.46%	0.56	%(i)	0.65%	0.65%
Interest expense	—	%(h)(j)	—	%(h)(j)	—	%(j)	—	—	—	—
Net expenses (g)	0.45	%(h)	0.45	%(h)	0.46%	0.46%	0.56	%(i)	0.65%	0.65%
Waiver/Reimbursement	—	—	%(h)(j)	0.07	%(k)	0.11	%(k)	0.22	%(k)	0.36%	0.36%
Net investment income	1.00	%(h)	0.51	%(h)	0.62%	0.64%	0.32%	0.26%	0.21%
Portfolio turnover rate	10	%(e)	15	%(e)	20%	16%	16%	26%	18%
Net assets, end of period (000’s)	$51,07	4	$51,68	1	$45,36	5	$14,33	7	$12,53	4	$7,81	4	$8,72	4

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the existing Investor A shares were renamed Class A shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	Total return includes a voluntary reimbursement by the investment advisor for realized investment losses due to trading errors. These reimbursements had an impact of less than 0.01% on the Fund’s total return.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	The reimbursement from the investment advisor had an impact of less than 0.01%.

(j)	Rounds to less than 0.01%.

(k)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, 0.08% and 0.19% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

63

Financial Highlights – Columbia Small Cap Index Fund

Selected data for a fund share outstanding throughout each period is as follows:

(Unaudited) Six Months Ended August 31, 2007	Period Ended February 28, 2007 (a)	Year Ended March 31,
Class Z Shares	2006 (b)	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$22.27	$23.35	$19.24	$17.95	$11.59	$15.63	$13.24

Income from Investment Operations:
Net investment income (c)	0.14	0.15	0.18	0.16	0.09	0.07	0.06
Net realized and unrealized gain (loss) on investments and futures contracts	0.65	0.48	4.35	2.04	6.40	(4.00)	2.73

Total from Investment Operations	0.79	0.63	4.53	2.20	6.49	(3.93)	2.79

Less Distributions to Shareholders:
From net investment income	(0.02)	(0.17)	(0.14)	(0.14)	(0.08)	(0.05)	(0.07)
From net realized gains	(0.76)	(1.54)	(0.28)	(0.77)	(0.05)	(0.06)	(0.33)

Total Distributions to Shareholders	(0.78)	(1.71)	(0.42)	(0.91)	(0.13)	(0.11)	(0.40)

Net Asset Value, End of Period	$22.28	$22.27	$23.35	$19.24	$17.95	$11.59	$15.63
Total return (d)	3.42	%(e)	3.34	%(e)(f)	23.80%	12.84%	56.11%	(25.26)%	21.30%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	0.20	%(h)	0.20	%(h)	0.21%	0.21%	0.31	%(i)	0.40%	0.40%
Interest expense	—	%(h)(j)	—	%(h)(j)	—	%(j)	—	—	—	—
Net expenses (g)	0.20	%(h)	0.20	%(h)	0.21%	0.21%	0.31	%(i)	0.40%	0.40%
Waiver/Reimbursement	—	—	%(h)(j)	0.07	%(k)	0.11	%(k)	0.22	%(k)	0.36%	0.36%
Net investment income	1.25	%(h)	0.76	%(h)	0.87%	0.89%	0.57%	0.51%	0.46%
Portfolio turnover rate	10	%(e)	15	%(e)	20%	16%	16%	26%	18%
Net assets, end of period (000’s)	$1,537,73	4	$1,521,29	1	$1,606,95	8	$1,072,11	3	$914,26	7	$517,68	0	$499,08	4

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the existing Primary A shares were renamed Class Z shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	Total return includes a voluntary reimbursement by the investment advisor for realized investment losses due to trading errors. These reimbursements had an impact of less than 0.01% on the Fund’s total return.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	The reimbursement from the investment advisor had an impact of less than 0.01%.

(j)	Rounds to less than 0.01%.

(k)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, 0.08% and 0.19% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

64

Notes to Financial Statements – Index Funds

August 31, 2007 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Information presented in these financial statements pertains to the following series of the Trust (each a “Fund” and collectively, the “Funds”):

Columbia Large Cap Index Fund

Columbia Large Cap Enhanced Core Fund

Columbia Mid Cap Index Fund

Columbia Small Cap Index Fund

Investment Goals

Columbia Large Cap Index Fund seeks total return, before fees and expenses, that corresponds to the total return of the Standard and Poor’s 500® Index. Columbia Large Cap Enhanced Core Fund seeks total return before fees and expenses, that exceeds the total return of the Standard and Poor’s 500® Index. Columbia Mid Cap Index Fund seeks total return before fees and expenses that corresponds to the total return of the Standard and Poor’s MidCap 400® Index. Columbia Small Cap Index Fund seeks total return before fees and expenses that corresponds to the total return of the Standard and Poor’s SmallCap 600® Index.

Fund Shares

The Trust may issue an unlimited number of shares. Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund each offer two classes of shares: Class A and Class Z shares. Columbia Large Cap Index Fund offers three classes of shares: Class A, Class B and Class Z shares. Columbia Large Cap Enhanced Core Fund offers three classes of shares: Class A, Class R and Class Z shares. Each share class has its own expense structure and sales charges, as applicable.

Class A, R and Z shares are offered continuously at net asset value. Class B shares are subject to a maximum contingent deferred sales charge (“CDSC”) of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. There are certain restrictions on the purchase of Class R and Class Z shares, as described in the Funds’ prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Investments for which market quotations are not readily available, or quotations which management believes are not reliable, are valued at “fair value” as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

65

Index Funds

August 31, 2007 (Unaudited)

Management is evaluating the impact the application of SFAS 157 will have on the Funds’ financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

Each Fund may invest in futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and for non-hedging purposes. Futures contracts are financial instruments whose values depend on, or are derived from, the value of the underlying security, index or currency.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, and (3) an inaccurate prediction by Columbia Management Advisors, LLC (“Columbia”), the Fund’s investment advisor, of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund’s Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract a Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Options

Each Fund may write call and put options on a security it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying transaction to determine the realized gain or loss. Each Fund as a writer of an option has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. Each Fund’s custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

Swaps

Each Fund may engage in swap transactions such as interest rate and volatility swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return.

Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on swaps is included in realized gain (loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between a Fund’s basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it

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may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contract. Each Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. Each Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Funds’ investments against currency fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Funds’ portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Funds are also exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statements of Operations.

Income Recognition

Interest income is earned from settlement date and recorded on the accrual basis. Corporate actions and dividend income are recorded on ex-dividend date. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gains as applicable. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of the Funds, based on the relative net assets of each class, on a daily basis for purposes of determining the net asset value of each class.

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Federal Income Tax Status

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Dividends and Distributions to Shareholders

Distributions from net investment income are declared and paid at least annually for each of the Funds. The Funds may, however, declare and pay distributions from net investment income more frequently. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Funds’ organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the period ended February 28, 2007 and the year ended March 31, 2006 was as follows:

	2/28/07
	Ordinary Income *	Long-Term Capital Gains
Columbia Large Cap Index Fund	$43,899,766	$—
Columbia Large Cap Enhanced Core Fund	29,769,140	7,639,016
Columbia Mid Cap Index Fund	35,574,816	72,897,105
Columbia Small Cap Index Fund	15,413,815	103,861,524

	3/31/06
	Ordinary Income *	Long Term Capital Gains
Columbia Large Cap Index Fund	$30,667,348	$—
Columbia Large Cap Enhanced Core Fund	22,609,817	4,641,538
Columbia Mid Cap Index Fund	28,666,267	75,761,877
Columbia Small Cap Index Fund	11,658,727	16,638,435

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation for the six months ended August 31, 2007, based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Columbia Large Cap Index Fund	$1,138,477,643	$(144,671,950)	$993,805,693
Columbia Large Cap Enhanced Core Fund	105,354,674	(26,435,792)	78,918,882
Columbia Mid Cap Index Fund	658,261,877	(102,383,200)	555,878,677
Columbia Small Cap Index Fund	617,208,833	(101,635,000)	515,573,833

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The following capital loss carryforwards, determined as of February 28, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Columbia Large Cap Index Fund
Expiring in 2009	$29,894,308
Expiring in 2010	39,881,372
Expiring in 2011	114,143,427
Expiring in 2013	19,822,029
Expiring in 2014	11,177,795
Expiring in 2015	108,188,982

The availability of a portion of the capital loss carryforwards acquired by Columbia Large Cap Index Fund as a result of its merger with Columbia Large Company Index Fund may be limited in a given year.

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes- an Interpretation of FASB Statement No. 109 (“FIN 48”) effective August 31, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based in the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for each Fund. As a result of this evaluation, management believes that FIN 48 will not have any effect on the Funds’ financial statements. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Funds. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of each Fund at the following annual rates:

Fees on Average Net Assets	Columbia Large Cap Index Fund	Columbia Large Cap Enhanced Core Fund	Columbia Mid Cap Index Fund	Columbia Small Cap Index Fund
First $500 million	0.10%	0.35%	0.10%	0.10%
$500 million to $1 billion	0.10%	0.30%	0.10%	0.10%
$1 billion to $1.5 billion	0.10%	0.25%	0.10%	0.10%
$1.5 billion to $3 billion	0.10%	0.20%	0.10%	0.10%
$3 billion to $6 billion	0.10%	0.18%	0.10%	0.10%
Over $6 billion	0.10%	0.16%	0.10%	0.10%

For the six months ended August 31, 2007, the annualized effective investment advisory fee rates for the Funds, as a percentage of each Fund’s average daily net assets, were as follows:

Effective Rate %
Columbia Large Cap Index Fund	0.10
Columbia Large Cap Enhanced Core Fund	0.33
Columbia Mid Cap Index Fund	0.10
Columbia Small Cap Index Fund	0.10

Administration Fee

Columbia provides administrative and other services to the Funds pursuant to an administration services agreement. For Columbia Large Cap Index Fund and Columbia Small Cap Index Fund, Columbia, from the administration fee it receives

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from each Fund, pays all expenses of the Funds, except the fees and expenses of the Trustees who are not interested persons, service and distribution fees, brokerage fees and commissions, interest on borrowings, taxes and such extraordinary expenses as may arise, including litigation.

For Columbia Large Cap Enhanced Core Fund and Columbia Mid Cap Index Fund, Columbia is entitled to receive an administration fee less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below.

Columbia receives a monthly administration fee for its services as administrator, based on the average daily net assets of each Fund at the following annual rates:

Administration Fee Rate %
Columbia Large Cap Index Fund	0.10
Columbia Large Cap Enhanced Core Fund	0.17
Columbia Mid Cap Index Fund	0.10
Columbia Small Cap Index Fund	0.10

Pricing and Bookkeeping Fees

The Funds have entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Funds. The Funds have also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, the Funds pay State Street an annual fee of $38,000 paid monthly. In addition, the Funds pay State Street a monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

The Funds have entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. The Funds reimburse Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services performed in connection with Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six-months ended August 31, 2007, the total amounts paid and payable to affiliates by the Funds under these agreements were as follows:

	Amounts Paid to Affiliates	Amounts Payable to Affiliates
Columbia Large Cap Enhanced Core Fund	$7,925	$1,414
Columbia Mid Cap Index Fund	7,925	1,414

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20, that is charged once a year, may apply on certain accounts with a value below the initial minimum investment requirements for such accounts to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statements

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of Operations. For the period ended August 31, 2007, these minimum account balance fees reduced total expenses as follows:

Columbia Large Cap Index Fund	$21,287
Columbia Large Cap Enhanced Core Fund	395
Columbia Mid Cap Index Fund	420
Columbia Small Cap Index Fund	10,123

For the six months ended August 31, 2007, the annualized effective transfer agent fee rates for the Funds, inclusive of out-of-pocket expenses, sub-transfer agent fees and net of minimum account balance fees and waivers, if applicable, as a percentage of each Fund’s average daily net assets, were as follows:

	Effective Rate %
Columbia Large Cap Enhanced Core Fund	0.01
Columbia Mid Cap Index Fund	0.00	*

*	Effective rate was less than 0.01%.

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Funds’ shares.

The Trust has adopted a shareholder servicing plan and a distribution plan for the Class B shares of Columbia Large Cap Index Fund, a distribution plan for the Class R shares of Columbia Large Cap Enhanced Core Fund, and a combined distribution and shareholder servicing plan for the Class A shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate %	Plan Limit %
Class A Combined Distribution and Shareholder Servicing Plan*	0.25	0.25
Class B Shareholder Servicing Plans**	0.25	0.25
Class B Distribution Plans**	0.75	0.75
Class R Distribution Plans***	0.50	0.50

*	For all Funds

**	For Columbia Large Cap Index Fund

***	For Columbia Large Cap Enhanced Core Fund

Expense Limits and Fee Waivers

Columbia has contractually agreed to waive fees and/or reimburse expenses through June 30, 2008, so that the expenses incurred by the Funds (excluding interest expense and distribution and service fees), will not exceed the following annual rates, based on each Fund’s average daily net assets:

Annual Rate %
Columbia Large Cap Index Fund	0.14
Columbia Large Cap Enhanced Core Fund	0.50
Columbia Mid Cap Index Fund	0.14
Columbia Small Cap Index Fund	0.21

There is no guarantee that these expense limitations will continue after June 30, 2008.

Columbia and/or the Distributor are entitled to recover from Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund and Columbia Small Cap Index Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause Funds’ total operating expenses to exceed the expense limitations in effect at the time of recovery.

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At August 31, 2007, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

	Amount of Potential Recovery Expiring:				Total Potential Recovery
Fund	2/28/2011	2/28/2010	3/31/2009	3/31/2008
Columbia Large Cap Index Fund	$819,561	$1,379,819	$1,595,131	$1,464,841	$5,259,352
Columbia Large Cap Enhanced Core Fund	161,783	393,249	363,714	640,523	1,559,269
Columbia Small Cap Index Fund	—	—	175,070	797,057	972,127

Custody Credits

Columbia Large Cap Enhanced Core Fund and Columbia Mid Cap Index Fund have an agreement with their custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses in the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. For the six months ended August 31, 2007, these credits reduced total expenses for Columbia Large Cap Enhanced Core Fund and Columbia Mid Cap Index Fund by $879 and $17,607, respectively.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust’s eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds’ assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in “Trustees’ fees” in the Statements of Operations. The liability for the deferred compensation plan is included in “Trustees fees” in the Statements of Assets and Liabilities.

As a result of fund mergers, certain funds assumed the assets and liabilities of the deferred compensation plan of the acquired funds. The deferred compensation plan of the acquired funds may be terminated at any time. Any payments to plan participants are paid solely out of the fund’s assets.

Note 5. Portfolio Information

For the six months ended August 31, 2007, the aggregate cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	Purchases	Sales
Columbia Large Cap Index Fund	$51,673,025	$127,843,924
Columbia Large Cap Enhanced Core Fund	979,323,816	841,533,636
Columbia Mid Cap Index Fund	252,421,333	225,130,719
Columbia Small Cap Index Fund	189,108,705	165,315,724

Note 6. Shares of Beneficial Interest

An unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust’s Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Class B shares generally convert to Class A shares in eight years.

As of August 31, 2007, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity

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in these accounts may have a significant effect on the operations of the Funds. The percentage of shares of beneficial interest outstanding held therein are as follows:

Fund	% of Shares Outstanding Held
Columbia Large Cap Index Fund	72.1
Columbia Large Cap Enhanced Core Fund	87.7
Columbia Mid Cap Index Fund	90.7
Columbia Small Cap Index Fund	68.8

Note 7. Line of Credit

The Funds and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in “Other expenses” in the Statements of Operations.

For the six months ended August 31, 2007, Columbia Small Cap Index Fund borrowed under these arrangements. The average daily loan balance outstanding on days where borrowings existed was $2,600,000 at a weighted average interest rate of 5.8125%.

Note 8. Securities Lending

Each Fund commenced a securities lending program in August 2006 and may lend their securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Funds. Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their right to dispose of the collateral, there may be a potential loss to the Funds. The Funds bear the risk of loss with respect to the investment of collateral.

Note 9. Disclosure of Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial

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measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations

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Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

Note 10. Business Combinations and Mergers

On September 23, 2005, Columbia Large Company Index Fund merged into Nations LargeCap Index Fund. Class A, Class B and Class Z shares of Columbia Large Company Index Fund were exchanged for Class A, Class B and Class Z shares of Nations LargeCap Index Fund, respectively. Class C shares of Columbia Large Company Index Fund were exchanged for Class A shares of Nations LargeCap Index Fund. Nations LargeCap Index Fund received a tax-free transfer of assets from Columbia Large Company Index Fund as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation*
35,902,036	$849,883,230	$151,018,770

Net Assets of Nations LargeCap Index Fund Prior to Combination	Net Assets of Columbia Large Company Index Fund Immediately Prior to Combination	Net Assets of Nations LargeCap Index Fund After Combination
$1,576,156,002	$849,883,230	$2,426,039,232

*	Unrealized appreciation is included in the Net Assets Received.

Nations LargeCap Index Fund was then renamed Columbia Large Cap Index Fund.

Also on September 23, 2005, Columbia Small Company Index Fund merged into Nations SmallCap Index Fund. Class A and Class Z shares of Columbia Small Company Index Fund were issued in exchange for Class A and Class Z shares of Nations SmallCap Index Fund, respectively. Class B and Class C shares of Columbia Small Company Index Fund were issued in exchange for Class A shares of Nations SmallCap Index Fund. The Nations SmallCap Index Fund received a tax-free transfer of assets from Columbia Small Company Index Fund as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation *
17,127,724	$351,480,182	$103,790,023

Net Assets of Nations SmallCap Index Fund Prior to Combination	Net Assets of Columbia Small Company Index Fund Immediately Prior to Combination	Net Assets of Nations SmallCap Index Fund After Combination
$1,122,468,596	$351,480,182	$1,473,948,778

*	Unrealized appreciation is included in the Net Assets Received.

Nations SmallCap Index Fund was then renamed Columbia Small Cap Index Fund.

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76

Important Information About This Report – Index Funds

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Index Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds’ website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, charges and expenses for a fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about a fund. You should read it carefully before you invest.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc. , member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

77

Index Funds

Semiannual Report – August 31, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/135208-0807 (10/07) 07/45468

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 30, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 30, 2007